As filed with the Securities and Exchange Commission on January 8, 2026

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23973

WELLINGTON GLOBAL MULTI-STRATEGY FUND

(Exact name of registrant as specified in charter)

280 Congress Street Boston, MA 02210

(Address of principal executive offices) (Zip code)

Kyle T. Sullivan, Wellington Management Company LLP, 280 Congress Street Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-287-3403

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1.	Reports to Stockholders.

(a)

Wellington Global Multi-Strategy Fund

ANNUAL REPORT

October 31, 2025

Shareholder Letter

Wellington Global Multi-Strategy Fund

DEAR SHAREHOLDER,

This annual report covers the reporting period from 2 January 2025 (commencement of operations) through 31 October 2025 (the “reporting period”). On this page and the following pages, you will find details regarding investment results, as well as some of the factors that affected performance during the reporting period. For detailed and timely information about the Wellington Global Multi-Strategy Fund (the “Fund”) please visit the Fund’s website at www.wellington.com/en-us/intermediary/funds/global-multi-strategy-fund.

PERFORMANCE REVIEW

For the reporting period, the Fund’s Class I Shares returned -2.01% of net-of-fees. Despite episodic volatility, the Fund remained resilient and adaptable, navigating ongoing macroeconomic uncertainty, inflation, central bank actions, and geopolitical tensions. The Fund’s diverse approach to sectors, regions, trading styles and assets helped cushion overall downside risk, but performance was mixed across our three sub-strategies: Equity Long/Short, Macro & Fixed Income, and Credit.

Our Macro & Fixed Income strategies were the largest detractor, driven by our emerging markets (“EM”) focused trading books as well as those that trade developed market rates with a directional view. Within EM, our currency positions weighed on performance. Some of our longer-term views and concerns around domestic politics, including a short position in the South African Rand, were challenged. Our systematic processes that trade currencies on a variety of signals, including mean reversion and momentum also negatively impacted performance. Markets reacted to a variety of global events including tariff fears, economic data and central bank actions. The Fund’s short duration position in the United Kingdom, based on our view of higher yields, had mixed performance.

Our Equity Long/Short strategies were the strongest contributors, with gains driven by a combination of long-term themes, security selection, and cyclical positioning. Notably, our thematic long in European defense was a key contributor along with strong security selection within European equities. Within financials, our positioning in the US and Europe were additive throughout the period thanks to decisions based on earnings, economic certainty, and cycles. Our technology and growth- focused portfolio management teams contributed positively through thematic Artificial Intelligence (AI) longs.

Credit strategies also contributed positively, with a fundamental strategy of strong security selection based on idiosyncratic risk. In particular, the Fund benefitted from trades around mergers and acquisitions, new issuance, and strong fundamentals and operational results.

PERFORMANCE CHART

Comparison of change in value of $50,000 investment in the Fund’s Class I Shares vs. the benchmark.

Past performance is not indicative of, or a guarantee of, future performance. Future results may vary and may be higher or lower than the data shown. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares.

Wellington Global Multi-Strategy Fund

RETURN AND BENCHMARK

Return Since January 2, 2025 (Inception date)
Class I Net Return	-2.01%
MSCI World Index (USD)	20.21%
Bloomberg Global Aggregate Index	7.64%
HFRI Multi-Manager/Pod Shop Index	7.63%

INVESTMENT SUMMARY

TOP ISSUERS

(% of Fund’s net assets)

Italy Buoni Poliennali Del Tesoro	86.9%
U.K. Gilts	60.4%
U.S. Treasury Bills	54.2%
Spain Government Bonds	25.2%
CPPIB Capital, Inc.	23.7%
European Union	22.8%
Hellenic Republic Government Bonds	16.6%
U.S. Treasury Bonds	15.9%
Portugal Obrigacoes do Tesouro OT	13.4%
Japan Government CPI-Linked Bonds	12.7%
331.8%

TOP MARKET SECTORS

(% of Fund’s net assets)

Shares	Investments	Cost	Fair Value
	Common Stock (A) (1.47%)
	Australia (0.05%)
	Metals & Mining
2,486	Lynas Rare Earths Ltd.	$21,559	$24,662
	Canada (0.05%)
	Oil, Gas & Consumable Fuels
2,348	NexGen Energy Ltd.	20,298	22,975
	China (0.04%)
	Textiles, Apparel & Luxury Goods
195	Laopu Gold Co., Ltd. Class H	18,473	17,246
	Cyprus (0.11%)
	Banks
6,118	Bank of Cyprus Holdings PLC	51,496	56,357
	France (0.57%)
	Ground Transportation
18,013	Ayvens SA 144A	204,425	240,625
	Media
2,376	Altice USA, Inc.	41,161	39,353
	Total France	245,586	279,978
	United Kingdom (0.32%)
	Banks
31,189	Shawbrook Group PLC 144A	162,249	160,223
	United States (0.33%)
	Construction & Engineering
7,658	Centuri Holdings, Inc.	150,097	154,615
	Metals & Mining
542	Ivanhoe Electric, Inc.	8,130	8,016
	Total United States	158,227	162,631
	Total Common Stock	677,888	724,072

Face Amount
		Fixed Income (A) (41.24%)
		Brazil (0.28%)
		Energy
USD	142,000	Petrobras Global Finance BV	6.25%	01/10/2036	138,877	140,064
		France (1.10%)
		Consumer Cyclical
EUR	355,000	Bertrand Franchise Finance SAS REG S	6.50%	07/18/2030	410,483	398,023
		Foreign Government Obligations
EUR	250,000	French Republic Government Bonds OAT REG S	1.75%	05/25/2066	148,109	147,577
		Total France			558,592	545,600

The accompanying notes are an integral part of the consolidated financial statements.

Face Amount		Investments			Cost	Fair Value
		Fixed Income (A) (continued)
		Hungary (0.14%)
		Foreign Government Obligations
EUR	110,000	Hungary Government International Bonds Series 30YR REG S	1.50%	11/17/2050	$62,937	$67,488
		Indonesia (0.41%)
		Foreign Government Obligations
USD	200,000	Indonesia Government International Bonds	4.90%	04/16/2036	199,191	200,500
		Mexico (0.63%)
		Energy
USD	345,000	Petroleos Mexicanos	7.69%	01/23/2050	313,263	312,932
		Netherlands (0.84%)
		Industrial
USD	200,000	Trivium Packaging Finance BV 144A	8.25%	07/15/2030	200,000	207,195
USD	200,000	Trivium Packaging Finance BV 144A	12.25%	01/15/2031	200,000	208,661
		Total Netherlands			400,000	415,856
		Norway (0.42%)
		Energy
USD	225,000	Aker BP ASA 144A	5.80%	10/01/2054	205,092	208,336
		Qatar (0.76%)
		Energy
USD	525,000	QatarEnergy REG S	3.30%	07/12/2051	351,445	377,223
		Romania (0.44%)
		Foreign Government Obligations
USD	120,000	Romania Government International Bonds REG S	4.00%	02/14/2051	76,281	82,800
USD	160,000	Romania Government International Bonds REG S	5.13%	06/15/2048	126,603	133,200
		Total Romania			202,884	216,000
		United States (36.22%)
		Basic Materials
USD	150,000	Dow Chemical Co.	6.90%	05/15/2053	154,727	159,210
USD	350,000	LYB International Finance III LLC	3.63%	04/01/2051	230,982	233,094
		Communications
USD	310,000	Alphabet, Inc.	5.30%	05/15/2065	299,367	304,602
USD	275,000	Amazon.com, Inc.	3.95%	04/13/2052	219,882	219,882
USD	475,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A	4.25%	01/15/2034	397,813	397,813
USD	250,000	Comcast Corp.	2.89%	11/01/2051	157,046	151,500
USD	250,000	Comcast Corp.	2.94%	11/01/2056	148,546	144,860
USD	625,000	Comcast Corp.	2.99%	11/01/2063	360,973	348,262
USD	270,000	DISH Network Corp. 144A	11.75%	11/15/2027	278,219	284,252
USD	840,000	EchoStar Corp. PIK	6.75%	11/30/2030	833,383	866,804
USD	375,000	Meta Platforms, Inc.	4.65%	08/15/2062	320,903	312,014
USD	275,000	Meta Platforms, Inc. ±	5.63%	11/15/2055	274,516	272,931
USD	265,000	Meta Platforms, Inc. ±	5.75%	11/15/2065	264,730	262,781
USD	450,000	Univision Communications, Inc. 144A	9.38%	08/01/2032	451,581	475,008
USD	285,000	WULF Compute LLC 144A	7.75%	10/15/2030	285,000	296,079
		Consumer Cyclical
USD	25,000	Caesars Entertainment, Inc. 144A	6.00%	10/15/2032	23,930	23,849
USD	560,000	Lindblad Expeditions LLC 144A	7.00%	09/15/2030	560,000	570,345

The accompanying notes are an integral part of the consolidated financial statements.

Face Amount		Investments			Cost	Fair Value
		Fixed Income (A) (continued)
		United States (continued)
		Consumer Non-cyclical
USD	245,575	Chobani Holdco II LLC 144A PIK	8.75%	10/01/2029	$258,942	$260,139
EUR	115,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 144A	5.50%	05/15/2033	129,691	137,264
		Energy
USD	168,000	Aethon United BR LP/Aethon United Finance Corp. 144A	7.50%	10/01/2029	172,770	174,293
USD	60,000	Caturus Energy LLC 144A	8.50%	02/15/2030	60,050	61,161
USD	500,000	Diamondback Energy, Inc.	5.75%	04/18/2054	461,357	481,829
USD	360,000	Diamondback Energy, Inc.	5.90%	04/18/2064	333,762	344,928
USD	69,000	DT Midstream, Inc. 144A	4.38%	06/15/2031	64,675	66,982
USD	124,000	EQT Corp.	5.75%	02/01/2034	125,924	129,796
USD	62,000	Excelerate Energy LP 144A	8.00%	05/15/2030	64,248	65,459
USD	500,000	Northern Oil & Gas, Inc. 144A	7.88%	10/15/2033	501,051	487,001
USD	400,000	Venture Global Calcasieu Pass LLC 144A	4.13%	08/15/2031	368,226	369,813
USD	505,000	Venture Global LNG, Inc. 144A *~	9.00%	09/30/2029	479,978	472,006
		Financial
USD	270,000	Five Point Operating Co. LP 144A	8.00%	10/01/2030	270,000	276,345
USD	270,000	Freedom Mortgage Holdings LLC 144A	8.38%	04/01/2032	270,913	281,506
USD	545,000	Freedom Mortgage Holdings LLC 144A	9.25%	02/01/2029	562,492	572,250
USD	1,750,000	Visa, Inc.	2.00%	08/15/2050	956,710	978,398
		Industrial
USD	165,000	CP Atlas Buyer, Inc. 144A PIK	12.75%	01/15/2031	157,544	161,608
		Technology
USD	605,000	Cloud Software Group, Inc. 144A	9.00%	09/30/2029	606,103	625,776
USD	175,000	Fiserv, Inc.	4.40%	07/01/2049	143,339	140,229
USD	275,000	Oracle Corp.	5.95%	09/26/2055	272,308	260,726
USD	510,000	Oracle Corp.	6.10%	09/26/2065	506,030	486,343
USD	502,000	Rocket Software, Inc. 144A	6.50%	02/15/2029	488,058	487,682
		U.S. Government Securities
USD	4,600,000	Federal National Mortgage Association TBA - 30YR	5.00%	12/25/2025	4,557,594	4,576,480
USD	665,000	U.S. Treasury Bonds (B)	4.75%	05/15/2055	646,028	673,728
		Total United States			17,719,391	17,895,028
		Total Fixed Income			20,151,672	20,379,027
		Fixed Income Sell-Buyback Agreements (A) (C) (399.12%)
		Australia (1.28%)
		Foreign Government Obligations
AUD	264,000	Australia Government Bonds Series 155	2.50%	05/21/2030	166,259	164,388
AUD	339,000	New South Wales Treasury Corp. REG S	4.75%	02/20/2037	218,702	215,666
AUD	505,000	Treasury Corp. of Victoria	2.00%	09/17/2035	257,564	254,300
		Total Australia			642,525	634,354
		Bulgaria (2.32%)
		Foreign Government Obligations
EUR	974,000	Bulgaria Government International Bonds Series 13YR REG S	4.13%	05/07/2038	1,152,599	1,148,541

The accompanying notes are an integral part of the consolidated financial statements.

Face Amount		Investments			Cost	Fair Value
		Fixed Income Sell-Buyback Agreements (A) (C) (continued)
		Canada (76.73%)
		Foreign Government Obligations
EUR	679,000	CDP Financial, Inc. 144A	3.25%	09/30/2035	$791,684	$785,618
EUR	3,993,000	CDP Financial, Inc. REG S	2.75%	02/13/2032	4,621,042	4,577,725
AUD	927,000	CDP Financial, Inc. REG S	4.10%	06/13/2030	608,373	602,148
USD	2,510,000	CPPIB Capital, Inc. 144A	3.63%	10/15/2028	2,504,573	2,507,707
EUR	1,471,000	CPPIB Capital, Inc. REG S	2.88%	01/30/2032	1,720,579	1,705,292
EUR	2,323,000	CPPIB Capital, Inc. REG S	3.25%	08/27/2035	2,721,577	2,705,492
AUD	710,000	CPPIB Capital, Inc. REG S	4.20%	05/02/2028	471,725	467,625
AUD	3,942,000	CPPIB Capital, Inc. REG S	4.40%	01/15/2029	2,634,018	2,610,570
AUD	2,546,000	CPPIB Capital, Inc. REG S	4.60%	01/16/2030	1,714,181	1,696,753
AUD	1,170,000	Export Development Canada	4.00%	09/04/2030	767,969	759,572
EUR	1,180,000	OMERS Finance Trust REG S	3.13%	01/25/2029	1,401,062	1,387,962
AUD	340,000	OMERS Finance Trust REG S	4.50%	10/16/2029	225,316	224,622
EUR	1,746,000	Ontario Teachers’ Finance Trust REG S	0.10%	05/19/2028	1,923,442	1,905,084
USD	2,160,000	Province of Alberta ±	4.30%	11/02/2035	2,152,967	2,162,586
USD	195,000	Province of Alberta	4.50%	01/24/2034	198,103	198,485
AUD	686,000	Province of Alberta	5.20%	05/15/2034	461,902	454,821
USD	1,355,000	Province of British Columbia	4.80%	06/11/2035	1,391,463	1,393,675
AUD	1,840,000	Province of British Columbia REG S	4.95%	07/16/2032	1,239,676	1,226,569
AUD	612,000	Province of Manitoba	4.85%	08/28/2034	400,091	394,521
USD	989,000	Province of Ontario	4.85%	06/11/2035	1,023,034	1,024,186
AUD	290,000	Province of Ontario	5.35%	05/08/2034	197,187	194,276
USD	2,240,000	Province of Quebec	4.63%	08/28/2035	2,275,914	2,279,617
AUD	1,385,000	Province of Quebec	5.25%	05/02/2034	931,826	922,486
AUD	2,242,000	PSP Capital, Inc.	4.10%	08/13/2030	1,471,781	1,455,729
AUD	2,764,000	PSP Capital, Inc.	4.50%	09/05/2031	1,828,026	1,806,582
EUR	573,000	PSP Capital, Inc. 144A	3.25%	07/02/2034	673,063	666,739
AUD	2,701,000	PSP Capital, Inc. REG S	4.60%	02/06/2029	1,810,960	1,795,993
		Total Canada			38,161,534	37,912,435
		Finland (5.90%)
		Foreign Government Obligations
EUR	389,000	Finland Government Bonds Series 31YR REG S	2.95%	04/15/2055	392,933	390,951
EUR	2,187,000	Finland Government Bonds Series 7YR REG S	2.63%	04/15/2032	2,546,313	2,522,159
		Total Finland			2,939,246	2,913,110
		Germany (14.31%)
		Foreign Government Obligations
EUR	2,500,000	Bundesrepublik Deutschland Bundesanleihe REG S	2.60%	08/15/2034	2,891,140	2,891,141
EUR	1,158,000	Bundesrepublik Deutschland Bundesanleihe REG S +	3.18%	08/15/2052	584,026	575,539
EUR	490,000	Bundesrepublik Deutschland Bundesanleihe REG S	3.25%	07/04/2042	589,032	582,263
EUR	36,527	Bundesrepublik Deutschland Bundesanleihe REG S	4.25%	07/04/2039	49,169	48,599
EUR	484,000	State of North Rhine-Westphalia REG S	0.95%	01/10/2121	174,133	173,581
EUR	1,774,000	State of North Rhine-Westphalia REG S	1.45%	01/19/2122	847,295	837,853
EUR	517,000	State of North Rhine-Westphalia REG S	1.75%	10/26/2057	381,766	377,625
EUR	242,000	State of North Rhine-Westphalia REG S	2.15%	03/21/2119	164,696	163,417
EUR	1,416,000	State of North Rhine-Westphalia REG S	2.90%	01/15/2053	1,428,774	1,420,721
		Total Germany			7,110,031	7,070,739

The accompanying notes are an integral part of the consolidated financial statements.

Face Amount		Investments			Cost	Fair Value
		Fixed Income Sell-Buyback Agreements (A) (C) (continued)
		Greece (16.61%)
		Foreign Government Obligations
EUR	2,113,000	Hellenic Republic Government Bonds REG S	1.50%	06/18/2030	$2,355,349	$2,333,458
EUR	4,854,000	Hellenic Republic Government Bonds REG S	4.13%	06/15/2054	5,624,148	5,605,244
EUR	213,000	Hellenic Republic Government Bonds REG S	4.38%	07/18/2038	269,093	266,841
		Total Greece			8,248,590	8,205,543
		Italy (91.12%)
		Foreign Government Obligations
USD	2,085,000	Cassa Depositi e Prestiti SpA 144A	4.38%	10/01/2030	2,083,651	2,088,744
EUR	5,268,000	Italy Buoni Poliennali Del Tesoro Series 11YR REG S	0.90%	04/01/2031	5,573,994	5,538,100
EUR	8,509,000	Italy Buoni Poliennali Del Tesoro Series 15YR REG S	3.85%	10/01/2040	9,940,095	9,894,441
EUR	903,000	Italy Buoni Poliennali Del Tesoro Series 20YR REG S	4.10%	04/30/2046	1,071,633	1,061,991
EUR	515,000	Italy Buoni Poliennali Del Tesoro Series 30YR REG S	2.45%	09/01/2050	446,057	443,650
EUR	6,149,000	Italy Buoni Poliennali Del Tesoro Series 30YR REG S	4.30%	10/01/2054	7,174,954	7,177,060
EUR	2,724,000	Italy Buoni Poliennali Del Tesoro Series 30YR REG S	4.65%	10/01/2055	3,366,020	3,341,804
EUR	7,295,000	Italy Buoni Poliennali Del Tesoro Series 7YR REG S	3.25%	11/15/2032	8,629,893	8,558,050
EUR	1,992,000	Italy Buoni Poliennali Del Tesoro Series 7YR REG S	3.50%	02/15/2031	2,410,360	2,389,108
EUR	3,398,000	Italy Buoni Poliennali Del Tesoro Series 7YR REG S	4.00%	11/15/2030	4,206,965	4,169,300
EUR	302,038	Italy Buoni Poliennali Del Tesoro Series CPI REG S «	2.55%	05/15/2056	361,159	359,970
		Total Italy			45,264,781	45,022,218
		Japan (15.82%)
		Foreign Government Obligations
JPY	376,626,564	Japan Government CPI-Linked Bonds Series 24 «	0.10%	03/10/2029	2,519,702	2,487,172
JPY	65,100,602	Japan Government CPI-Linked Bonds Series 26 +« (D)	(0.81%)	03/10/2031	447,975	441,751
JPY	259,972,125	Japan Government CPI-Linked Bonds Series 28 +« (D)	(0.14%)	03/10/2033	1,729,913	1,704,930
JPY	255,275,275	Japan Government CPI-Linked Bonds Series 30 +«	0.09%	03/10/2035	1,664,154	1,649,447
JPY	168,600,000	Japan Government Five Year Bonds Series 178	1.00%	03/20/2030	1,086,870	1,086,944
JPY	70,350,000	Japan Government Twenty Year Bonds Series 192	2.40%	03/20/2045	444,806	444,830
		Total Japan			7,893,420	7,815,074
		Luxembourg (0.57%)
		Foreign Government Obligations
EUR	245,000	State of the Grand-Duchy of Luxembourg REG S	2.90%	09/17/2035	282,773	282,773
		Netherlands (8.23%)
		Foreign Government Obligations
EUR	918,000	Netherlands Government Bonds REG S	2.00%	01/15/2054	808,551	803,782
EUR	1,988,358	Netherlands Government Bonds REG S	2.50%	07/15/2035	2,261,773	2,240,996
EUR	705,500	Netherlands Government Bonds REG S	3.50%	01/15/2056	845,129	835,806
		Utilities
EUR	100,000	Tennet Netherlands BV REG S	1.13%	06/09/2041	83,814	83,135
EUR	100,000	Tennet Netherlands BV REG S	1.88%	06/13/2036	103,070	102,416
		Total Netherlands			4,102,337	4,066,135
		Portugal (13.40%)
		Foreign Government Obligations
EUR	2,382,000	Portugal Obrigacoes do Tesouro OT Series 10YR REG S	3.00%	06/15/2035	2,768,437	2,751,013
EUR	2,210,000	Portugal Obrigacoes do Tesouro OT Series 15YR REG S	3.38%	06/15/2040	2,545,748	2,528,448

The accompanying notes are an integral part of the consolidated financial statements.

Face Amount		Investments			Cost	Fair Value
		Fixed Income Sell-Buyback Agreements (A) (C) (continued)
		Portugal (continued)
		Foreign Government Obligations (continued)
EUR	1,210,000	Portugal Obrigacoes do Tesouro OT Series 30YR REG S	3.63%	06/12/2054	$1,349,232	$1,341,557
		Total Portugal			6,663,417	6,621,018
		Spain (25.18%)
		Foreign Government Obligations
EUR	2,979,000	Spain Government Bonds REG S	0.70%	04/30/2032	3,061,151	3,033,436
EUR	5,812,000	Spain Government Bonds REG S	3.20%	10/31/2035	6,784,245	6,742,481
EUR	898,000	Spain Government Bonds REG S	3.50%	01/31/2041	1,034,596	1,023,836
EUR	1,360,000	Spain Government Bonds REG S	3.55%	10/31/2033	1,655,535	1,640,139
		Total Spain			12,535,527	12,439,892
		Supranational (34.90%)
		Financial
GBP	861,000	Central American Bank for Economic Integration REG S	4.63%	02/14/2028	1,149,220	1,133,769
EUR	571,000	European Investment Bank Series EARN REG S	3.00%	02/15/2039	656,213	649,316
USD	3,820,000	International Bank for Reconstruction & Development	3.50%	10/28/2030	3,773,550	3,771,236
		Foreign Government Obligations
EUR	375,000	European Stability Mechanism REG S	2.75%	02/26/2035	431,630	428,313
EUR	433,000	European Union Series UFA REG S	0.70%	07/06/2051	254,305	251,515
EUR	362,000	European Union Series UFA REG S	1.25%	02/04/2043	296,218	292,625
EUR	3,670,000	European Union Series UFA REG S	2.75%	12/13/2032	4,237,902	4,231,875
EUR	691,000	European Union Series UFA REG S	2.88%	10/05/2029	820,784	812,463
EUR	1,682,000	European Union Series UFA REG S	3.00%	03/04/2053	1,669,670	1,656,478
EUR	1,933,000	European Union Series UFA REG S	3.25%	07/04/2034	2,312,022	2,286,664
EUR	595,000	European Union Series UFA REG S	3.38%	10/04/2039	689,306	681,353
EUR	909,000	European Union Series UFA REG S	3.75%	10/12/2045	1,056,279	1,048,963
		Total Supranational			17,347,099	17,244,570
		Sweden (9.77%)
		Foreign Government Obligations
USD	804,000	Sweden Government International Bonds 144A	3.38%	01/28/2028	799,977	799,976
SEK	35,057,423	Sweden Inflation Linked Bonds Series 3104 REG S «	3.50%	12/01/2028	4,039,205	4,026,360
		Total Sweden			4,839,182	4,826,336
		United Kingdom (64.56%)
		Foreign Government Obligations
GBP	2,225,048	U.K. Gilts REG S	0.50%	01/31/2029	2,665,577	2,643,077
GBP	1,135,625	U.K. Gilts REG S	0.88%	07/31/2033	1,176,893	1,166,662
GBP	4,052,685	U.K. Gilts REG S	1.00%	01/31/2032	4,488,668	4,448,431
GBP	678,774	U.K. Gilts REG S	1.25%	10/22/2041	542,588	536,972
GBP	635,000	U.K. Gilts REG S	1.25%	07/31/2051	374,303	371,163
GBP	1,462,500	U.K. Gilts REG S	1.75%	09/07/2037	1,440,369	1,427,439
GBP	547,500	U.K. Gilts REG S	3.50%	01/22/2045	587,879	582,416
GBP	1,216,000	U.K. Gilts REG S	3.75%	10/22/2053	1,273,169	1,261,574
GBP	3,859,000	U.K. Gilts REG S	4.25%	07/31/2034	5,062,097	5,034,926
GBP	2,385,000	U.K. Gilts REG S	4.38%	01/31/2040	3,022,822	2,994,242
GBP	3,647,300	U.K. Gilts REG S	4.50%	03/07/2035	4,867,165	4,826,377
GBP	3,569,250	U.K. Gilts REG S	4.75%	10/22/2043	4,578,177	4,536,047
GBP	203,963	U.K. Inflation-Linked Gilts Series 3MO REG S «	0.13%	03/22/2046	182,001	181,401

The accompanying notes are an integral part of the consolidated financial statements.

Face Amount		Investments			Cost	Fair Value
		Fixed Income Sell-Buyback Agreements (A) (C) (continued)
		United Kingdom (continued)
		Foreign Government Obligations (continued)
GBP	166,187	U.K. Inflation-Linked Gilts Series 3MO REG S «	0.13%	11/22/2056	$124,775	$124,569
GBP	1,424,867	U.K. Inflation-Linked Gilts Series 3MO REG S «	1.13%	11/22/2037	1,769,150	1,765,051
		Total United Kingdom			32,155,633	31,900,347
		United States (18.42%)
		U.S. Government Securities
USD	1,838,500	U.S. Treasury Bonds	1.75%	08/15/2041	1,265,244	1,259,403
USD	998,000	U.S. Treasury Bonds	4.75%	08/15/2055	1,012,814	1,012,233
USD	4,748,000	U.S. Treasury Bonds	4.88%	08/15/2045	4,906,251	4,893,125
USD	1,911,000	U.S. Treasury Notes	4.25%	08/15/2035	1,935,783	1,935,863
		Total United States			9,120,092	9,100,624
		Total Fixed Income Sell-Buyback Agreements			198,458,786	197,203,709
		Convertible Bonds (A) (1.54%)
		Canada (0.02%)
		Energy
CAD	14,000	Advantage Energy Ltd. 144A	5.00%	06/30/2029	9,911	10,711
		United States (1.52%)
		Consumer Non-cyclical
USD	239,000	Cytokinetics, Inc. 144A	1.75%	10/01/2031	239,000	296,025
		Energy
USD	41,000	Solaris Energy Infrastructure, Inc.	0.25%	10/01/2031	41,000	48,749
		Financial
USD	354,000	Terawulf, Inc. 144A +	Zero	05/01/2032	354,000	366,839
		Industrial
USD	38,000	Bloom Energy Corp. 144A +	Zero	11/15/2030	38,000	38,000
		Total United States			672,000	749,613
		Total Convertible Bonds			681,911	760,324
		Bank Loans * (A) (4.36%)
		France (0.82%)
		Communications
USD	404,303	Altice France SA 2021 Term Loan B	10.86%	05/30/2031	404,302	403,146
		United States (3.54%)
		Communications
USD	867,833	CSC Holdings LLC 2022 Term Loan B6	8.53%	04/15/2027	835,089	816,674
		Consumer Cyclical
USD	540,000	Petco Health & Wellness Co., Inc. 2021 Term Loan B	7.51%	03/03/2028	525,231	531,484
		Industrial
USD	410,000	CP Atlas Buyer, Inc. 2021 Term Loan B	Zero	07/08/2030	405,650	403,543
		Total United States			1,765,970	1,751,701
		Total Bank Loans			2,170,272	2,154,847

The accompanying notes are an integral part of the consolidated financial statements.

Face Amount		Investments	Cost	Fair Value
		Short-Term Investments + (A) (54.19%)
		United States (54.19%)
		United States Government and Agency Obligations
		U.S.Treasury Bills
USD	2,025,000	3.89%12/23/2025	$2,013,722	$2,014,095
USD	6,155,000	3.99%11/25/2025 (B)	6,138,734	6,140,410
USD	6,335,000	4.00%11/28/2025 (B)	6,316,127	6,318,000
USD	3,065,000	4.01%11/20/2025 (B)	3,058,533	3,059,373
USD	255,000	4.14%11/04/2025	254,912	254,973
USD	2,695,000	4.15%12/09/2025 (B)	2,683,353	2,684,610
USD	1,745,000	4.16%12/02/2025 (B)	1,738,977	1,739,551
USD	1,530,000	4.18%11/06/2025	1,529,113	1,529,515
USD	3,040,000	4.28%11/18/2025 (B)	3,034,131	3,035,097
			26,767,602	26,775,624
		Total United States	26,767,602	26,775,624
		Total Short-Term Investments	26,767,602	26,775,624

Contracts	Investments	Counterparty/ Exchange		Strike Price	Expiration Date	Notional	Cost	Fair Value
	Purchased Options Contracts (4.58%)
	Foreign Currency Options (0.26%)
50,000	AUD vs JPY	BCY	Call	98.92	11/06/2025	4,945,900	339	620
50,000	AUD vs JPY	BCY	Put	98.92	11/06/2025	4,945,900	339	14
60,000	AUD vs USD	DBF	Call	0.66	11/06/2025	39,588	354	29
60,000	AUD vs USD	DBF	Put	0.66	11/06/2025	39,588	354	338
41,000	EUR vs JPY	BOA	Call	175.49	11/20/2025	7,195,090	416	671
52,000	EUR vs JPY	BOA	Call	177.87	11/26/2025	9,249,240	479	355
41,000	EUR vs JPY	BOA	Put	175.49	11/20/2025	7,195,090	416	99
52,000	EUR vs JPY	BOA	Put	177.87	11/26/2025	9,249,240	479	453
53,000	EUR vs NZD	DBF	Call	2.02	11/13/2025	107,224	508	180
53,000	EUR vs NZD	DBF	Put	2.02	11/13/2025	107,224	508	397
53,000	EUR vs USD	DBF	Call	1.16	11/13/2025	61,522	505	120
174,000	EUR vs USD	BOA	Call	1.17	11/19/2025	203,945	1,613	171
30,000	EUR vs USD	UBS	Call	1.18	11/24/2025	35,382	513	21
64,000	EUR vs USD	HUS	Call	1.16	11/26/2025	74,534	468	203
37,000	EUR vs USD	BOA	Call	1.17	01/08/2026	43,268	591	257
53,000	EUR vs USD	DBF	Put	1.16	11/13/2025	61,522	505	430
174,000	EUR vs USD	BOA	Put	1.17	11/19/2025	203,945	1,613	3,106
30,000	EUR vs USD	UBS	Put	1.18	11/24/2025	35,382	513	736
64,000	EUR vs USD	HUS	Put	1.16	11/26/2025	74,534	468	761
466,000	EUR vs USD	BOA	Put	1.15	12/02/2025	538,137	3,406	3,406
37,000	EUR vs USD	BOA	Put	1.17	01/08/2026	43,268	591	654
185,000	GBP vs CHF	UBS	Call	1.07	11/06/2025	197,987	1,587	24
92,000	GBP vs CHF	BOA	Call	1.07	11/13/2025	98,072	785	66
185,000	GBP vs CHF	UBS	Put	1.07	11/06/2025	197,987	1,587	3,786
92,000	GBP vs CHF	BOA	Put	1.07	11/13/2025	98,072	785	1,552
31,000	GBP vs JPY	BOA	Call	201.40	11/06/2025	6,243,400	392	260
91,000	GBP vs JPY	UBS	Call	201.56	11/20/2025	18,341,960	1,103	999
30,000	GBP vs JPY	BOA	Call	201.60	11/20/2025	6,048,000	382	325
91,000	GBP vs JPY	BOA	Call	200.80	11/26/2025	18,272,800	1,167	1,350

The accompanying notes are an integral part of the consolidated financial statements.

Contracts	Investments	Counterparty/ Exchange		Strike Price	Expiration Date	Notional	Cost	Fair Value
	Purchased Options Contracts (continued)
	Foreign Currency Options (continued)
31,000	GBP vs JPY	BOA	Put	201.40	11/06/2025	6,243,400	$392	$81
91,000	GBP vs JPY	UBS	Put	201.56	11/20/2025	18,341,960	1,103	732
30,000	GBP vs JPY	BOA	Put	201.60	11/20/2025	6,048,000	382	245
91,000	GBP vs JPY	BOA	Put	200.80	11/26/2025	18,272,800	1,167	717
60,000	NZD vs USD	BCY	Call	0.59	11/11/2025	35,688	623	0
90,000	NZD vs USD	UBS	Call	0.57	11/13/2025	51,552	506	281
70,000	NZD vs USD	BOA	Call	0.57	11/20/2025	40,159	410	261
95,000	NZD vs USD	UBS	Call	0.58	11/26/2025	54,844	499	283
350,000	NZD vs USD	UBS	Call	0.58	11/28/2025	202,825	1,910	870
60,000	NZD vs USD	BCY	Call	0.59	12/18/2025	35,142	580	144
60,000	NZD vs USD	BCY	Put	0.59	11/11/2025	35,688	623	1,320
90,000	NZD vs USD	UBS	Put	0.57	11/13/2025	51,552	506	273
70,000	NZD vs USD	BOA	Put	0.57	11/20/2025	40,159	410	306
590,000	NZD vs USD	MSI	Put	0.58	11/26/2025	340,430	3,144	4,038
95,000	NZD vs USD	UBS	Put	0.58	11/26/2025	54,844	499	668
350,000	NZD vs USD	UBS	Put	0.58	11/28/2025	202,825	1,910	3,048
585,000	NZD vs USD	MSI	Put	0.57	12/01/2025	336,141	3,140	3,365
60,000	NZD vs USD	BCY	Put	0.59	12/18/2025	35,142	580	856
123,000	USD vs BRL	BOA	Call	5.49	11/13/2025	674,655	1,702	407
121,000	USD vs BRL	BOA	Call	5.38	11/26/2025	651,101	1,339	1,758
123,000	USD vs BRL	BOA	Put	5.49	11/13/2025	674,655	1,702	2,237
121,000	USD vs BRL	BOA	Put	5.38	11/26/2025	651,101	1,339	825
207,000	USD vs CAD	CBK	Call	1.39	11/03/2025	287,647	1,095	1,678
96,000	USD vs CAD	DBF	Call	1.40	11/13/2025	134,227	501	349
205,000	USD vs CAD	BOA	Call	1.40	11/14/2025	287,390	1,046	504
43,000	USD vs CAD	HUS	Call	1.38	11/26/2025	59,297	413	637
413,000	USD vs CAD	BOA	Call	1.39	11/26/2025	572,294	14,087	4,389
86,000	USD vs CAD	PAR	Call	1.39	01/13/2026	119,927	780	679
418,000	USD vs CAD	BOA	Call	1.35	06/09/2026	563,046	9,711	13,778
207,000	USD vs CAD	CBK	Put	1.39	11/03/2025	287,647	1,095	0
96,000	USD vs CAD	DBF	Put	1.40	11/13/2025	134,227	501	218
205,000	USD vs CAD	BOA	Put	1.40	11/14/2025	287,390	1,046	776
43,000	USD vs CAD	HUS	Put	1.38	11/26/2025	59,297	413	21
413,000	USD vs CAD	BOA	Put	1.39	11/26/2025	572,294	5,322	446
86,000	USD vs CAD	PAR	Put	1.39	01/13/2026	119,927	780	595
418,000	USD vs CAD	BOA	Put	1.35	06/09/2026	563,046	9,660	2,010
206,000	USD vs CHF	BOA	Call	0.80	11/06/2025	163,873	1,605	1,824
203,000	USD vs CHF	BOA	Call	0.79	11/20/2025	161,081	1,681	2,407
35,000	USD vs CHF	BOA	Call	0.80	11/20/2025	27,843	535	351
43,000	USD vs CHF	CBK	Call	0.79	01/05/2026	33,845	581	790
206,000	USD vs CHF	BOA	Put	0.80	11/06/2025	163,873	1,605	119
203,000	USD vs CHF	BOA	Put	0.79	11/20/2025	161,081	1,681	552
35,000	USD vs CHF	BOA	Put	0.80	11/20/2025	27,843	535	118
43,000	USD vs CHF	CBK	Put	0.79	01/05/2026	33,845	581	279
392,000	USD vs CNH	HUS	Call	6.98	09/24/2026	2,737,571	5,949	5,652
392,000	USD vs CNH	HUS	Put	6.98	09/24/2026	2,737,571	5,949	5,333
413,000	USD vs INR	MSI	Call	86.22	11/11/2025	35,608,860	9,772	12,028
414,000	USD vs INR	MSI	Call	87.42	05/15/2026	36,191,880	8,263	12,160
413,000	USD vs INR	MSI	Put	86.22	11/11/2025	35,608,860	2,685	3
414,000	USD vs INR	MSI	Put	87.42	05/15/2026	36,191,880	8,263	1,223

The accompanying notes are an integral part of the consolidated financial statements.

Contracts	Investments	Counterparty/ Exchange		Strike Price	Expiration Date	Notional	Cost	Fair Value
	Purchased Options Contracts (continued)
	Foreign Currency Options (continued)
202,000	USD vs JPY	HUS	Call	153.62	12/03/2025	31,031,240	$1,905	$1,905
202,000	USD vs JPY	HUS	Put	153.62	12/03/2025	31,031,240	1,905	1,905
207,000	USD vs KRW	HUS	Call	1,423.70	11/12/2025	294,705,900	2,050	1,411
202,000	USD vs KRW	CBK	Call	1,436.45	11/26/2025	290,162,900	1,975	1,138
207,000	USD vs KRW	HUS	Put	1,423.70	11/12/2025	294,705,900	2,050	791
202,000	USD vs KRW	CBK	Put	1,436.45	11/26/2025	290,162,900	1,975	2,482
202,000	USD vs SEK	DBF	Call	9.35	11/26/2025	1,888,094	1,794	3,439
202,000	USD vs SEK	DBF	Put	9.35	11/26/2025	1,888,094	1,794	605
	Total Foreign Currency Options						158,815	126,693
	Options on Commodity Indices (0.05%)
3	Cocoa	NYBOT	Put	60.00	02/13/2026	180	11,231	11,610
6	Cocoa	NYBOT	Call	72.00	02/13/2026	432	15,603	13,740
	Total Options on Commodity Indices						26,834	25,350
	Options on Equity Indices (0.71%)
22	Deutsche Boerse AG German Stock Index DAX	MSI	Put	22,950.00	11/21/2025	504,900	7,171	2,136
286	Euro Stoxx 50 Index	GST	Call	5,825.00	11/21/2025	1,665,950	18,163	5,237
7,400	Euro Stoxx Banks Index	GST	Put	220.00	12/19/2025	1,628,000	41,818	29,929
2,340	EURO STOXX Banks Index	MSI	Put	223.00	11/21/2025	521,820	12,667	4,655
486	MSXXAI Index	MSI	Put	153.96	11/21/2025	74,825	1,328	495
393	MSXXAI Index	MSI	Put	157.08	11/28/2025	61,732	1,732	679
319	MSXXAI Index	MSI	Put	152.65	12/19/2025	48,695	1,508	823
1,335	MSXXAI Index	MSI	Put	167.46	11/21/2025	223,559	6,591	3,630
485	MSXXAI Index	MSI	Put	165.68	11/21/2025	80,355	1,531	1,138
4	S&P 500 Index	CBOE	Put	6,750.00	11/21/2025	27,000	20,674	23,260
8	S&P 500 Index	CBOE	Call	6,950.00	11/21/2025	55,600	19,506	36,320
4	S&P 500 Index	CBOE	Put	6,400.00	03/20/2026	25,600	50,081	53,520
8	S&P 500 Index	CBOE	Call	7,500.00	05/15/2026	60,000	79,038	83,240
2	S&P 500 Index	CBOE	Call	7,050.00	12/31/2025	14,100	16,937	16,900
5	S&P 500 Index	CBOE	Put	6,775.00	01/16/2026	33,875	62,388	75,275
9	S&P 500 Mini Index	MSI	Call	700.00	11/21/2025	6,300	3,992	2,772
5	S&P 500 Mini Index	MSI	Put	660.00	11/07/2025	3,300	1,877	255
3	S&P 500 Mini Index	MSI	Put	675.00	11/07/2025	2,025	547	597
4	S&P 500 Mini Index	MSI	Put	675.00	11/14/2025	2,700	1,245	520
42	S&P 500 Mini Index	MSI	Put	650.00	11/14/2025	27,300	4,273	4,273
3,909	STOXX Europe 600 Index	GST	Put	545.00	11/21/2025	2,130,405	30,252	4,905
	Total Options on Equity Indices						383,319	350,559
	Options on Exchange Traded Funds (2.60%)
77	ARK Innovation ETF	CHX	Put	83.00	11/14/2025	6,391	9,270	8,239
21	Consumer Discretionary Select Sector SPDR Fund	NYSE	Call	245.00	11/14/2025	5,145	2,001	3,738
705	Financial Select Sector SPDR Fund	AMX	Put	52.00	11/21/2025	36,660	52,391	45,825
58	Industrial Select Sector SPDR Fund	AMX	Call	160.00	11/21/2025	9,280	3,616	4,582
17	Invesco QQQ Trust	AMX	Put	578.00	11/21/2025	9,826	19,249	2,890
17	Invesco QQQ Trust	AMX	Put	590.00	11/21/2025	10,030	17,004	4,412
212	Invesco QQQ Trust	AMX	Put	520.00	01/15/2027	110,240	465,653	457,920
6	Invesco QQQ Trust	AMX	Put	615.00	12/19/2025	3,690	7,247	7,464
3	Invesco QQQ Trust	AMX	Put	610.00	11/14/2025	1,830	1,296	993

The accompanying notes are an integral part of the consolidated financial statements.

Contracts	Investments	Counterparty/ Exchange		Strike Price	Expiration Date	Notional	Cost	Fair Value
	Purchased Options Contracts (continued)
	Options on Exchange Traded Funds (continued)
24	Invesco QQQ Trust	AMX	Put	614.00	11/07/2025	14,736	$6,020	$4,284
4	Invesco QQQ Trust	AMX	Put	620.00	11/07/2025	2,480	1,365	1,156
2	Invesco QQQ Trust	AMX	Put	605.00	11/28/2025	1,210	1,223	1,146
66	Invesco QQQ Trust	AMX	Put	570.00	03/31/2026	37,620	94,294	94,294
293	iShares iBoxx $ Investment Grade Corporate Bond ETF	CHX	Put	109.00	01/16/2026	31,937	20,600	20,600
214	iShares MSCI Emerging Markets ETF	AMX	Call	59.00	12/19/2025	12,626	7,028	5,778
203	iShares Russell 2000 ETF	AMX	Call	280.00	06/18/2026	56,840	127,688	135,198
45	iShares Russell 2000 ETF	AMX	Put	235.00	11/21/2025	10,575	6,769	7,515
3	iShares Russell 2000 ETF	AMX	Call	255.00	11/21/2025	765	1,390	567
25	iShares Russell 2000 ETF	AMX	Call	255.00	12/19/2025	6,375	10,183	11,413
156	SPDR S&P 500 ETF Trust	PSE	Put	500.00	01/15/2027	78,000	268,043	168,480
194	SPDR S&P 500 ETF Trust	PSE	Put	645.00	03/20/2026	125,130	278,838	289,157
19	VanEck Semiconductor ETF	AMX	Put	340.00	11/21/2025	6,460	8,884	8,884
	Total Options on Exchange Traded Funds						1,410,052	1,284,535
	Options on Exchange Traded Futures Contracts (0.30%)
123	3 Month SOFR	CME	Put	95.50	12/12/2025	11,747	7,405	769
31	3 Month SOFR	CME	Put	96.25	12/12/2025	2,984	19,033	6,781
78	3 Month SOFR	CME	Put	96.44	12/12/2025	7,522	21,239	43,388
220	3 Month SONIA	ICE	Put	95.20	12/12/2025	20,944	98,384	0
220	3 Month SONIA	ICE	Put	95.80	12/12/2025	21,076	253,127	0
52	3 Month SONIA	ICE	Put	96.50	12/12/2025	5,018	46,890	43,554
197	3 Month SONIA	ICE	Put	95.85	12/12/2025	18,882	9,442	0
197	3 Month SONIA	ICE	Put	96.25	12/12/2025	18,961	47,703	37,207
206	3 Month SONIA	ICE	Put	96.25	03/13/2026	19,828	52,553	15,224
206	3 Month SONIA	ICE	Put	95.85	03/13/2026	19,745	7,138	0
	Total Options on Exchange Traded Futures Contracts						562,914	146,923
	Options on Securities (0.66%)
197	2YR U.S. Treasury Notes	CBT	Call	104.75	01/23/2026	20,636	47,139	49,250
13	Advanced Micro Devices, Inc.	AMX	Call	275.00	11/21/2025	3,575	13,234	13,234
22	Alibaba Group Holding Ltd.	AMX	Call	190.00	11/21/2025	4,180	7,431	6,380
2	Alphabet, Inc.	AMX	Call	265.00	11/21/2025	530	1,463	4,010
2	Alphabet, Inc.	AMX	Put	260.00	11/07/2025	520	942	86
3	Amazon.com, Inc.	AMX	Put	215.00	11/07/2025	645	1,009	51
1	Amazon.com, Inc.	AMX	Put	210.00	11/14/2025	210	316	36
28	Amazon.com, Inc.	AMX	Put	235.00	11/21/2025	6,580	8,086	8,086
278	AT&T, Inc.	AMX	Call	27.00	12/19/2025	7,506	7,036	6,672
1	Celestica, Inc.	NYSE	Put	285.00	11/21/2025	285	2,071	535
13	Charter Communications, Inc.	AMX	Call	270.00	12/19/2025	3,510	16,402	6,435
11	Cisco Systems, Inc.	AMX	Put	40.00	12/19/2025	440	2,171	2,365
17	Dell Technologies, Inc.	AMX	Put	150.00	11/21/2025	2,550	6,559	4,709
2	Dick’s Sporting Goods, Inc.	AMX	Put	220.00	12/19/2025	440	2,464	2,770
11	DoorDash, Inc.	NYSE	Put	235.00	11/14/2025	2,585	10,106	7,150
9	Expedia Group, Inc.	AMX	Put	210.00	11/07/2025	1,890	4,771	5,805
18	Five Below, Inc.	ISE	Call	170.00	11/21/2025	3,060	7,170	4,860
51	Intel Corp.	AMX	Put	37.00	12/19/2025	1,887	9,348	9,588
35	Intel Corp.	AMX	Put	36.00	11/14/2025	1,260	3,493	1,505
170	Intel Corp.	AMX	Call	45.00	11/21/2025	7,650	35,054	15,810

The accompanying notes are an integral part of the consolidated financial statements.

Contracts	Investments	Counterparty/ Exchange		Strike Price	Expiration Date	Notional	Cost	Fair Value
	Purchased Options Contracts (continued)
	Options on Securities (continued)
1	MercadoLibre, Inc.	NYSE	Put	2,200.00	11/21/2025	2,200	$8,072	$3,350
16	Micron Technology, Inc.	AMX	Put	205.00	11/21/2025	3,280	11,106	11,106
2	Microsoft Corp.	AMX	Put	525.00	11/07/2025	1,050	1,640	2,014
2	NVIDIA Corp.	AMX	Call	190.00	11/21/2025	380	1,200	3,510
4	NVIDIA Corp.	AMX	Put	172.50	11/07/2025	690	1,261	108
27	NVIDIA Corp.	AMX	Call	215.00	11/14/2025	5,805	6,338	5,346
23	NVIDIA Corp.	AMX	Put	192.50	11/14/2025	4,427	4,730	4,730
14	Oracle Corp.	AMX	Put	250.00	11/21/2025	3,500	9,535	8,750
11	Oracle Corp.	AMX	Put	240.00	01/16/2026	2,640	14,863	15,455
2	Reddit, Inc.	OPR	Put	205.00	11/07/2025	410	2,669	1,290
305	Shoals Technologies Group, Inc.	CHX	Call	12.00	04/17/2026	3,660	52,104	63,135
6	SoFi Technologies, Inc.	NYSE	Call	31.50	11/21/2025	189	1,196	660
86	SolarEdge Technologies, Inc.	ISE	Call	47.50	01/16/2026	4,085	47,585	23,693
6	Synopsys, Inc.	AMX	Call	485.00	11/21/2025	2,910	7,688	4,740
6	Target Corp.	AMX	Call	95.00	11/21/2025	570	2,264	2,220
1	Tesla, Inc.	AMX	Call	470.00	11/07/2025	470	1,701	915
12	Tesla, Inc.	AMX	Put	430.00	11/14/2025	5,160	11,264	10,680
12	T-Mobile U.S., Inc.	AMX	Put	215.00	11/21/2025	2,580	4,389	9,516
104	Verizon Communications, Inc.	CBOE	Put	38.00	11/21/2025	3,952	5,618	1,768
23	Vita Coco Co., Inc.	AMX	Put	35.00	12/19/2025	805	3,431	2,013
19	Walt Disney Co.	CBT	Call	120.00	11/21/2025	2,280	5,644	4,180
	Total Options on Securities						390,563	328,516
	Total Purchased Options Contracts						2,932,497	2,262,576

Notional		Investments	Counterparty	Frequency	Exercise Rate	Expiration Date	Cost	Fair Value
		Purchased Swaptions Contracts (4.54%)
EUR	8,479,907	10YR Interest Rate Swap Pay EUR Put	BOA	1Y	2.52%	01/09/2035	516,732	691,612
EUR	8,479,907	10YR Interest Rate Swap Receive EUR Call	BOA	1Y	2.52%	01/09/2035	516,732	261,067
EUR	1,125,345	20YR Interest Rate Swap Pay EUR Put	BCY	1Y	2.97%	02/20/2026	33,000	17,583
EUR	1,125,345	20YR Interest Rate Swap Pay EUR Put	BCY	1Y	2.97%	02/20/2026	33,140	17,583
EUR	242,382	20YR Interest Rate Swap Pay EUR Put	CBK	1Y	2.99%	07/30/2035	23,851	23,595
EUR	438,596	20YR Interest Rate Swap Pay EUR Put	CBK	1Y	2.99%	07/30/2035	43,331	51,368
EUR	1,125,345	20YR Interest Rate Swap Receive EUR Call	BCY	1Y	2.97%	02/20/2026	33,000	25,901
EUR	1,125,345	20YR Interest Rate Swap Receive EUR Call	BCY	1Y	2.97%	02/20/2026	33,140	25,901
EUR	242,382	20YR Interest Rate Swap Receive EUR Call	CBK	1Y	2.99%	07/30/2035	23,851	20,532
EUR	438,596	20YR Interest Rate Swap Receive EUR Call	CBK	1Y	2.99%	07/30/2035	43,331	37,153
EUR	5,499,763	2YR Interest Rate Swap Pay EUR Put	BOA	1Y	2.75%	07/28/2027	27,889	14,465
EUR	5,504,380	2YR Interest Rate Swap Pay EUR Put	CBK	1Y	2.75%	07/28/2027	26,368	14,477
EUR	5,505,534	2YR Interest Rate Swap Pay EUR Put	BOA	1Y	2.75%	07/28/2027	26,906	14,480
USD	1,245,000	2YR Interest Rate Swap Pay USD Put	PAR	1Y	4.00%	04/22/2027	9,879	3,271
USD	1,247,000	2YR Interest Rate Swap Pay USD Put	BCY	1Y	4.00%	04/22/2027	8,117	3,276
USD	972,000	2YR Interest Rate Swap Pay USD Put	BCY	1Y	4.00%	08/30/2027	3,334	3,531
USD	1,460,000	2YR Interest Rate Swap Pay USD Put	BCY	1Y	4.00%	08/30/2027	5,694	5,304
USD	230,000	30YR Interest Rate Swap Pay USD Put	BOA	1Y	4.10%	06/10/2026	7,575	6,553
USD	692,000	30YR Interest Rate Swap Pay USD Put	GST	1Y	4.10%	06/10/2026	17,380	19,714
USD	2,316,000	30YR Interest Rate Swap Pay USD Put	BOA	1Y	4.10%	06/10/2026	75,484	65,982
USD	9,085,000	30YR Interest Rate Swap Receive USD Call	BOA	OM	0.99%	07/21/2027	29,389	21,295

The accompanying notes are an integral part of the consolidated financial statements.

Notional		Investments	Counterparty	Frequency	Exercise Rate	Expiration Date	Cost	Fair Value
		Purchased Swaptions Contracts (continued)
USD	9,090,000	30YR Interest Rate Swap Receive USD Call	BOA	OM	0.99%	07/21/2027	$29,173	$21,331
USD	18,472,000	30YR Interest Rate Swap Receive USD Call	BOA	OM	0.99%	07/21/2027	53,788	43,295
USD	27,294,000	30YR Interest Rate Swap Receive USD Call	BOA	OM	0.99%	07/21/2027	93,393	64,078
EUR	3,930,051	3YR Interest Rate Swap Pay EUR Put	BCY	1Y	2.50%	03/02/2026	5,857	1,939
EUR	2,205,676	5YR Interest Rate Swap Pay EUR Put	BOA	1Y	2.36%	02/06/2026	16,868	9,824
EUR	6,625,108	5YR Interest Rate Swap Pay EUR Put	BCY	1Y	2.36%	02/06/2026	50,747	29,509
EUR	2,736,608	5YR Interest Rate Swap Pay EUR Put	BCY	1Y	2.66%	01/08/2030	77,296	73,461
EUR	2,901,659	5YR Interest Rate Swap Pay EUR Put	GST	1Y	2.66%	01/08/2030	84,919	77,891
EUR	2,902,813	5YR Interest Rate Swap Pay EUR Put	BCY	1Y	2.66%	01/10/2035	84,686	77,922
JPY	3,163,753	5YR Interest Rate Swap Pay JPY Put	BOA	1Y	1.42%	01/09/2030	55,824	76,853
JPY	1,280,329	5YR Interest Rate Swap Pay JPY Put	GST	1Y	1.45%	02/05/2030	21,909	30,625
JPY	1,486,709	5YR Interest Rate Swap Pay JPY Put	GST	1Y	1.77%	09/05/2030	29,236	29,424
JPY	1,784,051	5YR Interest Rate Swap Pay JPY Put	GST	1Y	1.77%	09/05/2030	34,577	35,308
EUR	2,205,676	5YR Interest Rate Swap Receive EUR Call	BOA	1Y	2.36%	02/06/2026	16,868	9,619
EUR	6,625,108	5YR Interest Rate Swap Receive EUR Call	BCY	1Y	2.36%	02/06/2026	50,747	28,893
EUR	2,736,608	5YR Interest Rate Swap Receive EUR Call	BCY	1Y	2.66%	01/08/2030	77,296	46,451
EUR	2,901,659	5YR Interest Rate Swap Receive EUR Call	GST	1Y	2.66%	01/08/2030	84,919	49,251
EUR	2,902,813	5YR Interest Rate Swap Receive EUR Call	BCY	1Y	2.66%	01/08/2030	84,686	49,271
JPY	3,163,753	5YR Interest Rate Swap Receive JPY Call	BOA	1Y	1.42%	01/09/2030	55,824	33,623
JPY	1,280,329	5YR Interest Rate Swap Receive JPY Call	GST	1Y	1.45%	02/05/2030	21,909	14,298
JPY	1,486,709	5YR Interest Rate Swap Receive JPY Call	GST	1Y	1.77%	09/05/2030	29,236	26,348
JPY	1,784,051	5YR Interest Rate Swap Receive JPY Call	GST	1Y	1.77%	09/05/2030	34,577	31,617
USD	29,450,000	CDX NA IG Series 45 Version 1 Index	GST	3M	70.00%	02/18/2026	37,519	37,346
		Total Purchased Swaptions Contracts					2,669,977	2,242,820
		Total Investments (511.04%)					$254,510,605	$252,502,999
		Net Other Assets and Other Liabilities ((411.04)%)						$(203,093,545)
		Net Assets (100.00%)						$49,409,454

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

*	Variable or Floating Rate Security. Rate disclosed is based on the latest available information as of October 31, 2025.
~	Perpetual Maturity. Maturity date presented represents the next call date.
+	Zero-coupon bond. Rate represents annualized yield at period end.
±	When Issued Security.
«	Inflation linked securities issued by foreign entities in which the principal amount is indexed for inflation or deflation periodically.
(A)	At October 31, 2025, security (or a portion thereof) was pledged as collateral for securities sold short. The aggregate value of securities pledged as collateral for securities sold short is $247,997,603, which represents 502% of net assets.
(B)	At October 31, 2025, security (or a portion thereof) was pledged as collateral for OTC derivatives. The aggregate value of securities pledged as collateral for open OTC derivatives is $20,987,335, which represents 42% of net assets.
(C)	Security purchased under forward delivery commitments due within 60 days after October 31, 2025. The purchase price of the security and the date of delivery were fixed at the time the transaction was negotiated.
(D)	Due to deposit rate cuts by central banks, rates may be negative.

144A	Unregistered securities exempt in an institutional sale from the registration and prospectus delivery requirement of the Securities Act of 1933, as specified in SEC Rule 144A.
1Y	Annually
3M	Quarterly
AMX	Armenia Stock Exchange

The accompanying notes are an integral part of the consolidated financial statements.

BCY	Barclays Bank PLC
BOA	Bank of America NA
CBK	Citibank NA
CBOE	Chicago Board Options Exchange
CBT	Chicago Board of Trade
CHX	Chicago Stock Exchange
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
DBF	Deutsche Bank AG
ETF	Exchange Traded Fund
GST	Goldman Sachs International
HUS	HSBC Bank USA NA
ICE	Intercontinental Exchange
IG	Investment Grade
ISE	Indonesia Stock Exchange
LLC	Limited Liability Company
LP	Limited Partnership
MSI	Morgan Stanley & Co. International PLC
NYBOT	New York Board of Trade
NYSE	New York Stock Exchange
OAT	French Treasury Bond
OM	Once at maturity
OPR	Options Price Reporting Authority
PAR	BNP Paribas
PIK	Payment-in-Kind security. Security that pays interest in the form of cash or additional debt securities.
PLC	Public Limited Company
PSE	Philippine Stock Exchange
REG S	Unregistered securities exempt in a sale of non-US securities from the registration and prospectus delivery requirement of the Securities Act of 1933, as specified in SEC Regulation S.
SA	French Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SpA	Italian Public Limited Company
TBA	(To Be Announced) commitment to purchase or sell securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the face amount has not been finalized.
UBS	UBS AG

AUD	Australian Dollar	INR	Indian Rupee
BRL	Brazilian Real	JPY	Japanese Yen
CAD	Canadian Dollar	KRW	South Korean Won
CHF	Swiss Franc	NZD	New Zealand Dollar
CNH	Chinese Yuan Offshore Renminbi	SEK	Swedish Krona
EUR	Euro	USD	United States Dollar
GBP	Great Britain Pound

The accompanying notes are an integral part of the consolidated financial statements.

Concentration by Industry
Industry	% of Net Assets	Fair Value
Foreign Government Obligations	370.37%	$182,994,778
United States Government and Agency Obligations	54.19	26,775,624
U.S. Government Securities	29.05	14,350,832
Financial	16.25	8,029,659
Communications	11.25	5,556,608
Energy	7.58	3,751,283
Purchased Swaptions Contracts	4.54	2,242,820
Technology	4.05	2,000,756
Consumer Cyclical	3.07	1,523,701
Options on Exchange Traded Funds	2.60	1,284,535
Industrial	2.07	1,019,007
Consumer Non-cyclical	1.40	693,428
Basic Materials	0.79	392,304
Options on Equity Indices	0.71	350,559
Options on Securities	0.66	328,516
Ground Transportation	0.49	240,625
Banks	0.43	216,580
Utilities	0.38	185,551
Construction & Engineering	0.31	154,615
Options on Exchange Traded Futures Contracts	0.30	146,923
Foreign Currency Options	0.26	126,693
Media	0.08	39,353
Metals & Mining	0.07	32,678
Options on Commodity Indices	0.05	25,350
Oil, Gas & Consumable Fuels	0.05	22,975
Textiles, Apparel & Luxury Goods	0.04	17,246
Total Investments	511.04%	$252,502,999

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Swap Contracts

Bi-Lateral Credit Default Swaps

Currency	Notional	Expiration Date	Frequency	Counter- party	Receive (Pay)	Reference Obligation	Buy/Sell Protection	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	20,000	07/09/2029	3M	DBF	5.00%	Argentina Republic Government International Bonds	Buy	$4,861	$1,977	$(2,884)
USD	85,000	06/22/2030	3M	BOA	1.00%	Republic of South Africa Government International Bonds	Buy	2,577	1,895	(682)
USD	255,000	12/20/2030	3M	MSI	1.00%	Penerbangan Malaysia Bhd.	Sell	7,172	7,630	458
USD	255,000	12/20/2030	3M	JPM	1.00%	Penerbangan Malaysia Bhd.	Sell	7,235	7,630	395
USD	530,000	12/20/2030	3M	DBF	1.00%	Penerbangan Malaysia Bhd.	Sell	15,166	15,859	693
USD	5,000	07/28/2031	3M	DBF	1.00%	Indonesia Government International Bonds	Sell	39	67	28
USD	10,000	07/28/2031	3M	GST	1.00%	Indonesia Government International Bonds	Sell	89	133	44
USD	10,000	07/28/2031	3M	MSI	1.00%	Indonesia Government International Bonds	Sell	89	133	44
USD	15,000	07/28/2031	3M	BOA	1.00%	Indonesia Government International Bonds	Sell	110	200	90
USD	25,000	07/28/2031	3M	BCY	1.00%	Indonesia Government International Bonds	Sell	196	333	137
Total Bi-Lateral Credit Default Swaps								$37,534	$35,857	$(1,677)

Centrally Cleared Credit Default Swaps

Currency	Notional	Expiration Date	Frequency	Exchange	Receive (Pay)	Reference Obligation	Buy/Sell Protection	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	3,490,000	12/20/2030	3M	ICE	1.00%	CDX EM Series 44 Version 1 Index	Buy	$62,003	$52,750	$(9,253)

Centrally Cleared Interest Rate Swaps

Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
MXN	3,110,204	12/16/2026	1M	CME	7.07%	Receive	28 Day MXN TIIE Banxico	$15	$3,856	$3,841
NOK	971,693	12/17/2026	3M	LCH	4.00%	Receive	12 Month NOK NIBOR NIBR	(97)	1,349	1,446
SEK	1,382,724	12/17/2026	3M	LCH	1.91%	Receive	12 Month SEK STIBOR	857	1,613	756
EUR	1,824,854	12/17/2026	6M	LCH	1.88%	Receive	12 Month EUR EURIBOR	2,088	4,244	2,156
BRL	317,197	01/04/2027	1M	CME	13.97%	Pay	BRL CDI	0	327	327
SGD	472,056	03/18/2027	6M	LCH	1.19%	Receive	6 Month SGD SOR Telerate	7	329	322
NZD	476,144	03/18/2027	6M	LCH	2.50%	Pay	6 Month NZD BBR FRA	3	274	271
ZAR	1,040,422	03/18/2027	3M	LCH	6.75%	Pay	3 Month ZAR JIBAR SAFEX	(35)	1,703	1,738
EUR	667,095	06/17/2027	6M	LCH	1.91%	Receive	12 Month EUR EURIBOR	2,218	1,330	(888)
SEK	796,172	06/17/2027	3M	LCH	1.97%	Receive	12 Month SEK STIBOR	3,267	1,032	(2,235)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Swap Contracts (continued)

Centrally Cleared Interest Rate Swaps (continued)

Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
MXN	496,563	12/15/2027	1M	CME	7.53%	Pay	28 Day MXN TIIE Banxico	$0	$2,948	$2,948
MXN	496,563	12/15/2027	1M	CME	7.54%	Pay	28 Day MXN TIIE Banxico	0	3,013	3,013
MXN	787,007	12/15/2027	1M	CME	7.07%	Receive	28 Day MXN TIIE Banxico	120	1,183	1,063
MXN	2,537,515	12/15/2027	1M	CME	7.36%	Pay	28 Day MXN TIIE Banxico	298	6,993	6,695
COP	7,722	12/17/2027	3M	CME	8.25%	Receive	3 Month COP IBR OIS Compound	0	122	122
HUF	79,990	12/17/2027	6M	LCH	6.06%	Receive	12 Month HUF BUBOR	0	273	273
CNY	134,168	12/17/2027	3M	LCH	1.48%	Receive	3 Month CNY CNREPOFIX	0	86	86
COP	134,599	12/17/2027	3M	CME	8.27%	Receive	3 Month COP IBR OIS Compound	0	2,073	2,073
COP	136,349	12/17/2027	3M	CME	8.28%	Receive	3 Month COP IBR OIS Compound	0	2,048	2,048
HUF	182,464	12/17/2027	6M	LCH	6.23%	Receive	12 Month HUF BUBOR	0	68	68
COP	215,842	12/17/2027	3M	CME	8.27%	Receive	3 Month COP IBR OIS Compound	0	3,337	3,337
HUF	290,525	12/17/2027	6M	LCH	6.08%	Receive	12 Month HUF BUBOR	0	883	883
COP	326,174	12/17/2027	3M	CME	8.36%	Receive	3 Month COP IBR OIS Compound	0	4,427	4,427
COP	365,427	12/17/2027	3M	CME	8.35%	Receive	3 Month COP IBR OIS Compound	0	4,939	4,939
ZAR	382,030	12/17/2027	3M	LCH	6.53%	Receive	3 Month ZAR JIBAR SAFEX	0	325	325
ZAR	428,395	12/17/2027	3M	LCH	6.52%	Receive	3 Month ZAR JIBAR SAFEX	0	508	508
SGD	682,702	12/17/2027	6M	LCH	1.62%	Pay	6 Month SGD SOR Telerate	1	4,205	4,204
GBP	1,261,991	12/17/2027	1Y	LCH	3.69%	Pay	12 Month GBP WMBA SONIA Compound	1,225	4,413	3,188
NZD	3,088,343	12/17/2027	6M	LCH	3.38%	Pay	6 Month NZD BBR FRA	2,801	44,843	42,042
EUR	27,261,898	12/17/2027	1Y	LCH	1.94%	Pay	12 Month EUR STR	2,197	27,737	25,540
ZAR	705,530	03/17/2028	3M	LCH	6.78%	Pay	3 Month ZAR JIBAR SAFEX	(27)	1,638	1,665
PLN	1,143,793	03/17/2028	1Y	LCH	3.82%	Pay	12 Month PLN WIBOR WIBO	52	616	564
MYR	249,172	03/18/2028	3M	LCH	3.16%	Receive	3 Month MYR KLIBOR BNM	0	161	161
HUF	333,147	03/18/2028	6M	LCH	6.03%	Receive	12 Month HUF BUBOR	0	860	860
KRW	352,150	03/18/2028	3M	LCH	2.49%	Receive	3 Month KRW CD KSDA	0	975	975
USD	418,882	03/18/2028	1Y	LCH	3.09%	Receive	12 Month USD SOFR	(118)	1,393	1,511
KRW	458,082	03/18/2028	3M	LCH	2.51%	Receive	3 Month KRW CD KSDA	0	1,141	1,141
HUF	469,725	03/18/2028	6M	LCH	6.04%	Receive	12 Month HUF BUBOR	0	1,154	1,154
KRW	591,613	03/18/2028	3M	LCH	2.49%	Receive	3 Month KRW CD KSDA	0	1,638	1,638
HUF	651,535	03/18/2028	6M	LCH	6.10%	Receive	12 Month HUF BUBOR	0	859	859
PLN	824,151	03/18/2028	1Y	LCH	3.97%	Pay	12 Month PLN WIBOR WIBO	(6)	2,263	2,269
AUD	1,841,247	03/18/2028	3M	LCH	3.28%	Receive	3 Month AUD BBR BBSW	1,176	8,715	7,539
CAD	2,612,103	03/18/2028	6M	LCH	2.38%	Pay	CAD CORRA	(456)	3,430	3,886
ILS	2,874,539	03/18/2028	1Y	LCH	3.70%	Pay	1 day ILS SHIR	0	10,245	10,245
EUR	851,352	03/04/2029	1Y	LCH	2.25%	Pay	12 Month EUR EURIBOR	47	645	598
EUR	3,203,651	07/30/2029	1Y	LCH	2.47%	Pay	12 Month EUR EURIBOR	(1,188)	6,377	7,565
SEK	424,198	12/16/2029	1Y	LCH	2.56%	Pay	12 Month SEK STIBOR	(184)	2,425	2,609
NOK	601,247	12/16/2029	6M	LCH	3.59%	Receive	12 Month NOK NIBOR NIBR	6,833	4,262	(2,571)
COP	337,890	03/17/2030	3M	CME	9.03%	Receive	3 Month COP IBR OIS Compound	(388)	1,432	1,820
GBP	2,551,435	04/15/2030	1M	LCH	3.48%	Pay	U.K. Retail Price Index	1,483	1,640	157

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Swap Contracts (continued)

Centrally Cleared Interest Rate Swaps (continued)

Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	2,258,698	06/15/2030	1M	LCH	1.76%	Receive	Eurostat Eurozone HICP ex-Tobacco NSA	$4,497	$10,514	$6,017
GBP	2,457,843	06/15/2030	1M	LCH	3.30%	Pay	U.K. Retail Price Index	(4,488)	11,376	15,864
NZD	861,652	06/16/2030	6M	LCH	3.78%	Pay	6 Month NZD BBR FRA	5,940	11,468	5,528
EUR	1,144,000	06/16/2030	6M	LCH	2.03%	Receive	12 Month EUR EURIBOR	12,030	13,167	1,137
MXN	139,096	09/11/2030	1M	CME	7.94%	Pay	28 Day MXN TIIE Banxico	0	805	805
PLN	120,332	09/15/2030	1Y	LCH	4.13%	Pay	12 Month PLN WIBOR WIBO	0	239	239
CLP	276,810	09/15/2030	6M	CME	5.03%	Pay	6 Month CLP TNA ABIF	0	387	387
MXN	186,388	12/11/2030	1M	CME	7.76%	Pay	28 Day MXN TIIE Banxico	0	1,841	1,841
SGD	16,337	12/17/2030	6M	LCH	1.97%	Pay	6 Month SGD SOR Telerate	0	320	320
PLN	60,853	12/17/2030	1Y	LCH	4.10%	Pay	12 Month PLN WIBOR WIBO	0	252	252
INR	66,728	12/17/2030	6M	LCH	5.74%	Pay	6 Month INR FBIL MIBOR OIS Compound	0	196	196
HUF	70,933	12/17/2030	6M	LCH	6.25%	Receive	12 Month HUF BUBOR	0	95	95
SGD	116,275	12/17/2030	6M	LCH	1.58%	Pay	6 Month SGD SOR Telerate	0	166	166
SGD	142,824	12/17/2030	6M	LCH	1.63%	Pay	6 Month SGD SOR Telerate	0	511	511
PLN	165,070	12/17/2030	1Y	LCH	4.07%	Pay	12 Month PLN WIBOR WIBO	0	483	483
HUF	255,300	12/17/2030	6M	LCH	6.20%	Receive	12 Month HUF BUBOR	0	930	930
PLN	266,957	12/17/2030	1Y	LCH	4.02%	Pay	12 Month PLN WIBOR WIBO	0	182	182
NZD	596,846	12/17/2030	6M	LCH	3.63%	Pay	6 Month NZD BBR FRA	9,969	14,597	4,628
SEK	3,193,191	12/17/2030	3M	LCH	2.28%	Receive	12 Month SEK STIBOR	12,249	15,088	2,839
CHF	5,355,921	12/17/2030	1Y	LCH	0.16%	Pay	12 Month CHF SARON	(1,876)	10,309	12,185
BRL	118,629	01/02/2031	1M	CME	13.22%	Receive	BRL CDI	0	49	49
CAD	299,734	03/15/2031	6M	LCH	2.72%	Pay	CAD CORRA	118	173	55
CZK	77,265	03/18/2031	6M	LCH	3.83%	Receive	12 Month CZK PRIBOR PRBO	(3)	381	384
JPY	88,684	03/18/2031	1Y	LCH	1.13%	Receive	12 Month JPY TONA	104	483	379
MYR	111,572	03/18/2031	3M	LCH	3.27%	Receive	3 Month MYR KLIBOR BNM	0	29	29
MYR	148,007	03/18/2031	3M	LCH	3.20%	Receive	3 Month MYR KLIBOR BNM	0	539	539
PLN	214,794	03/18/2031	1Y	LCH	4.17%	Pay	12 Month PLN WIBOR WIBO	(2)	1,545	1,547
NOK	215,337	03/18/2031	1Y	LCH	3.94%	Pay	12 Month NOK NIBOR NIBR	76	87	11
HUF	383,066	03/18/2031	6M	LCH	6.25%	Receive	12 Month HUF BUBOR	0	541	541
GBP	424,489	03/18/2031	1Y	LCH	3.78%	Pay	12 Month GBP WMBA SONIA Compound	2,837	3,210	373
USD	653,798	03/18/2031	1Y	LCH	3.19%	Receive	12 Month USD SOFR	4,798	5,795	997
EUR	5,848	01/10/2035	6M	LCH	2.66%	Receive	12 Month EUR EURIBOR	42	57	15
EUR	441,070	02/26/2035	6M	LCH	2.56%	Receive	12 Month EUR EURIBOR	479	1,365	886
USD	4,882,432	03/03/2035	1M	LCH	2.49%	Receive	U.S. CPI Urban Consumers NSA	(3,568)	8,546	12,114
CLP	80,187	03/20/2035	6M	CME	6.02%	Pay	6 Month CLP TNA ABIF	(3)	1,162	1,165
SEK	4,741,248	05/11/2035	1Y	LCH	2.72%	Pay	12 Month SEK STIBOR	29,402	26,846	(2,556)
CZK	81,937	09/18/2035	6M	LCH	4.19%	Receive	12 Month CZK PRIBOR PRBO	0	811	811
KRW	100,402	09/18/2035	3M	LCH	2.86%	Receive	3 Month KRW CD KSDA	0	810	810
KRW	129,296	09/18/2035	3M	LCH	2.83%	Receive	3 Month KRW CD KSDA	0	1,172	1,172

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Swap Contracts (continued)

Centrally Cleared Interest Rate Swaps (continued)

Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	459,181	09/18/2035	1Y	LCH	4.06%	Pay	12 Month USD SOFR	$(3,181)	$1,415	$4,596
KRW	29,359	12/17/2035	3M	LCH	2.67%	Receive	3 Month KRW CD KSDA	0	646	646
CZK	38,109	12/17/2035	6M	LCH	4.03%	Receive	12 Month CZK PRIBOR PRBO	0	438	438
PLN	85,951	12/17/2035	1Y	LCH	4.45%	Pay	12 Month PLN WIBOR WIBO	0	467	467
ZAR	102,808	12/17/2035	3M	LCH	7.98%	Pay	3 Month ZAR JIBAR SAFEX	0	749	749
ZAR	115,594	12/17/2035	3M	LCH	7.97%	Pay	3 Month ZAR JIBAR SAFEX	0	780	780
CZK	161,170	12/17/2035	6M	LCH	3.72%	Receive	12 Month CZK PRIBOR PRBO	6	6,235	6,229
NZD	203,010	12/17/2035	6M	LCH	3.94%	Pay	6 Month NZD BBR FRA	1,376	4,252	2,876
AUD	224,227	12/17/2035	6M	LCH	4.19%	Receive	3 Month AUD BBR BBSW	1,201	2,990	1,789
EUR	2,260,239	12/17/2035	1Y	LCH	2.56%	Pay	12 Month EUR STR	1,055	19,114	18,059
HUF	18,635	12/18/2035	6M	LCH	7.03%	Receive	12 Month HUF BUBOR	0	5	5
HUF	169,152	12/18/2035	6M	LCH	7.02%	Receive	12 Month HUF BUBOR	0	100	100
EUR	230,622	12/18/2035	1Y	LCH	3.09%	Pay	12 Month EUR EURIBOR	1	828	827
KRW	238,388	12/18/2035	3M	LCH	2.90%	Receive	3 Month KRW CD KSDA	0	1,557	1,557
KRW	279,534	12/18/2035	3M	LCH	2.86%	Receive	3 Month KRW CD KSDA	0	2,304	2,304
HUF	77,036	03/18/2036	1Y	LCH	6.62%	Pay	12 Month HUF BUBOR	0	19	19
CLP	82,307	03/18/2036	6M	CME	5.23%	Receive	6 Month CLP TNA ABIF	0	324	324
ZAR	91,694	03/18/2036	3M	LCH	8.06%	Pay	3 Month ZAR JIBAR SAFEX	0	657	657
HUF	155,527	03/18/2036	1Y	LCH	6.65%	Pay	12 Month HUF BUBOR	0	318	318
GBP	167,509	03/18/2036	1Y	LCH	4.16%	Pay	12 Month GBP WMBA SONIA Compound	319	2,732	2,413
ZAR	190,024	03/18/2036	3M	LCH	8.42%	Pay	3 Month ZAR JIBAR SAFEX	(27)	6,283	6,310
NOK	265,831	03/18/2036	6M	LCH	3.91%	Receive	12 Month NOK NIBOR NIBR	1,614	1,635	21
CAD	331,250	03/18/2036	6M	LCH	2.91%	Pay	CAD CORRA	(1,274)	134	1,408
SGD	424,687	03/18/2036	6M	LCH	1.87%	Receive	6 Month SGD SOR Telerate	(2)	520	522
KRW	896,626	03/18/2036	3M	LCH	2.73%	Receive	3 Month KRW CD KSDA	(505)	16,088	16,593
SEK	1,764,771	03/18/2036	3M	LCH	2.66%	Receive	12 Month SEK STIBOR	(1,642)	12,338	13,980
HUF	141,145	03/19/2036	1Y	LCH	7.08%	Pay	12 Month HUF BUBOR	0	16	16
ZAR	278,809	03/19/2036	3M	LCH	9.40%	Receive	3 Month ZAR JIBAR SAFEX	0	116	116
NOK	777,838	03/19/2036	6M	LCH	4.03%	Receive	12 Month NOK NIBOR NIBR	(829)	480	1,309
GBP	814,009	03/19/2036	1Y	LCH	4.63%	Pay	12 Month GBP WMBA SONIA Compound	768	7,643	6,875
EUR	1,115,301	05/07/2038	6M	LCH	2.59%	Receive	12 Month EUR EURIBOR	14,863	17,040	2,177
EUR	442,648	02/04/2043	6M	LCH	1.25%	Receive	12 Month EUR EURIBOR	71,830	91,787	19,957
USD	1,342,000	09/09/2045	1Y	LCH	4.55%	Pay	12 Month USD SOFR	0	7,232	7,232
EUR	1,592,714	03/04/2053	6M	LCH	2.88%	Receive	12 Month EUR EURIBOR	(3,009)	6,386	9,395
USD	1,365,402	11/15/2053	1Y	CME	3.97%	Pay	12 Month USD SOFR	1,598	1,598	0
EUR	70,895	08/01/2055	6M	LCH	2.97%	Receive	12 Month EUR EURIBOR	(27)	1,052	1,079
EUR	7,619,852	09/25/2055	1Y	LCH	2.84%	Pay	12 Month EUR STR	31,236	10,041	(21,195)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Swap Contracts (continued)

Centrally Cleared Interest Rate Swaps (continued)

Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	372,878	10/26/2057	6M	LCH	2.28%	Receive	12 Month EUR EURIBOR	$0	$53,822	$53,822
EUR	1,120,927	03/19/2075	6M	LCH	2.00%	Receive	12 Month EUR EURIBOR	3,323	260,039	256,716
Total Centrally Cleared Interest Rate Swaps								$213,484	$869,057	$655,573

Total Return Swaps

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
AUD	235,920	05/15/2033	1M	MSI	1 day AUD AONIA	Challenger Ltd.	$0	$9,381	$9,381
HKD	392,300	05/20/2033	1M	GST	1 day HKD HONIA	Alibaba Group Holding Ltd.	0	7,590	7,590
HKD	212,113	05/15/2033	1M	MSI	1 day HKD HONIA	Alibaba Group Holding Ltd.	0	4,509	4,509
HKD	31,049	05/15/2033	1M	MSI	1 day HKD HONIA	Tencent Holdings Ltd.	0	170	170
HKD	33,927	05/20/2033	1M	GST	1 day HKD HONIA	Tencent Holdings Ltd.	0	159	159
ILS	125,405	05/15/2033	1M	MSI	1 day ILS SHIR	Bank Leumi Le-Israel BM	0	3,587	3,587
ILS	46,603	05/20/2033	1M	GST	1 day ILS SHIR	Phoenix Financial Ltd.	0	725	725
USD	1,351,988	05/15/2033	1M	MSI	1 day USD OBFR	Amazon.com, Inc.	0	68,396	68,396
USD	1,269,991	05/20/2033	1M	GST	1 day USD OBFR	NVIDIA Corp.	0	33,234	33,234
USD	127,779	05/15/2033	1M	MSI	1 day USD OBFR	Cactus, Inc.	0	30,040	30,040
USD	234,596	05/05/2028	1M	JPM	1 day USD OBFR	Amazon.com, Inc.	0	24,766	24,766
USD	335,676	05/20/2033	1M	GST	1 day USD OBFR	Amazon.com, Inc.	0	24,304	24,304
USD	250,665	05/05/2028	1M	JPM	1 day USD OBFR	NVIDIA Corp.	0	22,899	22,899
USD	69,557	05/15/2033	1M	MSI	1 day USD OBFR	SK Hynix, Inc.	0	21,747	21,747
USD	36,017	05/15/2033	1M	MSI	1 day USD OBFR	IsuPetasys Co., Ltd.	0	16,386	16,386
USD	192,831	05/15/2033	1M	MSI	1 day USD OBFR	Lam Research Corp.	0	16,276	16,276
USD	33,183	05/05/2028	1M	JPM	1 day USD OBFR	Celestica, Inc.	0	15,389	15,389
USD	140,417	05/20/2033	1M	GST	1 day USD OBFR	Snowflake, Inc.	0	15,165	15,165
USD	61,523	05/15/2033	1M	MSI	1 day USD OBFR	Celestica, Inc.	0	14,607	14,607
USD	50,922	05/15/2033	1M	MSI	1 day USD OBFR	Lumentum Holdings, Inc.	0	13,980	13,980
USD	131,078	05/20/2033	1M	GST	1 day USD OBFR	MongoDB, Inc.	0	12,850	12,850
USD	32,619	05/15/2033	1M	MSI	1 day USD OBFR	ASE Technology Holding Co., Ltd.	0	12,808	12,808
USD	100,525	05/15/2033	1M	MSI	1 day USD OBFR	NVIDIA Corp.	0	12,667	12,667
USD	1,081,638	05/20/2033	1M	GST	1 day USD OBFR	Morgan Stanley	0	11,652	11,652
USD	52,962	05/20/2033	1M	GST	1 day USD OBFR	WESCO International, Inc.	0	9,845	9,845
USD	39,570	05/20/2033	1M	GST	1 day USD OBFR	Wayfair, Inc.	0	9,701	9,701
USD	294,308	05/15/2033	1M	MSI	1 day USD OBFR	Emirates NBD Bank PJSC	0	9,580	9,580
USD	241,928	05/15/2033	1M	MSI	1 day USD OBFR	Broadcom, Inc.	0	9,420	9,420
USD	210,260	05/05/2028	1M	JPM	1 day USD OBFR	Morgan Stanley	0	9,190	9,190
USD	49,742	05/15/2033	1M	MSI	1 day USD OBFR	Chroma ATE, Inc.	0	9,183	9,183
USD	134,024	05/20/2033	1M	GST	1 day USD OBFR	Alphabet, Inc.	0	9,141	9,141
USD	822,781	05/20/2033	1M	GST	1 day USD OBFR	Wells Fargo & Co.	0	9,087	9,087
USD	825,459	05/15/2033	1M	MSI	1 day USD OBFR	Goldman Sachs Group, Inc.	0	8,906	8,906
USD	390,027	05/15/2033	1M	MSI	1 day USD OBFR	Targa Resources Corp.	0	8,891	8,891

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	62,624	05/15/2033	1M	MSI	1 day USD OBFR	Snowflake, Inc.	$0	$8,845	$8,845
USD	29,522	05/05/2028	1M	JPM	1 day USD OBFR	SK Hynix, Inc.	0	8,716	8,716
USD	123,721	05/20/2033	1M	GST	1 day USD OBFR	Lam Research Corp.	0	8,388	8,388
USD	43,471	05/20/2033	1M	GST	1 day USD OBFR	Cactus, Inc.	0	8,076	8,076
USD	73,665	05/15/2033	1M	MSI	1 day USD OBFR	MercadoLibre, Inc.	0	7,789	7,789
USD	372,931	05/20/2033	1M	GST	1 day USD OBFR	Bank of America Corp.	0	7,740	7,740
USD	52,562	05/20/2033	1M	GST	1 day USD OBFR	Samsung Electro-Mechanics Co., Ltd.	0	7,701	7,701
USD	211,501	05/20/2033	1M	GST	1 day USD OBFR	Stifel Financial Corp.	0	7,594	7,594
USD	60,854	05/05/2028	1M	JPM	1 day USD OBFR	Alphabet, Inc.	0	7,475	7,475
USD	58,915	05/20/2033	1M	GST	1 day USD OBFR	Lumentum Holdings, Inc.	0	7,196	7,196
USD	76,490	05/20/2033	1M	GST	1 day USD OBFR	Caterpillar, Inc.	0	6,907	6,907
USD	230,316	05/15/2033	1M	MSI	1 day USD OBFR	Five Below, Inc.	0	6,847	6,847
USD	26,499	05/05/2028	1M	JPM	1 day USD OBFR	Lumentum Holdings, Inc.	0	6,758	6,758
USD	54,829	05/05/2028	1M	JPM	1 day USD OBFR	Alphabet, Inc.	0	6,608	6,608
USD	75,398	05/05/2028	1M	JPM	1 day USD OBFR	MercadoLibre, Inc.	0	6,056	6,056
USD	28,927	05/15/2033	1M	MSI	1 day USD OBFR	Coherent Corp.	0	5,646	5,646
USD	52,363	05/20/2033	1M	GST	1 day USD OBFR	Palantir Technologies, Inc.	0	5,573	5,573
USD	106,891	05/15/2033	1M	MSI	1 day USD OBFR	DNOW, Inc.	0	5,505	5,505
USD	235,320	05/20/2033	1M	GST	1 day USD OBFR	Vnom Sub, Inc.	0	5,252	5,252
USD	125,975	05/15/2033	1M	MSI	1 day USD OBFR	Synopsys, Inc.	0	5,179	5,179
USD	408,907	05/15/2033	1M	MSI	1 day USD OBFR	Wells Fargo & Co.	0	5,157	5,157
USD	227,074	05/15/2033	1M	MSI	1 day USD OBFR	Saudi National Bank	0	5,063	5,063
USD	11,558	05/05/2028	1M	JPM	1 day USD OBFR	ASE Technology Holding Co., Ltd.	0	4,891	4,891
USD	69,798	05/15/2033	1M	MSI	1 day USD OBFR	Halliburton Co.	0	4,790	4,790
USD	376,997	05/15/2033	1M	MSI	1 day USD OBFR	Permian Resources Corp.	0	4,701	4,701
USD	106,516	05/15/2033	1M	MSI	1 day USD OBFR	Phillips 66	0	4,574	4,574
USD	42,042	05/20/2033	1M	GST	1 day USD OBFR	MercadoLibre, Inc.	0	4,503	4,503
USD	236,613	05/15/2033	1M	MSI	1 day USD OBFR	Vnom Sub, Inc.	0	4,372	4,372
USD	128,067	05/15/2033	1M	MSI	1 day USD OBFR	Canadian Natural Resources Ltd.	0	4,319	4,319
USD	345,096	05/20/2033	1M	GST	1 day USD OBFR	Diamondback Energy, Inc.	0	4,288	4,288
USD	405,114	05/20/2033	1M	GST	1 day USD OBFR	ARES Management Corp.	0	4,285	4,285
USD	146,505	05/05/2028	1M	JPM	1 day USD OBFR	Taiwan Semiconductor Manufacturing Co., Ltd.	0	4,282	4,282
USD	28,762	05/15/2033	1M	MSI	1 day USD OBFR	Structure Therapeutics, Inc.	0	4,025	4,025
USD	43,503	05/15/2033	1M	MSI	1 day USD OBFR	First Solar, Inc.	0	4,012	4,012
USD	65,479	05/20/2033	1M	GST	1 day USD OBFR	Alphabet, Inc.	0	3,975	3,975
USD	205,271	05/20/2033	1M	GST	1 day USD OBFR	Broadcom, Inc.	0	3,939	3,939
USD	34,679	05/15/2033	1M	MSI	1 day USD OBFR	Shopify, Inc.	0	3,918	3,918
USD	61,599	05/15/2033	1M	MSI	1 day USD OBFR	Caterpillar, Inc.	0	3,917	3,917
USD	191,214	05/15/2033	1M	MSI	1 day USD OBFR	Coterra Energy, Inc.	0	3,791	3,791
USD	81,234	05/20/2033	1M	GST	1 day USD OBFR	Kinetik Holdings, Inc.	0	3,758	3,758
USD	37,566	05/15/2033	1M	MSI	1 day USD OBFR	Arista Networks, Inc.	0	3,749	3,749

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	32,750	05/20/2033	1M	GST	1 day USD OBFR	Victory Giant Technology Huizhou Co., Ltd.	$0	$3,744	$3,744
USD	68,468	05/05/2028	1M	JPM	1 day USD OBFR	Marvell Technology, Inc.	0	3,711	3,711
USD	44,356	05/20/2033	1M	GST	1 day USD OBFR	Zscaler, Inc.	0	3,660	3,660
USD	191,148	05/05/2028	1M	JPM	1 day USD OBFR	Bank of New York Mellon Corp.	0	3,646	3,646
USD	140,977	05/15/2033	1M	MSI	1 day USD OBFR	SLB Ltd.	0	3,587	3,587
USD	57,456	05/05/2028	1M	JPM	1 day USD OBFR	HubSpot, Inc.	0	3,542	3,542
USD	56,528	05/05/2028	1M	JPM	1 day USD OBFR	Lam Research Corp.	0	3,149	3,149
USD	12,876	05/20/2033	1M	GST	1 day USD OBFR	ASE Technology Holding Co., Ltd.	0	3,095	3,095
USD	51,856	05/15/2033	1M	MSI	1 day USD OBFR	Axis Capital Holdings Ltd.	0	2,841	2,841
USD	55,338	05/20/2033	1M	GST	1 day USD OBFR	KLA Corp.	0	2,681	2,681
USD	361,030	05/15/2033	1M	MSI	1 day USD OBFR	Diamondback Energy, Inc.	0	2,673	2,673
USD	44,303	05/15/2033	1M	MSI	1 day USD OBFR	Marathon Petroleum Corp.	0	2,670	2,670
USD	86,652	05/15/2033	1M	MSI	1 day USD OBFR	Vita Coco Co., Inc.	0	2,668	2,668
USD	449,954	05/15/2033	1M	MSI	1 day USD OBFR	S&P Global, Inc.	0	2,664	2,664
USD	27,165	05/20/2033	1M	GST	1 day USD OBFR	Coherent Corp.	0	2,658	2,658
USD	34,227	05/15/2033	1M	MSI	1 day USD OBFR	Docusign, Inc.	0	2,636	2,636
USD	95,394	05/20/2033	1M	GST	1 day USD OBFR	Targa Resources Corp.	0	2,591	2,591
USD	158,693	05/20/2033	1M	GST	1 day USD OBFR	Permian Resources Corp.	0	2,527	2,527
USD	44,586	05/15/2033	1M	MSI	1 day USD OBFR	Innovex International, Inc.	0	2,519	2,519
USD	111,775	05/15/2033	1M	MSI	1 day USD OBFR	Bank of America Corp.	0	2,501	2,501
USD	26,868	05/20/2033	1M	GST	1 day USD OBFR	Marvell Technology, Inc.	0	2,473	2,473
USD	29,780	05/20/2033	1M	GST	1 day USD OBFR	Monday.com Ltd.	0	2,443	2,443
USD	45,699	05/15/2033	1M	MSI	1 day USD OBFR	MRC Global, Inc.	0	2,414	2,414
USD	35,816	05/15/2033	1M	MSI	1 day USD OBFR	Baker Hughes Co.	0	2,282	2,282
USD	262,940	05/20/2033	1M	GST	1 day USD OBFR	TransUnion	0	2,193	2,193
USD	8,245	05/20/2033	1M	JPM	1 day USD OBFR	Revolution Medicines, Inc.	0	2,170	2,170
USD	76,434	05/15/2033	1M	MSI	1 day USD OBFR	Primoris Services Corp.	0	2,110	2,110
USD	23,031	05/20/2033	1M	GST	1 day USD OBFR	HubSpot, Inc.	0	2,057	2,057
USD	19,230	05/15/2033	1M	MSI	1 day USD OBFR	Huaming Power Equipment Co., Ltd.	0	2,051	2,051
USD	102,452	05/15/2033	1M	MSI	1 day USD OBFR	Stifel Financial Corp.	0	2,003	2,003
USD	97,906	05/20/2033	1M	GST	1 day USD OBFR	S&P Global, Inc.	0	1,972	1,972
USD	151,950	05/15/2033	1M	MSI	1 day USD OBFR	Taiwan Semiconductor Manufacturing Co., Ltd.	0	1,842	1,842
USD	158,769	05/20/2033	1M	GST	1 day USD OBFR	Chord Energy Corp.	0	1,805	1,805
USD	28,451	05/20/2033	1M	GST	1 day USD OBFR	Contemporary Amperex Technology Co., Ltd.	0	1,779	1,779
USD	40,200	05/15/2033	1M	MSI	1 day USD OBFR	Quanta Computer, Inc.	0	1,745	1,745
USD	73,499	05/20/2033	1M	GST	1 day USD OBFR	Burlington Stores, Inc.	0	1,738	1,738
USD	14,223	05/20/2033	1M	GST	1 day USD OBFR	AppLovin Corp.	0	1,710	1,710
USD	137,597	05/20/2033	1M	GST	1 day USD OBFR	KeyCorp	0	1,663	1,663
USD	46,282	05/05/2028	1M	JPM	1 day USD OBFR	CyberArk Software Ltd.	0	1,629	1,629
USD	35,209	05/05/2028	1M	JPM	1 day USD OBFR	Ryanair Holdings PLC	0	1,529	1,529

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	12,877	05/05/2028	1M	JPM	1 day USD OBFR	MongoDB, Inc.	$0	$1,516	$1,516
USD	76,071	05/20/2033	1M	GST	1 day USD OBFR	Procore Technologies, Inc.	0	1,513	1,513
USD	19,963	05/20/2033	1M	GST	1 day USD OBFR	Unity Software, Inc.	0	1,489	1,489
USD	34,383	05/05/2028	1M	JPM	1 day USD OBFR	NEXTracker, Inc.	0	1,448	1,448
USD	189,843	05/05/2028	1M	JPM	1 day USD OBFR	Marathon Petroleum Corp.	0	1,364	1,364
USD	10,889	05/15/2033	1M	MSI	1 day USD OBFR	MongoDB, Inc.	0	1,345	1,345
USD	22,507	05/20/2033	1M	GST	1 day USD OBFR	Advanced Micro Devices, Inc.	0	1,312	1,312
USD	5,581	05/20/2033	1M	GST	1 day USD OBFR	Celestica, Inc.	0	1,308	1,308
USD	69,361	05/05/2028	1M	JPM	1 day USD OBFR	S&P Global, Inc.	0	1,285	1,285
USD	41,210	05/20/2033	1M	GST	1 day USD OBFR	Fox Corp.	0	1,265	1,265
USD	8,895	05/20/2033	1M	GST	1 day USD OBFR	SK Hynix, Inc.	0	1,249	1,249
USD	14,765	05/15/2033	1M	MSI	1 day USD OBFR	Samsung Electro-Mechanics Co., Ltd.	0	1,202	1,202
USD	25,871	05/20/2033	1M	GST	1 day USD OBFR	Baker Hughes Co.	0	1,191	1,191
USD	30,429	05/05/2028	1M	JPM	1 day USD OBFR	Innovex International, Inc.	0	1,181	1,181
USD	36,851	05/20/2033	1M	GST	1 day USD OBFR	Reddit, Inc.	0	1,178	1,178
USD	13,816	05/15/2033	1M	MSI	1 day USD OBFR	Luxshare Precision Industry Co., Ltd.	0	1,146	1,146
USD	38,730	05/05/2028	1M	JPM	1 day USD OBFR	Dynatrace, Inc.	0	1,119	1,119
USD	268,595	05/20/2033	1M	GST	1 day USD OBFR	Bank of New York Mellon Corp.	0	1,113	1,113
USD	105,217	05/20/2033	1M	GST	1 day USD OBFR	Coterra Energy, Inc.	0	1,040	1,040
USD	22,352	05/20/2033	1M	GST	1 day USD OBFR	Marathon Petroleum Corp.	0	1,037	1,037
USD	8,688	05/20/2033	1M	GST	1 day USD OBFR	Innovex International, Inc.	0	1,026	1,026
USD	24,703	05/20/2033	1M	GST	1 day USD OBFR	Seadrill Ltd.	0	1,019	1,019
USD	26,607	05/20/2033	1M	GST	1 day USD OBFR	Airtac International Group	0	1,015	1,015
USD	19,214	05/15/2033	1M	MSI	1 day USD OBFR	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	0	982	982
USD	209,752	05/15/2033	1M	MSI	1 day USD OBFR	Huntington Bancshares, Inc.	0	958	958
USD	16,104	05/20/2033	1M	GST	1 day USD OBFR	Wix.com Ltd.	0	925	925
USD	8,993	05/20/2033	1M	GST	1 day USD OBFR	Luxshare Precision Industry Co., Ltd.	0	914	914
USD	140,107	05/20/2033	1M	GST	1 day USD OBFR	Capital One Financial Corp.	0	906	906
USD	47,913	05/20/2033	1M	GST	1 day USD OBFR	Ciena Corp.	0	897	897
USD	4,431	05/20/2033	1M	GST	1 day USD OBFR	Structure Therapeutics, Inc.	0	867	867
USD	39,487	05/15/2033	1M	MSI	1 day USD OBFR	TransUnion	0	860	860
USD	9,560	05/20/2033	1M	GST	1 day USD OBFR	Revolution Medicines, Inc.	0	855	855
USD	31,322	05/20/2033	1M	GST	1 day USD OBFR	Williams-Sonoma, Inc.	0	853	853
USD	41,119	05/20/2033	1M	GST	1 day USD OBFR	American Electric Power Co., Inc.	0	852	852
USD	24,162	05/20/2033	1M	GST	1 day USD OBFR	Gitlab, Inc.	0	846	846
USD	8,052	05/05/2028	1M	JPM	1 day USD OBFR	Broadcom, Inc.	0	819	819
USD	93,808	05/15/2033	1M	MSI	1 day USD OBFR	Capital One Financial Corp.	0	788	788
USD	112,920	05/15/2033	1M	MSI	1 day USD OBFR	Chord Energy Corp.	0	752	752

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	18,853	05/05/2028	1M	JPM	1 day USD OBFR	American Electric Power Co., Inc.	$0	$750	$750
USD	12,711	05/15/2033	1M	MSI	1 day USD OBFR	Marvell Technology, Inc.	0	694	694
USD	16,474	05/20/2033	1M	GST	1 day USD OBFR	Solaris Energy Infrastructure, Inc.	0	667	667
USD	50,614	05/20/2033	1M	GST	1 day USD OBFR	Assurant, Inc.	0	622	622
USD	4,523	05/15/2033	1M	MSI	1 day USD OBFR	Monday.com Ltd.	0	608	608
USD	68,367	05/15/2033	1M	MSI	1 day USD OBFR	Walt Disney Co.	0	557	557
USD	18,914	05/20/2033	1M	GST	1 day USD OBFR	Phillips 66	0	554	554
USD	19,176	05/20/2033	1M	GST	1 day USD OBFR	DNOW, Inc.	0	536	536
USD	33,900	05/15/2033	1M	MSI	1 day USD OBFR	American Electric Power Co., Inc.	0	495	495
USD	15,577	05/20/2033	1M	GST	1 day USD OBFR	United Therapeutics Corp.	0	459	459
USD	20,877	05/15/2033	1M	MSI	1 day USD OBFR	Eversource Energy	0	454	454
USD	14,694	05/15/2033	1M	MSI	1 day USD OBFR	United Therapeutics Corp.	0	450	450
USD	26,083	05/05/2028	1M	JPM	1 day USD OBFR	ASML Holding NV	0	438	438
USD	6,338	05/20/2033	1M	GST	1 day USD OBFR	Lens Technology Co., Ltd.	0	435	435
USD	12,750	05/20/2033	1M	GST	1 day USD OBFR	Corning, Inc.	0	433	433
USD	5,726	05/15/2033	1M	MSI	1 day USD OBFR	Advanced Micro Devices, Inc.	0	420	420
USD	2,525	05/05/2028	1M	JPM	1 day USD OBFR	First Solar, Inc.	0	411	411
USD	2,187	05/15/2033	1M	MSI	1 day USD OBFR	WESCO International, Inc.	0	408	408
USD	23,934	05/20/2033	1M	GST	1 day USD OBFR	Primoris Services Corp.	0	408	408
USD	55,858	05/15/2033	1M	MSI	1 day USD OBFR	Antero Resources Corp.	0	398	398
USD	13,221	05/20/2033	1M	GST	1 day USD OBFR	MRC Global, Inc.	0	380	380
USD	12,820	05/15/2033	1M	MSI	1 day USD OBFR	Corning, Inc.	0	364	364
USD	17,064	05/20/2033	1M	GST	1 day USD OBFR	ConocoPhillips	0	353	353
USD	26,080	05/20/2033	1M	GST	1 day USD OBFR	Eversource Energy	0	344	344
USD	3,968	05/05/2028	1M	JPM	1 day USD OBFR	Zscaler, Inc.	0	337	337
USD	4,766	05/15/2033	1M	MSI	1 day USD OBFR	Wix.com Ltd.	0	328	328
USD	43,816	05/05/2028	1M	JPM	1 day USD OBFR	ServiceNow, Inc.	0	309	309
USD	2,066	05/05/2028	1M	JPM	1 day USD OBFR	Coherent Corp.	0	309	309
USD	6,293	05/15/2033	1M	MSI	1 day USD OBFR	HighPeak Energy, Inc.	0	303	303
USD	16,731	05/20/2033	1M	GST	1 day USD OBFR	Devon Energy Corp.	0	293	293
USD	49,879	05/15/2033	1M	MSI	1 day USD OBFR	Essent Group Ltd.	0	273	273
USD	10,934	05/05/2028	1M	JPM	1 day USD OBFR	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	0	254	254
USD	4,506	05/20/2033	1M	GST	1 day USD OBFR	MNTN, Inc.	0	253	253
USD	14,091	05/15/2033	1M	MSI	1 day USD OBFR	Alphabet, Inc.	0	249	249
USD	33,104	05/20/2033	1M	GST	1 day USD OBFR	Five Below, Inc.	0	237	237
USD	4,697	05/20/2033	1M	GST	1 day USD OBFR	Zhejiang Crystal-Optech Co., Ltd.	0	212	212
USD	4,818	05/15/2033	1M	MSI	1 day USD OBFR	Reddit, Inc.	0	197	197
USD	3,012	05/15/2033	1M	MSI	1 day USD OBFR	AppLovin Corp.	0	175	175
USD	6,462	05/15/2033	1M	MSI	1 day USD OBFR	Williams-Sonoma, Inc.	0	168	168
USD	1,213	05/05/2028	1M	JPM	1 day USD OBFR	Snowflake, Inc.	0	162	162

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	1,666	05/15/2033	1M	MSI	1 day USD OBFR	MNTN, Inc.	$0	$142	$142
USD	123,931	05/20/2033	1M	GST	1 day USD OBFR	Cisco Systems, Inc.	0	137	137
USD	18,738	05/15/2033	1M	MSI	1 day USD OBFR	NexGen Energy Ltd.	0	128	128
USD	18,786	05/15/2033	1M	MSI	1 day USD OBFR	Lens Technology Co., Ltd.	0	119	119
USD	7,393	05/05/2028	1M	JPM	1 day USD OBFR	Primoris Services Corp.	0	108	108
USD	2,789	05/15/2033	1M	MSI	1 day USD OBFR	Atlassian Corp.	0	91	91
USD	3,126	05/15/2033	1M	MSI	1 day USD OBFR	Shenzhen Megmeet Electrical Co., Ltd.	0	87	87
USD	44,477	05/15/2033	1M	MSI	1 day USD OBFR	Williams Cos., Inc.	0	83	83
USD	655	05/15/2033	1M	MSI	1 day USD OBFR	Gitlab, Inc.	0	77	77
USD	22,963	05/20/2033	1M	GST	1 day USD OBFR	Taiwan Semiconductor Manufacturing Co., Ltd.	0	60	60
USD	605	05/05/2028	1M	MSI	1 day USD OBFR	Zscaler, Inc.	0	58	58
USD	28,730	05/20/2033	1M	GST	1 day USD OBFR	Crowdstrike Holdings, Inc.	0	50	50
USD	1,320	05/05/2028	1M	JPM	1 day USD OBFR	Gitlab, Inc.	0	45	45
USD	6,382	05/20/2033	1M	GST	1 day USD OBFR	Walt Disney Co.	0	38	38
USD	968	05/05/2028	1M	JPM	1 day USD OBFR	Monolithic Power Systems, Inc.	0	37	37
USD	19,413	05/15/2033	1M	MSI	1 day USD OBFR	ROBLOX Corp.	0	33	33
USD	707	05/20/2033	1M	GST	1 day USD OBFR	Docusign, Inc.	0	25	25
USD	4,718	05/15/2033	1M	MSI	1 day USD OBFR	Airtac International Group	0	24	24
USD	6,715	05/15/2033	1M	MSI	1 day USD OBFR	Freeport-McMoRan, Inc.	0	23	23
USD	903	05/15/2033	1M	MSI	1 day USD OBFR	ServiceNow, Inc.	0	16	16
USD	30,888	05/15/2033	1M	MSI	1 day USD OBFR	Kratos Defense & Security Solutions, Inc.	0	7	7
USD	658	05/05/2028	1M	JPM	1 day USD OBFR	Procore Technologies, Inc.	0	6	6
USD	3,032	05/15/2033	1M	MSI	1 day USD OBFR	Kinder Morgan, Inc.	0	6	6
USD	2,753	05/20/2033	1M	GST	1 day USD OBFR	ServiceNow, Inc.	0	5	5
USD	460	05/20/2033	1M	GST	1 day USD OBFR	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	0	5	5
USD	488	05/05/2028	1M	JPM	1 day USD OBFR	Unity Software, Inc.	0	5	5
USD	1,161	05/15/2033	1M	MSI	1 day USD OBFR	Tidewater, Inc.	0	3	3
USD	2,720	05/20/2033	1M	GST	1 day USD OBFR	Synopsys, Inc.	0	3	3
DKK	202,196	05/15/2033	1M	MSI	1 Month DKK CIBOR	Alm Brand AS	0	2,025	2,025
DKK	40,534	05/20/2033	1M	GST	1 Month DKK CIBOR	Pandora AS	0	1,693	1,693
DKK	20,235	05/15/2033	1M	MSI	1 Month DKK CIBOR	Pandora AS	0	1,363	1,363
DKK	17,216	05/05/2028	1M	JPM	1 Month DKK CIBOR	Pandora AS	0	1,194	1,194
DKK	5,786	05/15/2033	1M	MSI	1 Month DKK CIBOR	FLSmidth & Co. AS	0	416	416
DKK	10,975	05/05/2028	1M	JPM	1 Month DKK CIBOR	Royal Unibrew AS	0	2	2
NOK	72,571	05/20/2033	1M	GST	1 Month NOK NIBOR	Storebrand ASA	0	1,840	1,840
CHF	63,901	05/05/2028	1M	JPM	12 Month CHF SARON	Amrize Ltd.	0	4,786	4,786
CHF	51,262	05/05/2028	1M	JPM	12 Month CHF SARON	Holcim AG	0	4,261	4,261
CHF	82,064	05/05/2028	1M	JPM	12 Month CHF SARON	Galderma Group AG	0	3,862	3,862
CHF	40,822	05/20/2033	1M	GST	12 Month CHF SARON	Holcim AG	0	2,641	2,641
CHF	25,507	05/20/2033	1M	GST	12 Month CHF SARON	Amrize Ltd.	0	1,938	1,938

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
CHF	60,256	05/20/2033	1M	GST	12 Month CHF SARON	Sulzer AG	$0	$1,849	$1,849
CHF	84,221	05/20/2033	1M	GST	12 Month CHF SARON	Baloise Holding AG	0	1,495	1,495
CHF	13,632	05/15/2033	1M	MSI	12 Month CHF SARON	Sulzer AG	0	820	820
CHF	38,939	05/20/2033	1M	GST	12 Month CHF SARON	UBS Group AG	0	650	650
CHF	40,645	05/20/2033	1M	GST	12 Month CHF SARON	ABB Ltd.	0	552	552
CHF	33,598	05/05/2028	1M	JPM	12 Month CHF SARON	ABB Ltd.	0	528	528
CHF	20,414	05/05/2028	1M	JPM	12 Month CHF SARON	Baloise Holding AG	0	146	146
CHF	19,985	05/15/2033	1M	MSI	12 Month CHF SARON	ABB Ltd.	0	78	78
CZK	23,762	05/20/2033	1M	GST	12 Month CZK PRIBOR PRBO	Komercni Banka AS	0	830	830
EUR	568,919	05/15/2033	1M	MSI	12 Month EUR STR	Banco Santander SA	0	29,555	29,555
EUR	353,658	05/15/2033	1M	MSI	12 Month EUR STR	AIB Group PLC	0	22,663	22,663
EUR	158,656	05/15/2033	1M	MSI	12 Month EUR STR	BPER Banca SpA	0	19,932	19,932
EUR	152,368	05/20/2033	1M	GST	12 Month EUR STR	AIB Group PLC	0	12,785	12,785
EUR	543,192	05/20/2033	1M	GST	12 Month EUR STR	Legrand SA	0	12,029	12,029
EUR	40,058	05/20/2033	1M	GST	12 Month EUR STR	Permanent TSB Group Holdings PLC	0	10,267	10,267
EUR	141,857	05/15/2033	1M	MSI	12 Month EUR STR	Banca Monte dei Paschi di Siena SpA	0	10,025	10,025
EUR	235,999	05/20/2033	1M	GST	12 Month EUR STR	KBC Group NV	0	9,731	9,731
EUR	277,815	05/15/2033	1M	MSI	12 Month EUR STR	KBC Group NV	0	8,576	8,576
EUR	105,882	05/20/2033	1M	GST	12 Month EUR STR	Erste Group Bank AG	0	8,254	8,254
EUR	115,893	05/20/2033	1M	GST	12 Month EUR STR	BAWAG Group AG	0	8,137	8,137
EUR	97,504	05/20/2033	1M	GST	12 Month EUR STR	Bank of Ireland Group PLC	0	7,618	7,618
EUR	155,729	05/15/2033	1M	MSI	12 Month EUR STR	Nordea Bank Abp	0	7,598	7,598
EUR	126,510	05/15/2033	1M	MSI	12 Month EUR STR	FinecoBank Banca Fineco SpA	0	7,402	7,402
EUR	82,520	05/20/2033	1M	GST	12 Month EUR STR	Jeronimo Martins SGPS SA	0	7,083	7,083
EUR	467,922	05/20/2033	1M	GST	12 Month EUR STR	UniCredit SpA	0	6,662	6,662
EUR	118,466	05/20/2033	1M	GST	12 Month EUR STR	FinecoBank Banca Fineco SpA	0	6,360	6,360
EUR	364,502	05/20/2033	1M	GST	12 Month EUR STR	Banco Bilbao Vizcaya Argentaria SA	0	5,806	5,806
EUR	87,441	05/20/2033	1M	GST	12 Month EUR STR	Italgas SpA	0	5,735	5,735
EUR	248,219	05/15/2033	1M	MSI	12 Month EUR STR	ABN AMRO Bank NV	0	4,851	4,851
EUR	76,409	05/05/2028	1M	JPM	12 Month EUR STR	Danone SA	0	4,578	4,578
EUR	284,333	05/15/2033	1M	MSI	12 Month EUR STR	Generali	0	4,499	4,499
EUR	62,792	05/20/2033	1M	GST	12 Month EUR STR	Fluidra SA	0	4,118	4,118
EUR	82,792	05/15/2033	1M	MSI	12 Month EUR STR	ASML Holding NV	0	4,091	4,091
EUR	183,416	05/05/2028	1M	JPM	12 Month EUR STR	UniCredit SpA	0	3,996	3,996
EUR	204,386	05/05/2028	1M	JPM	12 Month EUR STR	Prysmian SpA	0	3,867	3,867
EUR	366,786	05/15/2033	1M	MSI	12 Month EUR STR	Societe Generale SA	0	3,741	3,741
EUR	87,113	05/20/2033	1M	GST	12 Month EUR STR	Generali	0	3,675	3,675
EUR	154,183	05/15/2033	1M	MSI	12 Month EUR STR	Adyen NV	0	3,521	3,521
EUR	68,558	05/20/2033	1M	GST	12 Month EUR STR	Heidelberg Materials AG	0	3,365	3,365
EUR	90,752	05/15/2033	1M	MSI	12 Month EUR STR	Azimut Holding SpA	0	3,200	3,200

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	49,196	05/20/2033	1M	GST	12 Month EUR STR	Buzzi Unicem SpA	$0	$3,127	$3,127
EUR	79,569	05/20/2033	1M	GST	12 Month EUR STR	BFF Bank SpA	0	2,993	2,993
EUR	104,753	05/15/2033	1M	MSI	12 Month EUR STR	UniCredit SpA	0	2,906	2,906
EUR	203,225	05/20/2033	1M	GST	12 Month EUR STR	Prysmian SpA	0	2,896	2,896
EUR	19,078	05/05/2028	1M	JPM	12 Month EUR STR	Fortum OYJ	0	2,704	2,704
EUR	58,643	05/05/2028	1M	JPM	12 Month EUR STR	Publicis Groupe SA	0	2,701	2,701
EUR	45,849	05/20/2033	1M	GST	12 Month EUR STR	AlzChem Group AG	0	2,573	2,573
EUR	61,581	05/20/2033	1M	GST	12 Month EUR STR	Societe Generale SA	0	2,505	2,505
EUR	33,696	05/05/2028	1M	JPM	12 Month EUR STR	Fluidra SA	0	2,440	2,440
EUR	39,654	05/15/2033	1M	MSI	12 Month EUR STR	Ayvens SA	0	2,357	2,357
EUR	76,897	05/20/2033	1M	GST	12 Month EUR STR	Maire SpA	0	2,345	2,345
EUR	68,201	05/20/2033	1M	GST	12 Month EUR STR	Bank of Cyprus Holdings PLC	0	2,169	2,169
EUR	26,272	05/05/2028	1M	JPM	12 Month EUR STR	Heidelberg Materials AG	0	2,095	2,095
EUR	22,196	05/20/2033	1M	GST	12 Month EUR STR	Medincell SA	0	2,077	2,077
EUR	48,452	05/05/2028	1M	JPM	12 Month EUR STR	ASML Holding NV	0	1,884	1,884
EUR	39,028	05/05/2028	1M	JPM	12 Month EUR STR	Argenx SE	0	1,685	1,685
EUR	37,862	05/15/2033	1M	MSI	12 Month EUR STR	Evotec SE	0	1,672	1,672
EUR	17,483	05/05/2028	1M	JPM	12 Month EUR STR	Buzzi SpA	0	1,598	1,598
EUR	104,774	05/15/2033	1M	MSI	12 Month EUR STR	Unipol Assicurazioni SpA	0	1,585	1,585
EUR	26,914	05/15/2033	1M	MSI	12 Month EUR STR	Fluidra SA	0	1,581	1,581
EUR	34,666	05/20/2033	1M	GST	12 Month EUR STR	ABN AMRO Bank NV	0	1,554	1,554
EUR	120,424	05/15/2033	1M	MSI	12 Month EUR STR	Tecnicas Reunidas SA	0	1,474	1,474
EUR	19,165	05/15/2033	1M	MSI	12 Month EUR STR	Fortum OYJ	0	1,420	1,420
EUR	19,553	05/05/2028	1M	JPM	12 Month EUR STR	Ryanair Holdings PLC	0	1,322	1,322
EUR	23,241	05/15/2033	1M	MSI	12 Month EUR STR	Ryanair Holdings PLC	0	1,307	1,307
EUR	52,586	05/05/2028	1M	JPM	12 Month EUR STR	Sacyr SA	0	1,254	1,254
EUR	59,586	05/20/2033	1M	GST	12 Month EUR STR	Addiko Bank AG	0	1,198	1,198
EUR	45,024	05/20/2033	1M	GST	12 Month EUR STR	Dassault Aviation SA	0	915	915
EUR	51,297	05/20/2033	1M	GST	12 Month EUR STR	Adyen NV	0	804	804
EUR	18,857	05/15/2033	1M	MSI	12 Month EUR STR	Heidelberg Materials AG	0	797	797
EUR	14,713	05/20/2033	1M	GST	12 Month EUR STR	Evotec SE	0	792	792
EUR	12,689	05/15/2033	1M	MSI	12 Month EUR STR	Wartsila OYJ Abp	0	720	720
EUR	9,177	05/05/2028	1M	JPM	12 Month EUR STR	Jeronimo Martins SGPS SA	0	718	718
EUR	73,149	05/20/2033	1M	GST	12 Month EUR STR	Publicis Groupe SA	0	642	642
EUR	59,582	05/20/2033	1M	GST	12 Month EUR STR	Vienna Insurance Group AG Wiener Versicherung Gruppe	0	515	515
EUR	5,981	05/15/2033	1M	MSI	12 Month EUR STR	Jeronimo Martins SGPS SA	0	515	515
EUR	19,876	05/20/2033	1M	GST	12 Month EUR STR	Ferrari NV	0	498	498
EUR	23,804	05/15/2033	1M	MSI	12 Month EUR STR	BFF Bank SpA	0	491	491
EUR	22,267	05/20/2033	1M	GST	12 Month EUR STR	UNIQA Insurance Group AG	0	489	489
EUR	55,346	05/15/2033	1M	MSI	12 Month EUR STR	Publicis Groupe SA	0	487	487
EUR	8,513	05/05/2028	1M	JPM	12 Month EUR STR	Ferrari NV	0	418	418
EUR	20,936	05/20/2033	1M	GST	12 Month EUR STR	Leonardo SpA	0	398	398

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	8,185	05/05/2028	1M	JPM	12 Month EUR STR	Erste Group Bank AG	$0	$327	$327
EUR	32,185	05/05/2028	1M	JPM	12 Month EUR STR	FUCHS SE	0	312	312
EUR	76,843	05/20/2033	1M	GST	12 Month EUR STR	Sampo OYJ	0	300	300
EUR	22,785	05/05/2028	1M	JPM	12 Month EUR STR	Legrand SA	0	273	273
EUR	12,787	05/15/2033	1M	MSI	12 Month EUR STR	Addiko Bank AG	0	258	258
EUR	24,249	05/20/2033	1M	GST	12 Month EUR STR	DiaSorin SpA	0	254	254
EUR	21,900	05/05/2028	1M	JPM	12 Month EUR STR	Beiersdorf AG	0	244	244
EUR	15,954	05/05/2028	1M	JPM	12 Month EUR STR	Maire SpA	0	173	173
EUR	19,161	05/15/2033	1M	MSI	12 Month EUR STR	Wacker Chemie AG	0	152	152
EUR	58,957	05/15/2033	1M	MSI	12 Month EUR STR	Cementir Holding NV	0	148	148
EUR	17,490	05/15/2033	1M	MSI	12 Month EUR STR	Konecranes OYJ	0	138	138
EUR	6,708	05/15/2033	1M	MSI	12 Month EUR STR	Leonardo SpA	0	128	128
EUR	3,605	05/15/2033	1M	MSI	12 Month EUR STR	Italgas SpA	0	116	116
EUR	5,506	05/15/2033	1M	MSI	12 Month EUR STR	Danone SA	0	110	110
EUR	2,679	05/05/2028	1M	JPM	12 Month EUR STR	AIB Group PLC	0	100	100
EUR	8,369	05/05/2028	1M	JPM	12 Month EUR STR	Qiagen NV	0	95	95
EUR	686	05/05/2028	1M	JPM	12 Month EUR STR	AlzChem Group AG	0	95	95
EUR	13,891	05/20/2033	1M	GST	12 Month EUR STR	Tecnicas Reunidas SA	0	80	80
EUR	1,428	05/05/2028	1M	JPM	12 Month EUR STR	KBC Group NV	0	40	40
EUR	4,921	05/05/2028	1M	JPM	12 Month EUR STR	Elis SA	0	36	36
USD	(22,818)	05/15/2033	1M	MSI	12 Month EUR STR	SAP SE	0	977	977
GBP	288,899	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Standard Chartered PLC	0	35,456	35,456
GBP	369,704	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Barclays PLC	0	27,572	27,572
GBP	604,479	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	British American Tobacco PLC	0	18,322	18,322
GBP	230,098	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Lloyds Banking Group PLC	0	17,078	17,078
GBP	248,339	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Lloyds Banking Group PLC	0	14,429	14,429
GBP	172,220	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Prudential PLC	0	8,562	8,562
GBP	122,473	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Beazley PLC	0	7,640	7,640
GBP	485,378	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Rolls-Royce Holdings PLC	0	6,654	6,654
GBP	71,953	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Next PLC	0	6,476	6,476
GBP	70,166	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Smiths Group PLC	0	5,511	5,511
GBP	97,607	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Smiths Group PLC	0	5,106	5,106
GBP	88,159	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Unilever PLC	0	4,536	4,536

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
GBP	182,735	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Hiscox Ltd.	$0	$4,504	$4,504
GBP	150,362	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Beazley PLC	0	4,207	4,207
GBP	100,877	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Serco Group PLC	0	4,126	4,126
GBP	204,193	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	British American Tobacco PLC	0	3,286	3,286
GBP	51,158	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	IMI PLC	0	2,354	2,354
GBP	151,777	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Imperial Brands PLC	0	2,067	2,067
GBP	51,575	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Antofagasta PLC	0	1,893	1,893
GBP	16,608	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Haleon PLC	0	1,353	1,353
GBP	51,802	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Lancashire Holdings Ltd.	0	1,353	1,353
GBP	47,759	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Savills PLC	0	1,275	1,275
GBP	139,683	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Haleon PLC	0	1,174	1,174
GBP	17,249	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	British American Tobacco PLC	0	1,099	1,099
GBP	26,263	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Rolls-Royce Holdings PLC	0	991	991
GBP	33,033	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Rotork PLC	0	888	888
GBP	12,769	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	SSE PLC	0	755	755
GBP	76,147	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Spectris PLC	0	715	715
GBP	27,066	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	SSE PLC	0	674	674
GBP	4,194	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Next PLC	0	617	617
GBP	81,579	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	RS Group PLC	0	458	458
GBP	7,317	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Smiths Group PLC	0	453	453
GBP	20,717	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Anglo American PLC	0	441	441
GBP	18,611	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Hill & Smith PLC	0	402	402
GBP	14,028	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Rotork PLC	0	387	387

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
GBP	38,158	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Wise PLC	$0	$371	$371
GBP	54,015	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Rotork PLC	0	350	350
GBP	2,921	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Next PLC	0	328	328
GBP	13,384	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Savills PLC	0	308	308
GBP	11,056	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Hill & Smith PLC	0	239	239
GBP	7,990	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	RS Group PLC	0	124	124
GBP	29,421	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Prudential PLC	0	109	109
GBP	6,792	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Hill & Smith PLC	0	106	106
GBP	13,394	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	SSE PLC	0	104	104
GBP	2,352	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Antofagasta PLC	0	86	86
GBP	1,353	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Serco Group PLC	0	70	70
GBP	1,619	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	IMI PLC	0	54	54
GBP	16,019	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	NewRiver REIT PLC	0	52	52
GBP	3,614	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Unilever PLC	0	46	46
GBP	28,992	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	AstraZeneca PLC	0	44	44
GBP	3,887	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Imperial Brands PLC	0	28	28
GBP	7,545	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Imperial Brands PLC	0	18	18
HUF	332,681	05/20/2033	1M	GST	12 Month HUF BUBOR	OTP Bank Nyrt	0	15,922	15,922
HUF	36,897	05/15/2033	1M	MSI	12 Month HUF BUBOR	OTP Bank Nyrt	0	1,702	1,702
JPY	49,931	05/05/2028	1M	JPM	12 Month JPY TONA	Ibiden Co., Ltd.	0	24,260	24,260
JPY	452,087	05/15/2033	1M	MSI	12 Month JPY TONA	Nomura Holdings, Inc.	0	21,145	21,145
JPY	638,383	05/20/2033	1M	GST	12 Month JPY TONA	Tokyo Stock Exchange TOPIX Banks Index	0	20,556	20,556
JPY	232,695	05/15/2033	1M	MSI	12 Month JPY TONA	Fukuoka Financial Group, Inc.	0	17,058	17,058
JPY	51,040	05/20/2033	1M	GST	12 Month JPY TONA	Advantest Corp.	0	15,517	15,517
JPY	61,311	05/20/2033	1M	GST	12 Month JPY TONA	Fujikura Ltd.	0	13,777	13,777
JPY	74,535	05/15/2033	1M	MSI	12 Month JPY TONA	Tochigi Bank Ltd.	0	12,594	12,594
JPY	215,022	05/20/2033	1M	GST	12 Month JPY TONA	Mebuki Financial Group, Inc.	0	11,607	11,607

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
JPY	218,793	05/20/2033	1M	GST	12 Month JPY TONA	Hokuhoku Financial Group, Inc.	$0	$11,123	$11,123
JPY	40,298	05/20/2033	1M	GST	12 Month JPY TONA	Sumitomo Electric Industries Ltd.	0	9,460	9,460
JPY	89,140	05/20/2033	1M	GST	12 Month JPY TONA	Bank of Nagoya Ltd.	0	9,007	9,007
JPY	81,507	05/20/2033	1M	GST	12 Month JPY TONA	Tochigi Bank Ltd.	0	8,231	8,231
JPY	48,904	05/15/2033	1M	MSI	12 Month JPY TONA	Bank of Nagoya Ltd.	0	8,082	8,082
JPY	110,788	05/15/2033	1M	MSI	12 Month JPY TONA	Hachijuni Bank Ltd.	0	7,528	7,528
JPY	51,746	05/20/2033	1M	GST	12 Month JPY TONA	TDK Corp.	0	6,472	6,472
JPY	200,138	05/15/2033	1M	MSI	12 Month JPY TONA	Kyoto Financial Group, Inc.	0	6,043	6,043
JPY	31,059	05/20/2033	1M	GST	12 Month JPY TONA	Murata Manufacturing Co., Ltd.	0	5,297	5,297
JPY	21,711	05/05/2028	1M	JPM	12 Month JPY TONA	Yamaichi Electronics Co., Ltd.	0	4,514	4,514
JPY	37,041	05/20/2033	1M	GST	12 Month JPY TONA	Hoya Corp.	0	4,171	4,171
JPY	37,855	05/05/2028	1M	JPM	12 Month JPY TONA	Nitto Boseki Co., Ltd.	0	3,550	3,550
JPY	27,048	05/20/2033	1M	GST	12 Month JPY TONA	Kokusai Electric Corp.	0	3,111	3,111
JPY	48,046	05/15/2033	1M	MSI	12 Month JPY TONA	Kyushu Financial Group, Inc.	0	3,043	3,043
JPY	59,836	05/15/2033	1M	MSI	12 Month JPY TONA	Keiyo Bank Ltd.	0	2,823	2,823
JPY	55,952	05/15/2033	1M	MSI	12 Month JPY TONA	Tokyo Kiraboshi Financial Group, Inc.	0	2,763	2,763
JPY	14,852	05/05/2028	1M	JPM	12 Month JPY TONA	Osaka Gas Co., Ltd.	0	2,547	2,547
JPY	26,298	05/15/2033	1M	MSI	12 Month JPY TONA	Niterra Co., Ltd.	0	2,047	2,047
JPY	24,998	05/15/2033	1M	MSI	12 Month JPY TONA	Kansai Electric Power Co., Inc.	0	1,991	1,991
JPY	18,849	05/15/2033	1M	MSI	12 Month JPY TONA	Nichicon Corp.	0	1,787	1,787
JPY	14,936	05/15/2033	1M	MSI	12 Month JPY TONA	Murata Manufacturing Co., Ltd.	0	1,726	1,726
JPY	25,219	05/20/2033	1M	GST	12 Month JPY TONA	Shionogi & Co., Ltd.	0	1,626	1,626
JPY	96,305	05/20/2033	1M	GST	12 Month JPY TONA	Keiyo Bank Ltd.	0	1,501	1,501
JPY	22,183	05/15/2033	1M	MSI	12 Month JPY TONA	Ulvac, Inc.	0	1,099	1,099
JPY	18,410	05/05/2028	1M	JPM	12 Month JPY TONA	Keiyo Bank Ltd.	0	866	866
JPY	3,411	05/15/2033	1M	MSI	12 Month JPY TONA	TDK Corp.	0	679	679
JPY	40,669	05/20/2033	1M	GST	12 Month JPY TONA	TOPPAN Holdings, Inc.	0	620	620
JPY	1,411	05/15/2033	1M	MSI	12 Month JPY TONA	Yamaichi Electronics Co., Ltd.	0	376	376
JPY	1,875	05/20/2033	1M	GST	12 Month JPY TONA	Yamaichi Electronics Co., Ltd.	0	363	363
JPY	6,586	05/20/2033	1M	GST	12 Month JPY TONA	Nichicon Corp.	0	276	276
JPY	3,482	05/15/2033	1M	MSI	12 Month JPY TONA	Shiga Bank Ltd.	0	160	160
JPY	9,316	05/20/2033	1M	GST	12 Month JPY TONA	Ulvac, Inc.	0	141	141
JPY	229	05/15/2033	1M	MSI	12 Month JPY TONA	Advantest Corp.	0	73	73
JPY	746	05/15/2033	1M	MSI	12 Month JPY TONA	Sony Group Corp.	0	62	62
PLN	12,488	05/15/2033	1M	MSI	12 Month PLN WIBOR WIBO	KGHM Polska Miedz SA	0	248	248
SEK	79,187	05/05/2028	1M	JPM	12 Month SEK STIBOR	Assa Abloy AB	0	5,736	5,736
SEK	45,102	05/20/2033	1M	GST	12 Month SEK STIBOR	Trelleborg AB	0	3,601	3,601
SEK	12,700	05/05/2028	1M	JPM	12 Month SEK STIBOR	Sandvik AB	0	776	776
SEK	50,564	05/05/2028	1M	JPM	12 Month SEK STIBOR	Alfa Laval AB	0	302	302

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
SEK	3,133	05/15/2033	1M	MSI	12 Month SEK STIBOR	Assa Abloy AB	$0	$198	$198
SEK	25,037	05/15/2033	1M	MSI	12 Month SEK STIBOR	Sandvik AB	0	149	149
SEK	1,969	05/20/2033	1M	GST	12 Month SEK STIBOR	Assa Abloy AB	0	89	89
SEK	112	05/15/2033	1M	MSI	12 Month SEK STIBOR	Trelleborg AB	0	13	13
CAD	759,514	05/15/2033	1M	MSI	6 Month CAD CORRA	Bank of Nova Scotia	0	11,760	11,760
CAD	276,720	05/15/2033	1M	MSI	6 Month CAD CORRA	iA Financial Corp., Inc.	0	9,994	9,994
CAD	127,002	05/05/2028	1M	JPM	6 Month CAD CORRA	Peyto Exploration & Development Corp.	0	7,740	7,740
CAD	81,239	05/15/2033	1M	MSI	6 Month CAD CORRA	Kelt Exploration Ltd.	0	4,644	4,644
CAD	96,486	05/15/2033	1M	MSI	6 Month CAD CORRA	Aecon Group, Inc.	0	3,790	3,790
CAD	44,627	05/15/2033	1M	MSI	6 Month CAD CORRA	Athabasca Oil Corp.	0	3,423	3,423
CAD	63,302	05/15/2033	1M	MSI	6 Month CAD CORRA	Headwater Exploration, Inc.	0	2,075	2,075
CAD	67,419	05/15/2033	1M	MSI	6 Month CAD CORRA	ARC Resources Ltd.	0	1,467	1,467
CAD	16,725	05/20/2033	1M	GST	6 Month CAD CORRA	TransAlta Corp.	0	800	800
CAD	697	05/15/2033	1M	MSI	6 Month CAD CORRA	Lunr Royalties Corp.	0	716	716
CAD	6,759	05/15/2033	1M	MSI	6 Month CAD CORRA	Solaris Resources, Inc.	0	686	686
CAD	27,345	05/20/2033	1M	GST	6 Month CAD CORRA	Bank of Nova Scotia	0	646	646
CAD	17,595	05/20/2033	1M	GST	6 Month CAD CORRA	Lundin Mining Corp.	0	539	539
CAD	18,508	05/20/2033	1M	GST	6 Month CAD CORRA	Tamarack Valley Energy Ltd.	0	434	434
CAD	18,746	05/15/2033	1M	MSI	6 Month CAD CORRA	Lundin Mining Corp.	0	201	201
CAD	179	05/20/2033	1M	GST	6 Month CAD CORRA	Lunr Royalties Corp.	0	184	184
CAD	29,007	05/20/2033	1M	GST	6 Month CAD CORRA	Advantage Energy Ltd.	0	52	52
SGD	101,181	05/15/2033	1M	MSI	6 Month SGD SOR Telerate	Oversea-Chinese Banking Corp. Ltd.	0	1,183	1,183
USD	(2,849)	05/20/2033	1M	GST	Abbott Laboratories	1 day USD OBFR	0	117	117
USD	(12,474)	05/20/2033	1M	GST	Alerian MLP ETF	1 day USD OBFR	0	21	21
USD	(161,078)	05/15/2033	1M	MSI	Alinma Bank	1 day USD OBFR	0	2,431	2,431
USD	(10,321)	05/15/2033	1M	MSI	Alliant Energy Corp.	1 day USD OBFR	0	87	87
USD	(8,294)	05/20/2033	1M	GST	Alliant Energy Corp.	1 day USD OBFR	0	80	80
USD	(79,567)	05/15/2033	1M	MSI	Allstate Corp.	1 day USD OBFR	0	3,533	3,533
USD	(213,169)	05/20/2033	1M	GST	Allstate Corp.	1 day USD OBFR	0	2,497	2,497
EUR	(34,618)	05/05/2028	1M	JPM	Alstom SA	12 Month EUR STR	0	1,028	1,028
EUR	(17,341)	05/15/2033	1M	MSI	Alstom SA	12 Month EUR STR	0	406	406
EUR	(16,922)	05/20/2033	1M	GST	Alstom SA	12 Month EUR STR	0	72	72
EUR	(25,494)	05/20/2033	1M	GST	Amadeus IT Group SA	12 Month EUR STR	0	497	497
EUR	(2,451)	05/05/2028	1M	JPM	Amadeus IT Group SA	12 Month EUR STR	0	57	57
EUR	(3,972)	05/15/2033	1M	MSI	Amadeus IT Group SA	12 Month EUR STR	0	36	36
DKK	(68,322)	05/20/2033	1M	GST	Ambu AS	1 Month DKK CIBOR	0	2,929	2,929
DKK	(37,047)	05/05/2028	1M	JPM	Ambu AS	1 Month DKK CIBOR	0	1,987	1,987
USD	(110,692)	05/15/2033	1M	MSI	Ameriprise Financial, Inc.	1 day USD OBFR	0	6,555	6,555
USD	(95,954)	05/20/2033	1M	GST	Ameriprise Financial, Inc.	1 day USD OBFR	0	4,042	4,042
USD	(1,941)	05/05/2028	1M	JPM	Amplitude, Inc.	1 day USD OBFR	0	42	42
USD	(21,175)	05/20/2033	1M	GST	Analog Devices, Inc.	1 day USD OBFR	0	1,040	1,040
USD	(29,585)	05/05/2028	1M	JPM	Analog Devices, Inc.	1 day USD OBFR	0	1,021	1,021
USD	(5,716)	05/15/2033	1M	MSI	Analog Devices, Inc.	1 day USD OBFR	0	96	96
EUR	(125)	05/20/2033	1M	GST	Anheuser-Busch InBev SA	12 Month EUR STR	0	2	2

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
JPY	(27,929)	05/05/2028	1M	JPM	Aozora Bank Ltd.	12 Month JPY TONA	$0	$1,129	$1,129
JPY	(47,454)	05/15/2033	1M	MSI	Aozora Bank Ltd.	12 Month JPY TONA	0	549	549
JPY	(47,130)	05/20/2033	1M	GST	Aozora Bank Ltd.	12 Month JPY TONA	0	76	76
USD	(104,535)	05/15/2033	1M	MSI	APA Corp.	1 day USD OBFR	0	940	940
USD	(283,086)	05/15/2033	1M	MSI	Apollo Global Management, Inc.	1 day USD OBFR	0	4,755	4,755
USD	(93,885)	05/05/2028	1M	JPM	Apollo Global Management, Inc.	1 day USD OBFR	0	1,771	1,771
USD	(134,955)	05/20/2033	1M	GST	Apollo Global Management, Inc.	1 day USD OBFR	0	949	949
JPY	(1,200)	05/05/2028	1M	JPM	Appier Group, Inc.	12 Month JPY TONA	0	170	170
EUR	(2,552)	05/20/2033	1M	GST	Argenx SE	12 Month EUR STR	0	71	71
USD	(44,561)	05/15/2033	1M	MSI	ARK Innovation ETF	1 day USD OBFR	0	170	170
USD	(56,187)	05/20/2033	1M	GST	AT&T, Inc.	1 day USD OBFR	0	2,257	2,257
SEK	(39,601)	05/05/2028	1M	JPM	Atlas Copco AB	12 Month SEK STIBOR	0	952	952
USD	(3,881)	05/05/2028	1M	JPM	Autodesk, Inc.	1 day USD OBFR	0	265	265
USD	(3,969)	05/20/2033	1M	GST	AutoZone, Inc.	1 day USD OBFR	0	294	294
SEK	(46,721)	05/15/2033	1M	MSI	Avanza Bank Holding AB	12 Month SEK STIBOR	0	875	875
SEK	(278)	05/20/2033	1M	GST	Avanza Bank Holding AB	12 Month SEK STIBOR	0	4	4
USD	(2,195)	05/05/2028	1M	JPM	AvePoint, Inc.	1 day USD OBFR	0	168	168
USD	(34,212)	05/20/2033	1M	GST	Avista Corp.	1 day USD OBFR	0	842	842
USD	(18,904)	05/15/2033	1M	MSI	Avista Corp.	1 day USD OBFR	0	31	31
EUR	(452,032)	05/15/2033	1M	MSI	AXA SA	12 Month EUR STR	0	20,649	20,649
EUR	(546,530)	05/05/2028	1M	JPM	AXA SA	12 Month EUR STR	0	19,299	19,299
USD	(14,847)	05/20/2033	1M	GST	Axcelis Technologies, Inc.	1 day USD OBFR	0	765	765
SEK	(37,359)	05/20/2033	1M	GST	Axfood AB	12 Month SEK STIBOR	0	2,861	2,861
HKD	(3,821)	05/15/2033	1M	MSI	Baidu, Inc.	1 day HKD HONIA	0	84	84
CHF	(6,556)	05/15/2033	1M	MSI	Banque Cantonale Vaudoise	12 Month CHF SARON	0	9	9
USD	(35,051)	05/15/2033	1M	MSI	Banque Saudi Fransi	1 day USD OBFR	0	1,783	1,783
USD	(22,459)	05/20/2033	1M	GST	Banque Saudi Fransi	1 day USD OBFR	0	936	936
EUR	(51,966)	05/20/2033	1M	GST	Basic-Fit NV	12 Month EUR STR	0	4,366	4,366
JPY	(946)	05/05/2028	1M	JPM	BayCurrent, Inc.	12 Month JPY TONA	0	195	195
SEK	(37,130)	05/20/2033	1M	GST	Beijer Ref AB	12 Month SEK STIBOR	0	398	398
USD	(174,539)	05/20/2033	1M	GST	BGC Group, Inc.	1 day USD OBFR	0	1,327	1,327
USD	(15,563)	05/20/2033	1M	GST	Blackstone, Inc.	1 day USD OBFR	0	1,339	1,339
USD	(281,224)	05/20/2033	1M	GST	Blue Owl Capital, Inc.	1 day USD OBFR	0	14,711	14,711
USD	(255,614)	05/05/2028	1M	JPM	Blue Owl Capital, Inc.	1 day USD OBFR	0	11,605	11,605
USD	(47,285)	05/15/2033	1M	MSI	Blue Owl Capital, Inc.	1 day USD OBFR	0	3,729	3,729
EUR	(206,159)	05/15/2033	1M	MSI	BNP Paribas SA	12 Month EUR STR	0	2,022	2,022
EUR	(538,382)	05/20/2033	1M	GST	BNP Paribas SA	12 Month EUR STR	0	1,543	1,543
EUR	(179,323)	05/05/2028	1M	JPM	BNP Paribas SA	12 Month EUR STR	0	1,347	1,347
SEK	(35,915)	05/05/2028	1M	JPM	BoneSupport Holding AB	12 Month SEK STIBOR	0	8,702	8,702
SEK	(163)	05/20/2033	1M	GST	BoneSupport Holding AB	12 Month SEK STIBOR	0	22	22
USD	(87,328)	05/15/2033	1M	MSI	Booking Holdings, Inc.	1 day USD OBFR	0	1,006	1,006
USD	(86,352)	05/20/2033	1M	GST	Booking Holdings, Inc.	1 day USD OBFR	0	30	30

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(161,476)	05/20/2033	1M	GST	Broadridge Financial Solutions, Inc.	1 day USD OBFR	$0	$7,196	$7,196
CAD	(12,996)	05/15/2033	1M	MSI	Brookfield Asset Management Ltd.	6 Month CAD CORRA	0	513	513
USD	(777,959)	05/15/2033	1M	MSI	Brookfield Asset Management Ltd.	1 day USD OBFR	0	29,876	29,876
USD	(546)	05/20/2033	1M	GST	Brookfield Asset Management Ltd.	1 day USD OBFR	0	5	5
EUR	(36,337)	05/20/2033	1M	GST	Brunello Cucinelli SpA	12 Month EUR STR	0	971	971
EUR	(18,692)	05/05/2028	1M	JPM	Brunello Cucinelli SpA	12 Month EUR STR	0	598	598
EUR	(23,575)	05/15/2033	1M	MSI	Brunello Cucinelli SpA	12 Month EUR STR	0	571	571
GBP	(61,109)	05/20/2033	1M	GST	BT Group PLC	12 Month GBP WMBA SONIA Compound	0	65	65
HKD	(8,060)	05/15/2033	1M	MSI	BYD Co., Ltd.	1 day HKD HONIA	0	576	576
HKD	(5,667)	05/05/2028	1M	JPM	BYD Co., Ltd.	1 day HKD HONIA	0	381	381
JPY	(1,382)	05/05/2028	1M	JPM	Canon Electronics, Inc.	12 Month JPY TONA	0	60	60
JPY	(12,180)	05/20/2033	1M	GST	Canon, Inc.	12 Month JPY TONA	0	233	233
USD	(370,932)	05/20/2033	1M	GST	Capital One Financial Corp.	1 day USD OBFR	0	2,449	2,449
USD	(205,239)	05/15/2033	1M	MSI	Capital One Financial Corp.	1 day USD OBFR	0	1,968	1,968
USD	(104,993)	05/05/2028	1M	JPM	Capital One Financial Corp.	1 day USD OBFR	0	498	498
USD	(383,141)	05/05/2028	1M	JPM	Carlyle Group, Inc.	1 day USD OBFR	0	60,661	60,661
USD	(488,172)	05/20/2033	1M	GST	Carlyle Group, Inc.	1 day USD OBFR	0	31,433	31,433
USD	(81,437)	05/15/2033	1M	MSI	Carlyle Group, Inc.	1 day USD OBFR	0	8,336	8,336
USD	(2,367)	05/20/2033	1M	GST	Carnival Corp.	1 day USD OBFR	0	2	2
EUR	(16,163)	05/20/2033	1M	GST	Carrefour SA	12 Month EUR STR	0	397	397
USD	(2,218)	05/05/2028	1M	JPM	Carvana Co.	1 day USD OBFR	0	378	378
SEK	(22,180)	05/20/2033	1M	GST	Castellum AB	12 Month SEK STIBOR	0	764	764
PLN	(38,066)	05/20/2033	1M	GST	CCC SA	12 Month PLN WIBOR WIBO	0	448	448
USD	(14,262)	05/20/2033	1M	GST	CEVA, Inc.	1 day USD OBFR	0	222	222
USD	(9,316)	05/20/2033	1M	GST	CGI, Inc.	1 day USD OBFR	0	7	7
USD	43,796	05/15/2033	1M	MSI	Chevron Corp.	1 day USD OBFR	0	681	681
USD	(1,832)	05/05/2028	1M	JPM	Chipotle Mexican Grill, Inc.	1 day USD OBFR	0	437	437
HKD	(2,906)	05/15/2033	1M	MSI	Chow Tai Fook Jewellery Group Ltd.	1 day HKD HONIA	0	19	19
USD	(2,455)	05/20/2033	1M	GST	Cigna Group	1 day USD OBFR	0	499	499
USD	(2,624)	05/15/2033	1M	MSI	Cintas Corp.	1 day USD OBFR	0	59	59
USD	(34,070)	05/05/2028	1M	JPM	Civitas Resources, Inc.	1 day USD OBFR	0	5,442	5,442
USD	(314,721)	05/20/2033	1M	GST	CME Group, Inc.	1 day USD OBFR	0	2,505	2,505
USD	(99,752)	05/15/2033	1M	MSI	CME Group, Inc.	1 day USD OBFR	0	990	990
USD	(44,282)	05/15/2033	1M	MSI	CMS Energy Corp.	1 day USD OBFR	0	1,035	1,035
USD	(1,890)	05/20/2033	1M	GST	Colgate-Palmolive Co.	1 day USD OBFR	0	28	28
USD	(98,255)	05/05/2028	1M	JPM	Commercial Bank PSQC	1 day USD OBFR	0	4,736	4,736
USD	(33,499)	05/15/2033	1M	MSI	Commercial Bank PSQC	1 day USD OBFR	0	1,267	1,267
AUD	(9,220)	05/20/2033	1M	GST	Commonwealth Bank of Australia	1 day AUD AONIA	0	80	80

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(2,317)	05/05/2028	1M	JPM	Commvault Systems, Inc.	1 day USD OBFR	$0	$507	$507
GBP	(3,146)	05/20/2033	1M	GST	Compass Group PLC	12 Month GBP WMBA SONIA Compound	0	34	34
USD	(7,696)	05/05/2028	1M	JPM	Comstock Resources, Inc.	1 day USD OBFR	0	909	909
USD	(24,641)	05/15/2033	1M	MSI	Constellation Energy Corp.	1 day USD OBFR	0	1,644	1,644
CAD	(16,969)	05/15/2033	1M	MSI	Constellation Software, Inc.	6 Month CAD CORRA	0	1,196	1,196
EUR	(44,517)	05/15/2033	1M	MSI	Corp. ACCIONA Energias Renovables SA	12 Month EUR STR	0	625	625
USD	(175,349)	05/20/2033	1M	GST	Corpay, Inc.	1 day USD OBFR	0	15,754	15,754
USD	(272,408)	05/20/2033	1M	GST	Costco Wholesale Corp.	1 day USD OBFR	0	6,798	6,798
USD	(28,650)	05/15/2033	1M	MSI	Costco Wholesale Corp.	1 day USD OBFR	0	1,267	1,267
EUR	(28,408)	05/15/2033	1M	MSI	CVC Capital Partners PLC	12 Month EUR STR	0	975	975
EUR	(6,253)	05/05/2028	1M	JPM	CVC Capital Partners PLC	12 Month EUR STR	0	449	449
EUR	(15,684)	05/20/2033	1M	GST	CVC Capital Partners PLC	12 Month EUR STR	0	159	159
EUR	(28,680)	05/05/2028	1M	JPM	Daimler Truck Holding AG	12 Month EUR STR	0	413	413
EUR	(12,819)	05/20/2033	1M	GST	Daimler Truck Holding AG	12 Month EUR STR	0	12	12
USD	(48,906)	05/15/2033	1M	MSI	Darden Restaurants, Inc.	1 day USD OBFR	0	1,706	1,706
USD	(96,463)	05/15/2033	1M	MSI	Deckers Outdoor Corp.	1 day USD OBFR	0	5,998	5,998
EUR	(22,444)	05/05/2028	1M	JPM	Delivery Hero SE	12 Month EUR STR	0	2,672	2,672
EUR	(37,511)	05/15/2033	1M	MSI	Delivery Hero SE	12 Month EUR STR	0	1,752	1,752
EUR	(1,883)	05/20/2033	1M	GST	Delivery Hero SE	12 Month EUR STR	0	110	110
USD	(2,447)	05/05/2028	1M	JPM	Delta Air Lines, Inc.	1 day USD OBFR	0	29	29
JPY	(1,400)	05/05/2028	1M	JPM	Denso Corp.	12 Month JPY TONA	0	44	44
EUR	(76,929)	05/20/2033	1M	GST	Deutsche Post AG	12 Month EUR STR	0	159	159
GBP	(2,337)	05/20/2033	1M	GST	Diageo PLC	12 Month GBP WMBA SONIA Compound	0	46	46
PLN	(49,073)	05/20/2033	1M	GST	Dino Polska SA	12 Month PLN WIBOR WIBO	0	1,414	1,414
PLN	(3,520)	05/15/2033	1M	MSI	Dino Polska SA	12 Month PLN WIBOR WIBO	0	27	27
JPY	(25,653)	05/20/2033	1M	GST	Disco Corp.	12 Month JPY TONA	0	1,065	1,065
JPY	(720)	05/05/2028	1M	JPM	Disco Corp.	12 Month JPY TONA	0	34	34
JPY	(692)	05/15/2033	1M	MSI	Disco Corp.	12 Month JPY TONA	0	14	14
JPY	(1,143)	05/05/2028	1M	JPM	DMG Mori Co., Ltd.	12 Month JPY TONA	0	254	254
NOK	(104,264)	05/15/2033	1M	MSI	DNB Bank ASA	1 Month NOK NIBOR	0	213	213
USD	(140,318)	05/15/2033	1M	MSI	Dollar General Corp.	1 day USD OBFR	0	1,997	1,997
USD	(68,285)	05/15/2033	1M	MSI	Dollar Tree, Inc.	1 day USD OBFR	0	388	388
USD	(83,326)	05/20/2033	1M	GST	DoorDash, Inc.	1 day USD OBFR	0	3,454	3,454
USD	(40,118)	05/05/2028	1M	JPM	DTE Energy Co.	1 day USD OBFR	0	1,760	1,760
USD	(14,816)	05/15/2033	1M	MSI	DTE Energy Co.	1 day USD OBFR	0	720	720
USD	(18,025)	05/15/2033	1M	MSI	Dubai Islamic Bank PJSC	1 day USD OBFR	0	144	144
USD	(4,093)	05/15/2033	1M	MSI	Duolingo, Inc.	1 day USD OBFR	0	845	845
USD	(3,127)	05/20/2033	1M	GST	Duolingo, Inc.	1 day USD OBFR	0	421	421
USD	(641)	05/05/2028	1M	JPM	Duolingo, Inc.	1 day USD OBFR	0	99	99
USD	(2,583)	05/20/2033	1M	GST	eBay, Inc.	1 day USD OBFR	0	387	387
EUR	(29,604)	05/05/2028	1M	JPM	EDP Renovaveis SA	12 Month EUR STR	0	225	225

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(2,124)	05/20/2033	1M	GST	Elevance Health, Inc.	1 day USD OBFR	$0	$221	$221
CHF	(29,166)	05/20/2033	1M	GST	Emmi AG	12 Month CHF SARON	0	1,146	1,146
CAD	(44,408)	05/15/2033	1M	MSI	Enbridge, Inc.	6 Month CAD CORRA	0	991	991
CAD	(29,265)	05/20/2033	1M	GST	Enbridge, Inc.	6 Month CAD CORRA	0	372	372
USD	(176,209)	05/15/2033	1M	MSI	Energy Transfer LP	1 day USD OBFR	0	790	790
USD	(17,947)	05/05/2028	1M	JPM	Entegris, Inc.	1 day USD OBFR	0	1,538	1,538
USD	(14,231)	05/15/2033	1M	MSI	EOG Resources, Inc.	1 day USD OBFR	0	365	365
USD	(8,831)	05/20/2033	1M	GST	EOG Resources, Inc.	1 day USD OBFR	0	46	46
SEK	(19,055)	05/15/2033	1M	MSI	EQT AB	12 Month SEK STIBOR	0	529	529
USD	(169,704)	05/15/2033	1M	MSI	Equifax, Inc.	1 day USD OBFR	0	13,701	13,701
USD	(79,521)	05/20/2033	1M	GST	Equifax, Inc.	1 day USD OBFR	0	7,113	7,113
USD	(51,378)	05/05/2028	1M	JPM	Equifax, Inc.	1 day USD OBFR	0	4,091	4,091
USD	(18,698)	05/05/2028	1M	JPM	Equinor ASA	1 day USD OBFR	0	1,039	1,039
USD	(2,854)	05/20/2033	1M	GST	Etsy, Inc.	1 day USD OBFR	0	374	374
EUR	(51,834)	05/05/2028	1M	JPM	Eurofins Scientific SE	12 Month EUR STR	0	750	750
EUR	(216)	05/15/2033	1M	MSI	Eurofins Scientific SE	12 Month EUR STR	0	2	2
USD	(16,682)	05/20/2033	1M	GST	Euronet Worldwide, Inc.	1 day USD OBFR	0	2,193	2,193
USD	(2,374)	05/05/2028	1M	JPM	Euronet Worldwide, Inc.	1 day USD OBFR	0	326	326
USD	(257)	05/15/2033	1M	MSI	Euronet Worldwide, Inc.	1 day USD OBFR	0	29	29
USD	(16,198)	05/15/2033	1M	MSI	Evolv Technologies Holdings, Inc.	1 day USD OBFR	0	1,020	1,020
USD	(24,263)	05/20/2033	1M	GST	ExlService Holdings, Inc.	1 day USD OBFR	0	960	960
USD	(9,059)	05/15/2033	1M	MSI	ExlService Holdings, Inc.	1 day USD OBFR	0	300	300
USD	(936)	05/05/2028	1M	JPM	ExlService Holdings, Inc.	1 day USD OBFR	0	76	76
USD	(2,076)	05/20/2033	1M	GST	F5, Inc.	1 day USD OBFR	0	304	304
USD	(178,602)	05/20/2033	1M	GST	FactSet Research Systems, Inc.	1 day USD OBFR	0	14,520	14,520
USD	(62,753)	05/15/2033	1M	MSI	FactSet Research Systems, Inc.	1 day USD OBFR	0	3,790	3,790
SEK	(19,673)	05/20/2033	1M	GST	Fastighets AB Balder	12 Month SEK STIBOR	0	701	701
SEK	(10,494)	05/15/2033	1M	MSI	Fastighets AB Balder	12 Month SEK STIBOR	0	366	366
USD	(54,314)	05/20/2033	1M	GST	FirstEnergy Corp.	1 day USD OBFR	0	1,610	1,610
USD	(47,420)	05/15/2033	1M	MSI	FirstEnergy Corp.	1 day USD OBFR	0	1,040	1,040
USD	(51,424)	05/05/2028	1M	JPM	FirstEnergy Corp.	1 day USD OBFR	0	599	599
USD	(33,766)	05/20/2033	1M	GST	Fiserv, Inc.	1 day USD OBFR	0	15,626	15,626
USD	(19,862)	05/15/2033	1M	MSI	Fiserv, Inc.	1 day USD OBFR	0	8,925	8,925
USD	(1,376)	05/05/2028	1M	JPM	Fiserv, Inc.	1 day USD OBFR	0	642	642
USD	(2,378)	05/20/2033	1M	GST	Floor & Decor Holdings, Inc.	1 day USD OBFR	0	316	316
USD	(61,079)	05/15/2033	1M	MSI	Flutter Entertainment PLC	1 day USD OBFR	0	2,699	2,699
USD	(3,460)	05/20/2033	1M	GST	Freeport-McMoRan, Inc.	1 day USD OBFR	0	28	28
EUR	(28,649)	05/05/2028	1M	JPM	Fugro NV	12 Month EUR STR	0	1,567	1,567
EUR	(4,162)	05/15/2033	1M	MSI	Fugro NV	12 Month EUR STR	0	73	73
JPY	(1,532)	05/05/2028	1M	JPM	FUJIFILM Holdings Corp.	12 Month JPY TONA	0	36	36
USD	(4,090)	05/05/2028	1M	JPM	Gambling.com Group Ltd.	1 day USD OBFR	0	525	525
GBP	(14,959)	05/20/2033	1M	GST	Gamma Communications PLC	12 Month GBP WMBA SONIA Compound	0	86	86
USD	(3,564)	05/20/2033	1M	GST	GE Vernova, Inc.	1 day USD OBFR	0	28	28
CHF	(67,585)	05/05/2028	1M	JPM	Geberit AG	12 Month CHF SARON	0	1,865	1,865

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	(22,346)	05/20/2033	1M	GST	Gecina SA	12 Month EUR STR	$0	$546	$546
EUR	(8,486)	05/05/2028	1M	JPM	Gecina SA	12 Month EUR STR	0	172	172
HKD	(2,111)	05/15/2033	1M	MSI	Geely Automobile Holdings Ltd.	1 day HKD HONIA	0	84	84
USD	(30,430)	05/15/2033	1M	MSI	Generac Holdings, Inc.	1 day USD OBFR	0	1,698	1,698
USD	(10,682)	05/20/2033	1M	GST	Genpact Ltd.	1 day USD OBFR	0	458	458
USD	(534)	05/05/2028	1M	JPM	Genpact Ltd.	1 day USD OBFR	0	38	38
CHF	(18,371)	05/20/2033	1M	GST	Georg Fischer AG	12 Month CHF SARON	0	447	447
USD	(3,447)	05/20/2033	1M	GST	Gilead Sciences, Inc.	1 day USD OBFR	0	93	93
CHF	(55,608)	05/05/2028	1M	JPM	Givaudan SA	12 Month CHF SARON	0	1,511	1,511
USD	(173,953)	05/20/2033	1M	GST	Global Payments, Inc.	1 day USD OBFR	0	18,511	18,511
GBP	(51,544)	05/15/2033	1M	MSI	Grainger PLC	12 Month GBP WMBA SONIA Compound	0	1,545	1,545
GBP	(30,688)	05/20/2033	1M	GST	Grainger PLC	12 Month GBP WMBA SONIA Compound	0	765	765
GBP	(9,703)	05/05/2028	1M	JPM	Grainger PLC	12 Month GBP WMBA SONIA Compound	0	156	156
GBP	(31,132)	05/20/2033	1M	GST	Great Portland Estates PLC	12 Month GBP WMBA SONIA Compound	0	787	787
GBP	(26,130)	05/20/2033	1M	GST	Greggs PLC	12 Month GBP WMBA SONIA Compound	0	458	458
GBP	(7,506)	05/05/2028	1M	JPM	Greggs PLC	12 Month GBP WMBA SONIA Compound	0	232	232
GBP	(10,565)	05/15/2033	1M	MSI	Greggs PLC	12 Month GBP WMBA SONIA Compound	0	92	92
EUR	(34,353)	05/15/2033	1M	MSI	Grenke AG	12 Month EUR STR	0	1,641	1,641
EUR	(21,949)	05/20/2033	1M	GST	Grenke AG	12 Month EUR STR	0	1,255	1,255
EUR	(37,601)	05/05/2028	1M	JPM	Grifols SA	12 Month EUR STR	0	2,185	2,185
EUR	(2,120)	05/15/2033	1M	MSI	Grifols SA	12 Month EUR STR	0	122	122
USD	(2,540)	05/20/2033	1M	GST	Guidewire Software, Inc.	1 day USD OBFR	0	203	203
EUR	(160,945)	05/20/2033	1M	GST	Hannover Rueck SE	12 Month EUR STR	0	3,198	3,198
EUR	(102,863)	05/15/2033	1M	MSI	Hannover Rueck SE	12 Month EUR STR	0	2,222	2,222
JPY	(1,276)	05/05/2028	1M	JPM	Harmonic Drive Systems, Inc.	12 Month JPY TONA	0	33	33
SEK	(39,507)	05/20/2033	1M	GST	Hemnet Group AB	12 Month SEK STIBOR	0	1,905	1,905
SEK	(3,512)	05/15/2033	1M	MSI	Hemnet Group AB	12 Month SEK STIBOR	0	231	231
SEK	(2,321)	05/05/2028	1M	JPM	Hemnet Group AB	12 Month SEK STIBOR	0	164	164
EUR	(43,943)	05/20/2033	1M	GST	Hermes International SCA	12 Month EUR STR	0	1,459	1,459
EUR	(5,056)	05/15/2033	1M	MSI	Hermes International SCA	12 Month EUR STR	0	72	72
USD	(41,893)	05/20/2033	1M	GST	HF Sinclair Corp.	1 day USD OBFR	0	820	820
USD	(66,482)	05/15/2033	1M	MSI	HF Sinclair Corp.	1 day USD OBFR	0	537	537
USD	(8,188)	05/05/2028	1M	JPM	HF Sinclair Corp.	1 day USD OBFR	0	86	86
USD	(3,382)	05/05/2028	1M	JPM	Hilton Worldwide Holdings, Inc.	1 day USD OBFR	0	42	42
USD	(11,116)	05/05/2028	1M	JPM	Hims & Hers Health, Inc.	1 day USD OBFR	0	1,888	1,888
USD	(10,889)	05/20/2033	1M	GST	Home Depot, Inc.	1 day USD OBFR	0	260	260

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
HKD	(1,981)	05/15/2033	1M	MSI	Hong Kong Exchanges & Clearing Ltd.	1 day HKD HONIA	$0	$18	$18
GBP	(105,413)	05/15/2033	1M	MSI	HSBC Holdings PLC	12 Month GBP WMBA SONIA Compound	0	153	153
HKD	(5,366)	05/15/2033	1M	MSI	Hua Hong Semiconductor Ltd.	1 day HKD HONIA	0	65	65
SEK	(37,875)	05/20/2033	1M	GST	Hufvudstaden AB	12 Month SEK STIBOR	0	815	815
USD	(2,810)	05/20/2033	1M	GST	Hyatt Hotels Corp.	1 day USD OBFR	0	199	199
USD	(738)	05/05/2028	1M	JPM	Hyatt Hotels Corp.	1 day USD OBFR	0	51	51
EUR	(38,579)	05/20/2033	1M	GST	ICADE	12 Month EUR STR	0	1,553	1,553
EUR	(2,701)	05/15/2033	1M	MSI	ICADE	12 Month EUR STR	0	71	71
GBP	(4,236)	05/05/2028	1M	JPM	ICG PLC	12 Month GBP WMBA SONIA Compound	0	648	648
USD	(5,245)	05/15/2033	1M	MSI	Infinity Natural Resources, Inc.	1 day USD OBFR	0	401	401
USD	(5,844)	05/20/2033	1M	GST	Infinity Natural Resources, Inc.	1 day USD OBFR	0	253	253
CAD	(187,845)	05/15/2033	1M	MSI	Intact Financial Corp.	6 Month CAD CORRA	0	735	735
GBP	(11,041)	05/20/2033	1M	GST	InterContinental Hotels Group PLC	12 Month GBP WMBA SONIA Compound	0	132	132
EUR	(8,383)	05/20/2033	1M	GST	Intercos SpA	12 Month EUR STR	0	369	369
GBP	(43,591)	05/20/2033	1M	GST	Intermediate Capital Group PLC	12 Month GBP WMBA SONIA Compound	0	128	128
USD	(56,958)	05/05/2028	1M	JPM	Intuit, Inc.	1 day USD OBFR	0	216	216
USD	(8,373)	05/05/2028	1M	JPM	IonQ, Inc.	1 day USD OBFR	0	1,761	1,761
JPY	(1,261)	05/05/2028	1M	JPM	Isetan Mitsukoshi Holdings Ltd.	12 Month JPY TONA	0	122	122
USD	(339,564)	05/15/2033	1M	MSI	iShares MSCI USA Momentum Factor ETF	1 day USD OBFR	0	516	516
USD	(16,127)	05/20/2033	1M	GST	Jack Henry & Associates, Inc.	1 day USD OBFR	0	638	638
JPY	(1,096)	05/05/2028	1M	JPM	Japan Aviation Electronics Industry Ltd.	12 Month JPY TONA	0	128	128
JPY	(1,338)	05/05/2028	1M	JPM	Japan Material Co., Ltd.	12 Month JPY TONA	0	2	2
GBP	(10,827)	05/05/2028	1M	JPM	JD Sports Fashion PLC	12 Month GBP WMBA SONIA Compound	0	574	574
GBP	(26,672)	05/20/2033	1M	GST	JD Sports Fashion PLC	12 Month GBP WMBA SONIA Compound	0	504	504
GBP	(20,986)	05/15/2033	1M	MSI	JD Sports Fashion PLC	12 Month GBP WMBA SONIA Compound	0	302	302
HKD	(47,530)	05/05/2028	1M	JPM	JD.com, Inc.	1 day HKD HONIA	0	3,330	3,330
JPY	(734)	05/05/2028	1M	JPM	JINS Holdings, Inc.	12 Month JPY TONA	0	64	64
SEK	(9,461)	05/20/2033	1M	GST	JM AB	12 Month SEK STIBOR	0	1,011	1,011
USD	(4,258)	05/05/2028	1M	JPM	Kanzhun Ltd.	1 day USD OBFR	0	380	380
EUR	(54,865)	05/05/2028	1M	JPM	Kering SA	12 Month EUR STR	0	546	546
EUR	(1,895)	05/20/2033	1M	GST	Kering SA	12 Month EUR STR	0	105	105
EUR	(18,498)	05/20/2033	1M	GST	Kesko OYJ	12 Month EUR STR	0	847	847
JPY	(14,701)	05/20/2033	1M	GST	Keyence Corp.	12 Month JPY TONA	0	998	998
USD	(133,131)	05/20/2033	1M	GST	Kinder Morgan, Inc.	1 day USD OBFR	0	5,246	5,246

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(66,027)	05/05/2028	1M	JPM	Kinder Morgan, Inc.	1 day USD OBFR	$0	$4,113	$4,113
USD	(43,182)	05/15/2033	1M	MSI	Kinder Morgan, Inc.	1 day USD OBFR	0	2,221	2,221
EUR	(33,107)	05/15/2033	1M	MSI	Kingspan Group PLC	12 Month EUR STR	0	2,609	2,609
USD	(1,726)	05/20/2033	1M	GST	Kinsus Interconnect Technology Corp.	1 day USD OBFR	0	170	170
JPY	(403)	05/05/2028	1M	JPM	Kitz Corp.	12 Month JPY TONA	0	3	3
USD	(12,011)	05/20/2033	1M	GST	KKR & Co., Inc.	1 day USD OBFR	0	178	178
USD	(186,514)	05/20/2033	1M	GST	KLA Corp.	1 day USD OBFR	0	368	368
EUR	(19,157)	05/15/2033	1M	MSI	Kojamo OYJ	12 Month EUR STR	0	253	253
EUR	(9,924)	05/05/2028	1M	JPM	Kojamo OYJ	12 Month EUR STR	0	32	32
EUR	(1,585)	05/20/2033	1M	GST	Kojamo OYJ	12 Month EUR STR	0	3	3
JPY	(1,346)	05/05/2028	1M	JPM	Konica Minolta, Inc.	12 Month JPY TONA	0	32	32
USD	(6,394)	05/05/2028	1M	JPM	Kopin Corp.	1 day USD OBFR	0	197	197
USD	(3,032)	05/05/2028	1M	JPM	Kyndryl Holdings, Inc.	1 day USD OBFR	0	169	169
CHF	(23,834)	05/05/2028	1M	JPM	Landis & Gyr Group AG	12 Month CHF SARON	0	1,908	1,908
USD	(20,754)	05/15/2033	1M	MSI	Largan Precision Co., Ltd.	1 day USD OBFR	0	138	138
USD	(1,299)	05/20/2033	1M	GST	Largan Precision Co., Ltd.	1 day USD OBFR	0	2	2
USD	(14,527)	05/05/2028	1M	JPM	Life360, Inc.	1 day USD OBFR	0	1,596	1,596
USD	(12,943)	05/05/2028	1M	JPM	Live Nation Entertainment, Inc.	1 day USD OBFR	0	532	532
EUR	(21,194)	05/20/2033	1M	GST	L’Oreal SA	12 Month EUR STR	0	1,773	1,773
EUR	(38,561)	05/05/2028	1M	JPM	L’Oreal SA	12 Month EUR STR	0	1,222	1,222
EUR	(13,253)	05/15/2033	1M	MSI	L’Oreal SA	12 Month EUR STR	0	626	626
USD	(33,766)	05/15/2033	1M	MSI	Louisiana-Pacific Corp.	1 day USD OBFR	0	2,145	2,145
USD	(140,094)	05/15/2033	1M	MSI	Lowe’s Cos., Inc.	1 day USD OBFR	0	1,418	1,418
USD	(109,748)	05/20/2033	1M	GST	Lowe’s Cos., Inc.	1 day USD OBFR	0	1,332	1,332
USD	(20,059)	05/05/2028	1M	JPM	Lowe’s Cos., Inc.	1 day USD OBFR	0	194	194
EUR	(65,627)	05/20/2033	1M	GST	LVMH Moet Hennessy Louis Vuitton SE	12 Month EUR STR	0	20	20
USD	(2,403)	05/20/2033	1M	GST	Madison Square Garden Entertainment Corp.	1 day USD OBFR	0	18	18
USD	(2,001)	05/20/2033	1M	GST	Madison Square Garden Sports Corp.	1 day USD OBFR	0	71	71
USD	(76,249)	05/05/2028	1M	JPM	Magnolia Oil & Gas Corp.	1 day USD OBFR	0	4,714	4,714
USD	(34,479)	05/20/2033	1M	GST	Magnolia Oil & Gas Corp.	1 day USD OBFR	0	721	721
USD	(18,575)	05/15/2033	1M	MSI	Magnolia Oil & Gas Corp.	1 day USD OBFR	0	315	315
JPY	(835)	05/05/2028	1M	JPM	Makita Corp.	12 Month JPY TONA	0	20	20
EUR	(45,618)	05/20/2033	1M	GST	Mapfre SA	12 Month EUR STR	0	1,650	1,650
JPY	(1,500)	05/05/2028	1M	JPM	Marubeni Corp.	12 Month JPY TONA	0	7	7
USD	(149,411)	05/20/2033	1M	GST	Mastercard, Inc.	1 day USD OBFR	0	2,531	2,531
USD	(33,958)	05/15/2033	1M	MSI	Mastercard, Inc.	1 day USD OBFR	0	286	286
USD	(7,599)	05/05/2028	1M	JPM	MaxLinear, Inc.	1 day USD OBFR	0	630	630
JPY	(1,321)	05/05/2028	1M	JPM	Mazda Motor Corp.	12 Month JPY TONA	0	20	20
USD	(59,218)	05/15/2033	1M	MSI	McDonald’s Corp.	1 day USD OBFR	0	1,323	1,323
JPY	(1,359)	05/05/2028	1M	JPM	Megachips Corp.	12 Month JPY TONA	0	23	23
HKD	(10,448)	05/05/2028	1M	JPM	Meituan	1 day HKD HONIA	0	356	356

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	(22,585)	05/15/2033	1M	MSI	Melexis NV	12 Month EUR STR	$0	$684	$684
EUR	(5,485)	05/20/2033	1M	GST	Melexis NV	12 Month EUR STR	0	87	87
USD	(2,849)	05/20/2033	1M	GST	Merck & Co., Inc.	1 day USD OBFR	0	11	11
USD	(286,228)	05/20/2033	1M	GST	Meta Platforms, Inc.	1 day USD OBFR	0	13,921	13,921
USD	(7,298)	05/20/2033	1M	GST	MGE Energy, Inc.	1 day USD OBFR	0	254	254
USD	(5,165)	05/15/2033	1M	MSI	MGE Energy, Inc.	1 day USD OBFR	0	110	110
USD	(30,669)	05/05/2028	1M	JPM	MGE Energy, Inc.	1 day USD OBFR	0	7	7
USD	(7,445)	05/20/2033	1M	GST	Microchip Technology, Inc.	1 day USD OBFR	0	516	516
USD	(6,456)	05/15/2033	1M	MSI	Microchip Technology, Inc.	1 day USD OBFR	0	276	276
SEK	(15,198)	05/05/2028	1M	JPM	MIPS AB	12 Month SEK STIBOR	0	414	414
SEK	(7,382)	05/20/2033	1M	GST	MIPS AB	12 Month SEK STIBOR	0	346	346
SEK	(2,175)	05/15/2033	1M	MSI	MIPS AB	12 Month SEK STIBOR	0	103	103
JPY	(1,247)	05/05/2028	1M	JPM	Mitsui High-Tec, Inc.	12 Month JPY TONA	0	57	57
ILS	(147,943)	05/15/2033	1M	MSI	Mizrahi Tefahot Bank Ltd.	1 day ILS SHIR	0	3,219	3,219
USD	(262,939)	05/15/2033	1M	MSI	Moelis & Co.	1 day USD OBFR	0	16,585	16,585
USD	(40,023)	05/20/2033	1M	GST	Moelis & Co.	1 day USD OBFR	0	3,102	3,102
EUR	(19,939)	05/20/2033	1M	GST	Moncler SpA	12 Month EUR STR	0	486	486
EUR	(6,337)	05/15/2033	1M	MSI	Moncler SpA	12 Month EUR STR	0	52	52
USD	(29,082)	05/15/2033	1M	MSI	Mondelez International, Inc.	1 day USD OBFR	0	294	294
USD	(3,095)	05/20/2033	1M	GST	Monolithic Power Systems, Inc.	1 day USD OBFR	0	80	80
USD	(50,732)	05/05/2028	1M	JPM	Moody’s Corp.	1 day USD OBFR	0	301	301
EUR	(268,183)	05/15/2033	1M	MSI	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12 Month EUR STR	0	11,185	11,185
SEK	(13,051)	05/05/2028	1M	JPM	Munters Group AB	12 Month SEK STIBOR	0	92	92
EUR	(21,049)	05/20/2033	1M	GST	Nagarro SE	12 Month EUR STR	0	501	501
EUR	(771)	05/05/2028	1M	JPM	Nagarro SE	12 Month EUR STR	0	89	89
EUR	(1,557)	05/15/2033	1M	MSI	Nagarro SE	12 Month EUR STR	0	37	37
ZAR	(4,847)	05/05/2028	1M	JPM	Naspers Ltd.	3 Month ZAR JIBAR SAFEX	0	228	228
USD	(56,378)	05/20/2033	1M	GST	National Fuel Gas Co.	1 day USD OBFR	0	4,929	4,929
USD	(43,926)	05/15/2033	1M	MSI	National Fuel Gas Co.	1 day USD OBFR	0	2,341	2,341
USD	(10)	05/20/2033	1M	GST	NAURA Technology Group Co., Ltd.	1 day USD OBFR	0	10	10
EUR	114,372	11/28/2025	1M	GST	Negative Return on Goldman Sachs EUR Volatility Carry Index	Positive Return on Goldman Sachs EUR Volatility Carry Index	0	24	24
EUR	(45,816)	05/20/2033	1M	GST	Nemetschek SE	12 Month EUR STR	0	2,174	2,174
EUR	(12,487)	05/05/2028	1M	JPM	Nemetschek SE	12 Month EUR STR	0	840	840
HKD	(13,566)	05/15/2033	1M	MSI	NetEase, Inc.	1 day HKD HONIA	0	850	850
USD	(36,930)	05/15/2033	1M	MSI	New Jersey Resources Corp.	1 day USD OBFR	0	1,534	1,534
JPY	(1,499)	05/05/2028	1M	JPM	NIDEC Corp.	12 Month JPY TONA	0	392	392
USD	(29,066)	05/15/2033	1M	MSI	NIKE, Inc.	1 day USD OBFR	0	258	258
JPY	(1,309)	05/05/2028	1M	JPM	Nikon Corp.	12 Month JPY TONA	0	25	25
NOK	(39,235)	05/20/2033	1M	GST	Nordic Semiconductor ASA	1 Month NOK NIBOR	0	4,194	4,194
SEK	(134,409)	05/20/2033	1M	GST	Nordnet AB publ	12 Month SEK STIBOR	0	5,789	5,789

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
JPY	(1,323)	05/05/2028	1M	JPM	Noritsu Koki Co., Ltd.	12 Month JPY TONA	$0	$49	$49
USD	(61,378)	05/05/2028	1M	JPM	Northern Oil & Gas, Inc.	1 day USD OBFR	0	8,112	8,112
USD	(7,326)	05/20/2033	1M	GST	Northwest Natural Holding Co.	1 day USD OBFR	0	100	100
USD	(12,508)	05/20/2033	1M	GST	Northwestern Energy Group, Inc.	1 day USD OBFR	0	395	395
USD	(19,706)	05/15/2033	1M	MSI	Novatek Microelectronics Corp.	1 day USD OBFR	0	758	758
USD	(2,610)	05/20/2033	1M	GST	Novatek Microelectronics Corp.	1 day USD OBFR	0	144	144
USD	(10,633)	05/05/2028	1M	JPM	Nutanix, Inc.	1 day USD OBFR	0	446	446
USD	(13,189)	05/20/2033	1M	GST	NXP Semiconductors NV	1 day USD OBFR	0	642	642
CAD	(52,005)	05/15/2033	1M	MSI	Obsidian Energy Ltd.	6 Month CAD CORRA	0	2,708	2,708
GBP	(15,370)	05/20/2033	1M	GST	Ocado Group PLC	12 Month GBP WMBA SONIA Compound	0	774	774
GBP	(6,194)	05/15/2033	1M	MSI	Ocado Group PLC	12 Month GBP WMBA SONIA Compound	0	487	487
GBP	(1,495)	05/05/2028	1M	JPM	Ocado Group PLC	12 Month GBP WMBA SONIA Compound	0	39	39
USD	(92,833)	05/15/2033	1M	MSI	Occidental Petroleum Corp.	1 day USD OBFR	0	339	339
USD	(26,107)	05/15/2033	1M	MSI	OGE Energy Corp.	1 day USD OBFR	0	1,610	1,610
JPY	(1,079)	05/05/2028	1M	JPM	Olympus Corp.	12 Month JPY TONA	0	16	16
USD	(65,950)	05/20/2033	1M	GST	On Holding AG	1 day USD OBFR	0	7,104	7,104
USD	(65,316)	05/15/2033	1M	MSI	On Holding AG	1 day USD OBFR	0	6,768	6,768
USD	(8,769)	05/05/2028	1M	JPM	On Holding AG	1 day USD OBFR	0	1,117	1,117
USD	(14,765)	05/20/2033	1M	GST	ON Semiconductor Corp.	1 day USD OBFR	0	1,294	1,294
USD	(28,504)	05/15/2033	1M	MSI	ON Semiconductor Corp.	1 day USD OBFR	0	158	158
USD	(14,245)	05/20/2033	1M	GST	Onto Innovation, Inc.	1 day USD OBFR	0	75	75
JPY	(1,352)	05/05/2028	1M	JPM	Optorun Co., Ltd.	12 Month JPY TONA	0	28	28
USD	(145,723)	05/05/2028	1M	JPM	Oracle Corp.	1 day USD OBFR	0	16,782	16,782
USD	(87,931)	05/20/2033	1M	GST	Oracle Corp.	1 day USD OBFR	0	3,634	3,634
USD	(27,467)	05/15/2033	1M	MSI	Oracle Corp.	1 day USD OBFR	0	1,206	1,206
USD	(67,648)	05/15/2033	1M	MSI	O’Reilly Automotive, Inc.	1 day USD OBFR	0	3,617	3,617
USD	(72,131)	05/20/2033	1M	GST	O’Reilly Automotive, Inc.	1 day USD OBFR	0	2,907	2,907
USD	(1,550)	05/05/2028	1M	JPM	O’Reilly Automotive, Inc.	1 day USD OBFR	0	133	133
USD	(7,771)	05/05/2028	1M	JPM	Otter Tail Corp.	1 day USD OBFR	0	204	204
USD	(8,143)	05/15/2033	1M	MSI	Otter Tail Corp.	1 day USD OBFR	0	112	112
USD	(18,175)	05/20/2033	1M	GST	Otter Tail Corp.	1 day USD OBFR	0	105	105
EUR	(1,849)	05/15/2033	1M	MSI	Ottobock SE & Co. KGaA	12 Month EUR STR	0	5	5
GBP	(18,491)	05/15/2033	1M	MSI	Paragon Banking Group PLC	12 Month GBP WMBA SONIA Compound	0	42	42
CAD	(10,380)	05/15/2033	1M	MSI	Parex Resources, Inc.	6 Month CAD CORRA	0	29	29
CHF	(231,184)	05/15/2033	1M	MSI	Partners Group Holding AG	12 Month CHF SARON	0	5,568	5,568
USD	(96,841)	05/20/2033	1M	GST	Paychex, Inc.	1 day USD OBFR	0	7,313	7,313
USD	(7,641)	05/20/2033	1M	GST	Paycom Software, Inc.	1 day USD OBFR	0	532	532
USD	(85,495)	05/20/2033	1M	GST	Paymentus Holdings, Inc.	1 day USD OBFR	0	2,383	2,383

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(24,917)	05/20/2033	1M	GST	Peabody Energy Corp.	1 day USD OBFR	$0	$2,707	$2,707
GBP	(43,647)	05/15/2033	1M	MSI	Pearson PLC	12 Month GBP WMBA SONIA Compound	0	1,181	1,181
GBP	(18,503)	05/05/2028	1M	JPM	Pearson PLC	12 Month GBP WMBA SONIA Compound	0	16	16
GBP	(453)	05/20/2033	1M	GST	Pearson PLC	12 Month GBP WMBA SONIA Compound	0	12	12
USD	(23,968)	05/20/2033	1M	GST	PepsiCo, Inc.	1 day USD OBFR	0	1,178	1,178
USD	(8,465)	05/15/2033	1M	MSI	PepsiCo, Inc.	1 day USD OBFR	0	284	284
USD	(20,820)	05/15/2033	1M	MSI	Philip Morris International, Inc.	1 day USD OBFR	0	1,769	1,769
USD	(17,387)	05/20/2033	1M	GST	Philip Morris International, Inc.	1 day USD OBFR	0	1,510	1,510
USD	(58,944)	05/15/2033	1M	MSI	Pinnacle West Capital Corp.	1 day USD OBFR	0	3,265	3,265
EUR	(151,933)	05/15/2033	1M	MSI	Piraeus Financial Holdings SA	12 Month EUR STR	0	2,844	2,844
USD	(18,762)	05/15/2033	1M	MSI	Plug Power, Inc.	1 day USD OBFR	0	2,243	2,243
USD	(6,178)	05/20/2033	1M	GST	Plug Power, Inc.	1 day USD OBFR	0	1,290	1,290
USD	(128,327)	05/05/2028	1M	JPM	PNC Financial Services Group, Inc.	1 day USD OBFR	0	7,459	7,459
HKD	(20,864)	05/20/2033	1M	GST	Pop Mart International Group Ltd.	1 day HKD HONIA	0	3,893	3,893
HKD	(17,474)	05/15/2033	1M	MSI	Pop Mart International Group Ltd.	1 day HKD HONIA	0	2,797	2,797
HKD	(7,610)	05/05/2028	1M	JPM	Pop Mart International Group Ltd.	1 day HKD HONIA	0	596	596
PLN	(138,974)	05/15/2033	1M	MSI	Powszechna Kasa Oszczednosci Bank Polski SA	12 Month PLN WIBOR WIBO	0	531	531
AUD	(14,862)	05/15/2033	1M	MSI	Pro Medicus Ltd.	1 day AUD AONIA	0	1,513	1,513
EUR	(7,915)	05/05/2028	1M	JPM	Prosus NV	12 Month EUR STR	0	144	144
USD	(15,236)	05/15/2033	1M	MSI	PureCycle Technologies, Inc.	1 day USD OBFR	0	3,575	3,575
USD	(1,911)	05/05/2028	1M	JPM	Q2 Holdings, Inc.	1 day USD OBFR	0	120	120
EUR	(17,386)	05/05/2028	1M	JPM	QT Group OYJ	12 Month EUR STR	0	4,212	4,212
EUR	(11,675)	05/20/2033	1M	GST	QT Group OYJ	12 Month EUR STR	0	1,144	1,144
EUR	(1,056)	05/15/2033	1M	MSI	QT Group OYJ	12 Month EUR STR	0	269	269
USD	(3,330)	05/20/2033	1M	GST	Ralph Lauren Corp.	1 day USD OBFR	0	133	133
USD	(219,345)	05/15/2033	1M	MSI	Raymond James Financial, Inc.	1 day USD OBFR	0	6,727	6,727
AUD	(15,366)	05/15/2033	1M	MSI	REA Group Ltd.	1 day AUD AONIA	0	553	553
JPY	(14,918)	05/20/2033	1M	GST	Recruit Holdings Co., Ltd.	12 Month JPY TONA	0	236	236
EUR	(5,324)	05/05/2028	1M	JPM	Redcare Pharmacy NV	12 Month EUR STR	0	492	492
EUR	(9,393)	05/20/2033	1M	GST	Redcare Pharmacy NV	12 Month EUR STR	0	68	68
USD	(74,059)	05/05/2028	1M	JPM	RenaissanceRe Holdings Ltd.	1 day USD OBFR	0	3,422	3,422
JPY	(6,532)	05/20/2033	1M	GST	Renesas Electronics Corp.	12 Month JPY TONA	0	64	64
USD	(16,398)	05/15/2033	1M	MSI	Ring Energy, Inc.	1 day USD OBFR	0	1,196	1,196
USD	(194,361)	05/15/2033	1M	MSI	Riyad Bank	1 day USD OBFR	0	2,365	2,365
USD	(20,628)	05/20/2033	1M	GST	Riyad Bank	1 day USD OBFR	0	325	325
USD	(14,272)	05/15/2033	1M	MSI	ROBLOX Corp.	1 day USD OBFR	0	2,559	2,559
SEK	(16,761)	05/15/2033	1M	MSI	Roko AB	12 Month SEK STIBOR	0	372	372
SEK	(1,968)	05/05/2028	1M	JPM	Roko AB	12 Month SEK STIBOR	0	169	169

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
JPY	(1,678)	05/05/2028	1M	JPM	Rorze Corp.	12 Month JPY TONA	$0	$159	$159
USD	(9,024)	05/15/2033	1M	MSI	Royal Caribbean Cruises Ltd.	1 day USD OBFR	0	706	706
USD	(6,965)	05/20/2033	1M	GST	Royal Caribbean Cruises Ltd.	1 day USD OBFR	0	368	368
USD	(2,948)	05/15/2033	1M	MSI	SailPoint, Inc.	1 day USD OBFR	0	151	151
USD	(2,057)	05/20/2033	1M	GST	SailPoint, Inc.	1 day USD OBFR	0	84	84
JPY	(1,424)	05/05/2028	1M	JPM	Sanrio Co., Ltd.	12 Month JPY TONA	0	95	95
AUD	(7,228)	05/05/2028	1M	JPM	Santos Ltd.	1 day AUD AONIA	0	387	387
AUD	(21,660)	05/15/2033	1M	MSI	Santos Ltd.	1 day AUD AONIA	0	104	104
EUR	(68,682)	05/20/2033	1M	GST	SAP SE	12 Month EUR STR	0	3,731	3,731
EUR	(12,762)	05/05/2028	1M	JPM	SAP SE	12 Month EUR STR	0	484	484
USD	(4,724)	05/20/2033	1M	GST	SAP SE	12 Month EUR STR	0	304	304
USD	(21,327)	05/20/2033	1M	GST	Saudi Awwal Bank	1 day USD OBFR	0	288	288
USD	(84,447)	05/15/2033	1M	MSI	Saudi Awwal Bank	1 day USD OBFR	0	110	110
EUR	(19,452)	05/05/2028	1M	JPM	Schneider Electric SE	12 Month EUR STR	0	236	236
EUR	(6,064)	05/20/2033	1M	GST	Schneider Electric SE	12 Month EUR STR	0	42	42
EUR	(28,143)	05/15/2033	1M	MSI	Schneider Electric SE	12 Month EUR STR	0	3	3
EUR	(355)	05/10/2026	1M	CBK	Scout24 SE	12 Month EUR STR	0	7	7
EUR	(2,577)	05/20/2033	1M	GST	Scout24 SE	12 Month EUR STR	0	4	4
JPY	(1,658)	05/05/2028	1M	JPM	SCREEN Holdings Co., Ltd.	12 Month JPY TONA	0	10	10
USD	(14,218)	05/15/2033	1M	MSI	Sea Ltd.	1 day USD OBFR	0	624	624
JPY	(418)	05/05/2028	1M	JPM	Seibu Holdings, Inc.	12 Month JPY TONA	0	23	23
USD	(14,793)	05/05/2028	1M	JPM	Semtech Corp.	1 day USD OBFR	0	67	67
USD	(22,371)	05/20/2033	1M	GST	Shift4 Payments, Inc.	1 day USD OBFR	0	1,848	1,848
USD	(4,983)	05/15/2033	1M	MSI	Shift4 Payments, Inc.	1 day USD OBFR	0	284	284
EUR	(10,494)	05/20/2033	1M	GST	Shurgard Self Storage Ltd.	12 Month EUR STR	0	565	565
EUR	(8,789)	05/05/2028	1M	JPM	Shurgard Self Storage Ltd.	12 Month EUR STR	0	296	296
USD	(14,435)	05/20/2033	1M	GST	Silicon Laboratories, Inc.	1 day USD OBFR	0	672	672
JPY	(1,441)	05/05/2028	1M	JPM	Sinfonia Technology Co., Ltd.	12 Month JPY TONA	0	35	35
USD	(14,763)	05/05/2028	1M	JPM	SiTime Corp.	1 day USD OBFR	0	1,150	1,150
SEK	(39,945)	05/05/2028	1M	JPM	Skandinaviska Enskilda Banken AB	12 Month SEK STIBOR	0	993	993
USD	(28,121)	05/05/2028	1M	JPM	SM Energy Co.	1 day USD OBFR	0	4,753	4,753
USD	(92,359)	05/15/2033	1M	MSI	SM Energy Co.	1 day USD OBFR	0	1,758	1,758
USD	(66,076)	05/20/2033	1M	GST	SM Energy Co.	1 day USD OBFR	0	528	528
EUR	(13,314)	05/20/2033	1M	GST	Sofina SA	12 Month EUR STR	0	255	255
EUR	(1,713)	05/05/2028	1M	JPM	Sofina SA	12 Month EUR STR	0	49	49
CAD	(11,991)	05/20/2033	1M	GST	South Bow Corp.	6 Month CAD CORRA	0	92	92
USD	(205,115)	05/05/2028	1M	JPM	SPDR S&P Oil & Gas Exploration & Production ETF	1 day USD OBFR	0	11,208	11,208
USD	(53,441)	05/20/2033	1M	GST	Spotify Technology SA	1 day USD OBFR	0	1,670	1,670
USD	(16,111)	05/15/2033	1M	MSI	Spotify Technology SA	1 day USD OBFR	0	384	384
JPY	(31,680)	05/05/2028	1M	JPM	Square Enix Holdings Co., Ltd.	12 Month JPY TONA	0	2,129	2,129
USD	(167,121)	05/15/2033	1M	MSI	Starbucks Corp.	1 day USD OBFR	0	4,006	4,006
USD	(30,684)	05/20/2033	1M	GST	Starbucks Corp.	1 day USD OBFR	0	1,329	1,329
USD	(44,272)	05/15/2033	1M	MSI	State Street SPDR S&P Metals & Mining ETF	1 day USD OBFR	0	1,386	1,386

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(915,229)	05/15/2033	1M	MSI	State Street SPDR S&P Retail ETF	1 day USD OBFR	$0	$13,203	$13,203
EUR	(26,588)	05/05/2028	1M	JPM	Stellantis NV	12 Month EUR STR	0	1,172	1,172
USD	(27,825)	05/20/2033	1M	GST	Stevanato Group SpA	1 day USD OBFR	0	689	689
EUR	(8,774)	05/20/2033	1M	GST	STMicroelectronics NV	12 Month EUR STR	0	1,582	1,582
EUR	(5,691)	05/15/2033	1M	MSI	STMicroelectronics NV	12 Month EUR STR	0	793	793
EUR	(102,833)	05/15/2033	1M	MSI	STOXX Europe 600 Financial Services Index	12 Month EUR STR	0	1,058	1,058
EUR	(54,538)	05/15/2033	1M	MSI	STOXX Europe 600 Insurance Index	12 Month EUR STR	0	1,637	1,637
EUR	(901,002)	05/20/2033	1M	GST	STOXX Europe 600 Insurance Index	12 Month EUR STR	0	670	670
EUR	(48,810)	05/15/2033	1M	MSI	STOXX Europe 600 Real Estate Index	12 Month EUR STR	0	363	363
JPY	(21,904)	05/20/2033	1M	GST	SUMCO Corp.	12 Month JPY TONA	0	1,603	1,603
JPY	(18,039)	05/15/2033	1M	MSI	SUMCO Corp.	12 Month JPY TONA	0	1,259	1,259
JPY	(2,566)	05/05/2028	1M	JPM	SUMCO Corp.	12 Month JPY TONA	0	213	213
CAD	(103,845)	05/15/2033	1M	MSI	Sun Life Financial, Inc.	6 Month CAD CORRA	0	1,800	1,800
USD	(16,604)	05/05/2028	1M	JPM	Super Micro Computer, Inc.	1 day USD OBFR	0	809	809
JPY	(1,292)	05/05/2028	1M	JPM	SWCC Corp.	12 Month JPY TONA	0	53	53
CHF	(133,892)	05/15/2033	1M	MSI	Swiss Life Holding AG	12 Month CHF SARON	0	1,546	1,546
CHF	(186,442)	05/15/2033	1M	MSI	Swiss Re AG	12 Month CHF SARON	0	3,242	3,242
CHF	(10,739)	05/05/2028	1M	JPM	Swiss Re AG	12 Month CHF SARON	0	315	315
USD	(13,390)	05/05/2028	1M	JPM	Synopsys, Inc.	1 day USD OBFR	0	683	683
USD	(2,559)	05/20/2033	1M	GST	Tapestry, Inc.	1 day USD OBFR	0	143	143
CAD	(95,623)	05/15/2033	1M	MSI	TC Energy Corp.	6 Month CAD CORRA	0	3,032	3,032
EUR	(9,283)	05/05/2028	1M	JPM	Telefonica SA	12 Month EUR STR	0	301	301
HKD	(10,273)	05/05/2028	1M	JPM	Tencent Holdings Ltd.	1 day HKD HONIA	0	715	715
USD	(13,259)	05/05/2028	1M	JPM	Tencent Music Entertainment Group	1 day USD OBFR	0	336	336
USD	(26,544)	05/05/2028	1M	JPM	Texas Instruments, Inc.	1 day USD OBFR	0	2,764	2,764
USD	(20,473)	05/20/2033	1M	GST	Texas Instruments, Inc.	1 day USD OBFR	0	1,904	1,904
EUR	(31,638)	05/05/2028	1M	JPM	Theon International PLC	12 Month EUR STR	0	2,090	2,090
USD	(218,082)	05/15/2033	1M	MSI	Thomson Reuters Corp.	1 day USD OBFR	0	8,543	8,543
EUR	(17,263)	05/05/2028	1M	JPM	Thyssenkrupp Nucera AG & Co. KGaA	12 Month EUR STR	0	2,391	2,391
USD	(206,384)	05/20/2033	1M	GST	TJX Cos., Inc.	1 day USD OBFR	0	4,442	4,442
USD	(143,557)	05/15/2033	1M	MSI	TJX Cos., Inc.	1 day USD OBFR	0	2,856	2,856
USD	(102,598)	05/20/2033	1M	GST	T-Mobile U.S., Inc.	1 day USD OBFR	0	1,984	1,984
JPY	(2,097)	05/05/2028	1M	JPM	Tokyo Seimitsu Co., Ltd.	12 Month JPY TONA	0	38	38
USD	(117,693)	05/15/2033	1M	MSI	Tractor Supply Co.	1 day USD OBFR	0	3,737	3,737
USD	(13,705)	05/20/2033	1M	GST	Tractor Supply Co.	1 day USD OBFR	0	719	719
USD	(45,881)	05/20/2033	1M	GST	Trade Desk, Inc.	1 day USD OBFR	0	1,936	1,936
EUR	(13,641)	05/05/2028	1M	JPM	Traton SE	12 Month EUR STR	0	37	37
JPY	(1,382)	05/05/2028	1M	JPM	Tri Chemical Laboratories, Inc.	12 Month JPY TONA	0	81	81
SEK	(46,291)	05/20/2033	1M	GST	Truecaller AB	12 Month SEK STIBOR	0	12,401	12,401

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
SEK	(1,547)	05/05/2028	1M	JPM	Truecaller AB	12 Month SEK STIBOR	$0	$438	$438
SEK	(752)	05/15/2033	1M	MSI	Truecaller AB	12 Month SEK STIBOR	0	206	206
DKK	(191,513)	05/15/2033	1M	MSI	Tryg AS	1 Month DKK CIBOR	0	2,618	2,618
DKK	(14,967)	05/20/2033	1M	GST	Tryg AS	1 Month DKK CIBOR	0	49	49
EUR	(3,581)	05/15/2033	1M	MSI	UCB SA	12 Month EUR STR	0	3,205	3,205
EUR	(1,991)	05/05/2028	1M	JPM	Universal Music Group NV	12 Month EUR STR	0	108	108
USD	(89,005)	05/15/2033	1M	MSI	Utilities Select Sector SPDR Fund	1 day USD OBFR	0	2,132	2,132
CHF	(4,377)	05/05/2028	1M	JPM	VAT Group AG	12 Month CHF SARON	0	0	0
USD	(4,902)	05/20/2033	1M	GST	Veeco Instruments, Inc.	1 day USD OBFR	0	129	129
USD	(4,883)	05/05/2028	1M	JPM	Venture Global, Inc.	1 day USD OBFR	0	1,883	1,883
USD	(12,346)	05/20/2033	1M	GST	Venture Global, Inc.	1 day USD OBFR	0	957	957
USD	(10,228)	05/15/2033	1M	MSI	Venture Global, Inc.	1 day USD OBFR	0	638	638
EUR	(77,736)	05/20/2033	1M	GST	Veolia Environnement SA	12 Month EUR STR	0	2,382	2,382
USD	(2,936)	05/20/2033	1M	GST	VeriSign, Inc.	1 day USD OBFR	0	298	298
USD	(5,882)	05/05/2028	1M	JPM	Verisk Analytics, Inc.	1 day USD OBFR	0	631	631
USD	(4,358)	05/15/2033	1M	MSI	Verisk Analytics, Inc.	1 day USD OBFR	0	421	421
USD	(2,118)	05/20/2033	1M	GST	Verisk Analytics, Inc.	1 day USD OBFR	0	149	149
USD	(729)	05/10/2026	1M	CBK	Verisk Analytics, Inc.	1 day USD OBFR	0	73	73
USD	(28,707)	05/05/2028	1M	JPM	Verizon Communications, Inc.	1 day USD OBFR	0	412	412
CAD	(136,041)	05/15/2033	1M	MSI	Vermilion Energy, Inc.	6 Month CAD CORRA	0	652	652
USD	(237,987)	05/20/2033	1M	GST	Visa, Inc.	1 day USD OBFR	0	2,536	2,536
USD	(28,254)	05/15/2033	1M	MSI	Vistra Corp.	1 day USD OBFR	0	3,022	3,022
SEK	(47,221)	05/20/2033	1M	GST	Vitec Software Group AB	12 Month SEK STIBOR	0	2,588	2,588
USD	(7,896)	05/05/2028	1M	JPM	Vitesse Energy, Inc.	1 day USD OBFR	0	588	588
EUR	(61,358)	05/20/2033	1M	GST	Vonovia SE	12 Month EUR STR	0	3,330	3,330
EUR	(13,700)	05/05/2028	1M	JPM	Vonovia SE	12 Month EUR STR	0	483	483
EUR	(8,863)	05/05/2028	1M	JPM	VusionGroup	12 Month EUR STR	0	149	149
EUR	(35,877)	05/20/2033	1M	GST	VusionGroup	12 Month EUR STR	0	59	59
USD	(20,568)	05/05/2028	1M	JPM	W&T Offshore, Inc.	1 day USD OBFR	0	571	571
USD	(4,340)	05/15/2033	1M	MSI	W&T Offshore, Inc.	1 day USD OBFR	0	289	289
JPY	(1,269)	05/05/2028	1M	JPM	Wacom Co., Ltd.	12 Month JPY TONA	0	10	10
SEK	(38,900)	05/20/2033	1M	GST	Wallenstam AB	12 Month SEK STIBOR	0	676	676
SEK	(1,588)	05/15/2033	1M	MSI	Wallenstam AB	12 Month SEK STIBOR	0	32	32
USD	(13,417)	05/05/2028	1M	JPM	Walt Disney Co.	1 day USD OBFR	0	15	15
AUD	(128,504)	05/15/2033	1M	MSI	Westpac Banking Corp.	1 day AUD AONIA	0	1,716	1,716
GBP	(27,715)	05/20/2033	1M	GST	Whitbread PLC	12 Month GBP WMBA SONIA Compound	0	932	932
CAD	(131,013)	05/15/2033	1M	MSI	Whitecap Resources, Inc.	6 Month CAD CORRA	0	1,034	1,034
EUR	(10,672)	05/20/2033	1M	GST	Wienerberger AG	12 Month EUR STR	0	189	189
AUD	(12,118)	05/15/2033	1M	MSI	WiseTech Global Ltd.	1 day AUD AONIA	0	2,311	2,311
USD	(64,901)	05/20/2033	1M	GST	Workday, Inc.	1 day USD OBFR	0	602	602
AUD	(15,861)	05/05/2028	1M	JPM	Xero Ltd.	1 day AUD AONIA	0	1,312	1,312
HKD	(2,119)	05/15/2033	1M	MSI	Xiaomi Corp.	1 day HKD HONIA	0	268	268
JPY	(1,326)	05/05/2028	1M	JPM	Yokohama Rubber Co., Ltd.	12 Month JPY TONA	0	10	10
SEK	(2,610)	05/20/2033	1M	GST	Yubico AB	12 Month SEK STIBOR	0	405	405

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
SEK	(790)	05/15/2033	1M	MSI	Yubico AB	12 Month SEK STIBOR	$0	$139	$139
PLN	(43,049)	05/20/2033	1M	GST	Zabka Group SA	12 Month PLN WIBOR WIBO	0	721	721
PLN	(6,345)	05/05/2028	1M	JPM	Zabka Group SA	12 Month PLN WIBOR WIBO	0	89	89
USD	(2,412)	05/20/2033	1M	GST	Zebra Technologies Corp.	1 day USD OBFR	0	258	258
USD	(6,034)	05/05/2028	1M	JPM	Zeta Global Holdings Corp.	1 day USD OBFR	0	601	601
CHF	(205,584)	05/15/2033	1M	MSI	Zurich Insurance Group AG	12 Month CHF SARON	0	36	36
Other Total Return Swap Contracts							0	41,195	41,195
Total Total Return Swaps							$0	$2,746,134	$2,746,134
Total Swap Contracts							$313,021	$3,703,798	$3,390,777

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Forward Currency Contracts

Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Appreciation
AUD	55,000	JPY	5,350,950	UBS	BUY	1.53	11/04/2025	$1,272
USD	13,867	AUD	21,000	BCY	BUY	1.51	11/04/2025	119
USD	14,511	AUD	22,000	TDS	BUY	1.52	11/04/2025	108
USD	79,382	AUD	120,000	BCY	BUY	1.51	11/04/2025	824
USD	85,490	AUD	130,000	JPM	BUY	1.52	11/04/2025	386
USD	86,079	AUD	130,000	JPM	BUY	1.51	11/04/2025	975
USD	102,302	AUD	155,000	BCY	BUY	1.52	11/04/2025	831
USD	109,148	AUD	165,000	BCY	BUY	1.51	11/04/2025	1,130
USD	118,253	AUD	180,000	BOA	BUY	1.52	11/04/2025	416
USD	135,723	AUD	205,000	BCY	BUY	1.51	11/04/2025	1,520
USD	135,814	AUD	205,000	JPM	BUY	1.51	11/04/2025	1,611
USD	157,575	AUD	240,000	BCY	BUY	1.52	11/04/2025	459
USD	158,978	AUD	240,000	JPM	BUY	1.51	11/04/2025	1,862
USD	180,216	AUD	275,000	BCY	BUY	1.53	11/04/2025	187
USD	368,869	AUD	560,000	BOA	BUY	1.52	11/04/2025	2,265
USD	400,615	AUD	605,000	DBF	BUY	1.51	11/04/2025	4,552
USD	4,627,796	AUD	7,015,000	TDS	BUY	1.52	11/04/2025	35,426
USD	28,375	AUD	43,000	TDS	BUY	1.52	12/01/2025	216
USD	81,901	AUD	125,000	JPM	BUY	1.53	12/01/2025	43
USD	105,723	AUD	160,000	BCY	BUY	1.51	12/01/2025	944
USD	175,236	AUD	265,000	BCY	BUY	1.51	12/01/2025	1,696
USD	196,751	AUD	300,000	DBF	BUY	1.52	12/01/2025	291
USD	310,275	AUD	470,000	UBS	BUY	1.51	12/01/2025	2,488
USD	503,494	AUD	763,000	TDS	BUY	1.52	12/01/2025	3,832
USD	3,292	AUD	5,000	CBK	BUY	1.52	12/17/2025	17
USD	6,557	AUD	10,000	PAR	BUY	1.52	12/17/2025	7
USD	23,173	AUD	35,000	RBC	BUY	1.51	12/17/2025	250
AUD	780,000	USD	508,634	GST	SELL	1.53	11/04/2025	1,993
AUD	250,000	USD	162,472	BCY	SELL	1.54	11/04/2025	1,191
AUD	210,000	USD	136,279	JPM	SELL	1.54	11/04/2025	1,198
AUD	210,000	USD	136,218	JPM	SELL	1.54	11/04/2025	1,259
AUD	205,000	USD	132,767	JPM	SELL	1.54	11/04/2025	1,436
AUD	185,000	USD	119,666	BCY	SELL	1.55	11/04/2025	1,444
AUD	165,000	USD	107,066	BCY	SELL	1.54	11/04/2025	951
AUD	160,000	USD	104,694	UBS	SELL	1.53	11/04/2025	50
AUD	145,000	USD	93,760	BCY	SELL	1.55	11/04/2025	1,164
AUD	140,000	USD	91,357	BCY	SELL	1.53	11/04/2025	294
AUD	140,000	USD	90,958	BCY	SELL	1.54	11/04/2025	693
AUD	130,000	USD	84,786	BCY	SELL	1.53	11/04/2025	319
AUD	130,000	USD	84,434	JPM	SELL	1.54	11/04/2025	670
AUD	130,000	USD	84,396	BCY	SELL	1.54	11/04/2025	709
AUD	130,000	USD	84,364	BCY	SELL	1.54	11/04/2025	740
AUD	130,000	USD	84,306	BCY	SELL	1.54	11/04/2025	799
AUD	130,000	USD	84,203	BCY	SELL	1.54	11/04/2025	902

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Forward Currency Contracts (continued)

Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Appreciation
AUD	120,000	USD	78,281	BCY	SELL	1.53	11/04/2025	$277
AUD	120,000	USD	78,151	BCY	SELL	1.54	11/04/2025	407
AUD	120,000	USD	78,000	BCY	SELL	1.54	11/04/2025	558
AUD	120,000	USD	77,964	BCY	SELL	1.54	11/04/2025	594
AUD	120,000	USD	77,863	BCY	SELL	1.54	11/04/2025	695
AUD	62,000	USD	40,325	JPM	SELL	1.54	11/28/2025	275
USD	14,892	BRL	80,000	UBS	BUY	5.37	11/04/2025	36
USD	29,718	BRL	160,000	BOA	BUY	5.38	11/04/2025	6
USD	63,516	BRL	342,000	BOA	BUY	5.38	11/04/2025	8
USD	122,859	BRL	660,000	UBS	BUY	5.37	11/04/2025	300
USD	996,835	BRL	5,355,000	UBS	BUY	5.37	11/04/2025	2,434
USD	11,059	BRL	60,000	CBK	BUY	5.43	12/17/2025	31
BRL	10,175,000	USD	1,885,324	GST	SELL	5.40	11/04/2025	4,131
BRL	4,160,000	USD	770,727	BOA	SELL	5.40	11/04/2025	1,768
BRL	2,035,000	USD	377,691	BOA	SELL	5.39	11/04/2025	200
BRL	1,800,000	USD	325,671	PAR	SELL	5.53	11/04/2025	8,582
BRL	660,000	USD	122,291	GST	SELL	5.40	11/04/2025	268
BRL	327,000	USD	59,995	HUS	SELL	5.45	11/04/2025	728
BRL	292,000	USD	53,450	BOA	SELL	5.46	11/04/2025	773
BRL	177,000	USD	32,400	BOA	SELL	5.46	11/04/2025	468
BRL	89,000	USD	16,299	CBK	SELL	5.46	11/04/2025	228
BRL	80,000	USD	14,823	GST	SELL	5.40	11/04/2025	32
BRL	975,000	USD	176,238	CBK	SELL	5.53	12/17/2025	2,970
USD	35,759	CAD	50,000	UBS	BUY	1.40	11/04/2025	73
USD	46,660	CAD	65,000	BCY	BUY	1.39	11/04/2025	267
USD	86,099	CAD	120,000	BCY	BUY	1.39	11/04/2025	451
USD	86,348	CAD	120,000	BCY	BUY	1.39	11/04/2025	700
USD	92,846	CAD	130,000	BCY	BUY	1.40	11/04/2025	60
USD	93,259	CAD	130,000	BCY	BUY	1.39	11/04/2025	474
USD	93,300	CAD	130,000	BCY	BUY	1.39	11/04/2025	515
USD	100,877	CAD	140,000	BCY	BUY	1.39	11/04/2025	954
USD	121,993	CAD	170,000	BCY	BUY	1.39	11/04/2025	658
USD	122,526	CAD	170,000	PAR	BUY	1.39	11/04/2025	1,191
USD	135,955	CAD	190,000	BCY	BUY	1.40	11/04/2025	345
USD	136,327	CAD	190,000	BCY	BUY	1.39	11/04/2025	717
USD	146,659	CAD	205,000	CBK	BUY	1.40	11/04/2025	344
USD	153,473	CAD	215,000	PAR	BUY	1.40	11/04/2025	20
USD	159,721	CAD	222,000	JPM	BUY	1.39	11/04/2025	1,272
USD	161,106	CAD	224,000	RBC	BUY	1.39	11/04/2025	1,230
USD	161,218	CAD	224,000	SSB	BUY	1.39	11/04/2025	1,341
USD	164,171	CAD	230,000	BCY	BUY	1.40	11/04/2025	12
USD	187,706	CAD	260,000	RBC	BUY	1.39	11/04/2025	2,135
USD	214,666	CAD	300,000	JPM	BUY	1.40	11/04/2025	545
USD	236,156	CAD	330,000	BCY	BUY	1.40	11/04/2025	623

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Forward Currency Contracts (continued)

Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Appreciation
USD	251,871	CAD	350,000	BCY	BUY	1.39	11/04/2025	$2,063
USD	258,691	CAD	360,000	DBF	BUY	1.39	11/04/2025	1,747
USD	312,324	CAD	435,000	JPM	BUY	1.39	11/04/2025	1,848
USD	331,927	CAD	458,000	RBC	BUY	1.38	11/04/2025	5,036
USD	376,862	CAD	525,000	JPM	BUY	1.39	11/04/2025	2,151
USD	539,173	CAD	755,000	RBC	BUY	1.40	11/04/2025	303
USD	590,310	CAD	820,000	BOA	BUY	1.39	11/04/2025	5,047
USD	1,743,702	CAD	2,406,000	RBC	BUY	1.38	11/04/2025	26,453
USD	31,761	CAD	44,194	PAR	BUY	1.39	11/28/2025	179
USD	42,936	CAD	60,000	HUS	BUY	1.40	11/28/2025	59
USD	977,640	CAD	1,360,806	HUS	BUY	1.39	11/28/2025	5,192
USD	41,065	CAD	57,000	BCY	BUY	1.39	12/01/2025	326
USD	89,776	CAD	125,000	BCY	BUY	1.39	12/01/2025	435
USD	92,018	CAD	128,000	BCY	BUY	1.39	12/01/2025	534
USD	121,147	CAD	168,000	PAR	BUY	1.39	12/01/2025	1,074
USD	3,498,117	CAD	4,851,000	PAR	BUY	1.39	12/01/2025	31,003
CAD	230,000	USD	164,000	BCY	SELL	1.40	11/04/2025	159
CAD	230,000	USD	163,795	JPM	SELL	1.40	11/04/2025	364
CAD	220,000	USD	156,747	JPM	SELL	1.40	11/04/2025	275
CAD	190,000	USD	135,393	BCY	SELL	1.40	11/04/2025	217
CAD	190,000	USD	135,337	BCY	SELL	1.40	11/04/2025	273
CAD	180,000	USD	128,416	JPM	SELL	1.40	11/04/2025	57
CAD	180,000	USD	128,259	JPM	SELL	1.40	11/04/2025	214
CAD	150,000	USD	106,943	BCY	SELL	1.40	11/04/2025	117
CAD	130,000	USD	92,697	BCY	SELL	1.40	11/04/2025	89
CAD	120,000	USD	85,549	BCY	SELL	1.40	11/04/2025	99
CAD	120,000	USD	85,532	BCY	SELL	1.40	11/04/2025	117
CAD	110,000	USD	78,486	BCY	SELL	1.40	11/04/2025	25
CAD	110,000	USD	78,357	BCY	SELL	1.40	11/04/2025	154
USD	258,748	CLP	242,900,000	HUS	BUY	938.75	11/04/2025	938
CLP	608,390,000	USD	637,385	CBK	SELL	954.51	11/04/2025	8,352
CLP	608,390,000	USD	636,718	HUS	SELL	955.51	11/04/2025	9,019
CLP	269,900,000	USD	283,538	HUS	SELL	951.90	11/04/2025	2,930
CLP	152,225,000	USD	160,406	MSI	SELL	949.00	11/04/2025	1,164
CLP	152,225,000	USD	160,406	MSI	SELL	949.00	11/04/2025	1,164
CLP	120,300,000	USD	126,259	DBF	SELL	952.80	11/04/2025	1,425
CLP	117,125,000	USD	123,289	HUS	SELL	950.00	11/04/2025	1,025
CLP	117,125,000	USD	123,289	GST	SELL	950.00	11/04/2025	1,025
CLP	117,125,000	USD	123,264	MSI	SELL	950.20	11/04/2025	1,051
CLP	97,424,000	USD	102,610	CBK	SELL	949.46	11/04/2025	794
CLP	87,000,000	USD	91,976	UBS	SELL	945.90	11/04/2025	365
CLP	74,200,000	USD	78,490	MSI	SELL	945.34	11/04/2025	265
CLP	70,275,000	USD	73,989	BCY	SELL	949.80	11/04/2025	600
CLP	46,850,000	USD	49,363	SCB	SELL	949.10	11/04/2025	363

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Forward Currency Contracts (continued)

Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Appreciation
CLP	1,000,000	USD	1,048	CBK	SELL	954.51	11/04/2025	$14
CLP	1,000,000	USD	1,047	HUS	SELL	955.51	11/04/2025	15
CLP	110,654,000	USD	117,397	UBS	SELL	942.56	12/01/2025	72
CLP	2,000,000	USD	2,122	UBS	SELL	942.56	12/01/2025	1
USD	78,801	CNH	561,000	JPM	BUY	7.12	11/04/2025	34
USD	79,103	CNH	563,000	JPM	BUY	7.12	11/04/2025	55
USD	84,083	CNH	598,000	BCY	BUY	7.11	11/04/2025	121
USD	84,273	CNH	600,000	JPM	BUY	7.12	11/04/2025	30
USD	85,995	CNH	612,000	JPM	BUY	7.12	11/04/2025	68
USD	107,878	CNH	768,000	JPM	BUY	7.12	11/04/2025	47
USD	107,879	CNH	768,000	JPM	BUY	7.12	11/04/2025	48
USD	120,187	CNH	855,000	JPM	BUY	7.11	11/04/2025	141
USD	140,972	CNH	1,004,000	JPM	BUY	7.12	11/04/2025	6
USD	155,080	CNH	1,104,000	BCY	BUY	7.12	11/04/2025	72
USD	360,320	CNH	2,564,000	JPM	BUY	7.12	11/04/2025	321
USD	582,907	CNH	4,151,000	SCB	BUY	7.12	11/04/2025	86
USD	757,273	CNH	5,388,000	DBF	BUY	7.11	11/04/2025	771
USD	1,572,637	CNH	11,158,000	GST	BUY	7.10	11/04/2025	5,997
USD	77,066	CNH	546,000	JPM	BUY	7.08	12/01/2025	258
USD	77,157	CNH	547,000	JPM	BUY	7.09	12/01/2025	208
USD	91,039	CNH	645,000	JPM	BUY	7.08	12/01/2025	304
USD	105,621	CNH	748,000	GST	BUY	7.08	12/01/2025	396
USD	105,702	CNH	749,000	JPM	BUY	7.09	12/01/2025	337
USD	119,119	CNH	844,000	JPM	BUY	7.09	12/01/2025	389
USD	134,276	CNH	951,000	JPM	BUY	7.08	12/01/2025	495
CNH	2,550,000	USD	357,451	JPM	SELL	7.13	11/04/2025	582
CNH	1,696,000	USD	238,034	JPM	SELL	7.12	11/04/2025	93
CNH	1,540,000	USD	216,198	BCY	SELL	7.12	11/04/2025	26
CNH	1,281,000	USD	179,653	BCY	SELL	7.13	11/04/2025	206
CNH	1,230,000	USD	172,583	JPM	SELL	7.13	11/04/2025	115
CNH	1,101,000	USD	154,585	JPM	SELL	7.12	11/04/2025	1
CNH	969,000	USD	135,802	JPM	SELL	7.14	11/04/2025	251
CNH	873,000	USD	122,536	JPM	SELL	7.12	11/04/2025	38
CNH	770,000	USD	107,899	JPM	SELL	7.14	11/04/2025	213
CNH	612,000	USD	85,802	BCY	SELL	7.13	11/04/2025	126
COP	579,102,000	USD	149,964	CBK	SELL	3,861.60	11/04/2025	39
COP	555,000,000	USD	142,560	HUS	SELL	3,893.02	11/04/2025	1,200
COP	490,300,000	USD	125,300	UBS	SELL	3,912.98	11/04/2025	1,701
COP	66,371,000	USD	17,114	CBK	SELL	3,878.22	11/04/2025	78
COP	549,400,000	USD	141,598	CBK	SELL	3,880.03	12/01/2025	160
COP	484,692,000	USD	124,372	PAR	SELL	3,897.12	12/01/2025	690
COP	329,640,000	USD	84,871	PAR	SELL	3,883.95	12/01/2025	184
COP	219,760,000	USD	56,566	BOA	SELL	3,885.00	12/01/2025	137
COP	136,708,000	USD	35,098	PAR	SELL	3,894.99	12/01/2025	176

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Forward Currency Contracts (continued)

Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Appreciation
USD	63,428	CZK	1,320,000	DBF	BUY	20.81	11/04/2025	$828
USD	90,643	CZK	1,890,000	BCY	BUY	20.85	11/04/2025	1,010
USD	205,179	CZK	4,279,000	BCY	BUY	20.85	11/04/2025	2,248
USD	211,246	CZK	4,430,000	JPM	BUY	20.97	11/04/2025	1,154
USD	469,815	CZK	9,798,000	BCY	BUY	20.85	11/04/2025	5,147
USD	90,686	CZK	1,890,000	JPM	BUY	20.84	12/01/2025	1,005
USD	115,272	CZK	2,410,000	DBF	BUY	20.91	12/01/2025	918
USD	133,734	CZK	2,790,000	BCY	BUY	20.86	12/01/2025	1,348
USD	1,247	DKK	8,000	JPM	BUY	6.42	11/28/2025	8
USD	66,276	DKK	425,000	GST	BUY	6.41	11/28/2025	477
USD	207,416	EUR	176,000	BOA	BUY	0.85	11/03/2025	4,277
USD	7,096	EUR	6,000	DBF	BUY	0.85	11/04/2025	171
USD	9,365	EUR	8,000	CBK	BUY	0.85	11/04/2025	131
USD	18,563	EUR	16,000	MSI	BUY	0.86	11/04/2025	96
USD	19,900	EUR	17,000	CBK	BUY	0.85	11/04/2025	279
USD	20,882	EUR	18,000	PAR	BUY	0.86	11/04/2025	107
USD	20,933	EUR	18,000	CBK	BUY	0.86	11/04/2025	158
USD	20,946	EUR	18,000	SSB	BUY	0.86	11/04/2025	170
USD	26,817	EUR	23,000	DBF	BUY	0.86	11/04/2025	270
USD	26,980	EUR	23,000	UBS	BUY	0.85	11/04/2025	434
USD	27,939	EUR	24,000	JPM	BUY	0.86	11/04/2025	238
USD	28,206	EUR	24,000	DBF	BUY	0.85	11/04/2025	505
USD	30,324	EUR	26,000	CBK	BUY	0.86	11/04/2025	315
USD	31,000	EUR	26,600	HUS	BUY	0.86	11/04/2025	299
USD	33,754	EUR	29,000	BCY	BUY	0.86	11/04/2025	282
USD	34,894	EUR	30,000	DBF	BUY	0.86	11/04/2025	268
USD	36,505	EUR	31,000	BOA	BUY	0.85	11/04/2025	724
USD	37,237	EUR	32,000	SSB	BUY	0.86	11/04/2025	303
USD	38,378	EUR	33,000	CBK	BUY	0.86	11/04/2025	289
USD	38,727	EUR	33,000	MSI	BUY	0.85	11/04/2025	639
USD	41,686	EUR	35,400	BOA	BUY	0.85	11/04/2025	827
USD	45,393	EUR	39,000	JPM	BUY	0.86	11/04/2025	379
USD	52,365	EUR	45,000	SSB	BUY	0.86	11/04/2025	426
USD	55,966	EUR	48,000	DBF	BUY	0.86	11/04/2025	564
USD	77,261	EUR	66,000	CBK	BUY	0.85	11/04/2025	1,084
USD	78,058	EUR	67,000	BCY	BUY	0.86	11/04/2025	726
USD	79,047	EUR	68,000	BCY	BUY	0.86	11/04/2025	561
USD	79,124	EUR	68,000	BCY	BUY	0.86	11/04/2025	639
USD	79,711	EUR	68,000	JPM	BUY	0.85	11/04/2025	1,225
USD	82,228	EUR	71,000	JPM	BUY	0.86	11/04/2025	280
USD	85,237	EUR	73,000	BCY	BUY	0.86	11/04/2025	980
USD	85,337	EUR	73,000	BCY	BUY	0.86	11/04/2025	1,081
USD	86,208	EUR	74,000	BCY	BUY	0.86	11/04/2025	797
USD	86,967	EUR	74,000	UBS	BUY	0.85	11/04/2025	1,556

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Forward Currency Contracts (continued)

Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Appreciation
USD	99,107	EUR	85,000	DBF	BUY	0.86	11/04/2025	$1,000
USD	100,922	EUR	86,000	BCY	BUY	0.85	11/04/2025	1,661
USD	105,728	EUR	91,000	JPM	BUY	0.86	11/04/2025	696
USD	106,026	EUR	91,000	BCY	BUY	0.86	11/04/2025	994
USD	107,151	EUR	92,000	BCY	BUY	0.86	11/04/2025	965
USD	111,173	EUR	94,000	DBF	BUY	0.85	11/04/2025	2,678
USD	111,932	EUR	96,000	DBF	BUY	0.86	11/04/2025	1,129
USD	114,577	EUR	99,000	PAR	BUY	0.86	11/04/2025	312
USD	114,706	EUR	97,000	BOA	BUY	0.85	11/04/2025	2,749
USD	118,279	EUR	100,000	CBK	BUY	0.85	11/04/2025	2,859
USD	119,663	EUR	103,000	BCY	BUY	0.86	11/04/2025	781
USD	121,210	EUR	103,000	BOA	BUY	0.85	11/04/2025	2,328
USD	135,361	EUR	115,000	PAR	BUY	0.85	11/04/2025	2,628
USD	135,845	EUR	116,000	JPM	BUY	0.85	11/04/2025	1,958
USD	143,947	EUR	123,000	JPM	BUY	0.85	11/04/2025	1,981
USD	150,173	EUR	129,000	UBS	BUY	0.86	11/04/2025	1,281
USD	150,747	EUR	128,000	BCY	BUY	0.85	11/04/2025	3,009
USD	155,786	EUR	133,000	MSI	BUY	0.85	11/04/2025	2,278
USD	157,581	EUR	136,000	GST	BUY	0.86	11/04/2025	610
USD	157,638	EUR	134,000	JPM	BUY	0.85	11/04/2025	2,975
USD	157,717	EUR	134,000	BCY	BUY	0.85	11/04/2025	3,054
USD	158,573	EUR	134,000	JPM	BUY	0.84	11/04/2025	3,910
USD	167,089	EUR	142,000	JPM	BUY	0.85	11/04/2025	3,193
USD	172,367	EUR	148,000	BCY	BUY	0.86	11/04/2025	1,545
USD	175,374	EUR	151,000	JPM	BUY	0.86	11/04/2025	1,089
USD	176,575	EUR	152,000	BCY	BUY	0.86	11/04/2025	1,136
USD	193,184	EUR	166,000	JPM	BUY	0.86	11/04/2025	1,587
USD	198,213	EUR	170,000	DBF	BUY	0.86	11/04/2025	1,999
USD	244,478	EUR	211,000	JPM	BUY	0.86	11/04/2025	941
USD	250,932	EUR	214,000	JPM	BUY	0.85	11/04/2025	3,933
USD	283,845	EUR	240,000	DBF	BUY	0.85	11/04/2025	6,837
USD	351,977	EUR	303,000	JPM	BUY	0.86	11/04/2025	2,254
USD	418,295	EUR	361,000	GST	BUY	0.86	11/04/2025	1,629
USD	704,240	EUR	604,000	DBF	BUY	0.86	11/04/2025	7,103
USD	741,862	EUR	638,000	JPM	BUY	0.86	11/04/2025	5,482
USD	742,866	EUR	639,000	DBF	BUY	0.86	11/04/2025	5,332
USD	865,650	EUR	739,000	DBF	BUY	0.85	11/04/2025	12,696
USD	943,548	EUR	797,800	DBF	BUY	0.85	11/04/2025	22,727
USD	1,426,152	EUR	1,221,000	CBK	BUY	0.86	11/04/2025	16,874
USD	29,900	EUR	25,700	DBF	BUY	0.86	11/28/2025	197
USD	77,368	EUR	66,500	DBF	BUY	0.86	11/28/2025	510
USD	163,781	EUR	141,000	JPM	BUY	0.86	11/28/2025	818
USD	195,143	EUR	168,000	JPM	BUY	0.86	11/28/2025	975
USD	345,449	EUR	297,000	DBF	BUY	0.86	11/28/2025	2,187

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Forward Currency Contracts (continued)

Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Appreciation
USD	492,003	EUR	423,000	DBF	BUY	0.86	11/28/2025	$3,115
USD	821,517	EUR	706,300	DBF	BUY	0.86	11/28/2025	5,202
USD	49,844	EUR	43,000	BCY	BUY	0.86	12/01/2025	138
USD	61,918	EUR	53,000	BCY	BUY	0.86	12/01/2025	652
USD	92,258	EUR	79,000	JPM	BUY	0.86	12/01/2025	937
USD	94,586	EUR	81,000	DBF	BUY	0.86	12/01/2025	954
USD	97,913	EUR	84,000	BCY	BUY	0.86	12/01/2025	812
USD	173,823	EUR	150,000	BCY	BUY	0.86	12/01/2025	430
USD	180,685	EUR	156,000	JPM	BUY	0.86	12/01/2025	356
USD	231,211	EUR	198,000	DBF	BUY	0.86	12/01/2025	2,332
USD	503,716	EUR	432,000	DBF	BUY	0.86	12/01/2025	4,343
USD	575,225	EUR	492,600	DBF	BUY	0.86	12/01/2025	5,801
USD	8,129	EUR	7,000	GST	BUY	0.86	12/17/2025	30
USD	8,198	EUR	7,000	BOA	BUY	0.85	12/17/2025	98
USD	28,269	EUR	24,000	DBF	BUY	0.85	12/17/2025	501
USD	30,633	EUR	26,000	CBK	BUY	0.85	12/17/2025	551
USD	108,220	EUR	92,000	MSI	BUY	0.85	12/17/2025	1,774
USD	112,226	EUR	96,000	CBK	BUY	0.86	12/17/2025	1,152
USD	120,561	EUR	102,000	SSB	BUY	0.85	12/17/2025	2,545
USD	41,673	GBP	31,000	UBS	BUY	0.74	11/03/2025	944
USD	1,331	GBP	1,000	GST	BUY	0.75	11/04/2025	17
USD	2,701	GBP	2,000	GST	BUY	0.74	11/04/2025	74
USD	4,052	GBP	3,000	GST	BUY	0.74	11/04/2025	111
USD	11,960	GBP	9,000	UBS	BUY	0.75	11/04/2025	136
USD	11,994	GBP	9,000	BCY	BUY	0.75	11/04/2025	169
USD	25,570	GBP	19,000	MSI	BUY	0.74	11/04/2025	607
USD	34,780	GBP	26,000	BCY	BUY	0.75	11/04/2025	620
USD	36,282	GBP	27,000	GST	BUY	0.74	11/04/2025	809
USD	37,423	GBP	28,000	SSB	BUY	0.75	11/04/2025	636
USD	37,717	GBP	28,000	BCY	BUY	0.74	11/04/2025	930
USD	39,148	GBP	29,000	UBS	BUY	0.74	11/04/2025	1,046
USD	78,015	GBP	58,000	BCY	BUY	0.74	11/04/2025	1,812
USD	78,630	GBP	59,000	UBS	BUY	0.75	11/04/2025	1,113
USD	79,233	GBP	59,000	BCY	BUY	0.74	11/04/2025	1,716
USD	79,322	GBP	59,000	UBS	BUY	0.74	11/04/2025	1,805
USD	79,408	GBP	59,000	JPM	BUY	0.74	11/04/2025	1,891
USD	84,608	GBP	63,000	UBS	BUY	0.74	11/04/2025	1,836
USD	86,478	GBP	64,000	UBS	BUY	0.74	11/04/2025	2,391
USD	90,548	GBP	68,000	UBS	BUY	0.75	11/04/2025	1,207
USD	92,666	GBP	69,000	UBS	BUY	0.74	11/04/2025	2,011
USD	106,809	GBP	80,000	JPM	BUY	0.75	11/04/2025	1,701
USD	107,144	GBP	80,000	JPM	BUY	0.75	11/04/2025	2,036
USD	107,208	GBP	80,000	BCY	BUY	0.75	11/04/2025	2,100
USD	107,366	GBP	80,000	BCY	BUY	0.75	11/04/2025	2,258

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Forward Currency Contracts (continued)

Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Appreciation
USD	107,386	GBP	80,000	BCY	BUY	0.74	11/04/2025	$2,278
USD	107,788	GBP	81,000	BCY	BUY	0.75	11/04/2025	1,367
USD	108,115	GBP	80,000	BCY	BUY	0.74	11/04/2025	3,007
USD	108,121	GBP	80,000	UBS	BUY	0.74	11/04/2025	3,013
USD	108,180	GBP	81,000	JPM	BUY	0.75	11/04/2025	1,758
USD	108,341	GBP	81,000	JPM	BUY	0.75	11/04/2025	1,920
USD	108,562	GBP	81,000	JPM	BUY	0.75	11/04/2025	2,140
USD	111,976	GBP	84,000	GST	BUY	0.75	11/04/2025	1,613
USD	128,074	GBP	96,000	JPM	BUY	0.75	11/04/2025	1,944
USD	133,421	GBP	100,000	BCY	BUY	0.75	11/04/2025	2,036
USD	133,514	GBP	100,000	BCY	BUY	0.75	11/04/2025	2,129
USD	136,333	GBP	102,000	BCY	BUY	0.75	11/04/2025	2,320
USD	137,222	GBP	102,000	BCY	BUY	0.74	11/04/2025	3,209
USD	137,389	GBP	102,000	JPM	BUY	0.74	11/04/2025	3,376
USD	137,468	GBP	102,000	UBS	BUY	0.74	11/04/2025	3,455
USD	137,804	GBP	102,000	UBS	BUY	0.74	11/04/2025	3,792
USD	140,776	GBP	105,000	HUS	BUY	0.75	11/04/2025	2,821
USD	144,528	GBP	107,000	GST	BUY	0.74	11/04/2025	3,947
USD	151,282	GBP	112,000	GST	BUY	0.74	11/04/2025	4,131
USD	157,511	GBP	117,000	UBS	BUY	0.74	11/04/2025	3,790
USD	157,944	GBP	118,000	JPM	BUY	0.75	11/04/2025	2,909
USD	172,416	GBP	129,000	JPM	BUY	0.75	11/04/2025	2,929
USD	175,956	GBP	132,000	JPM	BUY	0.75	11/04/2025	2,528
USD	180,541	GBP	134,000	PAR	BUY	0.74	11/04/2025	4,485
USD	250,421	GBP	186,000	JPM	BUY	0.74	11/04/2025	6,045
USD	350,799	GBP	263,000	BCY	BUY	0.75	11/04/2025	5,256
USD	361,197	GBP	269,000	GST	BUY	0.74	11/04/2025	7,771
USD	722,655	GBP	542,000	HUS	BUY	0.75	11/04/2025	10,548
USD	723,881	GBP	543,000	UBS	BUY	0.75	11/04/2025	10,460
USD	906,513	GBP	678,000	CBK	BUY	0.75	11/04/2025	15,723
USD	1,422,170	GBP	1,060,000	GST	BUY	0.75	11/04/2025	29,489
USD	18,640	GBP	14,000	JPM	BUY	0.75	11/28/2025	245
USD	19,972	GBP	15,000	JPM	BUY	0.75	11/28/2025	263
USD	107,920	GBP	81,000	HUS	BUY	0.75	11/28/2025	1,492
USD	179,867	GBP	135,000	HUS	BUY	0.75	11/28/2025	2,486
USD	186,344	GBP	139,900	BCY	BUY	0.75	11/28/2025	2,525
USD	1,331	GBP	1,000	GST	BUY	0.75	12/01/2025	17
USD	2,662	GBP	2,000	GST	BUY	0.75	12/01/2025	34
USD	3,992	GBP	3,000	GST	BUY	0.75	12/01/2025	50
USD	87,830	GBP	66,000	GST	BUY	0.75	12/01/2025	1,110
USD	133,202	GBP	101,000	UBS	BUY	0.76	12/01/2025	494
USD	133,323	GBP	101,000	JPM	BUY	0.76	12/01/2025	615
USD	549,605	GBP	413,000	GST	BUY	0.75	12/01/2025	6,948
USD	1,196,356	GBP	899,000	GST	BUY	0.75	12/01/2025	15,124

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Forward Currency Contracts (continued)

Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Appreciation
USD	1,350	GBP	1,000	CBK	BUY	0.74	12/17/2025	$36
USD	6,710	GBP	5,000	CBK	BUY	0.75	12/17/2025	140
USD	15,994	GBP	12,000	CBK	BUY	0.75	12/17/2025	226
USD	94,640	GBP	71,000	JPM	BUY	0.75	12/17/2025	1,351
USD	434,319	HKD	3,375,000	MSI	BUY	7.77	11/04/2025	79
USD	2,576	HKD	20,000	DBF	BUY	7.77	11/28/2025	1
USD	18,673	HKD	145,000	DBF	BUY	7.77	11/28/2025	8
USD	22,214	HKD	172,500	SCB	BUY	7.77	11/28/2025	9
USD	66,964	HKD	520,000	DBF	BUY	7.77	11/28/2025	27
USD	79,198	HKD	615,000	SCB	BUY	7.77	11/28/2025	32
USD	348,923	HKD	2,710,000	PAR	BUY	7.77	12/01/2025	56
USD	6,439	HKD	50,000	SCB	BUY	7.76	12/17/2025	2
HKD	2,080,000	USD	267,444	HUS	SELL	7.78	11/04/2025	177
USD	36,142	HUF	11,928,000	BCY	BUY	330.04	11/04/2025	643
USD	52,280	HUF	17,400,000	HUS	BUY	332.82	11/04/2025	496
USD	83,506	HUF	27,900,000	BCY	BUY	334.11	11/04/2025	473
USD	86,661	HUF	28,900,000	BCY	BUY	333.48	11/04/2025	652
USD	98,535	HUF	33,100,000	BCY	BUY	335.92	11/04/2025	27
USD	107,264	HUF	35,800,000	BCY	BUY	333.76	11/04/2025	720
USD	137,121	HUF	45,900,000	JPM	BUY	334.74	11/04/2025	519
USD	157,287	HUF	52,500,000	PAR	BUY	333.79	11/04/2025	1,042
USD	236,124	HUF	78,800,000	BCY	BUY	333.72	11/04/2025	1,608
USD	878,929	HUF	290,240,000	GST	BUY	330.22	11/04/2025	15,151
USD	15,757	HUF	5,300,000	BCY	BUY	336.36	11/28/2025	9
USD	83,233	HUF	28,000,000	PAR	BUY	336.41	12/01/2025	53
USD	306,568	HUF	102,340,000	BCY	BUY	333.83	12/01/2025	2,545
USD	450,248	HUF	150,304,000	BCY	BUY	333.83	12/01/2025	3,737
HUF	115,500,000	USD	340,504	GST	SELL	339.20	11/04/2025	3,234
HUF	50,000,000	USD	148,493	BCY	SELL	336.72	11/04/2025	312
HUF	31,800,000	USD	94,591	BCY	SELL	336.18	11/04/2025	48
HUF	28,400,000	USD	84,110	BCY	SELL	337.65	11/04/2025	411
USD	84,734	INR	7,450,000	JPM	BUY	87.92	11/04/2025	810
USD	2,001,665	INR	176,747,000	CBK	BUY	88.30	11/04/2025	10,626
USD	2,002,776	INR	176,747,000	PAR	BUY	88.25	11/04/2025	11,737
USD	15,774	INR	1,395,000	CBK	BUY	88.43	12/01/2025	82
USD	15,784	INR	1,395,000	PAR	BUY	88.38	12/01/2025	91
USD	281,822	INR	25,030,000	DBF	BUY	88.81	12/01/2025	256
INR	155,280,000	USD	1,745,749	DBF	SELL	88.95	11/04/2025	3,466
INR	66,078,000	USD	743,285	BOA	SELL	88.90	11/04/2025	1,078
INR	65,560,000	USD	737,894	BOA	SELL	88.85	11/04/2025	634
INR	33,886,000	USD	381,213	BOA	SELL	88.89	11/04/2025	510
INR	29,150,000	USD	327,721	DBF	SELL	88.95	11/04/2025	651
INR	6,230,000	USD	70,019	DBF	SELL	88.98	11/04/2025	161
USD	127,879	IDR	2,124,000,000	DBF	BUY	16,608.54	12/01/2025	368

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Forward Currency Contracts (continued)

Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Appreciation
USD	118,745	ILS	385,000	DBF	BUY	3.24	12/01/2025	$446
ILS	2,050,000	USD	628,545	GST	SELL	3.26	11/04/2025	1,410
ILS	1,080,000	USD	327,605	GST	SELL	3.30	11/04/2025	4,274
ILS	395,000	USD	118,972	CBK	SELL	3.32	11/04/2025	2,409
JPY	5,555,775	AUD	55,000	UBS	BUY	153.71	11/04/2025	58
USD	10,874	JPY	1,600,000	MSI	BUY	147.14	11/04/2025	488
USD	14,611	JPY	2,200,000	GST	BUY	150.57	11/04/2025	331
USD	17,044	JPY	2,600,000	BOA	BUY	152.55	11/04/2025	167
USD	29,904	JPY	4,400,000	MSI	BUY	147.14	11/04/2025	1,343
USD	30,058	JPY	4,400,000	DBF	BUY	146.39	11/04/2025	1,496
USD	36,263	JPY	5,400,000	BCY	BUY	148.91	11/04/2025	1,210
USD	54,321	JPY	7,981,000	JPM	BUY	146.92	11/04/2025	2,515
USD	77,434	JPY	11,800,000	BOA	BUY	152.39	11/04/2025	838
USD	77,459	JPY	11,800,000	JPM	BUY	152.34	11/04/2025	863
USD	78,416	JPY	11,500,000	PAR	BUY	146.65	11/04/2025	3,768
USD	78,898	JPY	11,600,000	BCY	BUY	147.03	11/04/2025	3,600
USD	79,301	JPY	11,900,000	BCY	BUY	150.06	11/04/2025	2,056
USD	79,315	JPY	11,700,000	BCY	BUY	147.51	11/04/2025	3,368
USD	79,653	JPY	11,800,000	JPM	BUY	148.14	11/04/2025	3,057
USD	79,724	JPY	12,100,000	BCY	BUY	151.77	11/04/2025	1,181
USD	79,822	JPY	11,700,000	PAR	BUY	146.58	11/04/2025	3,875
USD	79,879	JPY	11,700,000	BCY	BUY	146.47	11/04/2025	3,932
USD	80,055	JPY	11,800,000	BCY	BUY	147.40	11/04/2025	3,459
USD	86,090	JPY	13,100,000	BCY	BUY	152.17	11/04/2025	1,055
USD	90,993	JPY	13,900,000	JPM	BUY	152.76	11/04/2025	765
USD	101,138	JPY	15,400,000	BCY	BUY	152.27	11/04/2025	1,174
USD	105,776	JPY	16,100,000	BCY	BUY	152.21	11/04/2025	1,268
USD	106,553	JPY	16,200,000	JPM	BUY	152.04	11/04/2025	1,396
USD	106,952	JPY	16,300,000	JPM	BUY	152.41	11/04/2025	1,145
USD	107,060	JPY	16,300,000	JPM	BUY	152.25	11/04/2025	1,253
USD	108,345	JPY	16,500,000	UBS	BUY	152.29	11/04/2025	1,240
USD	108,418	JPY	16,300,000	BCY	BUY	150.34	11/04/2025	2,612
USD	108,698	JPY	16,100,000	JPM	BUY	148.12	11/04/2025	4,190
USD	108,743	JPY	15,900,000	JPM	BUY	146.22	11/04/2025	5,533
USD	109,657	JPY	16,700,000	JPM	BUY	152.29	11/04/2025	1,254
USD	120,985	JPY	18,200,000	JPM	BUY	150.43	11/04/2025	2,846
USD	123,638	JPY	18,100,000	JPM	BUY	146.40	11/04/2025	6,147
USD	128,993	JPY	19,300,000	JPM	BUY	149.62	11/04/2025	3,713
USD	135,998	JPY	20,300,000	UBS	BUY	149.27	11/04/2025	4,227
USD	136,097	JPY	20,500,000	BOA	BUY	150.63	11/04/2025	3,028
USD	136,522	JPY	20,800,000	BCY	BUY	152.36	11/04/2025	1,505
USD	154,387	JPY	23,600,000	JPM	BUY	152.86	11/04/2025	1,195
USD	159,036	JPY	23,500,000	BCY	BUY	147.77	11/04/2025	6,493
USD	160,702	JPY	23,800,000	MSI	BUY	148.10	11/04/2025	6,212

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Forward Currency Contracts (continued)

Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Appreciation
USD	178,897	JPY	26,900,000	BCY	BUY	150.37	11/04/2025	$4,284
USD	178,918	JPY	26,200,000	CBK	BUY	146.44	11/04/2025	8,849
USD	202,985	JPY	30,823,000	PAR	BUY	151.85	11/04/2025	2,907
USD	237,950	JPY	35,500,000	JPM	BUY	149.19	11/04/2025	7,513
USD	439,950	JPY	67,300,000	HUS	BUY	152.97	11/04/2025	3,093
USD	620,537	JPY	94,800,000	MSI	BUY	152.77	11/04/2025	5,173
USD	620,553	JPY	94,800,000	CBK	BUY	152.77	11/04/2025	5,189
USD	893,940	JPY	133,000,000	MSI	BUY	148.78	11/04/2025	30,612
USD	1,460,521	JPY	219,800,000	MSI	BUY	150.49	11/04/2025	33,758
USD	7,215	JPY	1,100,000	MSI	BUY	152.47	11/28/2025	58
USD	14,427	JPY	2,200,000	JPM	BUY	152.49	11/28/2025	113
USD	23,611	JPY	3,600,000	MSI	BUY	152.47	11/28/2025	188
USD	104,271	JPY	15,900,000	JPM	BUY	152.49	11/28/2025	820
USD	10,565	JPY	1,600,000	PAR	BUY	151.44	12/01/2025	152
USD	15,848	JPY	2,400,000	PAR	BUY	151.44	12/01/2025	228
USD	19,707	JPY	3,000,000	UBS	BUY	152.23	12/01/2025	182
USD	83,847	JPY	12,700,000	BCY	BUY	151.47	12/01/2025	1,191
USD	105,518	JPY	16,000,000	BCY	BUY	151.63	12/01/2025	1,385
USD	132,153	JPY	20,300,000	BCY	BUY	153.61	12/01/2025	33
USD	292,524	JPY	44,300,000	PAR	BUY	151.44	12/01/2025	4,204
USD	327,429	JPY	49,617,000	MSI	BUY	151.53	12/01/2025	4,505
USD	655,496	JPY	99,383,000	CBK	BUY	151.61	12/01/2025	8,677
USD	71,323	JPY	10,800,000	CBK	BUY	151.42	12/17/2025	916
USD	93,218	JPY	14,200,000	PAR	BUY	152.33	12/17/2025	646
USD	120,708	JPY	17,700,000	CBK	BUY	146.64	12/17/2025	5,318
USD	219,868	JPY	32,100,000	PAR	BUY	146.00	12/17/2025	10,603
JPY	11,700,000	USD	76,118	UBS	SELL	153.71	12/01/2025	30
JPY	10,882,000	USD	70,692	BCY	SELL	153.94	12/01/2025	132
USD	7,606	MXN	140,000	DBF	BUY	18.41	11/04/2025	60
USD	9,756	MXN	180,000	DBF	BUY	18.45	11/04/2025	54
USD	11,407	MXN	210,000	HUS	BUY	18.41	11/04/2025	87
USD	78,240	MXN	1,440,000	GST	BUY	18.40	11/04/2025	618
USD	78,477	MXN	1,450,000	JPM	BUY	18.48	11/04/2025	317
USD	78,895	MXN	1,460,000	BOA	BUY	18.51	11/04/2025	196
USD	85,328	MXN	1,570,000	JPM	BUY	18.40	11/04/2025	699
USD	86,218	MXN	1,590,000	BCY	BUY	18.44	11/04/2025	511
USD	92,720	MXN	1,720,000	JPM	BUY	18.55	11/04/2025	5
USD	93,132	MXN	1,720,000	JPM	BUY	18.47	11/04/2025	417
USD	93,518	MXN	1,720,000	JPM	BUY	18.39	11/04/2025	803
USD	93,689	MXN	1,720,000	JPM	BUY	18.36	11/04/2025	974
USD	100,378	MXN	1,840,000	BCY	BUY	18.33	11/04/2025	1,195
USD	107,782	MXN	1,980,000	BOA	BUY	18.37	11/04/2025	1,052
USD	113,761	MXN	2,094,000	GST	BUY	18.41	11/04/2025	886
USD	113,956	MXN	2,110,000	BOA	BUY	18.52	11/04/2025	218

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Forward Currency Contracts (continued)

Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Appreciation
USD	115,327	MXN	2,130,000	BCY	BUY	18.47	11/04/2025	$511
USD	119,678	MXN	2,220,000	BCY	BUY	18.55	11/04/2025	11
USD	120,876	MXN	2,226,000	BCY	BUY	18.42	11/04/2025	885
USD	135,161	MXN	2,490,000	BCY	BUY	18.42	11/04/2025	940
USD	135,279	MXN	2,500,000	BCY	BUY	18.48	11/04/2025	519
USD	136,712	MXN	2,510,000	JPM	BUY	18.36	11/04/2025	1,413
USD	237,466	MXN	4,370,000	SSB	BUY	18.40	11/04/2025	1,906
USD	398,651	MXN	7,330,000	GST	BUY	18.39	11/04/2025	3,535
USD	769,147	MXN	14,200,000	RBC	BUY	18.46	11/04/2025	3,711
USD	1,009,100	MXN	18,630,000	RBC	BUY	18.46	11/04/2025	4,868
USD	10,299	MXN	190,000	SSB	BUY	18.45	11/28/2025	83
USD	51,306	MXN	950,000	RBC	BUY	18.52	12/01/2025	242
USD	54,690	MXN	1,011,000	JPM	BUY	18.49	12/01/2025	347
USD	54,719	MXN	1,011,000	JPM	BUY	18.48	12/01/2025	376
USD	71,190	MXN	1,323,000	BCY	BUY	18.58	12/01/2025	77
USD	132,594	MXN	2,450,000	JPM	BUY	18.48	12/01/2025	903
USD	255,151	MXN	4,718,000	HUS	BUY	18.49	12/01/2025	1,551
MXN	2,230,000	USD	120,133	JPM	SELL	18.56	11/04/2025	73
MXN	1,840,000	USD	99,106	JPM	SELL	18.57	11/04/2025	77
MXN	1,580,000	USD	85,056	BCY	SELL	18.58	11/04/2025	112
MXN	2,450,000	USD	131,395	BOA	SELL	18.65	12/01/2025	296
USD	6,303	TWD	193,000	DBF	BUY	30.62	11/04/2025	25
USD	102,856	TWD	3,130,000	UBS	BUY	30.43	11/04/2025	1,037
USD	149,691	TWD	4,600,000	DBF	BUY	30.73	11/04/2025	54
USD	788,672	TWD	23,810,000	CBK	BUY	30.19	11/04/2025	14,136
USD	312,746	TWD	9,373,000	JPM	BUY	29.97	07/07/2026	3,196
TWD	13,255,000	USD	430,357	MSI	SELL	30.80	11/04/2025	826
USD	20,053	NZD	35,000	HUS	BUY	1.75	11/04/2025	11
USD	48,678	NZD	83,000	UBS	BUY	1.70	11/04/2025	1,148
USD	51,986	NZD	90,000	HUS	BUY	1.73	11/04/2025	447
USD	77,359	NZD	135,000	BCY	BUY	1.75	11/04/2025	52
USD	77,450	NZD	135,000	BCY	BUY	1.74	11/04/2025	142
USD	77,779	NZD	135,000	BCY	BUY	1.74	11/04/2025	471
USD	81,072	NZD	140,000	BOA	BUY	1.73	11/04/2025	901
USD	83,279	NZD	145,000	BCY	BUY	1.74	11/04/2025	244
USD	91,734	NZD	160,000	BCY	BUY	1.74	11/04/2025	110
USD	91,871	NZD	160,000	BCY	BUY	1.74	11/04/2025	247
USD	93,468	NZD	160,000	JPM	BUY	1.71	11/04/2025	1,844
USD	97,742	NZD	170,000	BOA	BUY	1.74	11/04/2025	391
USD	99,148	NZD	170,000	DBF	BUY	1.71	11/04/2025	1,797
USD	101,890	NZD	175,000	BCY	BUY	1.72	11/04/2025	1,676
USD	134,913	NZD	235,000	BCY	BUY	1.74	11/04/2025	340
USD	150,420	NZD	260,000	JPM	BUY	1.73	11/04/2025	1,531
USD	165,424	NZD	285,000	BCY	BUY	1.72	11/04/2025	2,219

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Forward Currency Contracts (continued)

Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Appreciation
USD	465,576	NZD	805,000	DBF	BUY	1.73	11/04/2025	$4,593
USD	538,945	NZD	935,000	MSI	BUY	1.73	11/04/2025	3,517
USD	3,530,773	NZD	6,097,000	BCY	BUY	1.73	11/04/2025	39,326
USD	2,529	NZD	4,400	SCB	BUY	1.74	11/28/2025	7
USD	68,411	NZD	118,000	BCY	BUY	1.72	12/01/2025	762
USD	98,222	NZD	170,000	DBF	BUY	1.73	12/01/2025	762
USD	189,764	NZD	330,000	HUS	BUY	1.74	12/01/2025	577
USD	201,175	NZD	347,000	BCY	BUY	1.72	12/01/2025	2,242
USD	468,919	NZD	810,000	MSI	BUY	1.73	12/01/2025	4,550
NZD	1,281,000	USD	730,710	UBS	SELL	1.75	11/04/2025	2,854
NZD	689,000	USD	393,812	PAR	SELL	1.75	11/04/2025	744
NZD	235,000	USD	134,506	UBS	SELL	1.75	11/04/2025	67
NZD	145,000	USD	83,028	BOA	SELL	1.75	11/04/2025	6
NZD	145,000	USD	82,935	BCY	SELL	1.75	11/04/2025	99
USD	1,013	NOK	10,000	UBS	BUY	9.87	11/04/2025	24
USD	77,740	NOK	780,000	JPM	BUY	10.03	11/04/2025	642
USD	79,376	NOK	800,000	UBS	BUY	10.08	11/04/2025	300
USD	82,678	NOK	820,000	JPM	BUY	9.92	11/04/2025	1,626
USD	84,122	NOK	840,000	JPM	BUY	9.99	11/04/2025	1,093
USD	85,607	NOK	860,000	UBS	BUY	10.05	11/04/2025	601
USD	86,566	NOK	860,000	JPM	BUY	9.93	11/04/2025	1,561
USD	86,822	NOK	860,000	BCY	BUY	9.91	11/04/2025	1,816
USD	90,616	NOK	900,000	BCY	BUY	9.93	11/04/2025	1,656
USD	92,768	NOK	930,000	JPM	BUY	10.02	11/04/2025	843
USD	93,578	NOK	930,000	BCY	BUY	9.94	11/04/2025	1,653
USD	94,826	NOK	940,000	UBS	BUY	9.91	11/04/2025	1,913
USD	101,607	NOK	1,010,000	UBS	BUY	9.94	11/04/2025	1,775
USD	101,635	NOK	1,010,000	JPM	BUY	9.94	11/04/2025	1,803
USD	107,695	NOK	1,070,000	JPM	BUY	9.94	11/04/2025	1,932
USD	108,462	NOK	1,080,000	JPM	BUY	9.96	11/04/2025	1,711
USD	115,354	NOK	1,150,000	DBF	BUY	9.97	11/04/2025	1,684
USD	133,914	NOK	1,350,000	JPM	BUY	10.08	11/04/2025	474
USD	134,140	NOK	1,350,000	JPM	BUY	10.06	11/04/2025	701
USD	143,860	NOK	1,430,000	UBS	BUY	9.94	11/04/2025	2,513
USD	143,955	NOK	1,430,000	UBS	BUY	9.93	11/04/2025	2,608
USD	159,929	NOK	1,590,000	JPM	BUY	9.94	11/04/2025	2,767
USD	160,088	NOK	1,597,000	TDS	BUY	9.98	11/04/2025	2,234
USD	177,696	NOK	1,794,000	UBS	BUY	10.10	11/04/2025	370
USD	177,931	NOK	1,770,000	TDS	BUY	9.95	11/04/2025	2,977
USD	186,258	NOK	1,850,000	DBF	BUY	9.93	11/04/2025	3,396
USD	203,883	NOK	2,033,000	JPM	BUY	9.97	11/04/2025	2,933
USD	289,950	NOK	2,926,000	GST	BUY	10.09	11/04/2025	733
USD	441,529	NOK	4,359,000	UBS	BUY	9.87	11/04/2025	10,668
USD	1,599	NOK	16,000	DBF	BUY	10.00	11/28/2025	18

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Forward Currency Contracts (continued)

Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Appreciation
USD	998	NOK	10,000	GST	BUY	10.02	12/01/2025	$10
USD	83,514	NOK	840,000	UBS	BUY	10.06	12/01/2025	486
USD	118,324	NOK	1,190,000	UBS	BUY	10.06	12/01/2025	700
USD	189,020	NOK	1,890,000	UBS	BUY	10.00	12/01/2025	2,206
USD	321,713	NOK	3,223,000	GST	BUY	10.02	12/01/2025	3,141
USD	2,263,769	NOK	22,679,000	GST	BUY	10.02	12/01/2025	22,100
USD	5,030	NOK	50,000	CBK	BUY	9.94	12/17/2025	88
USD	9,022	NOK	90,000	CBK	BUY	9.98	12/17/2025	126
USD	86,661	NOK	860,000	MSI	BUY	9.92	12/17/2025	1,659
NOK	860,000	USD	84,408	JPM	SELL	10.19	11/04/2025	598
NOK	860,000	USD	84,334	BCY	SELL	10.20	11/04/2025	672
PEN	792,000	USD	226,247	SCB	SELL	3.50	11/04/2025	8,656
PEN	792,000	USD	233,195	CBK	SELL	3.40	12/01/2025	1,511
PHP	34,830,000	USD	587,947	JPM	SELL	59.24	12/01/2025	5,112
USD	36,090	PLN	132,000	BCY	BUY	3.66	11/04/2025	317
USD	92,461	PLN	335,000	BCY	BUY	3.62	11/04/2025	1,675
USD	121,920	PLN	445,000	BCY	BUY	3.65	11/04/2025	1,323
USD	135,514	PLN	500,000	BCY	BUY	3.69	11/04/2025	13
USD	237,766	PLN	865,000	BCY	BUY	3.64	11/04/2025	3,349
USD	290,147	PLN	1,070,000	BCY	BUY	3.69	11/04/2025	175
USD	1,870,278	PLN	6,746,000	GST	BUY	3.61	11/04/2025	42,094
USD	1,372	PLN	5,000	BCY	BUY	3.64	11/28/2025	17
USD	12,737	PLN	46,500	GST	BUY	3.65	11/28/2025	137
USD	124,039	PLN	455,000	PAR	BUY	3.67	12/01/2025	758
USD	143,582	PLN	522,000	BCY	BUY	3.64	12/01/2025	2,148
USD	318,797	PLN	1,159,000	BCY	BUY	3.64	12/01/2025	4,769
USD	6,235	SGD	8,000	BCY	BUY	1.28	11/04/2025	88
USD	77,562	SGD	100,000	HUS	BUY	1.29	11/04/2025	725
USD	84,809	SGD	110,000	BCY	BUY	1.30	11/04/2025	288
USD	84,908	SGD	110,000	BCY	BUY	1.30	11/04/2025	387
USD	92,633	SGD	120,000	BCY	BUY	1.30	11/04/2025	428
USD	96,368	SGD	125,000	BCY	BUY	1.30	11/04/2025	321
USD	100,874	SGD	130,000	BCY	BUY	1.29	11/04/2025	985
USD	103,982	SGD	135,000	JPM	BUY	1.30	11/04/2025	252
USD	104,029	SGD	135,000	JPM	BUY	1.30	11/04/2025	298
USD	107,947	SGD	140,000	BCY	BUY	1.30	11/04/2025	375
USD	108,051	SGD	140,000	UBS	BUY	1.30	11/04/2025	478
USD	108,249	SGD	140,000	HUS	BUY	1.29	11/04/2025	676
USD	108,789	SGD	140,000	JPM	BUY	1.29	11/04/2025	1,216
USD	108,852	SGD	140,000	JPM	BUY	1.29	11/04/2025	1,280
USD	118,211	SGD	152,000	BCY	BUY	1.29	11/04/2025	1,419
USD	127,578	SGD	165,000	JPM	BUY	1.29	11/04/2025	796
USD	128,498	SGD	165,000	BCY	BUY	1.28	11/04/2025	1,717
USD	135,292	SGD	175,000	JPM	BUY	1.29	11/04/2025	827

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Forward Currency Contracts (continued)

Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Appreciation
USD	143,053	SGD	185,000	PAR	BUY	1.29	11/04/2025	$903
USD	143,099	SGD	185,000	JPM	BUY	1.29	11/04/2025	949
USD	143,104	SGD	185,000	BCY	BUY	1.29	11/04/2025	954
USD	143,168	SGD	185,000	JPM	BUY	1.29	11/04/2025	1,019
USD	143,279	SGD	185,000	JPM	BUY	1.29	11/04/2025	1,130
USD	144,001	SGD	185,000	JPM	BUY	1.28	11/04/2025	1,852
USD	144,113	SGD	185,000	JPM	BUY	1.28	11/04/2025	1,963
USD	177,260	SGD	230,000	BCY	BUY	1.30	11/04/2025	534
USD	177,342	SGD	230,000	PAR	BUY	1.30	11/04/2025	616
USD	178,913	SGD	230,000	BCY	BUY	1.29	11/04/2025	2,187
USD	181,256	SGD	235,000	BCY	BUY	1.30	11/04/2025	688
USD	181,309	SGD	235,000	UBS	BUY	1.30	11/04/2025	741
USD	251,958	SGD	325,000	JPM	BUY	1.29	11/04/2025	2,237
USD	252,075	SGD	325,000	JPM	BUY	1.29	11/04/2025	2,354
USD	258,321	SGD	335,000	HUS	BUY	1.30	11/04/2025	916
USD	330,817	SGD	425,000	HUS	BUY	1.28	11/04/2025	4,258
USD	453,656	SGD	585,000	HUS	BUY	1.29	11/04/2025	4,158
USD	958,099	SGD	1,226,000	PAR	BUY	1.28	11/04/2025	16,073
USD	1,344,152	SGD	1,720,000	PAR	BUY	1.28	11/04/2025	22,549
USD	7,712	SGD	10,000	GST	BUY	1.30	11/28/2025	14
USD	7,722	SGD	10,000	UBS	BUY	1.29	11/28/2025	24
USD	92,824	SGD	120,000	UBS	BUY	1.29	12/01/2025	426
USD	92,875	SGD	120,000	PAR	BUY	1.29	12/01/2025	478
USD	123,864	SGD	160,000	JPM	BUY	1.29	12/01/2025	667
USD	146,729	SGD	190,000	UBS	BUY	1.29	12/01/2025	432
USD	181,889	SGD	235,000	SSB	BUY	1.29	12/01/2025	943
USD	1,162,462	SGD	1,501,000	UBS	BUY	1.29	12/01/2025	6,718
USD	2,137,505	SGD	2,760,000	UBS	BUY	1.29	12/01/2025	12,352
USD	106,817	ZAR	1,850,000	BCY	BUY	17.32	11/04/2025	81
USD	114,700	ZAR	1,980,000	MSI	BUY	17.26	11/04/2025	463
USD	135,824	ZAR	2,340,000	PAR	BUY	17.23	11/04/2025	818
USD	137,711	ZAR	2,380,000	BCY	BUY	17.28	11/04/2025	397
USD	144,253	ZAR	2,490,000	MSI	BUY	17.26	11/04/2025	592
USD	299,567	ZAR	5,180,000	BOA	BUY	17.29	11/04/2025	706
USD	105,255	ZAR	1,820,000	BCY	BUY	17.29	12/01/2025	445
USD	132,850	ZAR	2,280,000	BCY	BUY	17.16	12/01/2025	1,548
USD	3,041,955	ZAR	52,610,000	MSI	BUY	17.29	12/01/2025	12,240
ZAR	1,860,000	USD	107,132	BCY	SELL	17.36	11/04/2025	181
ZAR	1,360,000	USD	78,185	BCY	SELL	17.39	11/04/2025	280
USD	870	KRW	1,210,000	JPM	BUY	1,391.58	11/04/2025	20
KRW	212,940,000	USD	148,680	PAR	SELL	1,432.19	11/04/2025	777
KRW	1,210,000	USD	841	PAR	SELL	1,438.15	11/04/2025	8
KRW	1,837,045,000	USD	1,278,843	PAR	SELL	1,436.49	12/01/2025	8,595
KRW	129,420,000	USD	90,554	MSI	SELL	1,429.20	12/01/2025	146

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Forward Currency Contracts (continued)

Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Appreciation
USD	9,405	SEK	88,000	BCY	BUY	9.36	11/04/2025	$135
USD	10,763	SEK	100,000	DBF	BUY	9.29	11/04/2025	229
USD	13,808	SEK	130,000	BOA	BUY	9.42	11/04/2025	113
USD	14,315	SEK	133,000	DBF	BUY	9.29	11/04/2025	304
USD	14,751	SEK	140,000	BOA	BUY	9.49	11/04/2025	2
USD	27,759	SEK	260,000	MSI	BUY	9.37	11/04/2025	369
USD	77,491	SEK	730,000	BCY	BUY	9.42	11/04/2025	588
USD	77,535	SEK	730,000	BCY	BUY	9.42	11/04/2025	632
USD	77,551	SEK	730,000	BCY	BUY	9.41	11/04/2025	649
USD	79,717	SEK	750,000	BCY	BUY	9.41	11/04/2025	707
USD	81,446	SEK	760,000	BCY	BUY	9.33	11/04/2025	1,383
USD	81,984	SEK	770,000	JPM	BUY	9.39	11/04/2025	868
USD	82,796	SEK	780,000	BCY	BUY	9.42	11/04/2025	626
USD	84,616	SEK	800,000	BCY	BUY	9.45	11/04/2025	339
USD	88,544	SEK	830,000	BCY	BUY	9.37	11/04/2025	1,107
USD	91,661	SEK	870,000	BCY	BUY	9.49	11/04/2025	10
USD	94,220	SEK	880,000	UBS	BUY	9.34	11/04/2025	1,515
USD	98,928	SEK	930,000	BCY	BUY	9.40	11/04/2025	955
USD	99,956	SEK	930,000	BCY	BUY	9.30	11/04/2025	1,984
USD	106,339	SEK	1,000,000	UBS	BUY	9.40	11/04/2025	992
USD	121,863	SEK	1,150,000	BCY	BUY	9.44	11/04/2025	715
USD	123,079	SEK	1,160,000	JPM	BUY	9.42	11/04/2025	877
USD	123,786	SEK	1,150,000	JPM	BUY	9.29	11/04/2025	2,638
USD	134,463	SEK	1,270,000	BCY	BUY	9.44	11/04/2025	673
USD	136,564	SEK	1,290,000	BCY	BUY	9.45	11/04/2025	667
USD	146,536	SEK	1,380,000	BCY	BUY	9.42	11/04/2025	1,158
USD	187,061	SEK	1,770,000	JPM	BUY	9.46	11/04/2025	598
USD	218,526	SEK	2,050,000	UBS	BUY	9.38	11/04/2025	2,566
USD	218,564	SEK	2,050,000	UBS	BUY	9.38	11/04/2025	2,604
USD	3,791,964	SEK	35,230,000	DBF	BUY	9.29	11/04/2025	80,613
USD	3,095	SEK	29,000	JPM	BUY	9.37	11/28/2025	35
USD	11,751	SEK	110,000	BOA	BUY	9.36	11/28/2025	146
USD	27,533	SEK	258,000	JPM	BUY	9.37	11/28/2025	314
USD	136,891	SEK	1,290,000	MSI	BUY	9.42	11/28/2025	798
USD	881,002	SEK	8,240,000	DBF	BUY	9.35	11/28/2025	11,699
USD	10,678	SEK	100,000	GST	BUY	9.37	12/01/2025	126
USD	45,914	SEK	430,000	GST	BUY	9.37	12/01/2025	542
USD	432,174	SEK	4,040,000	UBS	BUY	9.35	12/01/2025	5,886
USD	1,024,528	SEK	9,595,000	GST	BUY	9.37	12/01/2025	12,095
USD	2,860,029	SEK	26,785,000	GST	BUY	9.37	12/01/2025	33,763
USD	1,071	SEK	10,000	MSI	BUY	9.34	12/17/2025	15
USD	2,166	SEK	20,000	SSB	BUY	9.23	12/17/2025	54
USD	5,357	SEK	50,000	CBK	BUY	9.33	12/17/2025	77
USD	6,404	SEK	60,000	HUS	BUY	9.37	12/17/2025	67

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Forward Currency Contracts (continued)

Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Appreciation
USD	8,534	SEK	80,000	CBK	BUY	9.37	12/17/2025	$85
USD	12,793	SEK	120,000	CBK	BUY	9.38	12/17/2025	119
SEK	1,150,000	USD	120,549	JPM	SELL	9.54	11/04/2025	599
SEK	880,000	USD	92,067	UBS	SELL	9.56	11/04/2025	638
SEK	750,000	USD	78,803	UBS	SELL	9.52	11/04/2025	207
USD	44,294	CHF	35,000	UBS	BUY	1.27	11/04/2025	694
USD	69,281	CHF	55,000	JPM	BUY	1.26	11/04/2025	766
USD	82,679	CHF	65,000	UBS	BUY	1.27	11/04/2025	1,707
USD	88,287	CHF	70,000	BCY	BUY	1.26	11/04/2025	1,087
USD	88,487	CHF	70,000	BCY	BUY	1.26	11/04/2025	1,287
USD	88,574	CHF	70,000	UBS	BUY	1.27	11/04/2025	1,374
USD	88,576	CHF	70,000	JPM	BUY	1.27	11/04/2025	1,375
USD	88,708	CHF	70,000	BCY	BUY	1.27	11/04/2025	1,507
USD	94,385	CHF	75,000	BCY	BUY	1.26	11/04/2025	956
USD	95,131	CHF	75,000	BCY	BUY	1.27	11/04/2025	1,702
USD	106,627	CHF	85,000	UBS	BUY	1.25	11/04/2025	741
USD	106,855	CHF	85,000	BCY	BUY	1.26	11/04/2025	969
USD	107,015	CHF	85,000	BCY	BUY	1.26	11/04/2025	1,129
USD	107,465	CHF	85,000	BCY	BUY	1.26	11/04/2025	1,579
USD	132,128	CHF	105,000	JPM	BUY	1.26	11/04/2025	1,327
USD	157,912	CHF	125,000	BCY	BUY	1.26	11/04/2025	2,197
USD	37,517	CHF	30,000	JPM	BUY	1.25	11/28/2025	40
USD	56,724	CHF	45,000	DBF	BUY	1.26	11/28/2025	509
USD	56,925	CHF	45,000	BOA	BUY	1.26	11/28/2025	710
USD	76,019	CHF	60,300	UBS	BUY	1.26	11/28/2025	690
USD	18,983	CHF	15,000	PAR	BUY	1.27	12/01/2025	238
USD	80,996	CHF	64,000	PAR	BUY	1.27	12/01/2025	1,017
USD	6,314	CHF	5,000	HUS	BUY	1.26	12/17/2025	53
USD	19,121	CHF	15,000	PAR	BUY	1.27	12/17/2025	340
CHF	10,000	USD	12,442	UBS	SELL	1.24	11/04/2025	15
USD	382,536	THB	12,310,000	BCY	BUY	32.18	11/04/2025	1,834
USD	414,353	THB	13,280,000	BCY	BUY	32.05	11/04/2025	3,652
USD	275,830	THB	8,890,000	HUS	BUY	32.23	12/01/2025	311
USD	352,839	THB	11,372,000	HUS	BUY	32.23	12/01/2025	398
THB	5,420,000	USD	167,026	HUS	SELL	32.45	11/04/2025	594
THB	3,880,000	USD	118,437	JPM	SELL	32.76	11/04/2025	1,557
THB	3,310,000	USD	101,301	BCY	SELL	32.67	11/04/2025	1,065
THB	2,770,000	USD	84,241	BCY	SELL	32.88	11/04/2025	1,425
Total Unrealized Appreciation on Forward Currency Contracts								$1,603,527

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Futures Contracts

Contract		Currency	Number of Contracts	Aggregate Notional Value	Expiration Date	Market Value	Unrealized Appreciation
10YR Euro-Bund Bonds	BUY	EUR	17	$2,538,813	12/2025	$10,122	$10,122
3 Month Euribor	SELL	EUR	5	1,414,111	03/2026	289	289
3 Month SOFR	SELL	USD	6	1,443,375	03/2026	988	988
5YR Euro-Bobl Notes	BUY	EUR	73	9,964,186	12/2025	1,223	1,223
5YR U.S. Treasury Notes	SELL	USD	12	1,310,531	12/2025	4,641	4,641
Brent Crude Oil	BUY	USD	3	190,980	07/2026	151	151
Brent Crude Oil	SELL	USD	1	64,770	11/2025	1,900	1,900
Canola	BUY	CAD	6	54,555	01/2026	611	611
Coffee	BUY	USD	1	45,400	01/2026	710	710
Coffee	BUY	USD	1	128,756	07/2026	4,088	4,088
Copper	BUY	USD	3	381,675	12/2025	14,100	14,100
Corn	BUY	USD	6	137,625	07/2026	1,338	1,338
Cotton	SELL	USD	5	163,850	12/2025	556	556
E-Micro Gold	BUY	USD	3	119,895	12/2025	14,245	14,245
E-Mini Nasdaq 100 Index	BUY	USD	1	52,008	12/2025	2,959	2,959
E-Mini S&P 500 Index	BUY	USD	1	34,370	12/2025	1,029	1,029
E-Mini S&P 500 Index	SELL	USD	3	1,031,100	12/2025	150	150
Gas Oil	BUY	USD	3	210,000	12/2025	8,329	8,329
Gasoline RBOB	BUY	USD	4	319,334	11/2025	17,334	17,334
Kospi 200 Index	BUY	KRW	1	101,974	12/2025	24,408	24,408
Lean Hogs	SELL	USD	6	195,060	12/2025	5,009	5,009
Live Cattle	BUY	USD	1	86,190	08/2026	1,530	1,530
LME Aluminum	BUY	USD	3	215,890	11/2025	10,835	10,835
LME Aluminum	BUY	USD	1	72,055	12/2025	2,712	2,712
LME Lead	BUY	USD	1	50,020	11/2025	583	583
LME Nickel	SELL	USD	2	180,746	11/2025	2,460	2,460
LME Tin	BUY	USD	2	361,360	11/2025	12,221	12,221
LME Tin	BUY	USD	1	180,530	12/2025	1,850	1,850
LME Zinc	BUY	USD	2	156,249	11/2025	6,053	6,053
LME Zinc	BUY	USD	1	77,083	12/2025	1,162	1,162
Micro Copper	BUY	USD	2	25,445	11/2025	2,640	2,640
Micro Euro Stoxx 50 Index	BUY	EUR	6	39,259	12/2025	1,875	1,875
Mini Topix Index	BUY	JPY	2	43,283	12/2025	3,046	3,046
Natural Gas	BUY	USD	7	282,170	06/2026	9,648	9,648
NY Harbor ULSD	BUY	USD	1	92,522	06/2026	432	432
NY Harbor ULSD	SELL	USD	1	100,741	11/2025	460	460
Platinum	BUY	USD	2	157,540	01/2026	17,534	17,534
Rapeseed	BUY	EUR	5	138,648	01/2026	2,639	2,639
Short-Term Euro-BTP Italian Government Bonds	SELL	EUR	73	9,113,194	12/2025	9,134	9,134
Soybean	BUY	USD	3	171,263	07/2026	10,650	10,650
Soybean	BUY	USD	3	100,080	07/2026	10,080	10,080
Soybean Oil	SELL	USD	1	29,208	12/2025	1,253	1,253
Soybean Oil	SELL	USD	4	117,768	01/2026	2,932	2,932

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Assets

Futures Contracts (continued)

Contract		Currency	Number of Contracts	Aggregate Notional Value	Expiration Date	Market Value	Unrealized Appreciation
Sugar	SELL	USD	11	$177,778	02/2026	$17,125	$17,125
Ultra 10YR U.S. Treasury Notes	SELL	USD	13	1,501,297	12/2025	94	94
Wheat	BUY	USD	3	85,088	07/2026	975	975
Wheat	BUY	USD	2	55,875	07/2026	225	225
Wheat	SELL	USD	6	165,900	12/2025	9,100	9,100
Wheat	SELL	USD	6	157,350	12/2025	1,988	1,988
WTI Crude Oil	BUY	USD	1	60,980	11/2025	1,908	1,908
Total Futures Contracts						$257,324	$257,324

1M	Monthly
1Y	Annually
3M	Quarterly
6M	Semi-Annually
AS	Danish Public Limited Liability Company
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Interest Rate
BCY	Barclays Bank PLC
BNM	Bank Negara Malaysia
BOA	Bank of America NA
BTP	Italian Government Bond
BUBOR	Budapest Interbank Offered Rate
CBK	Citibank NA
CDI	Overnight Brazilian Interbank Deposit Rate Annualized
CME	Chicago Mercantile Exchange
CMS	Constant Maturity Swap
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
DBF	Deutsche Bank AG
EM	Emerging Markets
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FBIL	Financial Benchmarks India Private Limited
FRA	Forward Rate Agreement
GST	Goldman Sachs International
HUS	HSBC Bank USA NA
IBR	Banking Reference Indicator
ICE	Intercontinental Exchange
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank NA
KLIBOR	Kuala Lumpur Interbank Offered Rate
KSDA	Korea Securities Dealers Association
LCH	London Clearing House
LME	London Mercantile Exchange
LP	Limited Partnership
MIBOR	Mumbai Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap

The accompanying notes are an integral part of the consolidated financial statements.

PAR	BNP Paribas
PLC	Public Limited Company
PRIBOR	Prague Interbank Offered Rate
RBC	Royal Bank of Canada
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
SA	French Public Limited Company
SAFEX	South African Futures Exchange
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SOR	Swap Offer Rate
SpA	Italian Public Limited Company
SSB	State Street Capital Markets
STIBOR	Stockholm Interbank Offered Rate
TDS	Toronto Dominion Securities
TIIE	Interbank Equilibrium Interest Rate
TNA ABIF	Nominal Annual Rate of the Chilean Association of Banks and Financial Institutions
TONA	Tokyo Overnight Average Rate
UBS	UBS AG
ULSD	Ultra-Low Sulfur Diesel
WIBOR	Warsaw Interbank Offered Rate
WMBA	Wholesale Markets Brokers’ Association
WTI	West Texas Intermediate

AUD	Australian Dollar	INR	Indian Rupee
BRL	Brazilian Real	JPY	Japanese Yen
CAD	Canadian Dollar	KRW	South Korean Won
CHF	Swiss Franc	MXN	Mexican Peso
CLP	Chilean Peso	MYR	Malaysian Ringgit
CNH	Chinese Yuan Offshore Renminbi	NOK	Norwegian Krone
CNY	Chinese Yuan Onshore Renminbi	NZD	New Zealand Dollar
COP	Colombian Peso	PEN	Peruvian Nuevo Sol
CZK	Czech Koruna	PHP	Philippine Peso
DKK	Danish Krone	PLN	Polish Zloty
EUR	Euro	SEK	Swedish Krona
GBP	Great Britain Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	THB	Thai Baht
HUF	Hungarian Forint	TWD	New Taiwan Dollar
IDR	Indonesian Rupiah	USD	United States Dollar
ILS	Israeli Shekel	ZAR	South African Rand

The accompanying notes are an integral part of the consolidated financial statements.

	Face Amount				Proceeds	Fair Value
		Securities Sold Short (436.97%)
		Fixed Income (38.99%)
		Bulgaria (0.39%)
		Foreign Government Obligations
EUR	150,000	Bulgaria Government International Bonds REG S	4.88%	05/13/2036	$174,893	$193,235
		Colombia (1.39%)
		Foreign Government Obligations
USD	200,000	Colombia Government International Bonds	8.38%	11/07/2054	192,556	222,200
USD	400,000	Colombia Government International Bonds	8.75%	11/14/2053	406,800	462,400
		Total Colombia			599,356	684,600

		France (1.26%)
		Financial
EUR	200,000	Banque Federative du Credit Mutuel SA REG S	4.38%	01/11/2034	213,508	239,670
EUR	300,000	Societe Generale SA REG S	5.63%	06/02/2033	343,858	384,595
		Total France			557,366	624,265

		Germany (1.53%)
		Consumer Cyclical
USD	255,000	IHO Verwaltungs GmbH 144A PIK	7.75%	11/15/2030	254,559	264,559
		Financial
EUR	400,000	Deutsche Bank AG REG S *	4.50%	07/12/2035	440,222	492,302
		Total Germany			694,781	756,861

		Indonesia (0.82%)
		Foreign Government Obligations
USD	400,000	Indonesia Government International Bonds REG S	5.25%	01/08/2047	370,094	406,500
		Luxembourg (0.38%)
		Basic Materials
USD	200,000	INEOS Finance PLC 144A	7.50%	04/15/2029	189,403	186,593
		Mexico (0.64%)
		Foreign Government Obligations
USD	400,000	Mexico Government International Bonds	4.50%	01/31/2050	316,409	316,000
		Oman (0.91%)
		Foreign Government Obligations
USD	400,000	Oman Government International Bonds REG S	6.75%	01/17/2048	415,429	451,032
		Panama (1.38%)
		Foreign Government Obligations
USD	600,000	Panama Government International Bonds	4.50%	04/01/2056	392,247	462,701
USD	200,000	Panama Government International Bonds	6.88%	01/31/2036	213,012	217,971
		Total Panama			605,259	680,672

		Peru (0.47%)
		Foreign Government Obligations
USD	30,000	Peru Government International Bonds	5.63%	11/18/2050	28,807	30,060
USD	200,000	Peru Government International Bonds	5.88%	08/08/2054	192,904	203,700
		Total Peru			221,711	233,760

The accompanying notes are an integral part of the consolidated financial statements.

	Face Amount				Proceeds	Fair Value
		Securities Sold Short (continued)
		Fixed Income (continued)
		Poland (0.14%)
		Foreign Government Obligations
EUR	60,000	Republic of Poland Government International Bonds Series 10YR REG S	3.63%	01/11/2034	$63,754	$71,468
		Qatar (0.41%)
		Foreign Government Obligations
USD	200,000	Qatar Government International Bonds REG S	5.10%	04/23/2048	188,149	200,944
		Romania (0.38%)
		Foreign Government Obligations
USD	56,000	Romania Government International Bonds REG S	6.13%	01/22/2044	51,229	54,111
USD	76,000	Romania Government International Bonds REG S	7.63%	01/17/2053	78,228	84,692
USD	48,000	Romanian Government International Bonds REG S	5.75%	03/24/2035	46,126	47,184
		Total Romania			175,583	185,987

		Saudi Arabia (2.86%)
		Financial
USD	425,000	Gaci First Investment Co. REG S	5.13%	02/14/2053	359,028	394,957
		Foreign Government Obligations
USD	200,000	Saudi Government International Bonds REG S	5.25%	01/16/2050	184,305	195,338
USD	800,000	Saudi Government International Bonds REG S	5.75%	01/16/2054	746,181	824,100
		Total Saudi Arabia			1,289,514	1,414,395

		Spain (0.50%)
		Financial
EUR	200,000	Banco Santander SA REG S	4.13%	04/22/2034	220,114	244,597
		United Kingdom * (0.60%)
		Financial
EUR	250,000	Barclays PLC REG S	3.94%	01/31/2036	265,544	295,716
		United States (24.79%)
		Basic Materials
USD	100,000	Cleveland-Cliffs, Inc. 144A	7.00%	03/15/2032	95,681	102,499
USD	325,000	Cleveland-Cliffs, Inc. 144A	7.38%	05/01/2033	312,171	336,944
USD	100,000	Cleveland-Cliffs, Inc. 144A	7.63%	01/15/2034	103,233	104,120
USD	400,000	Olympus Water U.S. Holding Corp. 144A	7.25%	06/15/2031	400,678	401,000
		Communications
USD	470,000	Sirius XM Radio LLC 144A	3.88%	09/01/2031	396,910	427,225
USD	225,000	Uber Technologies, Inc.	5.35%	09/15/2054	209,717	218,003
		Consumer Cyclical
USD	550,000	Carnival Corp. 144A	6.13%	02/15/2033	544,904	570,625
USD	125,000	MGM Resorts International	6.50%	04/15/2032	123,532	127,110
USD	185,000	Velocity Vehicle Group LLC 144A	8.00%	06/01/2029	185,092	182,269
USD	150,000	Whirlpool Corp.	6.50%	06/15/2033	147,377	146,576
		Consumer Non-cyclical
USD	770,000	CVS Health Corp.	6.05%	06/01/2054	741,974	778,300
EUR	200,000	Fiserv Funding ULC	4.00%	06/15/2036	230,827	228,522

The accompanying notes are an integral part of the consolidated financial statements.

	Face Amount				Proceeds	Fair Value
		Securities Sold Short (continued)
		Fixed Income (continued)
		United States (continued)
		Consumer Non-cyclical (continued)
USD	50,000	HCA, Inc.	6.20%	03/01/2055	$52,377	$52,024
USD	200,000	UnitedHealth Group, Inc.	5.63%	07/15/2054	202,466	199,246
USD	105,000	ZipRecruiter, Inc. 144A	5.00%	01/15/2030	85,547	82,412
		Energy
USD	43,000	Helmerich & Payne, Inc.	4.85%	12/01/2029	41,511	43,104
USD	68,000	Nabors Industries, Inc. 144A	9.13%	01/31/2030	63,717	71,570
USD	225,000	Occidental Petroleum Corp.	6.05%	10/01/2054	221,664	219,361
USD	63,000	Venture Global LNG, Inc. 144A	7.00%	01/15/2030	63,088	63,833
USD	145,000	Venture Global LNG, Inc. 144A	8.38%	06/01/2031	149,234	149,117
USD	86,000	Venture Global LNG, Inc. 144A	9.88%	02/01/2032	92,085	91,969
USD	77,000	Vital Energy, Inc. 144A	7.88%	04/15/2032	64,548	73,016
		Financial
USD	250,000	Citigroup, Inc.*	5.61%	03/04/2056	253,866	253,866
USD	810,000	Goldman Sachs Group, Inc.*	5.73%	01/28/2056	796,981	839,781
USD	725,000	Morgan Stanley*	5.52%	11/19/2055	732,732	734,254
USD	250,000	OneMain Finance Corp.	6.75%	03/15/2032	246,892	254,330
		Technology
USD	525,000	Intel Corp.	5.60%	02/21/2054	504,336	502,875
USD	100,000	Intel Corp.	5.70%	02/10/2053	98,336	96,270
USD	200,000	Pagaya U.S. Holdings Co. LLC 144A	8.88%	08/01/2030	190,640	182,068
		U.S. Government Securities
USD	4,600,000	Federal National Mortgage Association TBA - 30YR	5.00%	12/25/2025	4,557,594	4,576,480
		Utilities
USD	125,000	Constellation Energy Generation LLC	6.50%	10/01/2053	131,974	138,613
		Total United States			12,041,684	12,247,382

		Uruguay (0.14%)
		Foreign Government Obligations
USD	75,000	Uruguay Government International Bonds	4.98%	04/20/2055	70,501	70,238
		Total Fixed Income			18,459,544	19,264,245

		Fixed Income Buy-Sellback Agreements ‡ (397.95%)
		Australia (30.35%)
		Foreign Government Obligations
AUD	710,000	Australia Government Bonds Series 149 REG S	2.25%	05/21/2028	454,461	450,422
AUD	7,096,000	Australia Government Bonds Series 152 REG S	2.75%	11/21/2028	4,578,015	4,537,205
AUD	3,032,000	Australia Government Bonds Series 154 REG S	2.75%	11/21/2029	1,938,531	1,919,380
AUD	4,573,000	Australia Government Bonds Series 155	2.50%	05/21/2030	2,879,935	2,847,529
AUD	3,006,000	Australia Government Bonds Series 157	1.50%	06/21/2031	1,763,099	1,740,680
AUD	2,027,000	Australia Government Bonds Series 158	1.25%	05/21/2032	1,138,575	1,123,654
AUD	2,944,000	Australia Government Bonds Series 167 REG S	3.75%	05/21/2034	1,893,484	1,871,290
AUD	445,000	Queensland Treasury Corp. REG S	4.50%	08/22/2035	286,329	283,084

The accompanying notes are an integral part of the consolidated financial statements.

	Face Amount				Proceeds	Fair Value
		Securities Sold Short (continued)
		Fixed Income Buy-Sellback Agreements ‡ (continued)
		Australia (continued)
		Foreign Government Obligations (continued)
AUD	349,000	Treasury Corp. of Victoria	4.75%	09/15/2036	$226,144	$223,251
		Total Australia			15,158,573	14,996,495

		Austria (0.83%)
		Foreign Government Obligations
EUR	386,000	Republic of Austria Government Bonds REG S	3.15%	10/20/2053	410,264	408,582
		Canada (0.32%)
		Foreign Government Obligations
AUD	245,000	Export Development Canada	4.00%	09/04/2030	160,814	159,056
		France (9.35%)
		Foreign Government Obligations
EUR	2,044,990	French Republic Government Bonds OAT REG S	2.75%	02/25/2029	2,388,347	2,388,347
EUR	1,944,000	French Republic Government Bonds OAT REG S	3.00%	05/25/2054	1,794,580	1,784,442
EUR	463,500	French Republic Government Bonds OAT REG S	3.25%	05/25/2055	444,667	444,667
		Total France			4,627,594	4,617,456

		Germany (50.84%)
		Foreign Government Obligations
EUR	1,647,605	Bundesobligation Series 187 REG S	2.20%	04/13/2028	1,931,270	1,912,528
EUR	1,239,738	Bundesobligation Series 188 REG S	2.40%	10/19/2028	1,460,993	1,446,679
EUR	6,206,000	Bundesrepublik Deutschland Bundesanleihe REG S	1.70%	08/15/2032	6,870,581	6,867,529
EUR	417,832	Bundesrepublik Deutschland Bundesanleihe REG S +	2.16%	08/15/2030	439,634	435,247
EUR	3,800,532	Bundesrepublik Deutschland Bundesanleihe REG S +	2.22%	02/15/2031	3,905,136	3,905,136
EUR	3,500,092	Bundesrepublik Deutschland Bundesanleihe REG S +	2.27%	08/15/2031	3,548,310	3,548,310
EUR	3,990,000	Bundesrepublik Deutschland Bundesanleihe REG S +	2.32%	02/15/2032	4,026,241	3,985,536
EUR	1,186,016	Bundesrepublik Deutschland Bundesanleihe REG S	2.50%	02/15/2035	1,373,983	1,358,970
EUR	131,804	Bundesrepublik Deutschland Bundesanleihe REG S	2.50%	08/15/2054	134,190	132,322
EUR	715,000	Bundesrepublik Deutschland Bundesanleihe REG S	2.90%	08/15/2056	786,390	775,404
EUR	565,527	Bundesrepublik Deutschland Bundesanleihe REG S	4.25%	07/04/2039	761,249	752,437
		Total Germany			25,237,977	25,120,098

		Greece (0.54%)
		Foreign Government Obligations
EUR	213,000	Hellenic Republic Government Bonds REG S	4.38%	07/18/2038	266,285	266,841
		Italy (96.04%)
		Foreign Government Obligations
EUR	1,483,000	Italy Buoni Poliennali Del Tesoro Series 15YR REG S	2.45%	09/01/2033	1,656,838	1,642,437
EUR	6,687,000	Italy Buoni Poliennali Del Tesoro Series 15YR REG S	4.15%	10/01/2039	8,121,404	8,092,915
EUR	1,703,000	Italy Buoni Poliennali Del Tesoro Series 16YR REG S	3.50%	03/01/2030	2,068,428	2,049,070
EUR	2,985,000	Italy Buoni Poliennali Del Tesoro Series 17YR REG S	1.65%	03/01/2032	3,243,157	3,214,603
EUR	950,000	Italy Buoni Poliennali Del Tesoro Series 20YR REG S	4.45%	09/01/2043	1,180,830	1,169,812
EUR	2,200,000	Italy Buoni Poliennali Del Tesoro Series 30YR REG S	2.15%	09/01/2052	1,752,408	1,740,745
EUR	4,314,000	Italy Buoni Poliennali Del Tesoro Series 30YR REG S	4.30%	10/01/2054	5,037,193	5,035,170
EUR	1,634,000	Italy Buoni Poliennali Del Tesoro Series 30YR REG S	4.50%	10/01/2053	1,990,161	1,973,380
EUR	2,322,000	Italy Buoni Poliennali Del Tesoro Series 31YR REG S	5.00%	09/01/2040	3,090,785	3,067,629
EUR	4,440,000	Italy Buoni Poliennali Del Tesoro Series 31YR REG S	6.00%	05/01/2031	6,039,328	5,999,282

The accompanying notes are an integral part of the consolidated financial statements.

	Face Amount				Proceeds	Fair Value
		Securities Sold Short (continued)
		Fixed Income Buy-Sellback Agreements ‡ (continued)
		Italy (continued)
		Foreign Government Obligations (continued)
EUR	3,666,000	Italy Buoni Poliennali Del Tesoro Series 3YR REG S	2.65%	06/15/2028	$4,273,203	$4,273,203
EUR	7,560,000	Italy Buoni Poliennali Del Tesoro Series 7YR REG S	3.25%	07/15/2032	8,970,115	8,892,235
EUR	419,976	Italy Buoni Poliennali Del Tesoro Series CPI REG S «	0.15%	05/15/2051	301,753	300,285
		Total Italy			47,725,603	47,450,766

		Japan (17.15%)
		Foreign Government Obligations
JPY	247,850,000	Japan Government Five Year Bonds Series 178	1.00%	03/20/2030	1,597,098	1,597,895
JPY	410,950,000	Japan Government Ten Year Bonds Series 354	0.10%	03/20/2029	2,619,895	2,585,169
JPY	72,100,000	Japan Government Ten Year Bonds Series 362	0.10%	03/20/2031	446,511	440,214
JPY	290,600,000	Japan Government Ten Year Bonds Series 370	0.50%	03/20/2033	1,788,930	1,764,140
JPY	280,600,000	Japan Government Ten Year Bonds Series 378	1.40%	03/20/2035	1,810,740	1,789,523
JPY	47,250,000	Japan Government Twenty Year Bonds Series 192	2.40%	03/20/2045	298,636	298,906
		Total Japan			8,561,810	8,475,847

		Netherlands (1.62%)
		Foreign Government Obligations
EUR	101,000	Netherlands Government Bonds REG S	2.50%	07/15/2035	114,701	113,833
EUR	1,202,000	Netherlands Government Bonds REG S +	3.28%	01/15/2052	601,037	594,739
EUR	75,000	Netherlands Government Bonds REG S	3.75%	01/15/2042	93,861	93,285
		Total Netherlands			809,599	801,857

		Spain (20.58%)
		Foreign Government Obligations
EUR	2,102,000	Spain Government Bonds REG S	0.10%	04/30/2031	2,144,779	2,124,839
EUR	3,635,000	Spain Government Bonds REG S	1.25%	10/31/2030	3,991,360	3,954,112
EUR	930,000	Spain Government Bonds REG S	3.90%	07/30/2039	1,134,220	1,122,067
EUR	245,000	Spain Government Bonds REG S	4.00%	10/31/2054	286,119	284,471
EUR	2,010,000	Spain Government Bonds REG S	4.90%	07/30/2040	2,700,573	2,683,437
		Total Spain			10,257,051	10,168,926

		Supranational (24.99%)
		Foreign Government Obligations
EUR	463,000	European Union Series SURE REG S	0.30%	11/04/2050	249,268	244,420
EUR	2,159,000	European Union Series UFA REG S	2.50%	12/04/2031	2,500,343	2,473,794
EUR	1,347,000	European Union Series UFA REG S +	2.54%	07/04/2031	1,362,249	1,348,503
EUR	2,466,000	European Union Series UFA REG S	3.00%	12/04/2034	2,853,920	2,853,920
EUR	3,735,000	European Union Series UFA REG S	3.38%	12/12/2035	4,457,685	4,423,145
EUR	524,500	European Union Series UFA REG S	3.38%	11/04/2042	595,302	588,414
EUR	395,000	European Union Series UFA REG S	3.38%	10/05/2054	416,358	413,920
		Total Supranational			12,435,125	12,346,116

		Sweden (18.85%)
		Foreign Government Obligations
SEK	45,355,000	Sweden Government Bonds Series 1060 REG S	0.75%	05/12/2028	4,718,298	4,644,750

The accompanying notes are an integral part of the consolidated financial statements.

	Face Amount				Proceeds	Fair Value
		Securities Sold Short (continued)
		Fixed Income Buy-Sellback Agreements ‡ (continued)
		Sweden (continued)
		Foreign Government Obligations (continued)
SEK	45,450,000	Sweden Government Bonds Series 1066 REG S	2.25%	05/11/2035	$4,731,726	$4,670,738
		Total Sweden			9,450,024	9,315,488

		United Kingdom (73.85%)
		Foreign Government Obligations
GBP	927,000	U.K. Gilts REG S	0.13%	01/31/2028	1,138,609	1,129,847
GBP	4,113,329	U.K. Gilts REG S	0.25%	07/31/2031	4,453,756	4,415,481
GBP	3,724,950	U.K. Gilts REG S	1.13%	01/31/2039	3,221,676	3,193,337
GBP	306,500	U.K. Gilts REG S	1.50%	07/22/2047	215,189	213,347
GBP	294,000	U.K. Gilts REG S	1.75%	07/22/2057	184,244	182,583
GBP	316,500	U.K. Gilts REG S	3.75%	07/22/2052	334,732	331,847
GBP	1,893,357	U.K. Gilts REG S	4.00%	10/22/2031	2,506,354	2,485,191
GBP	2,114,250	U.K. Gilts REG S	4.25%	06/07/2032	2,840,743	2,815,604
GBP	2,133,250	U.K. Gilts REG S	4.25%	03/07/2036	2,772,082	2,747,760
GBP	1,220,000	U.K. Gilts REG S	4.25%	09/07/2039	1,535,237	1,521,026
GBP	1,099,000	U.K. Gilts REG S	4.25%	12/07/2040	1,364,833	1,351,992
GBP	2,992,000	U.K. Gilts REG S	4.25%	12/07/2046	3,538,393	3,507,382
GBP	2,763,000	U.K. Gilts REG S	4.38%	03/07/2030	3,700,492	3,700,492
GBP	990,000	U.K. Gilts REG S	4.63%	01/31/2034	1,343,085	1,331,593
GBP	2,830,000	U.K. Gilts REG S	4.75%	12/07/2030	3,909,209	3,877,915
GBP	947,750	U.K. Gilts REG S	4.75%	12/07/2038	1,263,630	1,252,742
GBP	1,205,001	U.K. Inflation-Linked Gilts Series 3MO REG S «	0.13%	08/10/2031	1,526,652	1,518,486
GBP	365,171	U.K. Inflation-Linked Gilts Series 3MO REG S «	0.13%	03/22/2051	298,014	297,910
GBP	608,133	U.K. Inflation-Linked Gilts Series 3MO REG S «	0.63%	03/22/2045	618,096	615,790
		Total United Kingdom			36,765,026	36,490,325

		United States (52.64%)
		U.S. Government Securities
USD	1,765,000	U.S. Treasury Bonds	2.25%	05/15/2041	1,326,822	1,319,931
USD	1,996,000	U.S. Treasury Bonds	4.75%	08/15/2055	2,032,435	2,025,039
USD	2,374,000	U.S. Treasury Bonds	4.88%	08/15/2045	2,447,075	2,446,077
USD	2,580,000	U.S. Treasury Notes	3.38%	09/15/2028	2,565,158	2,565,158
USD	900,000	U.S. Treasury Notes	3.50%	10/31/2027	897,876	898,674
USD	5,982,000	U.S. Treasury Notes	3.63%	08/31/2030	5,964,892	5,964,892
USD	1,351,600	U.S. Treasury Notes	4.25%	05/15/2035	1,371,573	1,371,573
USD	9,292,000	U.S. Treasury Notes	4.25%	08/15/2035	9,419,829	9,416,022
		Total United States			26,025,660	26,007,366
		Total Fixed Income Buy-Sellback Agreements			197,891,405	196,625,219

The accompanying notes are an integral part of the consolidated financial statements.

Units		Proceeds	Fair Value
	Securities Sold Short (continued)
	Investment Funds (0.03%)
	United Kingdom (0.03%)
	Capital Markets
824	Scottish Mortgage Investment Trust PLC	$12,011	$12,674
	Total Securities Sold Short	$216,362,960	$215,902,138

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

*	Variable or Floating Rate Security. Rate disclosed is based on the latest available information as of October 31, 2025.
+	Zero-coupon bond. Rate represents annualized yield at period end.
‡	Security sold under forward sale commitments due within 60 days after October 31, 2025. The sale price of the security and the dates of delivery were fixed at the time the transaction was negotiated.
«	Inflation linked securities issued by foreign entities in which the principal amount is indexed for inflation or deflation periodically.
144A	Unregistered securities exempt in an institutional sale from the registration and prospectus delivery requirement of the Securities Act of 1933, as specified in SEC Rule 144A.
CPI	Consumer Price Index
GmbH	German Company with Limited Liability
LLC	Limited Liability Company
OAT	French Treasury Bond
PIK	Payment-in-Kind security. Security that pays interest in the form of cash or additional debt securities.
PLC	Public Limited Company
REG S	Unregistered securities exempt in a sale of non-US securities from the registration and prospectus delivery requirement of the Securities Act of 1933, as specified in SEC Regulation S.
SA	French Public Limited Company
TBA

(To Be Announced) commitment to purchase or sell securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the face amount has not been finalized.

The accompanying notes are an integral part of the consolidated financial statements.

Concentration by Industry for Securities Sold Short

Industry	% of Net Assets	Fair Value
Foreign Government Obligations	355.45%	$175,624,029
United States Government and Agency Obligations	61.90	30,583,846
Financial	7.37	3,641,766
Consumer Discretionary	2.85	1,408,985
Health Care	2.08	1,029,570
Material	1.48	730,156
Technology	1.21	599,145
Utilities	0.90	443,532
Energy	0.82	407,051
Basic Materials	0.81	401,000
Industrial	0.46	228,522
Communications	0.44	218,003
Consumer Staples	0.37	182,269
Information Technology	0.37	182,068
Consumer Cyclical	0.26	127,110
Consumer Non-cyclical	0.17	82,412
Investment Funds	0.03	12,674
Total Securities Sold Short	436.97%	$215,902,138

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Written Options Contracts

Foreign Currency Options

Contract	Counterparty/ Exchange		Strike Price	Contracts	Expiration Date	Notional	Premium	Fair Value
GBP vs USD	HUS	Call	1.34	(92,000)	11/13/2025	(123,197)	$(940)	$(46)
GBP vs USD	HUS	Put	1.34	(92,000)	11/13/2025	(123,197)	(940)	(2,367)
USD vs BRL	MSI	Call	5.85	(389,000)	10/20/2026	(2,275,066)	(22,704)	(22,520)
USD vs BRL	MSI	Put	5.85	(389,000)	10/20/2026	(2,275,067)	(22,704)	(23,605)
USD vs HUF	MSI	Call	340.75	(395,000)	10/06/2026	(134,596,250)	(17,775)	(18,251)
USD vs HUF	MSI	Put	340.75	(395,000)	10/06/2026	(134,596,250)	(17,775)	(14,748)
USD vs JPY	DBF	Put	150.76	(51,000)	11/13/2025	(7,688,760)	(561)	(42)
USD vs JPY	DBF	Call	150.76	(51,000)	11/13/2025	(7,688,760)	(561)	(1,066)
USD vs NOK	BOA	Call	9.96	(121,000)	11/26/2025	(1,205,402)	(1,100)	(2,212)
USD vs NOK	BOA	Put	9.96	(121,000)	11/26/2025	(1,205,402)	(1,100)	(337)
USD vs ZAR	BOA	Call	17.92	(395,000)	09/25/2026	(7,078,400)	(19,355)	(16,033)
USD vs ZAR	BOA	Put	17.92	(395,000)	09/25/2026	(7,078,400)	(19,355)	(19,247)
Total Foreign Currency Options							(124,870)	(120,474)

Options on Equity Indices

Contract	Counterparty/ Exchange		Strike Price	Contracts	Expiration Date	Notional	Premium	Fair Value
Euro Stoxx Banks Index	GST	Put	195.00	(7,400)	12/19/2025	(1,443,000)	$(9,698)	$(6,981)
S&P 500 Index	CBOE	Call	6,900.00	(2)	05/15/2026	(13,800)	(72,871)	(74,632)
S&P 500 Index	CBOE	Put	5,900.00	(5)	01/16/2026	(29,500)	(14,090)	(16,450)
S&P 500 Index	CBOE	Put	7,000.00	(1)	03/20/2026	(7,000)	(28,614)	(30,125)
Total Options on Equity Indices							(125,273)	(128,188)

Options on Exchange Traded Funds

Contract	Counterparty/ Exchange		Strike Price	Contracts	Expiration Date	Notional	Premium	Fair Value
Financial Select Sector SPDR Fund	AMX	Put	47.00	(705)	11/21/2025	(33,135)	$(13,879)	$(5,640)
Invesco QQQ Trust	AMX	Put	640.00	(22)	03/31/2026	(14,080)	(76,335)	(76,335)
Invesco QQQ Trust	AMX	Put	655.00	(81)	01/15/2027	(53,055)	(523,384)	(508,640)
iShares Russell 2000 ETF	AMX	Call	240.00	(63)	06/18/2026	(15,120)	(143,520)	(148,208)
SPDR S&P 500 ETF Trust	PSE	Put	700.00	(77)	01/15/2027	(53,900)	(412,850)	(395,857)
VanEck Semiconductor ETF	AMX	Put	300.00	(19)	11/21/2025	(5,700)	(1,780)	(1,780)
Total Options on Exchange Traded Funds							(1,171,748)	(1,136,460)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Written Options Contracts (continued)

Options on Exchange Traded Futures Contracts

Contract	Counterparty/ Exchange		Strike Price	Contracts	Expiration Date	Notional	Premium	Fair Value
3 Month SOFR	CME	Put	95.75	(123)	12/12/2025	(11,777)	$(16,733)	$(769)
3 Month SOFR	CME	Put	96.00	(123)	12/12/2025	(11,808)	(42,270)	(1,538)
3 Month SOFR	CME	Put	96.25	(63)	12/12/2025	(6,064)	(4,108)	(13,781)
3 Month SONIA	ICE	Put	95.50	(440)	12/12/2025	(42,020)	(318,777)	0
3 Month SONIA	ICE	Put	96.05	(394)	12/12/2025	(37,844)	(32,692)	(3,235)
3 Month SONIA	ICE	Put	96.00	(104)	12/12/2025	(9,984)	(25,049)	(854)
3 Month SONIA	ICE	Put	96.05	(412)	03/13/2026	(39,573)	(23,377)	(3,383)
Total Options on Exchange Traded Futures Contracts							(463,006)	(23,560)

Options on Securities

Contract	Counterparty/ Exchange		Strike Price	Contracts	Expiration Date	Notional	Premium	Fair Value
Advanced Micro Devices, Inc.	AMX	Call	330.00	(13)	11/21/2025	(4,290)	$(2,401)	$(2,401)
Advanced Micro Devices, Inc.	AMX	Put	205.00	(6)	11/21/2025	(1,230)	(2,962)	(1,332)
Alphabet, Inc.	AMX	Call	285.00	(2)	11/21/2025	(570)	(596)	(1,480)
Amazon.com, Inc.	AMX	Put	215.00	(28)	11/21/2025	(6,020)	(1,575)	(1,575)
Charter Communications, Inc.	AMX	Call	330.00	(13)	12/19/2025	(4,290)	(4,007)	(897)
DoorDash, Inc.	NYSE	Put	205.00	(11)	11/14/2025	(2,255)	(2,618)	(1,782)
Expedia Group, Inc.	AMX	Put	185.00	(9)	11/07/2025	(1,665)	(754)	(1,134)
Intel Corp.	AMX	Put	30.00	(51)	12/19/2025	(1,530)	(1,787)	(1,683)
Micron Technology, Inc.	AMX	Put	175.00	(16)	11/21/2025	(2,800)	(2,215)	(2,215)
NVIDIA Corp.	AMX	Call	210.00	(2)	11/21/2025	(420)	(397)	(1,322)
Shoals Technologies Group, Inc.	CHX	Call	12.00	(370)	11/21/2025	(4,440)	(35,695)	(21,090)
SolarEdge Technologies, Inc.	ISE	Call	45.00	(68)	11/21/2025	(3,060)	(26,975)	(8,840)
Tesla, Inc.	AMX	Put	380.00	(12)	11/14/2025	(4,560)	(2,518)	(2,196)
T-Mobile U.S., Inc.	AMX	Put	195.00	(12)	11/21/2025	(2,340)	(982)	(1,164)
Total Options on Securities							(85,482)	(49,111)
Total Written Options Contracts							$(1,970,379)	$(1,457,793)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Written Swaptions Contracts

Contract	Counterparty	Frequency	Currency	Exercise Rate	Notional	Expiration Date	Premium	Fair Value
2YR Interest Rate Swap Pay EUR Put	BOA	6M	EUR	3.25%	(5,505,534)	07/28/2027	$(13,347)	$(5,749)
2YR Interest Rate Swap Pay EUR Put	CBK	6M	EUR	3.25%	(5,504,380)	07/28/2027	(13,184)	(5,747)
2YR Interest Rate Swap Pay EUR Put	BOA	6M	EUR	3.25%	(5,499,763)	07/28/2027	(13,652)	(5,743)
2YR Interest Rate Swap Pay USD Put	BCY	1Y	USD	5.00%	(1,247,000)	04/22/2027	(3,436)	(765)
2YR Interest Rate Swap Pay USD Put	PAR	1Y	USD	5.00%	(1,245,000)	04/22/2027	(4,200)	(764)
2YR Interest Rate Swap Pay USD Put	BCY	1Y	USD	5.00%	(1,460,000)	08/30/2027	(1,948)	(1,574)
2YR Interest Rate Swap Pay USD Put	BCY	1Y	USD	5.00%	(972,000)	08/30/2027	(1,119)	(1,048)
30YR Interest Rate Swap Pay USD Put	BOA	1Y	USD	4.55%	(4,632,000)	06/10/2026	(64,733)	(45,095)
3YR Interest Rate Swap Pay EUR Put	BCY	6M	EUR	3.00%	(3,930,051)	03/02/2026	(664)	(85)
	Total Written Swaptions Contracts						$(116,283)	$(66,570)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Swap Contracts

Bi-Lateral Credit Default Swaps

Currency	Notional	Expiration Date	Frequency	Counter- party	Receive (Pay)	Reference Obligation	Buy/ Sell Protection	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	80,000	09/30/2027	3M	CBK	1.00%	Panama Government International Bonds	Sell	$(1,581)	$(978)	$603
USD	725,000	09/30/2027	3M	DBF	1.00%	Panama Government International Bonds	Sell	(14,423)	(8,861)	5,562
USD	640,000	01/28/2033	3M	GST	1.00%	Colombia Government International Bonds	Sell	(24,691)	(25,531)	(840)
USD	785,000	01/28/2033	3M	DBF	1.00%	Colombia Government International Bonds	Sell	(30,685)	(31,315)	(630)
Total Bi-Lateral Credit Default Swaps								$(71,380)	$(66,685)	$4,695

Centrally Cleared Credit Default Swaps

Currency	Notional	Expiration Date	Frequency	Exchange	Receive (Pay)	Reference Obligation	Buy/ Sell Protection	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	245,000	12/20/2030	3M	BCY	5.00%	CDX NA HY Series 45 Version 1 Index	Buy	$(19,775)	$(19,310)	$465
EUR	1,322,000	12/20/2030	3M	BCY	1.00%	iTraxx Europe Senior Financials Series 44 Version 1 Index	Buy	(30,003)	(32,097)	(2,094)
EUR	1,580,000	12/20/2030	3M	ICE	5.00%	iTraxx Europe Crossover Series 44 Version 1 Index	Buy	(192,753)	(199,731)	(6,978)
USD	5,590,000	12/20/2030	3M	ICE	1.00%	CDX NA IG Series 45 Version 1 Index	Buy	(119,422)	(130,223)	(10,801)
Total Centrally Cleared Credit Default Swaps								$(361,953)	$(381,361)	$(19,408)

Bi-Lateral Cross Currency Swaps

Expiration Date	Frequency	Counterparty	Pay Amount	Receive Amount	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
03/18/2031	3M	MSI	USD Variable plus 3 Month USD SOFR	NZD 1,776 285 plus 3 Month NZD BKBM minus 0.04%	$0	$(130)	$(130)
03/18/2031	3M	MSI	USD Variable plus 3 Month USD SOFR	AUD 1,860,058 plus 3 Month AUD BBSW plus 0.05%	0	(824)	(824)
03/18/2031	3M	BOA	USD Variable plus 3 Month USD SOFR	NOK 1,802,039 plus 3 Month CAD CORRA minus 0.02%	0	(1,033)	(1,033)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Swap Contracts (continued)

Bi-Lateral Cross Currency Swaps (continued)

Expiration Date	Frequency	Counterparty	Pay Amount	Receive Amount	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
03/18/2031	3M	MSI	USD Variable plus 3 Month USD SOFR	NOK 1,660,492 plus 3 Month NOK NIBOR minus 0.21%	$0	$(1,888)	$(1,888)
03/18/2031	3M	BOA	USD Variable plus 3 Month USD SOFR	SEK 1,663,210 plus 3 Month SEK STIBOR minus 0.13%	0	(3,101)	(3,101)
Total Bi-Lateral Cross Currency Swaps					$0	$(6,976)	$(6,976)

Bi-Lateral Interest Rate Swaps

Currency	Notional	Expiration Date	Frequency	Counter- party	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
MYR	30,428	03/17/2030	3M	SCB	3.60%	Receive	3 Month MYR KLIBOR BNM	$0	$(309)	$(309)

Centrally Cleared Interest Rate Swaps

Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	99,660,473	03/25/2026	1M	LCH	1.88%	Pay	12 Month EUR STR	$2,192	$(2,073)	$(4,265)
EUR	102,755,429	05/06/2026	1M	LCH	1.84%	Pay	12 Month EUR STR	3,744	(2,753)	(6,497)
PLN	329,703	12/17/2026	3M	LCH	4.09%	Receive	12 Month PLN WIBOR WIBO	0	(456)	(456)
GBP	520,536	12/17/2026	1Y	LCH	3.72%	Receive	12 Month GBP WMBA SONIA Compound	(776)	(720)	56
HUF	865,598	12/17/2026	1Y	LCH	6.27%	Pay	12 Month HUF BUBOR	0	(1,776)	(1,776)
AUD	1,774,136	12/17/2026	3M	LCH	3.03%	Pay	3 Month AUD BBR BBSW	(1,673)	(8,168)	(6,495)
ZAR	113,029	03/18/2027	3M	LCH	6.54%	Pay	3 Month ZAR JIBAR SAFEX	53	(34)	(87)
USD	418,928	03/18/2027	1Y	LCH	3.19%	Pay	12 Month USD SOFR	72	(693)	(765)
HUF	435,743	03/18/2027	1Y	LCH	6.23%	Pay	12 Month HUF BUBOR	0	(431)	(431)
PLN	695,683	03/18/2027	3M	LCH	3.81%	Receive	12 Month PLN WIBOR WIBO	0	(449)	(449)
CAD	930,847	03/18/2027	1M	LCH	2.31%	Receive	CAD CORRA	128	(871)	(999)
ILS	2,625,045	03/18/2027	1Y	LCH	3.77%	Receive	1 day ILS SHIR	0	(3,548)	(3,548)
NZD	120,305	06/17/2027	3M	LCH	3.44%	Receive	6 Month NZD BBR FRA	(36)	(1,015)	(979)
USD	810,072	09/16/2027	1Y	LCH	3.19%	Receive	12 Month USD SOFR	72	(147)	(219)
NOK	312,913	12/16/2027	3M	LCH	3.78%	Receive	12 Month NOK NIBOR NIBR	(39)	(95)	(56)
AUD	614,948	12/16/2027	3M	LCH	3.22%	Pay	3 Month AUD BBR BBSW	218	(1,922)	(2,140)
CLP	656,799	12/16/2027	1M	CME	4.66%	Receive	6 Month CLP TNA ABIF	0	(402)	(402)
CAD	926,530	12/16/2027	1M	LCH	2.56%	Receive	CAD CORRA	(451)	(1,719)	(1,268)
KRW	168,438	12/17/2027	3M	LCH	2.30%	Pay	3 Month KRW CD KSDA	0	(1,012)	(1,012)
PLN	171,972	12/17/2027	1Y	LCH	3.84%	Pay	12 Month PLN WIBOR WIBO	0	(129)	(129)
KRW	179,925	12/17/2027	3M	LCH	2.29%	Pay	3 Month KRW CD KSDA	0	(1,091)	(1,091)
KRW	242,763	12/17/2027	3M	LCH	2.30%	Pay	3 Month KRW CD KSDA	0	(1,451)	(1,451)
CZK	886,500	12/17/2027	1Y	LCH	3.16%	Pay	12 Month CZK PRIBOR PRBO	0	(9,461)	(9,461)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Swap Contracts (continued)

Centrally Cleared Interest Rate Swaps (continued)

Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
NOK	4,064,714	12/17/2027	1Y	LCH	4.00%	Pay	12 Month NOK NIBOR NIBR	$3,743	$(6,541)	$(10,284)
EUR	3,863,634	02/01/2028	1Y	LCH	1.88%	Pay	12 Month EUR STR	1,161	(1,185)	(2,346)
KRW	456,473	03/17/2028	3M	LCH	2.43%	Pay	3 Month KRW CD KSDA	13	(1,109)	(1,122)
HUF	866,031	03/17/2028	1Y	LCH	6.00%	Pay	12 Month HUF BUBOR	0	(1,098)	(1,098)
ILS	2,610,358	03/17/2028	1Y	LCH	3.60%	Receive	1 day ILS SHIR	(99)	(5,147)	(5,048)
CNY	29,093	03/18/2028	3M	LCH	1.57%	Receive	3 Month CNY CNREPOFIX	(1)	(42)	(41)
ZAR	1,223,661	03/18/2028	3M	LCH	6.74%	Receive	3 Month ZAR JIBAR SAFEX	115	(4,291)	(4,406)
SGD	1,327,624	03/18/2028	6M	LCH	1.26%	Pay	6 Month SGD SOR Telerate	16	(2,059)	(2,075)
KRW	2,258,540	03/18/2028	3M	LCH	2.38%	Pay	3 Month KRW CD KSDA	161	(11,192)	(11,353)
SEK	3,734,360	03/18/2028	1Y	LCH	1.97%	Pay	12 Month SEK STIBOR	912	(12,841)	(13,753)
EUR	6,118,487	03/18/2028	1Y	LCH	2.09%	Pay	12 Month EUR EURIBOR	(831)	(6,506)	(5,675)
BRL	49,345	01/02/2029	1M	CME	13.56%	Receive	BRL CDI	0	(572)	(572)
BRL	102,064	01/02/2029	1M	CME	13.35%	Receive	BRL CDI	0	(483)	(483)
BRL	102,382	01/02/2029	1M	CME	13.35%	Receive	BRL CDI	0	(490)	(490)
EUR	2,339,452	02/25/2029	1Y	LCH	1.88%	Pay	12 Month EUR STR	(4,289)	(7,183)	(2,894)
USD	5,440,728	01/15/2030	1M	LCH	2.52%	Pay	U.S. CPI Urban Consumers NSA	2,272	(21,777)	(24,049)
USD	5,677,365	02/28/2030	1Y	CME	3.41%	Receive	12 Month USD SOFR	(10,635)	(10,785)	(150)
USD	4,887,718	03/03/2030	1M	LCH	2.52%	Pay	U.S. CPI Urban Consumers NSA	(1,718)	(14,747)	(13,029)
GBP	1,251,344	06/16/2030	1Y	LCH	3.66%	Receive	12 Month GBP WMBA SONIA Compound	7,904	(1,326)	(9,230)
USD	1,528,425	06/16/2030	1Y	LCH	3.59%	Receive	12 Month USD SOFR	20,425	(9,798)	(30,223)
CAD	76,207	12/15/2030	6M	LCH	2.81%	Receive	CAD CORRA	42	(312)	(354)
HUF	64,187	12/17/2030	6M	LCH	6.30%	Receive	12 Month HUF BUBOR	0	(38)	(38)
SGD	77,942	12/17/2030	6M	LCH	1.45%	Pay	6 Month SGD SOR Telerate	0	(392)	(392)
SGD	78,740	12/17/2030	6M	LCH	1.42%	Pay	6 Month SGD SOR Telerate	0	(503)	(503)
INR	101,645	12/17/2030	6M	LCH	5.64%	Pay	6 Month INR FBIL MIBOR OIS Compound	56	(120)	(176)
SEK	1,814,546	12/17/2030	1Y	LCH	2.28%	Pay	12 Month SEK STIBOR	(740)	(8,560)	(7,820)
NOK	3,014,445	12/17/2030	6M	LCH	4.03%	Receive	12 Month NOK NIBOR NIBR	3,820	(9,769)	(13,589)
EUR	3,149,133	12/17/2030	1Y	LCH	2.31%	Pay	12 Month EUR EURIBOR	(9,507)	(5,045)	4,462
EUR	3,287,373	12/17/2030	1Y	LCH	2.28%	Pay	12 Month EUR EURIBOR	(1,705)	(9,787)	(8,082)
EUR	15,490,738	12/17/2030	1Y	LCH	2.22%	Receive	12 Month EUR STR	(10,386)	(73,604)	(63,218)
BRL	58,930	01/02/2031	1M	CME	13.47%	Receive	BRL CDI	0	(669)	(669)
INR	130,657	03/15/2031	6M	LCH	5.82%	Pay	6 Month INR FBIL MIBOR OIS Compound	0	(248)	(248)
AUD	382,640	03/15/2031	3M	LCH	3.84%	Pay	3 Month AUD BBR BBSW	(176)	(1,400)	(1,224)
ZAR	138,746	03/18/2031	3M	LCH	6.99%	Receive	3 Month ZAR JIBAR SAFEX	0	(81)	(81)
SGD	138,982	03/18/2031	6M	LCH	1.53%	Pay	6 Month SGD SOR Telerate	(7)	(403)	(396)
ZAR	168,955	03/18/2031	3M	LCH	7.04%	Receive	3 Month ZAR JIBAR SAFEX	0	(427)	(427)
ILS	180,723	03/18/2031	1Y	LCH	3.85%	Receive	1 day ILS SHIR	3	(2,412)	(2,415)
ZAR	184,124	03/18/2031	3M	LCH	7.16%	Receive	3 Month ZAR JIBAR SAFEX	0	(1,423)	(1,423)
KRW	287,311	03/18/2031	3M	LCH	2.56%	Pay	3 Month KRW CD KSDA	19	(3,371)	(3,390)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Swap Contracts (continued)

Centrally Cleared Interest Rate Swaps (continued)

Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
AUD	574,026	03/18/2031	6M	LCH	3.81%	Pay	3 Month AUD BBR BBSW	$(840)	$(4,780)	$(3,940)
CAD	972,716	03/18/2031	6M	LCH	2.56%	Receive	CAD CORRA	1,562	(1,217)	(2,779)
EUR	1,011,026	02/13/2032	6M	LCH	2.25%	Receive	12 Month EUR EURIBOR	0	(1,953)	(1,953)
EUR	527,167	07/02/2034	6M	LCH	2.56%	Receive	12 Month EUR EURIBOR	(502)	(65)	437
EUR	1,799,311	07/04/2034	6M	LCH	3.25%	Receive	12 Month EUR EURIBOR	(155,724)	(125,896)	29,828
USD	5,434,032	01/15/2035	1M	LCH	2.55%	Receive	U.S. CPI Urban Consumers NSA	(8,968)	(15,421)	(6,453)
COP	455,814	03/20/2035	3M	CME	9.83%	Pay	3 Month COP IBR OIS Compound	(742)	(7,379)	(6,637)
GBP	2,553,518	04/15/2035	1M	LCH	3.22%	Receive	U.K. Retail Price Index	600	(8,514)	(9,114)
USD	947,867	05/15/2035	1Y	CME	3.53%	Pay	12 Month USD SOFR	(7,867)	(7,867)	0
EUR	2,261,721	06/15/2035	1M	LCH	1.92%	Pay	Eurostat Eurozone HICP ex-Tobacco NSA	(7,519)	(5,922)	1,597
GBP	2,461,012	06/15/2035	1M	LCH	3.14%	Receive	U.K. Retail Price Index	7,657	(14,651)	(22,308)
NZD	766,461	06/19/2035	3M	LCH	4.34%	Receive	6 Month NZD BBR FRA	11,519	(808)	(12,327)
EUR	2,765,694	08/27/2035	6M	LCH	2.69%	Receive	12 Month EUR EURIBOR	600	(17,919)	(18,519)
EUR	288,209	09/17/2035	6M	LCH	2.66%	Receive	12 Month EUR EURIBOR	(341)	(341)	0
ZAR	49,003	09/18/2035	3M	LCH	10.80%	Receive	3 Month ZAR JIBAR SAFEX	0	(2,470)	(2,470)
ZAR	111,060	09/18/2035	3M	LCH	10.68%	Receive	3 Month ZAR JIBAR SAFEX	0	(5,121)	(5,121)
EUR	820,508	09/30/2035	6M	LCH	2.69%	Receive	12 Month EUR EURIBOR	686	(4,377)	(5,063)
COP	10,638	12/17/2035	3M	CME	9.12%	Pay	3 Month COP IBR OIS Compound	0	(414)	(414)
COP	16,071	12/17/2035	3M	CME	9.33%	Pay	3 Month COP IBR OIS Compound	0	(445)	(445)
COP	35,743	12/17/2035	3M	CME	9.30%	Pay	3 Month COP IBR OIS Compound	0	(1,032)	(1,032)
COP	36,437	12/17/2035	3M	CME	9.00%	Pay	3 Month COP IBR OIS Compound	0	(1,704)	(1,704)
HUF	44,707	12/17/2035	1Y	LCH	6.57%	Pay	12 Month HUF BUBOR	0	(131)	(131)
CLP	47,581	12/17/2035	6M	CME	5.14%	Pay	6 Month CLP TNA ABIF	0	(408)	(408)
ILS	52,694	12/17/2035	1Y	LCH	4.13%	Receive	1 day ILS SHIR	0	(1,475)	(1,475)
HUF	72,530	12/17/2035	1Y	LCH	6.58%	Pay	12 Month HUF BUBOR	0	(130)	(130)
HUF	105,669	12/17/2035	1Y	LCH	6.60%	Pay	12 Month HUF BUBOR	(75)	(39)	36
SGD	140,055	12/17/2035	6M	LCH	2.29%	Receive	6 Month SGD SOR Telerate	20	(5,530)	(5,550)
HUF	150,242	12/18/2035	6M	LCH	7.07%	Receive	12 Month HUF BUBOR	0	(149)	(149)
SGD	203,690	12/18/2035	6M	LCH	2.00%	Pay	6 Month SGD SOR Telerate	0	(1,553)	(1,553)
CAD	726,791	12/18/2035	6M	LCH	3.47%	Receive	CAD CORRA	1,501	(5,173)	(6,674)
MXN	64,567	03/05/2036	1M	CME	7.63%	Pay	28 Day MXN TIIE Banxico	0	(1,681)	(1,681)
MXN	346,183	03/05/2036	1M	CME	7.67%	Pay	28 Day MXN TIIE Banxico	0	(7,953)	(7,953)
MXN	88,870	03/12/2036	1M	CME	8.35%	Pay	28 Day MXN TIIE Banxico	0	(789)	(789)
HUF	53,223	03/18/2036	1Y	LCH	6.56%	Pay	12 Month HUF BUBOR	0	(199)	(199)
KRW	78,580	03/18/2036	3M	LCH	2.79%	Pay	3 Month KRW CD KSDA	0	(1,016)	(1,016)
KRW	102,218	03/18/2036	3M	LCH	2.82%	Pay	3 Month KRW CD KSDA	0	(1,054)	(1,054)
USD	126,157	03/18/2036	1Y	LCH	3.53%	Pay	12 Month USD SOFR	(157)	(1,599)	(1,442)
KRW	132,014	03/18/2036	3M	LCH	2.79%	Pay	3 Month KRW CD KSDA	0	(1,707)	(1,707)
ILS	136,055	03/18/2036	1Y	LCH	4.15%	Receive	1 day ILS SHIR	(5)	(3,947)	(3,942)
EUR	1,473,612	03/18/2036	6M	LCH	2.69%	Receive	12 Month EUR EURIBOR	(1,495)	(1,075)	420
SEK	643,294	03/19/2036	1Y	LCH	3.09%	Pay	12 Month SEK STIBOR	1,109	(99)	(1,208)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Swap Contracts (continued)

Centrally Cleared Interest Rate Swaps (continued)

Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
AUD	1,692,652	03/19/2036	6M	LCH	4.78%	Pay	3 Month AUD BBR BBSW	$(1,344)	$(3,772)	$(2,428)
EUR	555,983	02/15/2039	6M	LCH	2.69%	Receive	12 Month EUR EURIBOR	(15,663)	(2,486)	13,177
EUR	478,804	02/24/2046	6M	LCH	3.03%	Receive	12 Month EUR EURIBOR	(11,644)	(8,087)	3,557
EUR	686,405	01/15/2053	6M	LCH	2.94%	Receive	12 Month EUR EURIBOR	(6)	(5,328)	(5,322)
EUR	696,827	01/15/2053	6M	LCH	2.94%	Receive	12 Month EUR EURIBOR	3,388	(4,221)	(7,609)
EUR	602,008	06/12/2054	6M	LCH	2.94%	Receive	12 Month EUR EURIBOR	412	(5,316)	(5,728)
USD	2,193,000	09/09/2055	1Y	LCH	3.98%	Receive	12 Month USD SOFR	0	(10,557)	(10,557)
EUR	7,651,713	09/25/2055	6M	LCH	2.91%	Receive	12 Month EUR EURIBOR	(57,600)	(31,967)	25,633
EUR	378,626	09/17/2075	6M	LCH	2.81%	Receive	12 Month EUR EURIBOR	(1,523)	(31)	1,492
Total Centrally Cleared Interest Rate Swaps								$(238,889)	$(613,920)	$(375,031)

Total Return Swaps

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
HKD	(769)	05/15/2033	1M	MSI	1 day HKD HONIA	Alibaba Group Holding Ltd.	$0	$(16)	$(16)
HKD	7,120	05/05/2028	1M	JPM	1 day HKD HONIA	Laopu Gold Co., Ltd.	0	(42)	(42)
HKD	6,167	05/15/2033	1M	MSI	1 day HKD HONIA	Xiaomi Corp.	0	(779)	(779)
HKD	10,504	05/20/2033	1M	GST	1 day HKD HONIA	Xiaomi Corp.	0	(870)	(870)
HKD	37,151	05/05/2028	1M	JPM	1 day HKD HONIA	Tencent Holdings Ltd.	0	(2,062)	(2,062)
HKD	14,476	05/05/2028	1M	JPM	1 day HKD HONIA	Xiaomi Corp.	0	(2,857)	(2,857)
HKD	304,597	05/15/2033	1M	MSI	1 day HKD HONIA	HK Real Estate Index	0	(4,673)	(4,673)
HKD	450,874	05/20/2033	1M	GST	1 day HKD HONIA	Hong Kong Exchanges & Clearing Ltd.	0	(6,675)	(6,675)
HKD	105,948	05/05/2028	1M	JPM	1 day HKD HONIA	Alibaba Group Holding Ltd.	0	(9,090)	(9,090)
USD	1,315	05/05/2028	1M	JPM	1 day USD OBFR	Wix.com Ltd.	0	(5)	(5)
USD	2,450	05/15/2033	1M	MSI	1 day USD OBFR	MediaTek, Inc.	0	(24)	(24)
USD	11,343	05/15/2033	1M	MSI	1 day USD OBFR	Block, Inc.	0	(28)	(28)
USD	2,864	05/15/2033	1M	MSI	1 day USD OBFR	TriNet Group, Inc.	0	(44)	(44)
USD	12,757	05/20/2033	1M	GST	1 day USD OBFR	DT Midstream, Inc.	0	(56)	(56)
USD	498	05/05/2028	1M	JPM	1 day USD OBFR	Lens Technology Co., Ltd.	0	(65)	(65)
USD	9,324	05/20/2033	1M	GST	1 day USD OBFR	Freeport-McMoRan, Inc.	0	(75)	(75)
USD	4,964	05/15/2033	1M	MSI	1 day USD OBFR	Brookfield Renewable Corp.	0	(76)	(76)
USD	16,555	05/15/2033	1M	MSI	1 day USD OBFR	ARM Holdings PLC	0	(82)	(82)
USD	19,499	05/20/2033	1M	GST	1 day USD OBFR	SiTime Corp.	0	(93)	(93)
USD	3,320	05/15/2033	1M	MSI	1 day USD OBFR	Shoals Technologies Group, Inc.	0	(104)	(104)
USD	37,716	05/15/2033	1M	MSI	1 day USD OBFR	ConocoPhillips	0	(128)	(128)
USD	157,870	05/20/2033	1M	GST	1 day USD OBFR	StepStone Group, Inc.	0	(130)	(130)
USD	1,667	05/15/2033	1M	MSI	1 day USD OBFR	Crown Castle, Inc.	0	(133)	(133)
USD	1,478,780	05/15/2033	1M	MSI	1 day USD OBFR	iShares iBoxx $ High Yield Corporate Bond ETF	0	(140)	(140)
USD	8,159	05/05/2028	1M	JPM	1 day USD OBFR	United Therapeutics Corp.	0	(141)	(141)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	20,008	05/20/2033	1M	GST	1 day USD OBFR	CG oncology, Inc.	$0	$(147)	$(147)
USD	10,727	05/15/2033	1M	MSI	1 day USD OBFR	Visa, Inc.	0	(164)	(164)
USD	4,585	05/05/2028	1M	JPM	1 day USD OBFR	Luxshare Precision Industry Co., Ltd.	0	(166)	(166)
USD	46,236	05/05/2028	1M	JPM	1 day USD OBFR	Intuit, Inc.	0	(175)	(175)
USD	16,619	05/05/2028	1M	JPM	1 day USD OBFR	Kinetik Holdings, Inc.	0	(175)	(175)
USD	48,914	05/15/2033	1M	MSI	1 day USD OBFR	Sempra	0	(186)	(186)
USD	29,778	05/15/2033	1M	MSI	1 day USD OBFR	ISC Co., Ltd.	0	(203)	(203)
USD	59,709	05/15/2033	1M	MSI	1 day USD OBFR	Devon Energy Corp.	0	(220)	(220)
USD	6,972	05/20/2033	1M	GST	1 day USD OBFR	NiSource, Inc.	0	(232)	(232)
USD	11,629	05/05/2028	1M	JPM	1 day USD OBFR	Microsoft Corp.	0	(237)	(237)
USD	5,346	05/20/2033	1M	GST	1 day USD OBFR	Dominion Energy, Inc.	0	(240)	(240)
USD	13,585	05/05/2028	1M	JPM	1 day USD OBFR	ASPEED Technology, Inc.	0	(243)	(243)
USD	22,926	05/20/2033	1M	GST	1 day USD OBFR	Disc Medicine, Inc.	0	(250)	(250)
USD	63,491	05/05/2028	1M	JPM	1 day USD OBFR	Permian Resources Corp.	0	(252)	(252)
USD	9,892	05/20/2033	1M	GST	1 day USD OBFR	MediaTek, Inc.	0	(271)	(271)
USD	5,966	05/05/2028	1M	JPM	1 day USD OBFR	Dominion Energy, Inc.	0	(273)	(273)
USD	6,522	05/15/2033	1M	MSI	1 day USD OBFR	PG&E Corp.	0	(282)	(282)
USD	6,265	05/15/2033	1M	MSI	1 day USD OBFR	Centuri Holdings, Inc.	0	(309)	(309)
USD	6,860	05/15/2033	1M	MSI	1 day USD OBFR	CoreWeave, Inc.	0	(309)	(309)
USD	344,483	05/05/2028	1M	JPM	1 day USD OBFR	Goldman Sachs Group, Inc.	0	(318)	(318)
USD	14,938	05/15/2033	1M	MSI	1 day USD OBFR	Zhejiang Crystal-Optech Co., Ltd.	0	(323)	(323)
USD	37,944	05/20/2033	1M	GST	1 day USD OBFR	Shoals Technologies Group, Inc.	0	(350)	(350)
USD	48,654	05/20/2033	1M	GST	1 day USD OBFR	Block, Inc.	0	(356)	(356)
USD	19,021	05/15/2033	1M	MSI	1 day USD OBFR	NiSource, Inc.	0	(369)	(369)
USD	14,841	05/20/2033	1M	GST	1 day USD OBFR	AAON, Inc.	0	(378)	(378)
USD	35,099	05/15/2033	1M	MSI	1 day USD OBFR	Solaris Energy Infrastructure, Inc.	0	(393)	(393)
USD	64,541	05/20/2033	1M	GST	1 day USD OBFR	Flex Ltd.	0	(395)	(395)
USD	7,864	05/15/2033	1M	MSI	1 day USD OBFR	Brookfield Renewable Partners LP	0	(412)	(412)
USD	58,739	05/15/2033	1M	MSI	1 day USD OBFR	KeyCorp	0	(464)	(464)
USD	16,240	05/20/2033	1M	GST	1 day USD OBFR	James Hardie Industries PLC	0	(479)	(479)
USD	9,680	05/15/2033	1M	MSI	1 day USD OBFR	Interpublic Group of Cos., Inc.	0	(494)	(494)
USD	68,435	05/15/2033	1M	MSI	1 day USD OBFR	Alphabet, Inc.	0	(516)	(516)
USD	463,423	05/15/2033	1M	MSI	1 day USD OBFR	Eaton Corp. PLC	0	(591)	(591)
USD	46,382	05/15/2033	1M	MSI	1 day USD OBFR	ONE Gas, Inc.	0	(594)	(594)
USD	9,418	05/05/2028	1M	JPM	1 day USD OBFR	T-Mobile U.S., Inc.	0	(596)	(596)
USD	19,639	05/15/2033	1M	MSI	1 day USD OBFR	Matador Resources Co.	0	(619)	(619)
USD	27,042	05/15/2033	1M	MSI	1 day USD OBFR	NEXTracker, Inc.	0	(623)	(623)
USD	(14,593)	05/05/2028	1M	JPM	1 day USD OBFR	Corning, Inc.	0	(640)	(640)
USD	63,580	05/20/2033	1M	GST	1 day USD OBFR	Vita Coco Co., Inc.	0	(657)	(657)
USD	27,552	05/20/2033	1M	GST	1 day USD OBFR	CoreWeave, Inc.	0	(676)	(676)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	40,245	05/20/2033	1M	GST	1 day USD OBFR	Alibaba Group Holding Ltd.	$0	$(705)	$(705)
USD	380,314	05/15/2033	1M	MSI	1 day USD OBFR	MSXXPHRM Index	0	(727)	(727)
USD	29,176	05/15/2033	1M	MSI	1 day USD OBFR	Monster Beverage Corp.	0	(774)	(774)
USD	43,281	05/20/2033	1M	GST	1 day USD OBFR	TriNet Group, Inc.	0	(801)	(801)
USD	96,707	05/20/2033	1M	GST	1 day USD OBFR	Sempra	0	(814)	(814)
USD	12,267	05/15/2033	1M	MSI	1 day USD OBFR	DoorDash, Inc.	0	(821)	(821)
USD	4,472	05/20/2033	1M	GST	1 day USD OBFR	Enphase Energy, Inc.	0	(841)	(841)
USD	48,120	05/20/2033	1M	GST	1 day USD OBFR	Monolithic Power Systems, Inc.	0	(885)	(885)
USD	5,637	05/05/2028	1M	JPM	1 day USD OBFR	Westlake Corp.	0	(889)	(889)
USD	21,100	05/20/2033	1M	GST	1 day USD OBFR	PG&E Corp.	0	(911)	(911)
USD	30,568	05/15/2033	1M	MSI	1 day USD OBFR	Alnylam Pharmaceuticals, Inc.	0	(925)	(925)
USD	26,039	05/05/2028	1M	JPM	1 day USD OBFR	Quanta Computer, Inc.	0	(950)	(950)
USD	286,504	05/15/2033	1M	MSI	1 day USD OBFR	ARES Management Corp.	0	(981)	(981)
USD	23,903	05/20/2033	1M	GST	1 day USD OBFR	Cheniere Energy, Inc.	0	(1,007)	(1,007)
USD	22,574	05/05/2028	1M	JPM	1 day USD OBFR	Mastercard, Inc.	0	(1,016)	(1,016)
USD	275,037	05/15/2033	1M	MSI	1 day USD OBFR	Bank of New York Mellon Corp.	0	(1,067)	(1,067)
USD	51,135	05/05/2028	1M	JPM	1 day USD OBFR	MediaTek, Inc.	0	(1,070)	(1,070)
USD	45,591	05/05/2028	1M	JPM	1 day USD OBFR	WEC Energy Group, Inc.	0	(1,122)	(1,122)
USD	272,883	05/15/2033	1M	MSI	1 day USD OBFR	Rocket Cos., Inc.	0	(1,142)	(1,142)
USD	123,652	05/20/2033	1M	GST	1 day USD OBFR	ARM Holdings PLC	0	(1,211)	(1,211)
USD	5,767	05/15/2033	1M	MSI	1 day USD OBFR	Net Power, Inc.	0	(1,225)	(1,225)
USD	20,234	05/15/2033	1M	MSI	1 day USD OBFR	Fidelity National Information Services, Inc.	0	(1,228)	(1,228)
USD	14,582	05/05/2028	1M	JPM	1 day USD OBFR	TriNet Group, Inc.	0	(1,322)	(1,322)
USD	14,375	05/15/2033	1M	MSI	1 day USD OBFR	Clean Harbors, Inc.	0	(1,323)	(1,323)
USD	21,355	05/05/2028	1M	JPM	1 day USD OBFR	ConocoPhillips	0	(1,361)	(1,361)
USD	37,415	05/05/2028	1M	JPM	1 day USD OBFR	Spotify Technology SA	0	(1,373)	(1,373)
USD	25,752	05/15/2033	1M	MSI	1 day USD OBFR	AAON, Inc.	0	(1,450)	(1,450)
USD	16,661	05/20/2033	1M	GST	1 day USD OBFR	Westlake Corp.	0	(1,454)	(1,454)
USD	31,403	05/15/2033	1M	MSI	1 day USD OBFR	Consolidated Edison, Inc.	0	(1,498)	(1,498)
USD	19,431	05/20/2033	1M	GST	1 day USD OBFR	Fidelity National Information Services, Inc.	0	(1,550)	(1,550)
USD	87,567	05/15/2033	1M	MSI	1 day USD OBFR	Wayfair, Inc.	0	(1,550)	(1,550)
USD	43,254	05/20/2033	1M	GST	1 day USD OBFR	ONE Gas, Inc.	0	(1,555)	(1,555)
USD	20,102	05/05/2028	1M	JPM	1 day USD OBFR	SiTime Corp.	0	(1,565)	(1,565)
USD	36,282	05/20/2033	1M	GST	1 day USD OBFR	Genius Sports Ltd.	0	(1,602)	(1,602)
USD	38,744	05/20/2033	1M	GST	1 day USD OBFR	DoorDash, Inc.	0	(1,606)	(1,606)
USD	124,332	05/15/2033	1M	MSI	1 day USD OBFR	Burlington Stores, Inc.	0	(1,763)	(1,763)
USD	18,671	05/15/2033	1M	MSI	1 day USD OBFR	Meta Platforms, Inc.	0	(1,814)	(1,814)
USD	95,058	05/20/2033	1M	GST	1 day USD OBFR	Dick’s Sporting Goods, Inc.	0	(1,827)	(1,827)
USD	51,287	05/15/2033	1M	MSI	1 day USD OBFR	Cheniere Energy, Inc.	0	(1,891)	(1,891)
USD	47,858	05/15/2033	1M	MSI	1 day USD OBFR	Chesapeake Utilities Corp.	0	(1,910)	(1,910)
USD	47,836	05/05/2028	1M	JPM	1 day USD OBFR	NiSource, Inc.	0	(1,928)	(1,928)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	30,707	05/20/2033	1M	GST	1 day USD OBFR	IDACORP, Inc.	$0	$(1,936)	$(1,936)
USD	41,176	05/05/2028	1M	JPM	1 day USD OBFR	Bill Holdings, Inc.	0	(1,945)	(1,945)
USD	125,650	05/20/2033	1M	GST	1 day USD OBFR	Visa, Inc.	0	(1,962)	(1,962)
USD	23,537	05/15/2033	1M	MSI	1 day USD OBFR	Westlake Corp.	0	(1,999)	(1,999)
USD	29,982	05/15/2033	1M	MSI	1 day USD OBFR	Netflix, Inc.	0	(2,010)	(2,010)
USD	90,752	05/20/2033	1M	GST	1 day USD OBFR	Take-Two Interactive Software, Inc.	0	(2,048)	(2,048)
USD	61,235	05/05/2028	1M	JPM	1 day USD OBFR	IDACORP, Inc.	0	(2,143)	(2,143)
USD	76,232	05/15/2033	1M	MSI	1 day USD OBFR	Hamilton Insurance Group Ltd.	0	(2,311)	(2,311)
USD	365,306	05/15/2033	1M	MSI	1 day USD OBFR	Microsoft Corp.	0	(2,321)	(2,321)
USD	70,741	05/20/2033	1M	GST	1 day USD OBFR	Atmos Energy Corp.	0	(2,396)	(2,396)
USD	58,633	05/05/2028	1M	JPM	1 day USD OBFR	Live Nation Entertainment, Inc.	0	(2,410)	(2,410)
USD	214,567	05/15/2033	1M	MSI	1 day USD OBFR	Mastercard, Inc.	0	(2,539)	(2,539)
USD	109,215	05/15/2033	1M	MSI	1 day USD OBFR	Tradeweb Markets, Inc.	0	(2,560)	(2,560)
USD	328,323	05/20/2033	1M	GST	1 day USD OBFR	Microsoft Corp.	0	(2,621)	(2,621)
USD	64,213	05/20/2033	1M	GST	1 day USD OBFR	Interpublic Group of Cos., Inc.	0	(2,706)	(2,706)
USD	47,507	05/15/2033	1M	MSI	1 day USD OBFR	Ally Financial, Inc.	0	(2,739)	(2,739)
USD	127,776	05/15/2033	1M	MSI	1 day USD OBFR	SiriusPoint Ltd.	0	(2,815)	(2,815)
USD	661,166	05/15/2033	1M	MSI	1 day USD OBFR	Charles Schwab Corp.	0	(2,929)	(2,929)
USD	71,319	05/20/2033	1M	GST	1 day USD OBFR	Matador Resources Co.	0	(2,934)	(2,934)
USD	17,209	05/15/2033	1M	MSI	1 day USD OBFR	Tigo Energy, Inc.	0	(3,049)	(3,049)
USD	212,475	05/20/2033	1M	GST	1 day USD OBFR	KKR & Co., Inc.	0	(3,149)	(3,149)
USD	300,877	05/20/2033	1M	GST	1 day USD OBFR	Comerica, Inc.	0	(3,292)	(3,292)
USD	94,035	05/15/2033	1M	MSI	1 day USD OBFR	American Financial Group, Inc.	0	(3,307)	(3,307)
USD	153,508	05/15/2033	1M	MSI	1 day USD OBFR	Comerica, Inc.	0	(3,492)	(3,492)
USD	68,513	05/20/2033	1M	GST	1 day USD OBFR	Maplebear, Inc.	0	(3,676)	(3,676)
USD	51,459	05/15/2033	1M	MSI	1 day USD OBFR	James Hardie Industries PLC	0	(3,718)	(3,718)
USD	59,304	05/05/2028	1M	JPM	1 day USD OBFR	Ovintiv, Inc.	0	(3,789)	(3,789)
USD	92,641	05/15/2033	1M	MSI	1 day USD OBFR	Atmos Energy Corp.	0	(3,862)	(3,862)
USD	24,470	05/15/2033	1M	MSI	1 day USD OBFR	Array Technologies, Inc.	0	(3,876)	(3,876)
USD	72,300	05/15/2033	1M	MSI	1 day USD OBFR	Evercore, Inc.	0	(3,962)	(3,962)
USD	124,352	05/15/2033	1M	MSI	1 day USD OBFR	EQT Corp.	0	(4,172)	(4,172)
USD	232,978	05/15/2033	1M	MSI	1 day USD OBFR	Al Rajhi Bank	0	(4,280)	(4,280)
USD	136,536	05/20/2033	1M	GST	1 day USD OBFR	Tradeweb Markets, Inc.	0	(4,376)	(4,376)
USD	50,390	05/20/2033	1M	GST	1 day USD OBFR	T-Mobile U.S., Inc.	0	(4,389)	(4,389)
USD	178,580	05/20/2033	1M	GST	1 day USD OBFR	Rocket Cos., Inc.	0	(4,900)	(4,900)
USD	52,959	05/05/2028	1M	JPM	1 day USD OBFR	Meta Platforms, Inc.	0	(4,981)	(4,981)
USD	120,824	05/20/2033	1M	GST	1 day USD OBFR	Monster Beverage Corp.	0	(5,075)	(5,075)
USD	235,850	05/20/2033	1M	GST	1 day USD OBFR	Netflix, Inc.	0	(5,365)	(5,365)
USD	111,289	05/15/2033	1M	MSI	1 day USD OBFR	Dominion Energy, Inc.	0	(5,412)	(5,412)
USD	227,110	05/20/2033	1M	GST	1 day USD OBFR	Mastercard, Inc.	0	(5,458)	(5,458)
USD	133,370	05/05/2028	1M	JPM	1 day USD OBFR	Expand Energy Corp.	0	(5,472)	(5,472)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	108,334	05/15/2033	1M	MSI	1 day USD OBFR	Dick’s Sporting Goods, Inc.	$0	$(5,802)	$(5,802)
USD	65,600	05/15/2033	1M	MSI	1 day USD OBFR	HA Sustainable Infrastructure Capital, Inc.	0	(6,079)	(6,079)
USD	21,384	05/15/2033	1M	MSI	1 day USD OBFR	MP Materials Corp.	0	(6,369)	(6,369)
USD	48,188	05/15/2033	1M	MSI	1 day USD OBFR	Wolverine World Wide, Inc.	0	(6,522)	(6,522)
USD	255,156	05/05/2028	1M	JPM	1 day USD OBFR	Block, Inc.	0	(6,529)	(6,529)
USD	94,187	05/15/2033	1M	MSI	1 day USD OBFR	Celsius Holdings, Inc.	0	(6,673)	(6,673)
USD	239,289	05/20/2033	1M	GST	1 day USD OBFR	Antero Resources Corp.	0	(7,062)	(7,062)
USD	106,675	05/20/2033	1M	GST	1 day USD OBFR	Yum! Brands, Inc.	0	(7,164)	(7,164)
USD	136,499	05/20/2033	1M	GST	1 day USD OBFR	Bill Holdings, Inc.	0	(7,433)	(7,433)
USD	263,282	05/15/2033	1M	MSI	1 day USD OBFR	American International Group, Inc.	0	(7,452)	(7,452)
USD	207,697	05/15/2033	1M	MSI	1 day USD OBFR	Walmart, Inc.	0	(7,867)	(7,867)
USD	163,977	05/05/2028	1M	JPM	1 day USD OBFR	Crown Castle, Inc.	0	(8,077)	(8,077)
USD	133,692	05/20/2033	1M	GST	1 day USD OBFR	Crown Castle, Inc.	0	(8,105)	(8,105)
USD	108,933	05/05/2028	1M	JPM	1 day USD OBFR	Netflix, Inc.	0	(8,236)	(8,236)
USD	74,681	05/20/2033	1M	GST	1 day USD OBFR	Meta Platforms, Inc.	0	(8,550)	(8,550)
USD	190,519	05/20/2033	1M	GST	1 day USD OBFR	EQT Corp.	0	(9,686)	(9,686)
USD	153,567	05/15/2033	1M	MSI	1 day USD OBFR	StepStone Group, Inc.	0	(10,438)	(10,438)
USD	121,024	05/05/2028	1M	JPM	1 day USD OBFR	Chord Energy Corp.	0	(10,890)	(10,890)
USD	122,455	05/05/2028	1M	JPM	1 day USD OBFR	Williams Cos., Inc.	0	(10,997)	(10,997)
USD	225,876	05/20/2033	1M	GST	1 day USD OBFR	Walmart, Inc.	0	(12,386)	(12,386)
USD	167,156	05/20/2033	1M	GST	1 day USD OBFR	Williams Cos., Inc.	0	(12,701)	(12,701)
USD	171,398	05/20/2033	1M	GST	1 day USD OBFR	Evercore, Inc.	0	(14,103)	(14,103)
USD	403,710	05/20/2033	1M	GST	1 day USD OBFR	Nasdaq, Inc.	0	(14,901)	(14,901)
USD	178,429	05/15/2033	1M	MSI	1 day USD OBFR	Excelerate Energy, Inc.	0	(15,299)	(15,299)
USD	129,245	05/05/2028	1M	JPM	1 day USD OBFR	Matador Resources Co.	0	(15,482)	(15,482)
USD	206,845	05/15/2033	1M	MSI	1 day USD OBFR	Blackrock, Inc.	0	(20,602)	(20,602)
USD	512,028	05/15/2033	1M	MSI	1 day USD OBFR	KKR & Co., Inc.	0	(25,219)	(25,219)
USD	505,323	05/05/2028	1M	JPM	1 day USD OBFR	KKR & Co., Inc.	0	(34,015)	(34,015)
USD	640,502	05/15/2033	1M	MSI	1 day USD OBFR	Boeing Co.	0	(38,849)	(38,849)
DKK	5,808	05/15/2033	1M	MSI	1 Month DKK CIBOR	Royal Unibrew AS	0	(15)	(15)
DKK	998	05/15/2033	1M	MSI	1 Month DKK CIBOR	NTG Nordic Transport Group AS	0	(29)	(29)
DKK	6,794	05/05/2028	1M	JPM	1 Month DKK CIBOR	NTG Nordic Transport Group AS	0	(125)	(125)
DKK	16,727	05/20/2033	1M	GST	1 Month DKK CIBOR	NTG Nordic Transport Group AS	0	(551)	(551)
DKK	49,591	05/20/2033	1M	GST	1 Month DKK CIBOR	Scandinavian Tobacco Group AS	0	(592)	(592)
DKK	82,202	05/20/2033	1M	GST	1 Month DKK CIBOR	Royal Unibrew AS	0	(3,000)	(3,000)
NOK	36,423	05/20/2033	1M	GST	1 Month NOK NIBOR	Subsea 7 SA	0	(155)	(155)
NOK	281,795	05/15/2033	1M	MSI	1 Month NOK NIBOR	Storebrand ASA	0	(1,615)	(1,615)
NOK	94,131	05/05/2028	1M	JPM	1 Month NOK NIBOR	Var Energi ASA	0	(3,074)	(3,074)
CHF	9,105	05/15/2033	1M	MSI	12 Month CHF SARON	Baloise Holding AG	0	(115)	(115)
CHF	29,345	05/05/2028	1M	JPM	12 Month CHF SARON	Sulzer AG	0	(682)	(682)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
CHF	101,511	05/15/2033	1M	MSI	12 Month CHF SARON	UBS Group AG	$0	$(1,762)	$(1,762)
EUR	1,733	05/05/2028	1M	JPM	12 Month EUR STR	Sampo OYJ	0	(1)	(1)
EUR	1,718	05/15/2033	1M	MSI	12 Month EUR STR	Beiersdorf AG	0	(10)	(10)
EUR	1,138	05/15/2033	1M	MSI	12 Month EUR STR	Sampo OYJ	0	(14)	(14)
EUR	817	05/05/2028	1M	JPM	12 Month EUR STR	SAP SE	0	(30)	(30)
EUR	1,089	05/15/2033	1M	MSI	12 Month EUR STR	SAP SE	0	(40)	(40)
EUR	3,981	05/15/2033	1M	MSI	12 Month EUR STR	Elis SA	0	(46)	(46)
EUR	1,806	05/05/2028	1M	JPM	12 Month EUR STR	IONOS Group SE	0	(46)	(46)
EUR	7,565	05/15/2033	1M	MSI	12 Month EUR STR	Sacyr SA	0	(50)	(50)
EUR	9,011	05/05/2028	1M	JPM	12 Month EUR STR	Bank of Ireland Group PLC	0	(63)	(63)
EUR	6,145	05/05/2028	1M	JPM	12 Month EUR STR	National Bank of Greece SA	0	(86)	(86)
EUR	2,053	05/05/2028	1M	JPM	12 Month EUR STR	Vienna Insurance Group AG Wiener Versicherung Gruppe	0	(120)	(120)
EUR	4,214	05/05/2028	1M	JPM	12 Month EUR STR	Technip Energies NV	0	(120)	(120)
EUR	288,725	05/20/2033	1M	GST	12 Month EUR STR	Merlin Properties Socimi SA	0	(122)	(122)
EUR	2,838	05/15/2033	1M	MSI	12 Month EUR STR	IPSOS SA	0	(168)	(168)
EUR	11,453	05/20/2033	1M	GST	12 Month EUR STR	Saipem SpA	0	(180)	(180)
EUR	6,891	05/15/2033	1M	MSI	12 Month EUR STR	Acerinox SA	0	(279)	(279)
EUR	4,083	05/15/2033	1M	MSI	12 Month EUR STR	IONOS Group SE	0	(320)	(320)
EUR	11,405	05/05/2028	1M	JPM	12 Month EUR STR	DiaSorin SpA	0	(340)	(340)
EUR	27,799	05/20/2033	1M	GST	12 Month EUR STR	Danone SA	0	(355)	(355)
EUR	30,741	05/20/2033	1M	GST	12 Month EUR STR	RENK Group AG	0	(375)	(375)
EUR	22,629	05/05/2028	1M	JPM	12 Month EUR STR	SPIE SA	0	(579)	(579)
EUR	11,494	05/15/2033	1M	MSI	12 Month EUR STR	Aperam SA	0	(616)	(616)
EUR	11,917	05/15/2033	1M	MSI	12 Month EUR STR	SPIE SA	0	(618)	(618)
EUR	82,828	05/20/2033	1M	GST	12 Month EUR STR	Immobiliare Grande Distribuzione SIIQ SpA	0	(691)	(691)
EUR	17,894	05/20/2033	1M	GST	12 Month EUR STR	National Bank of Greece SA	0	(746)	(746)
EUR	302,870	05/15/2033	1M	MSI	12 Month EUR STR	EU Defense Stocks Index	0	(848)	(848)
EUR	78,890	05/05/2028	1M	JPM	12 Month EUR STR	Bilfinger SE	0	(1,087)	(1,087)
EUR	93,140	05/20/2033	1M	GST	12 Month EUR STR	Bankinter SA	0	(1,088)	(1,088)
EUR	11,014	05/15/2033	1M	MSI	12 Month EUR STR	Outokumpu OYJ	0	(1,089)	(1,089)
EUR	20,163	05/20/2033	1M	GST	12 Month EUR STR	Ubisoft Entertainment SA	0	(1,105)	(1,105)
EUR	25,983	05/05/2028	1M	JPM	12 Month EUR STR	Vossloh AG	0	(1,194)	(1,194)
EUR	14,385	05/05/2028	1M	JPM	12 Month EUR STR	IPSOS SA	0	(1,266)	(1,266)
EUR	32,044	05/20/2033	1M	GST	12 Month EUR STR	Beiersdorf AG	0	(1,437)	(1,437)
EUR	52,903	05/20/2033	1M	GST	12 Month EUR STR	FUCHS SE	0	(1,553)	(1,553)
EUR	21,642	05/15/2033	1M	MSI	12 Month EUR STR	Technip Energies NV	0	(1,636)	(1,636)
EUR	12,669	05/20/2033	1M	GST	12 Month EUR STR	Arcadis NV	0	(1,648)	(1,648)
EUR	58,931	05/20/2033	1M	GST	12 Month EUR STR	Qiagen NV	0	(1,769)	(1,769)
EUR	40,319	05/20/2033	1M	GST	12 Month EUR STR	SAP SE	0	(2,190)	(2,190)
EUR	50,313	05/15/2033	1M	MSI	12 Month EUR STR	Talanx AG	0	(2,263)	(2,263)
EUR	260,749	05/20/2033	1M	GST	12 Month EUR STR	Talanx AG	0	(2,933)	(2,933)
EUR	71,747	05/15/2033	1M	MSI	12 Month EUR STR	Salzgitter AG	0	(3,108)	(3,108)
EUR	73,773	05/20/2033	1M	GST	12 Month EUR STR	Brenntag SE	0	(3,140)	(3,140)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	44,370	05/20/2033	1M	GST	12 Month EUR STR	IPSOS SA	$0	$(3,349)	$(3,349)
EUR	180,199	05/15/2033	1M	MSI	12 Month EUR STR	National Bank of Greece SA	0	(3,494)	(3,494)
EUR	47,763	05/05/2028	1M	JPM	12 Month EUR STR	Brenntag SE	0	(3,655)	(3,655)
EUR	135,334	05/20/2033	1M	GST	12 Month EUR STR	Rheinmetall AG	0	(3,750)	(3,750)
EUR	145,524	05/20/2033	1M	GST	12 Month EUR STR	Elis SA	0	(3,841)	(3,841)
EUR	96,466	05/20/2033	1M	GST	12 Month EUR STR	SPIE SA	0	(4,091)	(4,091)
EUR	62,272	05/05/2028	1M	JPM	12 Month EUR STR	Rheinmetall AG	0	(4,154)	(4,154)
EUR	36,899	05/20/2033	1M	GST	12 Month EUR STR	UCB SA	0	(4,450)	(4,450)
EUR	69,014	05/05/2028	1M	JPM	12 Month EUR STR	Leonardo SpA	0	(5,178)	(5,178)
EUR	115,452	05/20/2033	1M	GST	12 Month EUR STR	Technip Energies NV	0	(6,702)	(6,702)
EUR	58,244	05/20/2033	1M	GST	12 Month EUR STR	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	0	(7,161)	(7,161)
EUR	667,841	05/05/2028	1M	JPM	12 Month EUR STR	Schneider Electric SE	0	(7,829)	(7,829)
EUR	70,902	05/05/2028	1M	JPM	12 Month EUR STR	UCB SA	0	(8,482)	(8,482)
EUR	93,916	05/20/2033	1M	GST	12 Month EUR STR	IONOS Group SE	0	(9,140)	(9,140)
EUR	118,886	05/20/2033	1M	GST	12 Month EUR STR	United Internet AG	0	(9,599)	(9,599)
EUR	204,198	05/15/2033	1M	MSI	12 Month EUR STR	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	0	(12,805)	(12,805)
EUR	61,950	05/05/2028	1M	JPM	12 Month EUR STR	RENK Group AG	0	(13,278)	(13,278)
GBP	75,673	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Hiscox Ltd.	0	(65)	(65)
GBP	704,864	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Anglo American PLC	0	(72)	(72)
GBP	106,354	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Standard Chartered PLC	0	(105)	(105)
GBP	13,514	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	RS Group PLC	0	(183)	(183)
GBP	6,908	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Genus PLC	0	(495)	(495)
GBP	76,420	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	NewRiver REIT PLC	0	(810)	(810)
GBP	26,795	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Bunzl PLC	0	(979)	(979)
GBP	18,903	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Valterra Platinum Ltd.	0	(1,907)	(1,907)
GBP	150,387	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Unilever PLC	0	(2,942)	(2,942)
GBP	55,417	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Bunzl PLC	0	(2,997)	(2,997)
GBP	94,748	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Bunzl PLC	0	(5,100)	(5,100)
GBP	65,990	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Genus PLC	0	(5,496)	(5,496)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
GBP	533,337	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	ICG PLC	$0	$(31,155)	$(31,155)
JPY	6,381	05/05/2028	1M	JPM	12 Month JPY TONA	Shiga Bank Ltd.	0	(105)	(105)
JPY	37,859	05/20/2033	1M	GST	12 Month JPY TONA	Sony Group Corp.	0	(811)	(811)
JPY	125,562	05/20/2033	1M	GST	12 Month JPY TONA	Shiga Bank Ltd.	0	(1,112)	(1,112)
PLN	39,327	05/15/2033	1M	MSI	12 Month PLN WIBOR WIBO	Alior Bank SA	0	(1,186)	(1,186)
PLN	135,800	05/20/2033	1M	GST	12 Month PLN WIBOR WIBO	Alior Bank SA	0	(1,707)	(1,707)
SEK	26,480	05/05/2028	1M	JPM	12 Month SEK STIBOR	NOBA Bank Group AB	0	(136)	(136)
SEK	41,831	05/20/2033	1M	GST	12 Month SEK STIBOR	Haypp Group AB	0	(161)	(161)
SEK	29,463	05/20/2033	1M	GST	12 Month SEK STIBOR	Castellum AB	0	(1,014)	(1,014)
SEK	30,483	05/15/2033	1M	MSI	12 Month SEK STIBOR	Camurus AB	0	(1,902)	(1,902)
SEK	170,781	05/15/2033	1M	MSI	12 Month SEK STIBOR	Castellum AB	0	(5,851)	(5,851)
ZAR	1,261	05/15/2033	1M	MSI	3 Month ZAR JIBAR SAFEX	Impala Platinum Holdings Ltd.	0	(206)	(206)
ZAR	53,921	05/15/2033	1M	MSI	3 Month ZAR JIBAR SAFEX	Sibanye Stillwater Ltd.	0	(6,162)	(6,162)
GBP	(22,940)	05/15/2033	1M	MSI	3i Group PLC	12 Month GBP WMBA SONIA Compound	0	(564)	(564)
GBP	(25,377)	05/20/2033	1M	GST	3i Group PLC	12 Month GBP WMBA SONIA Compound	0	(640)	(640)
CAD	14,546	05/20/2033	1M	GST	6 Month CAD CORRA	Cenovus Energy, Inc.	0	(73)	(73)
CAD	15,868	05/15/2033	1M	MSI	6 Month CAD CORRA	Pembina Pipeline Corp.	0	(297)	(297)
CAD	27,445	05/15/2033	1M	MSI	6 Month CAD CORRA	Foran Mining Corp.	0	(362)	(362)
CAD	18,413	05/05/2028	1M	JPM	6 Month CAD CORRA	Cenovus Energy, Inc.	0	(475)	(475)
CAD	12,308	05/20/2033	1M	GST	6 Month CAD CORRA	First Quantum Minerals Ltd.	0	(751)	(751)
CAD	7,492	05/15/2033	1M	MSI	6 Month CAD CORRA	First Quantum Minerals Ltd.	0	(877)	(877)
CAD	14,566	05/20/2033	1M	GST	6 Month CAD CORRA	NGEx Minerals Ltd.	0	(2,880)	(2,880)
CAD	50,940	05/15/2033	1M	MSI	6 Month CAD CORRA	NGEx Minerals Ltd.	0	(5,571)	(5,571)
USD	(44,107)	05/15/2033	1M	MSI	Accenture PLC	1 day USD OBFR	0	(2,212)	(2,212)
USD	(114,445)	05/20/2033	1M	GST	Accenture PLC	1 day USD OBFR	0	(4,161)	(4,161)
USD	(14,077)	05/15/2033	1M	MSI	ACM Research, Inc.	1 day USD OBFR	0	(766)	(766)
SEK	(26,897)	05/05/2028	1M	JPM	AddTech AB	12 Month SEK STIBOR	0	(1,112)	(1,112)
SEK	(18,893)	05/15/2033	1M	MSI	AddTech AB	12 Month SEK STIBOR	0	(1,277)	(1,277)
SEK	(44,011)	05/20/2033	1M	GST	AddTech AB	12 Month SEK STIBOR	0	(2,705)	(2,705)
USD	(10,250)	05/15/2033	1M	MSI	Adobe, Inc.	1 day USD OBFR	0	(300)	(300)
USD	(17,375)	05/20/2033	1M	GST	Advanced Energy Industries, Inc.	1 day USD OBFR	0	(466)	(466)
USD	(136,063)	05/20/2033	1M	GST	Advanced Micro Devices, Inc.	1 day USD OBFR	0	(3,523)	(3,523)
USD	(178,950)	05/15/2033	1M	MSI	Advanced Micro Devices, Inc.	1 day USD OBFR	0	(13,076)	(13,076)
JPY	(229)	05/15/2033	1M	MSI	Advantest Corp.	12 Month JPY TONA	0	(73)	(73)
JPY	(2,558)	05/20/2033	1M	GST	Advantest Corp.	12 Month JPY TONA	0	(777)	(777)
EUR	(2,125)	05/05/2028	1M	JPM	Aeroports de Paris SA	12 Month EUR STR	0	(81)	(81)
EUR	(46,018)	05/15/2033	1M	MSI	Aeroports de Paris SA	12 Month EUR STR	0	(165)	(165)
USD	(66,231)	05/15/2033	1M	MSI	Airbnb, Inc.	1 day USD OBFR	0	(1,215)	(1,215)
EUR	(10,619)	05/15/2033	1M	MSI	Airbus SE	12 Month EUR STR	0	(563)	(563)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	(31,098)	05/20/2033	1M	GST	Airbus SE	12 Month EUR STR	$0	$(1,532)	$(1,532)
JPY	(1,377)	05/05/2028	1M	JPM	Aisin Corp.	12 Month JPY TONA	0	(97)	(97)
USD	(2,228)	05/20/2033	1M	GST	Akamai Technologies, Inc.	1 day USD OBFR	0	(26)	(26)
USD	(296,714)	05/15/2033	1M	MSI	Alerian MLP ETF	1 day USD OBFR	0	(5,047)	(5,047)
HKD	(12,359)	05/20/2033	1M	GST	Alibaba Group Holding Ltd.	1 day HKD HONIA	0	(239)	(239)
USD	(13,169)	05/15/2033	1M	MSI	Allegro MicroSystems, Inc.	1 day USD OBFR	0	(474)	(474)
PLN	(5,165)	05/05/2028	1M	JPM	Allegro.eu SA	12 Month PLN WIBOR WIBO	0	(106)	(106)
PLN	(7,331)	05/20/2033	1M	GST	Allegro.eu SA	12 Month PLN WIBOR WIBO	0	(164)	(164)
JPY	(1,377)	05/05/2028	1M	JPM	Alps Alpine Co., Ltd.	12 Month JPY TONA	0	(34)	(34)
USD	(38,137)	05/15/2033	1M	MSI	American Express Co.	1 day USD OBFR	0	(477)	(477)
USD	(126,334)	05/20/2033	1M	GST	American Express Co.	1 day USD OBFR	0	(955)	(955)
USD	(15,272)	05/05/2028	1M	JPM	American Express Co.	1 day USD OBFR	0	(1,360)	(1,360)
USD	(18,640)	05/20/2033	1M	GST	Amphenol Corp.	1 day USD OBFR	0	(1,704)	(1,704)
EUR	(1,586)	05/05/2028	1M	JPM	Anheuser-Busch InBev SA	12 Month EUR STR	0	(83)	(83)
JPY	(1,373)	05/05/2028	1M	JPM	Anritsu Corp.	12 Month JPY TONA	0	(246)	(246)
USD	(36,290)	05/05/2028	1M	JPM	Applied Materials, Inc.	1 day USD OBFR	0	(540)	(540)
USD	(105,687)	05/20/2033	1M	GST	Applied Materials, Inc.	1 day USD OBFR	0	(2,239)	(2,239)
USD	(115,838)	05/15/2033	1M	MSI	Applied Materials, Inc.	1 day USD OBFR	0	(2,810)	(2,810)
USD	(12,648)	05/15/2033	1M	MSI	AppLovin Corp.	1 day USD OBFR	0	(736)	(736)
USD	(2,352)	05/05/2028	1M	JPM	ArcBest Corp.	1 day USD OBFR	0	(26)	(26)
USD	(3,079)	05/20/2033	1M	GST	ARES Management Corp.	1 day USD OBFR	0	(44)	(44)
USD	(29,337)	05/15/2033	1M	MSI	Argan, Inc.	1 day USD OBFR	0	(1,590)	(1,590)
EUR	(816)	05/15/2033	1M	MSI	Argenx SE	12 Month EUR STR	0	(9)	(9)
JPY	(548)	05/05/2028	1M	JPM	Asahi Intecc Co., Ltd.	12 Month JPY TONA	0	(17)	(17)
JPY	(2,200)	05/20/2033	1M	GST	Asics Corp.	12 Month JPY TONA	0	(125)	(125)
EUR	(657)	05/05/2028	1M	JPM	ASM International NV	12 Month EUR STR	0	(4)	(4)
EUR	(16,586)	05/20/2033	1M	GST	ASM International NV	12 Month EUR STR	0	(502)	(502)
USD	(6,620)	05/15/2033	1M	MSI	Astera Labs, Inc.	1 day USD OBFR	0	(1,034)	(1,034)
EUR	(6,764)	05/05/2028	1M	JPM	Auto1 Group SE	12 Month EUR STR	0	(553)	(553)
EUR	(11,819)	05/15/2033	1M	MSI	Auto1 Group SE	12 Month EUR STR	0	(816)	(816)
EUR	(38,032)	05/20/2033	1M	GST	Auto1 Group SE	12 Month EUR STR	0	(1,094)	(1,094)
NOK	(27,456)	05/05/2028	1M	JPM	AutoStore Holdings Ltd.	1 Month NOK NIBOR	0	(175)	(175)
NOK	(7,442)	05/20/2033	1M	GST	AutoStore Holdings Ltd.	1 Month NOK NIBOR	0	(480)	(480)
NOK	(16,988)	05/15/2033	1M	MSI	AutoStore Holdings Ltd.	1 Month NOK NIBOR	0	(680)	(680)
USD	(37,626)	05/05/2028	1M	JPM	Avista Corp.	1 day USD OBFR	0	(880)	(880)
GBP	(102,870)	05/15/2033	1M	MSI	Aviva PLC	12 Month GBP WMBA SONIA Compound	0	(754)	(754)
USD	(1,366)	05/20/2033	1M	GST	Axon Enterprise, Inc.	1 day USD OBFR	0	(98)	(98)
CHF	(36,891)	05/05/2028	1M	JPM	Bachem Holding AG	12 Month CHF SARON	0	(1,563)	(1,563)
EUR	(103,829)	05/15/2033	1M	MSI	Bankinter SA	12 Month EUR STR	0	(1,657)	(1,657)
CHF	(54,124)	05/20/2033	1M	GST	Banque Cantonale Vaudoise	12 Month CHF SARON	0	(416)	(416)
EUR	(3,312)	05/15/2033	1M	MSI	Basic-Fit NV	12 Month EUR STR	0	(133)	(133)
EUR	(5,507)	05/05/2028	1M	JPM	Basic-Fit NV	12 Month EUR STR	0	(170)	(170)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	(11,315)	05/05/2028	1M	JPM	BE Semiconductor Industries NV	12 Month EUR STR	$0	$(106)	$(106)
EUR	(61,415)	05/20/2033	1M	GST	BE Semiconductor Industries NV	12 Month EUR STR	0	(1,669)	(1,669)
EUR	(2,020)	05/05/2028	1M	JPM	Bechtle AG	12 Month EUR STR	0	(108)	(108)
EUR	(71,814)	05/20/2033	1M	GST	Bechtle AG	12 Month EUR STR	0	(1,520)	(1,520)
SEK	(1,103)	05/05/2028	1M	JPM	Beijer Ref AB	12 Month SEK STIBOR	0	(5)	(5)
SEK	(20,221)	05/15/2033	1M	MSI	Beijer Ref AB	12 Month SEK STIBOR	0	(252)	(252)
CHF	(2,092)	05/20/2033	1M	GST	Belimo Holding AG	12 Month CHF SARON	0	(83)	(83)
CHF	(49,729)	05/05/2028	1M	JPM	Belimo Holding AG	12 Month CHF SARON	0	(2,464)	(2,464)
USD	(61,969)	05/20/2033	1M	GST	BHP Group Ltd.	1 day USD OBFR	0	(273)	(273)
EUR	(21,980)	05/15/2033	1M	MSI	BioMerieux	12 Month EUR STR	0	(464)	(464)
CAD	(12,657)	05/15/2033	1M	MSI	Birchcliff Energy Ltd.	6 Month CAD CORRA	0	(1,466)	(1,466)
USD	(51,598)	05/05/2028	1M	JPM	Boubyan Bank KSCP	1 day USD OBFR	0	(759)	(759)
GBP	(96,650)	05/05/2028	1M	JPM	BP PLC	12 Month GBP WMBA SONIA Compound	0	(3,552)	(3,552)
CAD	(4,537)	05/05/2028	1M	JPM	Brookfield Corp.	6 Month CAD CORRA	0	(92)	(92)
CAD	(11,520)	05/15/2033	1M	MSI	Brookfield Corp.	6 Month CAD CORRA	0	(167)	(167)
GBP	(2,844)	05/05/2028	1M	JPM	BT Group PLC	12 Month GBP WMBA SONIA Compound	0	(38)	(38)
GBP	(56,100)	05/20/2033	1M	GST	Burberry Group PLC	12 Month GBP WMBA SONIA Compound	0	(196)	(196)
GBP	(20,975)	05/05/2028	1M	JPM	Burberry Group PLC	12 Month GBP WMBA SONIA Compound	0	(468)	(468)
USD	(29,338)	05/20/2033	1M	GST	Cadence Design Systems, Inc.	1 day USD OBFR	0	(805)	(805)
USD	(10,245)	05/05/2028	1M	JPM	Calumet, Inc.	1 day USD OBFR	0	(747)	(747)
USD	(28,733)	05/20/2033	1M	GST	Calumet, Inc.	1 day USD OBFR	0	(1,193)	(1,193)
EUR	(54,288)	05/05/2028	1M	JPM	Carrefour SA	12 Month EUR STR	0	(760)	(760)
USD	22,964	05/15/2033	1M	MSI	Cava Group, Inc.	1 day USD OBFR	0	(3,622)	(3,622)
PLN	(2,105)	05/05/2028	1M	JPM	CCC SA	12 Month PLN WIBOR WIBO	0	(138)	(138)
PLN	(5,571)	05/20/2033	1M	GST	CD Projekt SA	12 Month PLN WIBOR WIBO	0	(14)	(14)
PLN	(8,444)	05/15/2033	1M	MSI	CD Projekt SA	12 Month PLN WIBOR WIBO	0	(95)	(95)
USD	(55,349)	05/15/2033	1M	MSI	Celestica, Inc.	1 day USD OBFR	0	(2,523)	(2,523)
USD	(42,810)	05/20/2033	1M	GST	Celestica, Inc.	1 day USD OBFR	0	(7,829)	(7,829)
USD	(2,292)	05/20/2033	1M	GST	Cencora, Inc.	1 day USD OBFR	0	(73)	(73)
USD	(14,530)	05/15/2033	1M	MSI	CGI, Inc.	1 day USD OBFR	0	(86)	(86)
JPY	(400)	05/05/2028	1M	JPM	Chiyoda Corp.	12 Month JPY TONA	0	(15)	(15)
USD	(150,293)	05/15/2033	1M	MSI	Chubb Ltd.	1 day USD OBFR	0	(5,070)	(5,070)
USD	(173)	05/20/2033	1M	GST	Ciena Corp.	1 day USD OBFR	0	(17)	(17)
USD	(3,831)	05/05/2028	1M	JPM	Ciena Corp.	1 day USD OBFR	0	(917)	(917)
USD	(20,583)	05/15/2033	1M	MSI	Ciena Corp.	1 day USD OBFR	0	(2,588)	(2,588)
USD	(16,527)	05/20/2033	1M	GST	Cinemark Holdings, Inc.	1 day USD OBFR	0	(192)	(192)
USD	(14,041)	05/20/2033	1M	GST	Cirrus Logic, Inc.	1 day USD OBFR	0	(153)	(153)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(8,407)	05/05/2028	1M	JPM	Cisco Systems, Inc.	1 day USD OBFR	$0	$(512)	$(512)
USD	(30,733)	05/20/2033	1M	GST	Cisco Systems, Inc.	1 day USD OBFR	0	(1,070)	(1,070)
USD	(41,981)	05/15/2033	1M	MSI	Civitas Resources, Inc.	1 day USD OBFR	0	(456)	(456)
USD	(36,065)	05/20/2033	1M	GST	Civitas Resources, Inc.	1 day USD OBFR	0	(2,077)	(2,077)
JPY	(504)	05/05/2028	1M	JPM	CKD Corp.	12 Month JPY TONA	0	(20)	(20)
USD	(884)	05/05/2028	1M	JPM	Cloudflare, Inc.	1 day USD OBFR	0	(129)	(129)
USD	(7,826)	05/15/2033	1M	MSI	Cloudflare, Inc.	1 day USD OBFR	0	(1,293)	(1,293)
USD	(12,569)	05/20/2033	1M	GST	Cloudflare, Inc.	1 day USD OBFR	0	(2,375)	(2,375)
USD	(162,321)	05/05/2028	1M	JPM	CME Group, Inc.	1 day USD OBFR	0	(425)	(425)
USD	(33,169)	05/05/2028	1M	JPM	CMS Energy Corp.	1 day USD OBFR	0	(149)	(149)
USD	(2,532)	05/20/2033	1M	GST	Coca-Cola Co.	1 day USD OBFR	0	(17)	(17)
USD	(6,056)	05/15/2033	1M	MSI	Cognizant Technology Solutions Corp.	1 day USD OBFR	0	(358)	(358)
USD	(1,951)	05/05/2028	1M	JPM	Coherent Corp.	1 day USD OBFR	0	(292)	(292)
USD	(5,631)	05/15/2033	1M	MSI	Coherent Corp.	1 day USD OBFR	0	(1,099)	(1,099)
USD	(103,299)	05/20/2033	1M	GST	Coherent Corp.	1 day USD OBFR	0	(7,547)	(7,547)
USD	(837)	05/20/2033	1M	GST	Comfort Systems USA, Inc.	1 day USD OBFR	0	(129)	(129)
USD	(3,302)	05/05/2028	1M	JPM	Comfort Systems USA, Inc.	1 day USD OBFR	0	(561)	(561)
USD	(56,825)	05/20/2033	1M	GST	Commercial Bank PSQC	1 day USD OBFR	0	(448)	(448)
EUR	(196,003)	05/15/2033	1M	MSI	Commerzbank AG	12 Month EUR STR	0	(6,642)	(6,642)
AUD	(134,983)	05/15/2033	1M	MSI	Commonwealth Bank of Australia	1 day AUD AONIA	0	(3,596)	(3,596)
USD	(24,033)	05/20/2033	1M	GST	Comstock Resources, Inc.	1 day USD OBFR	0	(904)	(904)
USD	(24,767)	05/15/2033	1M	MSI	Comstock Resources, Inc.	1 day USD OBFR	0	(1,727)	(1,727)
JPY	(133,958)	05/15/2033	1M	MSI	Concordia Financial Group Ltd.	12 Month JPY TONA	0	(5,787)	(5,787)
USD	(2,873)	05/20/2033	1M	GST	ConocoPhillips	1 day USD OBFR	0	(59)	(59)
USD	(18,799)	05/20/2033	1M	GST	Constellation Energy Corp.	1 day USD OBFR	0	(805)	(805)
USD	(34,954)	05/05/2028	1M	JPM	Constellation Energy Corp.	1 day USD OBFR	0	(1,238)	(1,238)
USD	(36,438)	05/05/2028	1M	JPM	Costco Wholesale Corp.	1 day USD OBFR	0	(72)	(72)
EUR	(21,573)	05/20/2033	1M	GST	Credito Emiliano SpA	12 Month EUR STR	0	(799)	(799)
EUR	(84,671)	05/15/2033	1M	MSI	Credito Emiliano SpA	12 Month EUR STR	0	(4,614)	(4,614)
USD	(14,152)	05/05/2028	1M	JPM	Credo Technology Group Holding Ltd.	1 day USD OBFR	0	(3,859)	(3,859)
USD	(24,940)	05/15/2033	1M	MSI	Crowdstrike Holdings, Inc.	1 day USD OBFR	0	(2,753)	(2,753)
USD	(3,503)	05/20/2033	1M	GST	CyberArk Software Ltd.	1 day USD OBFR	0	(142)	(142)
JPY	(1,390)	05/05/2028	1M	JPM	Dai-Dan Co., Ltd.	12 Month JPY TONA	0	(101)	(101)
JPY	(1,280)	05/05/2028	1M	JPM	Daihen Corp.	12 Month JPY TONA	0	(191)	(191)
EUR	(8,460)	05/15/2033	1M	MSI	Daimler Truck Holding AG	12 Month EUR STR	0	(190)	(190)
JPY	(38,758)	05/05/2028	1M	JPM	Daiwa Securities Group, Inc.	12 Month JPY TONA	0	(256)	(256)
JPY	(137,620)	05/20/2033	1M	GST	Daiwa Securities Group, Inc.	12 Month JPY TONA	0	(5,522)	(5,522)
JPY	(65,872)	05/15/2033	1M	MSI	Daiwa Securities Group, Inc.	12 Month JPY TONA	0	(5,608)	(5,608)
USD	(4,720)	05/20/2033	1M	GST	Darling Ingredients, Inc.	1 day USD OBFR	0	(184)	(184)
USD	(14,116)	05/15/2033	1M	MSI	Darling Ingredients, Inc.	1 day USD OBFR	0	(595)	(595)
USD	(6,609)	05/15/2033	1M	MSI	Dell Technologies, Inc.	1 day USD OBFR	0	(357)	(357)
USD	(16,118)	05/20/2033	1M	GST	Dell Technologies, Inc.	1 day USD OBFR	0	(1,541)	(1,541)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(2,116)	05/05/2028	1M	JPM	Denali Therapeutics, Inc.	1 day USD OBFR	$0	$(147)	$(147)
JPY	(1,426)	05/05/2028	1M	JPM	Dexerials Corp.	12 Month JPY TONA	0	(52)	(52)
USD	(5,016)	05/05/2028	1M	JPM	Diebold Nixdorf, Inc.	1 day USD OBFR	0	(71)	(71)
PLN	(6,976)	05/05/2028	1M	JPM	Dino Polska SA	12 Month PLN WIBOR WIBO	0	(162)	(162)
GBP	(40,481)	05/20/2033	1M	GST	Diversified Energy Co. PLC	12 Month GBP WMBA SONIA Compound	0	(1,060)	(1,060)
CAD	(2,048)	05/05/2028	1M	JPM	Dollarama, Inc.	6 Month CAD CORRA	0	(44)	(44)
USD	(1,900)	05/05/2028	1M	JPM	Eaton Corp. PLC	1 day USD OBFR	0	(8)	(8)
USD	(1,511)	05/20/2033	1M	GST	Eaton Corp. PLC	1 day USD OBFR	0	(15)	(15)
USD	(18,621)	05/15/2033	1M	MSI	Eaton Corp. PLC	1 day USD OBFR	0	(838)	(838)
JPY	(1,258)	05/05/2028	1M	JPM	Ebara Corp.	12 Month JPY TONA	0	(101)	(101)
USD	38,000	05/15/2033	1M	MSI	elf Beauty, Inc.	1 day USD OBFR	0	(4,167)	(4,167)
USD	(2,680)	05/05/2028	1M	JPM	EMCOR Group, Inc.	1 day USD OBFR	0	(23)	(23)
CHF	(12,407)	05/05/2028	1M	JPM	Emmi AG	12 Month CHF SARON	0	(165)	(165)
USD	(31,132)	05/15/2033	1M	MSI	Energy Select Sector SPDR Fund	1 day USD OBFR	0	(154)	(154)
USD	(117,826)	05/20/2033	1M	GST	Energy Transfer LP	1 day USD OBFR	0	(422)	(422)
SEK	(855)	05/15/2033	1M	MSI	Engcon AB	12 Month SEK STIBOR	0	(84)	(84)
SEK	(6,323)	05/05/2028	1M	JPM	Engcon AB	12 Month SEK STIBOR	0	(402)	(402)
SEK	(12,425)	05/20/2033	1M	GST	Engcon AB	12 Month SEK STIBOR	0	(1,230)	(1,230)
EUR	(132,364)	05/20/2033	1M	GST	Eni SpA	12 Month EUR STR	0	(10,096)	(10,096)
USD	(18,565)	05/05/2028	1M	JPM	Entergy Corp.	1 day USD OBFR	0	(77)	(77)
USD	(18,575)	05/15/2033	1M	MSI	Entergy Corp.	1 day USD OBFR	0	(163)	(163)
SEK	(23,510)	05/05/2028	1M	JPM	EQT AB	12 Month SEK STIBOR	0	(308)	(308)
SEK	(118,690)	05/20/2033	1M	GST	EQT AB	12 Month SEK STIBOR	0	(3,752)	(3,752)
USD	(57,085)	05/15/2033	1M	MSI	Equinor ASA	1 day USD OBFR	0	(1,234)	(1,234)
USD	(83,385)	05/20/2033	1M	GST	Equinor ASA	1 day USD OBFR	0	(2,320)	(2,320)
USD	(2,064)	05/20/2033	1M	GST	Equitable Holdings, Inc.	1 day USD OBFR	0	(60)	(60)
EUR	(1)	05/20/2033	1M	GST	EssilorLuxottica SA	12 Month EUR STR	0	0	0
EUR	(36,225)	05/20/2033	1M	GST	Exosens SAS	12 Month EUR STR	0	(2,302)	(2,302)
USD	(10,258)	05/20/2033	1M	GST	Expedia Group, Inc.	1 day USD OBFR	0	(82)	(82)
GBP	(4,537)	05/05/2028	1M	JPM	Experian PLC	12 Month GBP WMBA SONIA Compound	0	(7)	(7)
GBP	(8,404)	05/20/2033	1M	GST	Experian PLC	12 Month GBP WMBA SONIA Compound	0	(70)	(70)
SEK	(121,362)	05/15/2033	1M	MSI	Fabege AB	12 Month SEK STIBOR	0	(2,926)	(2,926)
SEK	(141,044)	05/20/2033	1M	GST	Fabege AB	12 Month SEK STIBOR	0	(3,639)	(3,639)
USD	(15,487)	05/20/2033	1M	GST	Fabrinet	1 day USD OBFR	0	(1,255)	(1,255)
USD	(9,722)	05/20/2033	1M	GST	Fair Isaac Corp.	1 day USD OBFR	0	(235)	(235)
JPY	(18,184)	05/20/2033	1M	GST	Fast Retailing Co., Ltd.	12 Month JPY TONA	0	(1,034)	(1,034)
SEK	(7,621)	05/05/2028	1M	JPM	Fastighets AB Balder	12 Month SEK STIBOR	0	(355)	(355)
USD	(23,763)	05/15/2033	1M	MSI	Ferrari NV	1 day USD OBFR	0	(878)	(878)
JPY	(1,241)	05/05/2028	1M	JPM	Ferrotec Corp.	12 Month JPY TONA	0	(258)	(258)
USD	(14,004)	05/05/2028	1M	JPM	First Solar, Inc.	1 day USD OBFR	0	(2,280)	(2,280)
ZAR	(4,244)	05/20/2033	1M	GST	FirstRand Ltd.	3 Month ZAR JIBAR SAFEX	0	(25)	(25)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(13,690)	05/05/2028	1M	JPM	Flex Ltd.	1 day USD OBFR	$0	$(1,252)	$(1,252)
USD	(16,998)	05/20/2033	1M	GST	FormFactor, Inc.	1 day USD OBFR	0	(4,158)	(4,158)
AUD	(12,614)	05/05/2028	1M	JPM	Fortescue Ltd.	1 day AUD AONIA	0	(1,140)	(1,140)
USD	(2,546)	05/20/2033	1M	GST	Fortinet, Inc.	1 day USD OBFR	0	(47)	(47)
JPY	(429)	05/05/2028	1M	JPM	Freee KK	12 Month JPY TONA	0	(5)	(5)
EUR	(100,513)	05/15/2033	1M	MSI	FTSE MIB Index	12 Month EUR STR	0	(158)	(158)
JPY	(1,352)	05/05/2028	1M	JPM	Fuji Electric Co., Ltd.	12 Month JPY TONA	0	(112)	(112)
JPY	(14,065)	05/20/2033	1M	GST	Fujitsu Ltd.	12 Month JPY TONA	0	(821)	(821)
JPY	(1,250)	05/05/2028	1M	JPM	Furukawa Electric Co., Ltd.	12 Month JPY TONA	0	(190)	(190)
JPY	(1,054)	05/05/2028	1M	JPM	Furuno Electric Co., Ltd.	12 Month JPY TONA	0	(298)	(298)
JPY	(1,316)	05/05/2028	1M	JPM	Furuya Metal Co., Ltd.	12 Month JPY TONA	0	(19)	(19)
CHF	(894)	05/05/2028	1M	JPM	Galderma Group AG	12 Month CHF SARON	0	(42)	(42)
CHF	(1,925)	05/20/2033	1M	GST	Galderma Group AG	12 Month CHF SARON	0	(145)	(145)
USD	(18,454)	05/15/2033	1M	MSI	GE Vernova, Inc.	1 day USD OBFR	0	(283)	(283)
USD	(11,325)	05/05/2028	1M	JPM	Generac Holdings, Inc.	1 day USD OBFR	0	(268)	(268)
USD	(16,950)	05/20/2033	1M	GST	General Electric Co.	1 day USD OBFR	0	(351)	(351)
USD	(1,580)	05/15/2033	1M	MSI	GLOBALFOUNDRIES, Inc.	1 day USD OBFR	0	(23)	(23)
USD	(689)	05/05/2028	1M	JPM	GLOBALFOUNDRIES, Inc.	1 day USD OBFR	0	(23)	(23)
USD	(19,006)	05/20/2033	1M	GST	GLOBALFOUNDRIES, Inc.	1 day USD OBFR	0	(76)	(76)
USD	(1,385)	05/05/2028	1M	JPM	Globant SA	1 day USD OBFR	0	(31)	(31)
DKK	(3,789)	05/05/2028	1M	JPM	GN Store Nord AS	1 Month DKK CIBOR	0	(31)	(31)
DKK	(24,091)	05/15/2033	1M	MSI	GN Store Nord AS	1 Month DKK CIBOR	0	(285)	(285)
USD	(1,854)	05/20/2033	1M	GST	GoDaddy, Inc.	1 day USD OBFR	0	(9)	(9)
USD	(4,558)	05/15/2033	1M	MSI	GoDaddy, Inc.	1 day USD OBFR	0	(101)	(101)
USD	(2,381)	05/20/2033	1M	GST	Grab Holdings Ltd.	1 day USD OBFR	0	(143)	(143)
GBP	(1,956)	05/05/2028	1M	JPM	Great Portland Estates PLC	12 Month GBP WMBA SONIA Compound	0	(20)	(20)
MXN	(9,397)	05/20/2033	1M	GST	Grupo Carso SAB de CV	28 day TIIE-Banxico	0	(608)	(608)
AUD	(448,463)	05/20/2033	1M	GST	GS Australia Banks Index	1 day AUD AONIA	0	(2,413)	(2,413)
JPY	(829)	05/05/2028	1M	JPM	GS Yuasa Corp.	12 Month JPY TONA	0	(83)	(83)
SEK	(14,553)	05/20/2033	1M	GST	H & M Hennes & Mauritz AB	12 Month SEK STIBOR	0	(140)	(140)
SEK	(62,168)	05/05/2028	1M	JPM	H & M Hennes & Mauritz AB	12 Month SEK STIBOR	0	(1,570)	(1,570)
GBP	(4,171)	05/15/2033	1M	MSI	Halma PLC	12 Month GBP WMBA SONIA Compound	0	(93)	(93)
EUR	(57,832)	05/05/2028	1M	JPM	Hermes International SCA	12 Month EUR STR	0	(1,931)	(1,931)
SEK	(14,134)	05/05/2028	1M	JPM	Hexagon AB	12 Month SEK STIBOR	0	(83)	(83)
JPY	(1,386)	05/05/2028	1M	JPM	Hirose Electric Co., Ltd.	12 Month JPY TONA	0	(126)	(126)
JPY	(13,217)	05/20/2033	1M	GST	Hitachi Ltd.	12 Month JPY TONA	0	(2,053)	(2,053)
USD	(20,659)	05/05/2028	1M	JPM	Hon Hai Precision Industry Co., Ltd.	1 day USD OBFR	0	(2,323)	(2,323)
JPY	(1,401)	05/05/2028	1M	JPM	Horiba Ltd.	12 Month JPY TONA	0	(114)	(114)
JPY	(1,369)	05/05/2028	1M	JPM	Hosiden Corp.	12 Month JPY TONA	0	(28)	(28)
USD	(3,238)	05/05/2028	1M	JPM	Howmet Aerospace, Inc.	1 day USD OBFR	0	(263)	(263)
USD	(1,806)	05/20/2033	1M	GST	HubSpot, Inc.	1 day USD OBFR	0	(161)	(161)
CAD	5,258	05/20/2033	1M	GST	Hudbay Minerals, Inc.	6 Month CAD CORRA	0	(132)	(132)
EUR	(183,016)	05/05/2028	1M	JPM	Iberdrola SA	12 Month EUR STR	0	(457)	(457)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	(12,567)	05/15/2033	1M	MSI	Iberdrola SA	12 Month EUR STR	$0	$(659)	$(659)
EUR	(454,919)	05/20/2033	1M	GST	Iberdrola SA	12 Month EUR STR	0	(13,299)	(13,299)
EUR	(4,240)	05/05/2028	1M	JPM	ICADE	12 Month EUR STR	0	(45)	(45)
JPY	(1,355)	05/05/2028	1M	JPM	IHI Corp.	12 Month JPY TONA	0	(108)	(108)
GBP	(240)	05/20/2033	1M	GST	Imperial Brands PLC	12 Month GBP WMBA SONIA Compound	0	(3)	(3)
GBP	(2,632)	05/05/2028	1M	JPM	Imperial Brands PLC	12 Month GBP WMBA SONIA Compound	0	(19)	(19)
USD	(15,298)	05/05/2028	1M	JPM	Impinj, Inc.	1 day USD OBFR	0	(470)	(470)
EUR	(7,616)	05/20/2033	1M	GST	Industria de Diseno Textil SA	12 Month EUR STR	0	(1)	(1)
EUR	(5,167)	05/11/2026	1M	CBK	Industria de Diseno Textil SA	12 Month EUR STR	0	(167)	(167)
SEK	(6,742)	05/05/2028	1M	JPM	Indutrade AB	12 Month SEK STIBOR	0	(532)	(532)
SEK	(21,331)	05/15/2033	1M	MSI	Indutrade AB	12 Month SEK STIBOR	0	(873)	(873)
SEK	(56,276)	05/20/2033	1M	GST	Indutrade AB	12 Month SEK STIBOR	0	(3,397)	(3,397)
EUR	(13,628)	05/15/2033	1M	MSI	Infineon Technologies AG	12 Month EUR STR	0	(324)	(324)
EUR	(6,378)	05/10/2026	1M	CBK	Infineon Technologies AG	12 Month EUR STR	0	(471)	(471)
EUR	(62,998)	05/20/2033	1M	GST	Infineon Technologies AG	12 Month EUR STR	0	(525)	(525)
EUR	(39,164)	05/05/2028	1M	JPM	Infineon Technologies AG	12 Month EUR STR	0	(1,052)	(1,052)
GBP	(50)	05/20/2033	1M	GST	Informa PLC	12 Month GBP WMBA SONIA Compound	0	(2)	(2)
GBP	(2,769)	05/05/2028	1M	JPM	Informa PLC	12 Month GBP WMBA SONIA Compound	0	(100)	(100)
EUR	(4,801)	05/20/2033	1M	GST	ING Groep NV	12 Month EUR STR	0	(249)	(249)
EUR	(166,476)	05/15/2033	1M	MSI	ING Groep NV	12 Month EUR STR	0	(5,552)	(5,552)
EUR	(3,199)	05/05/2028	1M	JPM	InPost SA	12 Month EUR STR	0	(61)	(61)
EUR	(6,404)	05/15/2033	1M	MSI	InPost SA	12 Month EUR STR	0	(252)	(252)
EUR	(66,636)	05/20/2033	1M	GST	InPost SA	12 Month EUR STR	0	(1,883)	(1,883)
USD	(52,185)	05/20/2033	1M	GST	Intel Corp.	1 day USD OBFR	0	(2,241)	(2,241)
GBP	(38,626)	05/05/2028	1M	JPM	InterContinental Hotels Group PLC	12 Month GBP WMBA SONIA Compound	0	(646)	(646)
USD	(37,901)	05/15/2033	1M	MSI	International Business Machines Corp.	1 day USD OBFR	0	(3,599)	(3,599)
USD	(64,908)	05/20/2033	1M	GST	International Business Machines Corp.	1 day USD OBFR	0	(7,334)	(7,334)
CHF	(11,883)	05/05/2028	1M	JPM	Interroll Holding AG	12 Month CHF SARON	0	(584)	(584)
EUR	(39,765)	05/20/2033	1M	GST	Intesa Sanpaolo SpA	12 Month EUR STR	0	(948)	(948)
EUR	(53,590)	05/15/2033	1M	MSI	Intesa Sanpaolo SpA	12 Month EUR STR	0	(2,071)	(2,071)
USD	(9,138)	05/15/2033	1M	MSI	Intuit, Inc.	1 day USD OBFR	0	(208)	(208)
USD	(111,632)	05/20/2033	1M	GST	Intuit, Inc.	1 day USD OBFR	0	(516)	(516)
USD	(10,545)	05/20/2033	1M	GST	Intuitive Surgical, Inc.	1 day USD OBFR	0	(1,744)	(1,744)
USD	(57,113)	05/15/2033	1M	MSI	iShares Expanded Tech-Software Sector ETF	1 day USD OBFR	0	(1,104)	(1,104)
USD	(144,738)	05/15/2033	1M	MSI	iShares JP Morgan USD Emerging Markets Bond ETF	1 day USD OBFR	0	(267)	(267)
USD	(26,751)	05/15/2033	1M	MSI	iShares Semiconductor ETF	1 day USD OBFR	0	(1,759)	(1,759)
USD	(39,844)	05/20/2033	1M	GST	iShares Semiconductor ETF	1 day USD OBFR	0	(1,847)	(1,847)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(43,542)	05/05/2028	1M	JPM	iShares Semiconductor ETF	1 day USD OBFR	$0	$(2,747)	$(2,747)
JPY	(1,349)	05/05/2028	1M	JPM	ITOCHU Corp.	12 Month JPY TONA	0	(79)	(79)
USD	(36,724)	05/20/2033	1M	GST	Jabil, Inc.	1 day USD OBFR	0	(3,037)	(3,037)
USD	(5,760)	05/05/2028	1M	JPM	Jack Henry & Associates, Inc.	1 day USD OBFR	0	(49)	(49)
JPY	(11,619)	05/05/2028	1M	JPM	Japan Exchange Group, Inc.	12 Month JPY TONA	0	(69)	(69)
JPY	(88,558)	05/15/2033	1M	MSI	Japan Exchange Group, Inc.	12 Month JPY TONA	0	(2,215)	(2,215)
JPY	(1,460)	05/05/2028	1M	JPM	Japan Steel Works Ltd.	12 Month JPY TONA	0	(8)	(8)
JPY	(485)	05/05/2028	1M	JPM	JTEKT Corp.	12 Month JPY TONA	0	(19)	(19)
JPY	(1,246)	05/05/2028	1M	JPM	JVCKenwood Corp.	12 Month JPY TONA	0	(80)	(80)
JPY	(1,328)	05/05/2028	1M	JPM	Kaga Electronics Co., Ltd.	12 Month JPY TONA	0	(32)	(32)
JPY	(1,039)	05/05/2028	1M	JPM	Kajima Corp.	12 Month JPY TONA	0	(42)	(42)
JPY	(1,400)	05/05/2028	1M	JPM	Kandenko Co., Ltd.	12 Month JPY TONA	0	(33)	(33)
JPY	(1,518)	05/05/2028	1M	JPM	Kawasaki Heavy Industries Ltd.	12 Month JPY TONA	0	(277)	(277)
EUR	(13,823)	05/05/2028	1M	JPM	Kesko OYJ	12 Month EUR STR	0	(199)	(199)
USD	(47,672)	05/15/2033	1M	MSI	Kimbell Royalty Partners LP	1 day USD OBFR	0	(1,117)	(1,117)
USD	(13,695)	05/15/2033	1M	MSI	Kinsus Interconnect Technology Corp.	1 day USD OBFR	0	(159)	(159)
USD	(17,096)	05/05/2028	1M	JPM	KLA Corp.	1 day USD OBFR	0	(1,035)	(1,035)
USD	(51,664)	05/15/2033	1M	MSI	Kuwait Finance House KSCP	1 day USD OBFR	0	(990)	(990)
USD	(526)	05/15/2033	1M	MSI	Kyndryl Holdings, Inc.	1 day USD OBFR	0	(24)	(24)
USD	(12,708)	05/20/2033	1M	GST	Kyndryl Holdings, Inc.	1 day USD OBFR	0	(450)	(450)
JPY	(1,352)	05/05/2028	1M	JPM	Kyocera Corp.	12 Month JPY TONA	0	(25)	(25)
USD	(57,365)	05/05/2028	1M	JPM	Landbridge Co. LLC	1 day USD OBFR	0	(2,100)	(2,100)
USD	(35,551)	05/20/2033	1M	GST	Landbridge Co. LLC	1 day USD OBFR	0	(2,140)	(2,140)
USD	(21,055)	05/20/2033	1M	GST	Lantheus Holdings, Inc.	1 day USD OBFR	0	(405)	(405)
JPY	(1,404)	05/05/2028	1M	JPM	Lasertec Corp.	12 Month JPY TONA	0	(484)	(484)
JPY	(4,907)	05/20/2033	1M	GST	Lasertec Corp.	12 Month JPY TONA	0	(1,528)	(1,528)
USD	(6,258)	05/20/2033	1M	GST	Lattice Semiconductor Corp.	1 day USD OBFR	0	(236)	(236)
EUR	(2,158)	05/15/2033	1M	MSI	Leonardo SpA	12 Month EUR STR	0	(41)	(41)
USD	(1,903)	05/15/2033	1M	MSI	LG Energy Solution Ltd.	1 day USD OBFR	0	(418)	(418)
USD	(10,363)	05/20/2033	1M	GST	LG Energy Solution Ltd.	1 day USD OBFR	0	(913)	(913)
SEK	(1,609)	05/05/2028	1M	JPM	Lifco AB	12 Month SEK STIBOR	0	(196)	(196)
SEK	(25,746)	05/15/2033	1M	MSI	Lifco AB	12 Month SEK STIBOR	0	(2,185)	(2,185)
SEK	(27,333)	05/20/2033	1M	GST	Lifco AB	12 Month SEK STIBOR	0	(2,434)	(2,434)
USD	(2,548)	05/20/2033	1M	GST	Lightspeed Commerce, Inc.	1 day USD OBFR	0	(68)	(68)
USD	(40,950)	05/15/2033	1M	MSI	Lightspeed Commerce, Inc.	1 day USD OBFR	0	(1,674)	(1,674)
GBP	(1,997)	05/15/2033	1M	MSI	London Stock Exchange Group PLC	12 Month GBP WMBA SONIA Compound	0	(159)	(159)
CHF	(73,430)	05/20/2033	1M	GST	Lonza Group AG	12 Month CHF SARON	0	(151)	(151)
PLN	(55,530)	05/20/2033	1M	GST	LPP SA	12 Month PLN WIBOR WIBO	0	(3,600)	(3,600)
EUR	(138,832)	05/15/2033	1M	MSI	LVMH Moet Hennessy Louis Vuitton SE	12 Month EUR STR	0	(354)	(354)
EUR	(50,377)	05/05/2028	1M	JPM	LVMH Moet Hennessy Louis Vuitton SE	12 Month EUR STR	0	(5,724)	(5,724)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(258,783)	05/15/2033	1M	MSI	M&T Bank Corp.	1 day USD OBFR	$0	$(1,761)	$(1,761)
USD	(257,349)	05/20/2033	1M	GST	M&T Bank Corp.	1 day USD OBFR	0	(1,907)	(1,907)
USD	(6,265)	05/15/2033	1M	MSI	Mach Natural Resources LP	1 day USD OBFR	0	(23)	(23)
JPY	(1,333)	05/05/2028	1M	JPM	Macnica Holdings, Inc.	12 Month JPY TONA	0	(75)	(75)
USD	(14,752)	05/05/2028	1M	JPM	MACOM Technology Solutions Holdings, Inc.	1 day USD OBFR	0	(1,839)	(1,839)
CAD	(33,102)	05/20/2033	1M	GST	Manulife Financial Corp.	6 Month CAD CORRA	0	(504)	(504)
CAD	(177,932)	05/15/2033	1M	MSI	Manulife Financial Corp.	6 Month CAD CORRA	0	(868)	(868)
USD	(3,380)	05/20/2033	1M	GST	Marriott International, Inc.	1 day USD OBFR	0	(8)	(8)
JPY	(1,305)	05/05/2028	1M	JPM	Maruwa Co., Ltd.	12 Month JPY TONA	0	(132)	(132)
USD	(2,575)	05/20/2033	1M	GST	Marvell Technology, Inc.	1 day USD OBFR	0	(237)	(237)
USD	(2,363)	05/20/2033	1M	GST	McKesson Corp.	1 day USD OBFR	0	(71)	(71)
JPY	(1,289)	05/05/2028	1M	JPM	Meidensha Corp.	12 Month JPY TONA	0	(51)	(51)
JPY	(1,287)	05/05/2028	1M	JPM	Meiko Electronics Co., Ltd.	12 Month JPY TONA	0	(61)	(61)
USD	(58,206)	05/20/2033	1M	GST	Micron Technology, Inc.	1 day USD OBFR	0	(5,345)	(5,345)
JPY	(1,452)	05/05/2028	1M	JPM	Micronics Japan Co., Ltd.	12 Month JPY TONA	0	(460)	(460)
JPY	(1,438)	05/05/2028	1M	JPM	Minebea Mitsumi, Inc.	12 Month JPY TONA	0	(60)	(60)
JPY	(1,338)	05/05/2028	1M	JPM	Mitsubishi Corp.	12 Month JPY TONA	0	(72)	(72)
JPY	(2,373)	05/20/2033	1M	GST	Mitsubishi Heavy Industries Ltd.	12 Month JPY TONA	0	(124)	(124)
JPY	(1,299)	05/05/2028	1M	JPM	Mitsubishi Heavy Industries Ltd.	12 Month JPY TONA	0	(140)	(140)
JPY	(1,270)	05/05/2028	1M	JPM	Mitsui E&S Co., Ltd.	12 Month JPY TONA	0	(428)	(428)
ILS	(9,722)	05/20/2033	1M	GST	Mizrahi Tefahot Bank Ltd.	1 day ILS SHIR	0	(2)	(2)
USD	(4,955)	05/20/2033	1M	GST	MKS, Inc.	1 day USD OBFR	0	(75)	(75)
EUR	(45,852)	05/05/2028	1M	JPM	Moncler SpA	12 Month EUR STR	0	(1,432)	(1,432)
USD	(38,431)	05/20/2033	1M	GST	Moody’s Corp.	1 day USD OBFR	0	(473)	(473)
USD	(193,318)	05/15/2033	1M	MSI	Moody’s Corp.	1 day USD OBFR	0	(723)	(723)
JPY	(1,435)	05/05/2028	1M	JPM	Murata Manufacturing Co., Ltd.	12 Month JPY TONA	0	(225)	(225)
JPY	(16,053)	05/20/2033	1M	GST	Murata Manufacturing Co., Ltd.	12 Month JPY TONA	0	(2,610)	(2,610)
USD	(17,176)	05/20/2033	1M	GST	Murphy Oil Corp.	1 day USD OBFR	0	(455)	(455)
USD	(59,256)	05/15/2033	1M	MSI	Murphy Oil Corp.	1 day USD OBFR	0	(1,703)	(1,703)
USD	(6,267)	05/15/2033	1M	MSI	MYR Group, Inc.	1 day USD OBFR	0	(46)	(46)
JPY	(1,355)	05/05/2028	1M	JPM	Namura Shipbuilding Co., Ltd.	12 Month JPY TONA	0	(542)	(542)
USD	(4,134)	05/05/2028	1M	JPM	Napco Security Technologies, Inc.	1 day USD OBFR	0	(60)	(60)
ZAR	(10,755)	05/20/2033	1M	GST	Naspers Ltd.	3 Month ZAR JIBAR SAFEX	0	(231)	(231)
JPY	(5,792)	05/05/2028	1M	JPM	NEC Corp.	12 Month JPY TONA	0	(570)	(570)
USD	287,298	05/29/2026	1M	GST	Negative Return on Goldman Sachs FV Weekly Index	Positive Return on Goldman Sachs FV Weekly Index	0	(535)	(535)
USD	131,988	04/30/2026	1M	GST	Negative Return on Goldman Sachs TY Weekly Vol Index	Positive Return on Goldman Sachs TY Weekly Vol Index	0	(60)	(60)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	99,271	10/30/2026	1M	GST	Negative Return on Goldman Sachs USD rates Volume RV Index	Positive Return on Goldman Sachs USD rates Volume RV Index	$0	$(82)	$(82)
USD	(1,006,375)	10/30/2026	1M	MSI	Negative Return on MSZZMOMO Index (a)	Positive Return on MSZZMOMO Index	0	(20,346)	(20,346)
USD	92,954	06/30/2026	1M	GST	Negative Return on U.S. Dispersion Index	Positive Return on U.S. Dispersion Index	0	(216)	(216)
USD	174,892	10/30/2026	1M	GST	Negative Return on U.S. Dispersion Index	Positive Return on U.S. Dispersion Index	0	(708)	(708)
USD	505,079	06/30/2026	1M	GST	Negative Return on U.S. Dispersion Index (b)	Positive Return on U.S. Dispersion Index	0	(1,176)	(1,176)
USD	(1,962)	05/20/2033	1M	GST	New York Times Co.	1 day USD OBFR	0	(32)	(32)
GBP	(3,334)	05/20/2033	1M	GST	Next PLC	12 Month GBP WMBA SONIA Compound	0	(311)	(311)
USD	(5,534)	05/20/2033	1M	GST	NextNav, Inc.	1 day USD OBFR	0	(233)	(233)
JPY	(1,400)	05/05/2028	1M	JPM	NGK Insulators Ltd.	12 Month JPY TONA	0	(43)	(43)
JPY	(1,552)	05/05/2028	1M	JPM	NHK Spring Co., Ltd.	12 Month JPY TONA	0	(222)	(222)
SEK	(80,446)	05/20/2033	1M	GST	Nibe Industrier AB	12 Month SEK STIBOR	0	(151)	(151)
SEK	(53,976)	05/05/2028	1M	JPM	Nibe Industrier AB	12 Month SEK STIBOR	0	(471)	(471)
JPY	(23,714)	05/20/2033	1M	GST	Nikon Corp.	12 Month JPY TONA	0	(3)	(3)
JPY	(690)	05/15/2033	1M	MSI	Nikon Corp.	12 Month JPY TONA	0	(17)	(17)
JPY	(8,969)	05/20/2033	1M	GST	Nintendo Co., Ltd.	12 Month JPY TONA	0	(147)	(147)
JPY	(13,382)	05/05/2028	1M	JPM	Nintendo Co., Ltd.	12 Month JPY TONA	0	(221)	(221)
JPY	(8,596)	05/15/2033	1M	MSI	Nintendo Co., Ltd.	12 Month JPY TONA	0	(373)	(373)
JPY	(1,269)	05/05/2028	1M	JPM	Nitto Boseki Co., Ltd.	12 Month JPY TONA	0	(168)	(168)
USD	(31,043)	05/20/2033	1M	GST	Noble Corp. PLC	1 day USD OBFR	0	(1,300)	(1,300)
USD	(46,570)	05/15/2033	1M	MSI	Noble Corp. PLC	1 day USD OBFR	0	(1,711)	(1,711)
USD	(40,747)	05/15/2033	1M	MSI	Northern Oil & Gas, Inc.	1 day USD OBFR	0	(769)	(769)
USD	(176,982)	05/20/2033	1M	GST	Northern Oil & Gas, Inc.	1 day USD OBFR	0	(6,896)	(6,896)
USD	(33,537)	05/15/2033	1M	MSI	Northwest Natural Holding Co.	1 day USD OBFR	0	(474)	(474)
USD	(37,106)	05/20/2033	1M	GST	NOV, Inc.	1 day USD OBFR	0	(5,351)	(5,351)
USD	(82,919)	05/15/2033	1M	MSI	NOV, Inc.	1 day USD OBFR	0	(11,587)	(11,587)
USD	(13,364)	05/15/2033	1M	MSI	NRG Energy, Inc.	1 day USD OBFR	0	(41)	(41)
USD	(20,709)	05/20/2033	1M	GST	NRG Energy, Inc.	1 day USD OBFR	0	(601)	(601)
USD	(20,352)	05/20/2033	1M	GST	nVent Electric PLC	1 day USD OBFR	0	(3,089)	(3,089)
USD	(34,425)	05/15/2033	1M	MSI	nVent Electric PLC	1 day USD OBFR	0	(6,643)	(6,643)
EUR	(19,732)	05/20/2033	1M	GST	Oesterreichische Post AG	12 Month EUR STR	0	(299)	(299)
JPY	(1,378)	05/05/2028	1M	JPM	Oki Electric Industry Co., Ltd.	12 Month JPY TONA	0	(119)	(119)
USD	(5,564)	05/20/2033	1M	GST	Okta, Inc.	1 day USD OBFR	0	(202)	(202)
JPY	(1,315)	05/05/2028	1M	JPM	Organo Corp.	12 Month JPY TONA	0	(177)	(177)
EUR	(7,572)	05/05/2028	1M	JPM	Ottobock SE & Co. KGaA	12 Month EUR STR	0	(497)	(497)
SGD	(167,904)	05/05/2028	1M	JPM	Oversea-Chinese Banking Corp. Ltd.	6 Month SGD SOR Telerate	0	(1,755)	(1,755)
SGD	(194,812)	05/15/2033	1M	MSI	Oversea-Chinese Banking Corp. Ltd.	6 Month SGD SOR Telerate	0	(2,278)	(2,278)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(13,824)	05/05/2028	1M	JPM	Palantir Technologies, Inc.	1 day USD OBFR	$0	$(1,612)	$(1,612)
USD	(424)	05/20/2033	1M	GST	Palo Alto Networks, Inc.	1 day USD OBFR	0	(17)	(17)
USD	(3,189)	05/05/2028	1M	JPM	Palo Alto Networks, Inc.	1 day USD OBFR	0	(115)	(115)
JPY	(1,243)	05/05/2028	1M	JPM	Panasonic Holdings Corp.	12 Month JPY TONA	0	(36)	(36)
CAD	(27,392)	05/15/2033	1M	MSI	Paramount Resources Ltd.	6 Month CAD CORRA	0	(773)	(773)
CAD	(31,650)	05/20/2033	1M	GST	Parex Resources, Inc.	6 Month CAD CORRA	0	(412)	(412)
USD	(2,960)	05/20/2033	1M	GST	Parker-Hannifin Corp.	1 day USD OBFR	0	(131)	(131)
CAD	(9,005)	05/05/2028	1M	JPM	Parkland Corp.	6 Month CAD CORRA	0	(244)	(244)
CHF	(83,126)	05/20/2033	1M	GST	Partners Group Holding AG	12 Month CHF SARON	0	(282)	(282)
USD	(12,224)	05/05/2028	1M	JPM	Patterson-UTI Energy, Inc.	1 day USD OBFR	0	(968)	(968)
USD	(49,951)	05/20/2033	1M	GST	Patterson-UTI Energy, Inc.	1 day USD OBFR	0	(4,329)	(4,329)
USD	(145,114)	05/15/2033	1M	MSI	Patterson-UTI Energy, Inc.	1 day USD OBFR	0	(13,323)	(13,323)
USD	(12,090)	05/05/2028	1M	JPM	PDD Holdings, Inc.	1 day USD OBFR	0	(49)	(49)
USD	(1,786)	05/15/2033	1M	MSI	PDD Holdings, Inc.	1 day USD OBFR	0	(102)	(102)
USD	(14,909)	05/20/2033	1M	GST	PDF Solutions, Inc.	1 day USD OBFR	0	(443)	(443)
USD	(33,105)	05/15/2033	1M	MSI	Peabody Energy Corp.	1 day USD OBFR	0	(18)	(18)
USD	(279)	05/05/2028	1M	JPM	PepsiCo, Inc.	1 day USD OBFR	0	(13)	(13)
USD	(6,886)	05/15/2033	1M	MSI	Photronics, Inc.	1 day USD OBFR	0	(117)	(117)
USD	(15,562)	05/20/2033	1M	GST	Pinterest, Inc.	1 day USD OBFR	0	(95)	(95)
JPY	(1,382)	05/05/2028	1M	JPM	PKSHA Technology, Inc.	12 Month JPY TONA	0	(178)	(178)
USD	(6,394)	05/15/2033	1M	MSI	Plains All American Pipeline LP	1 day USD OBFR	0	(456)	(456)
USD	(31,011)	05/05/2028	1M	JPM	Plains All American Pipeline LP	1 day USD OBFR	0	(940)	(940)
USD	(121,997)	05/15/2033	1M	MSI	Plains GP Holdings LP	1 day USD OBFR	0	(5,723)	(5,723)
USD	(354,867)	05/20/2033	1M	GST	PNC Financial Services Group, Inc.	1 day USD OBFR	0	(4,052)	(4,052)
USD	(489,583)	05/15/2033	1M	MSI	PNC Financial Services Group, Inc.	1 day USD OBFR	0	(6,636)	(6,636)
USD	(48,587)	05/20/2033	1M	GST	Portland General Electric Co.	1 day USD OBFR	0	(701)	(701)
USD	(23,614)	05/15/2033	1M	MSI	Portland General Electric Co.	1 day USD OBFR	0	(1,008)	(1,008)
USD	(39,576)	05/05/2028	1M	JPM	Portland General Electric Co.	1 day USD OBFR	0	(1,765)	(1,765)
PLN	(18,968)	05/20/2033	1M	GST	Powszechna Kasa Oszczednosci Bank Polski SA	12 Month PLN WIBOR WIBO	0	(21)	(21)
USD	(52,747)	05/15/2033	1M	MSI	Principal Financial Group, Inc.	1 day USD OBFR	0	(2,047)	(2,047)
USD	(14,742)	05/15/2033	1M	MSI	Procter & Gamble Co.	1 day USD OBFR	0	(401)	(401)
EUR	(1,304)	05/15/2033	1M	MSI	Prosus NV	12 Month EUR STR	0	(27)	(27)
EUR	(1,435)	05/20/2033	1M	GST	Prosus NV	12 Month EUR STR	0	(40)	(40)
EUR	(2,102)	05/15/2033	1M	MSI	Publicis Groupe SA	12 Month EUR STR	0	(19)	(19)
EUR	(38,029)	05/20/2033	1M	GST	Publicis Groupe SA	12 Month EUR STR	0	(334)	(334)
EUR	(9,715)	05/05/2028	1M	JPM	Publicis Groupe SA	12 Month EUR STR	0	(455)	(455)
USD	(15,461)	05/15/2033	1M	MSI	Pure Storage, Inc.	1 day USD OBFR	0	(1,022)	(1,022)
USD	(51,176)	05/15/2033	1M	MSI	Qatar National Bank QPSC	1 day USD OBFR	0	(1,421)	(1,421)
USD	(281,128)	05/20/2033	1M	GST	QUALCOMM, Inc.	1 day USD OBFR	0	(23,326)	(23,326)
USD	(2,204)	05/20/2033	1M	GST	Quanta Services, Inc.	1 day USD OBFR	0	(42)	(42)
USD	(12,077)	05/15/2033	1M	MSI	Quanta Services, Inc.	1 day USD OBFR	0	(49)	(49)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
JPY	(33,844)	05/15/2033	1M	MSI	Rakuten Bank Ltd.	12 Month JPY TONA	$0	$(2,151)	$(2,151)
USD	(13,027)	05/15/2033	1M	MSI	Rambus, Inc.	1 day USD OBFR	0	(753)	(753)
USD	(11,744)	05/20/2033	1M	GST	Reddit, Inc.	1 day USD OBFR	0	(375)	(375)
USD	(3,513)	05/05/2028	1M	JPM	Regeneron Pharmaceuticals, Inc.	1 day USD OBFR	0	(398)	(398)
USD	(66,630)	05/15/2033	1M	MSI	RenaissanceRe Holdings Ltd.	1 day USD OBFR	0	(3,753)	(3,753)
EUR	(24,597)	05/20/2033	1M	GST	Repsol SA	12 Month EUR STR	0	(2,821)	(2,821)
EUR	(26,867)	05/05/2028	1M	JPM	Repsol SA	12 Month EUR STR	0	(3,251)	(3,251)
JPY	(54,816)	05/15/2033	1M	MSI	Resona Holdings, Inc.	12 Month JPY TONA	0	(2,595)	(2,595)
JPY	(104,849)	05/05/2028	1M	JPM	Resona Holdings, Inc.	12 Month JPY TONA	0	(3,263)	(3,263)
JPY	(1,317)	05/05/2028	1M	JPM	Rigaku Holdings Corp.	12 Month JPY TONA	0	(78)	(78)
DKK	(106,509)	05/20/2033	1M	GST	Ringkjoebing Landbobank AS	1 Month DKK CIBOR	0	(2,134)	(2,134)
DKK	(70,432)	05/15/2033	1M	MSI	Ringkjoebing Landbobank AS	1 Month DKK CIBOR	0	(2,811)	(2,811)
USD	(49,235)	05/15/2033	1M	MSI	Rio Tinto PLC	1 day USD OBFR	0	(2,059)	(2,059)
USD	(2,988)	05/20/2033	1M	GST	Robinhood Markets, Inc.	1 day USD OBFR	0	(242)	(242)
JPY	(1,428)	05/05/2028	1M	JPM	Rohm Co., Ltd.	12 Month JPY TONA	0	(80)	(80)
SEK	(51,442)	05/20/2033	1M	GST	Roko AB	12 Month SEK STIBOR	0	(84)	(84)
USD	(7,702)	05/20/2033	1M	GST	Roku, Inc.	1 day USD OBFR	0	(788)	(788)
USD	(13,013)	05/15/2033	1M	MSI	Roku, Inc.	1 day USD OBFR	0	(997)	(997)
GBP	(3,968)	05/05/2028	1M	JPM	Rolls-Royce Holdings PLC	12 Month GBP WMBA SONIA Compound	0	(53)	(53)
JPY	(1,312)	05/05/2028	1M	JPM	RS Technologies Co., Ltd.	12 Month JPY TONA	0	(10)	(10)
EUR	(12,513)	05/15/2033	1M	MSI	RWE AG	12 Month EUR STR	0	(684)	(684)
USD	(3,051)	05/20/2033	1M	GST	Salesforce, Inc.	1 day USD OBFR	0	(74)	(74)
USD	(6,636)	05/05/2028	1M	JPM	Salesforce, Inc.	1 day USD OBFR	0	(395)	(395)
USD	(2,435)	05/20/2033	1M	GST	Samsara, Inc.	1 day USD OBFR	0	(136)	(136)
USD	(7,965)	05/15/2033	1M	MSI	Samsara, Inc.	1 day USD OBFR	0	(551)	(551)
JPY	(96,840)	05/15/2033	1M	MSI	San-In Godo Bank Ltd.	12 Month JPY TONA	0	(4,581)	(4,581)
JPY	(679)	05/05/2028	1M	JPM	Sanken Electric Co., Ltd.	12 Month JPY TONA	0	(6)	(6)
JPY	(1,295)	05/05/2028	1M	JPM	Sanki Engineering Co., Ltd.	12 Month JPY TONA	0	(71)	(71)
JPY	(1,174)	05/05/2028	1M	JPM	Sanyo Denki Co., Ltd.	12 Month JPY TONA	0	(169)	(169)
EUR	(75,629)	05/05/2028	1M	JPM	Sartorius AG	12 Month EUR STR	0	(3,519)	(3,519)
JPY	(2,768)	05/15/2033	1M	MSI	SCREEN Holdings Co., Ltd.	12 Month JPY TONA	0	(119)	(119)
JPY	(10,920)	05/20/2033	1M	GST	SCREEN Holdings Co., Ltd.	12 Month JPY TONA	0	(780)	(780)
JPY	(1,387)	05/05/2028	1M	JPM	Seiko Group Corp.	12 Month JPY TONA	0	(67)	(67)
USD	(101,188)	05/20/2033	1M	GST	Sherwin-Williams Co.	1 day USD OBFR	0	(3,328)	(3,328)
JPY	(1,601)	05/05/2028	1M	JPM	Shibaura Mechatronics Corp.	12 Month JPY TONA	0	(308)	(308)
JPY	(937)	05/05/2028	1M	JPM	Shimizu Corp.	12 Month JPY TONA	0	(7)	(7)
JPY	(185,126)	05/15/2033	1M	MSI	Shizuoka Financial Group, Inc.	12 Month JPY TONA	0	(12,422)	(12,422)
EUR	(2,257)	05/20/2033	1M	GST	Siemens Energy AG	12 Month EUR STR	0	(128)	(128)
EUR	(51,840)	05/05/2028	1M	JPM	Siemens Energy AG	12 Month EUR STR	0	(5,565)	(5,565)
SGD	(2,560)	05/15/2033	1M	MSI	Singapore Technologies Engineering Ltd.	6 Month SGD SOR Telerate	0	(40)	(40)
SGD	(2,805)	05/15/2033	1M	MSI	Singapore Telecommunications Ltd.	6 Month SGD SOR Telerate	0	(26)	(26)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
SEK	(233,715)	05/20/2033	1M	GST	Skandinaviska Enskilda Banken AB	12 Month SEK STIBOR	$0	$(654)	$(654)
SEK	(307,544)	05/15/2033	1M	MSI	Skandinaviska Enskilda Banken AB	12 Month SEK STIBOR	0	(863)	(863)
USD	(11,766)	05/20/2033	1M	GST	SkyWater Technology, Inc.	1 day USD OBFR	0	(1,173)	(1,173)
USD	(13,075)	05/05/2028	1M	JPM	Skyworks Solutions, Inc.	1 day USD OBFR	0	(138)	(138)
USD	(12,198)	05/20/2033	1M	GST	Snap, Inc.	1 day USD OBFR	0	(110)	(110)
USD	(38,961)	05/20/2033	1M	GST	SoFi Technologies, Inc.	1 day USD OBFR	0	(959)	(959)
USD	13,604	05/15/2033	1M	MSI	SolarEdge Technologies, Inc.	1 day USD OBFR	0	(1,989)	(1,989)
EUR	(28,291)	05/20/2033	1M	GST	Solaria Energia y Medio Ambiente SA	12 Month EUR STR	0	(693)	(693)
USD	(218,972)	05/20/2033	1M	GST	SPDR S&P Oil & Gas Exploration & Production ETF	1 day USD OBFR	0	(2,709)	(2,709)
USD	(682,399)	05/15/2033	1M	MSI	SPDR S&P Oil & Gas Exploration & Production ETF	1 day USD OBFR	0	(4,458)	(4,458)
USD	(9,156)	05/15/2033	1M	MSI	SS&C Technologies Holdings, Inc.	1 day USD OBFR	0	(355)	(355)
USD	(25,709)	05/20/2033	1M	GST	SS&C Technologies Holdings, Inc.	1 day USD OBFR	0	(701)	(701)
USD	(19,166)	05/05/2028	1M	JPM	Starbucks Corp.	1 day USD OBFR	0	(81)	(81)
USD	(82,955)	05/15/2033	1M	MSI	State Street SPDR S&P Regional Banking ETF	1 day USD OBFR	0	(385)	(385)
USD	(1,193,264)	05/20/2033	1M	GST	State Street SPDR S&P Regional Banking ETF	1 day USD OBFR	0	(2,356)	(2,356)
USD	(1,107)	05/20/2033	1M	GST	Sterling Infrastructure, Inc.	1 day USD OBFR	0	(27)	(27)
USD	(5,671)	05/15/2033	1M	MSI	Sterling Infrastructure, Inc.	1 day USD OBFR	0	(753)	(753)
EUR	(152,432)	05/15/2033	1M	MSI	STOXX Europe 600 Automobiles & Parts Index	12 Month EUR STR	0	(6,885)	(6,885)
EUR	461,253	05/15/2033	1M	GST	STOXX Europe 600 Automobiles & Parts Index	12 Month EUR STR	0	(13,584)	(13,584)
EUR	(891,846)	05/20/2033	1M	GST	STOXX Europe 600 Industrial Goods & Services Index	12 Month EUR STR	0	(2,084)	(2,084)
EUR	(123,905)	05/15/2033	1M	MSI	STOXX Europe 600 Industrial Goods & Services Index	12 Month EUR STR	0	(2,116)	(2,116)
CHF	(68,546)	05/05/2028	1M	JPM	Straumann Holding AG	12 Month CHF SARON	0	(10,342)	(10,342)
JPY	(1,352)	05/05/2028	1M	JPM	Subaru Corp.	12 Month JPY TONA	0	(79)	(79)
JPY	(1,350)	05/05/2028	1M	JPM	Sumitomo Corp.	12 Month JPY TONA	0	(26)	(26)
USD	(169,902)	05/15/2033	1M	MSI	Sumitomo Mitsui Financial Group, Inc.	1 day USD OBFR	0	(6,183)	(6,183)
JPY	(25,318)	05/05/2028	1M	JPM	Sumitomo Mitsui Trust Group, Inc.	12 Month JPY TONA	0	(529)	(529)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
JPY	(62,467)	05/15/2033	1M	MSI	Sumitomo Mitsui Trust Group, Inc.	12 Month JPY TONA	$0	$(4,845)	$(4,845)
JPY	(89,167)	05/20/2033	1M	GST	Sumitomo Mitsui Trust Holdings, Inc.	12 Month JPY TONA	0	(2,489)	(2,489)
JPY	(479)	05/05/2028	1M	JPM	Sumitomo Riko Co., Ltd.	12 Month JPY TONA	0	(95)	(95)
JPY	(1,407)	05/05/2028	1M	JPM	Suzuki Motor Corp.	12 Month JPY TONA	0	(32)	(32)
SEK	(29,025)	05/20/2033	1M	GST	Svenska Handelsbanken AB	12 Month SEK STIBOR	0	(199)	(199)
SEK	(168,256)	05/15/2033	1M	MSI	Svenska Handelsbanken AB	12 Month SEK STIBOR	0	(2,109)	(2,109)
SEK	(358,386)	05/20/2033	1M	GST	Swedbank AB	12 Month SEK STIBOR	0	(2,907)	(2,907)
SEK	(314,962)	05/05/2028	1M	JPM	Swedbank AB	12 Month SEK STIBOR	0	(3,058)	(3,058)
CHF	(131,952)	05/20/2033	1M	GST	Swiss Re AG	12 Month CHF SARON	0	(777)	(777)
DKK	(52,075)	05/15/2033	1M	MSI	Sydbank AS	1 Month DKK CIBOR	0	(24)	(24)
USD	(939)	05/20/2033	1M	GST	Synchrony Financial	1 day USD OBFR	0	(28)	(28)
USD	(2,570)	05/05/2028	1M	JPM	Synchrony Financial	1 day USD OBFR	0	(108)	(108)
JPY	(1,304)	05/05/2028	1M	JPM	Taiyo Yuden Co., Ltd.	12 Month JPY TONA	0	(298)	(298)
USD	(21,090)	05/15/2033	1M	MSI	Talos Energy, Inc.	1 day USD OBFR	0	(826)	(826)
USD	(80,274)	05/15/2033	1M	MSI	Target Corp.	1 day USD OBFR	0	(1,598)	(1,598)
CHF	(1,199)	05/15/2033	1M	MSI	Temenos AG	12 Month CHF SARON	0	(223)	(223)
CHF	(28,980)	05/20/2033	1M	GST	Temenos AG	12 Month CHF SARON	0	(6,091)	(6,091)
USD	(12,238)	05/15/2033	1M	MSI	Tenaris SA	1 day USD OBFR	0	(1,971)	(1,971)
HKD	(3,629)	05/15/2033	1M	MSI	Tencent Holdings Ltd.	1 day HKD HONIA	0	(20)	(20)
USD	(16,981)	05/20/2033	1M	GST	Teradyne, Inc.	1 day USD OBFR	0	(5,194)	(5,194)
USD	(43,401)	05/20/2033	1M	GST	Tesla, Inc.	1 day USD OBFR	0	(886)	(886)
USD	(37,858)	05/15/2033	1M	MSI	Tesla, Inc.	1 day USD OBFR	0	(1,863)	(1,863)
USD	(42,447)	05/05/2028	1M	JPM	Tesla, Inc.	1 day USD OBFR	0	(2,296)	(2,296)
USD	(5,607)	05/20/2033	1M	GST	Texas Pacific Land Corp.	1 day USD OBFR	0	(54)	(54)
CAD	(9,734)	05/05/2028	1M	JPM	Thomson Reuters Corp.	6 Month CAD CORRA	0	(120)	(120)
USD	(1,033)	05/05/2028	1M	JPM	Toast, Inc.	1 day USD OBFR	0	(51)	(51)
JPY	(1,351)	05/05/2028	1M	JPM	Tokyo Electron Device Ltd.	12 Month JPY TONA	0	(14)	(14)
JPY	(2,304)	05/15/2033	1M	MSI	Tokyo Electron Ltd.	12 Month JPY TONA	0	(414)	(414)
JPY	(3,549)	05/15/2033	1M	MSI	Tokyo Seimitsu Co., Ltd.	12 Month JPY TONA	0	(189)	(189)
JPY	(27,454)	05/20/2033	1M	GST	Tokyo Seimitsu Co., Ltd.	12 Month JPY TONA	0	(1,174)	(1,174)
JPY	(22,971)	05/20/2033	1M	GST	Tokyo Stock Exchange Tokyo Price Index TOPIX	12 Month JPY TONA	0	(801)	(801)
JPY	(30,363)	05/20/2033	1M	GST	Tokyo Stock Exchange TOPIX Banks Index	12 Month JPY TONA	0	(998)	(998)
JPY	(94,803)	05/15/2033	1M	MSI	Tokyo Stock Exchange TOPIX Banks Index	12 Month JPY TONA	0	(7,016)	(7,016)
JPY	(108,299)	05/15/2033	1M	MSI	TOPIX Small Index	12 Month JPY TONA	0	(3,049)	(3,049)
CAD	(262,580)	05/15/2033	1M	MSI	Tourmaline Oil Corp.	6 Month CAD CORRA	0	(5,530)	(5,530)
JPY	(1,368)	05/05/2028	1M	JPM	Toyo Tire Corp.	12 Month JPY TONA	0	(28)	(28)
JPY	(1,362)	05/05/2028	1M	JPM	Toyota Motor Corp.	12 Month JPY TONA	0	(82)	(82)
JPY	(1,440)	05/05/2028	1M	JPM	Toyota Tsusho Corp.	12 Month JPY TONA	0	(102)	(102)
USD	(17,743)	05/15/2033	1M	MSI	Trane Technologies PLC	1 day USD OBFR	0	(1,100)	(1,100)
USD	(6,832)	05/15/2033	1M	MSI	Transocean Ltd.	1 day USD OBFR	0	(1,094)	(1,094)
EUR	(58,528)	05/20/2033	1M	GST	Traton SE	12 Month EUR STR	0	(3,441)	(3,441)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Swap Contracts (continued)

Total Return Swaps (continued)

Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(6,160)	05/05/2028	1M	JPM	TripAdvisor, Inc.	1 day USD OBFR	$0	$(23)	$(23)
JPY	(1,382)	05/05/2028	1M	JPM	Tsugami Corp.	12 Month JPY TONA	0	(165)	(165)
USD	(1,499)	05/20/2033	1M	GST	Uber Technologies, Inc.	1 day USD OBFR	0	(45)	(45)
USD	(26,182)	05/15/2033	1M	MSI	Uber Technologies, Inc.	1 day USD OBFR	0	(548)	(548)
JPY	(1,196)	05/05/2028	1M	JPM	Union Tool Co.	12 Month JPY TONA	0	(154)	(154)
USD	(12,925)	05/05/2028	1M	JPM	Universal Display Corp.	1 day USD OBFR	0	(36)	(36)
USD	(8,183)	05/15/2033	1M	MSI	Uranium Energy Corp.	1 day USD OBFR	0	(199)	(199)
JPY	(1,379)	05/05/2028	1M	JPM	Ushio, Inc.	12 Month JPY TONA	0	(105)	(105)
EUR	(9,618)	05/05/2028	1M	JPM	Valmet OYJ	12 Month EUR STR	0	(189)	(189)
EUR	(32,267)	05/20/2033	1M	GST	Valmet OYJ	12 Month EUR STR	0	(613)	(613)
USD	(204,958)	05/20/2033	1M	GST	VanEck Oil Services ETF	1 day USD OBFR	0	(21,426)	(21,426)
GBP	(154,938)	05/15/2033	1M	MSI	Vanguard FTSE 250 UCITS ETF	12 Month GBP WMBA SONIA Compound	0	(1,158)	(1,158)
CHF	(18,816)	05/20/2033	1M	GST	VAT Group AG	12 Month CHF SARON	0	(700)	(700)
CHF	(37,003)	05/15/2033	1M	MSI	VAT Group AG	12 Month CHF SARON	0	(1,448)	(1,448)
EUR	(5,910)	05/05/2028	1M	JPM	Verbund AG	12 Month EUR STR	0	(285)	(285)
EUR	(16,432)	05/15/2033	1M	MSI	Verbund AG	12 Month EUR STR	0	(613)	(613)
EUR	(38,448)	05/20/2033	1M	GST	Verbund AG	12 Month EUR STR	0	(1,789)	(1,789)
USD	(200,793)	05/20/2033	1M	GST	Verizon Communications, Inc.	1 day USD OBFR	0	(8,543)	(8,543)
CAD	(43,902)	05/20/2033	1M	GST	Vermilion Energy, Inc.	6 Month CAD CORRA	0	(625)	(625)
USD	(15,000)	05/20/2033	1M	GST	Vertiv Holdings Co.	1 day USD OBFR	0	(1,007)	(1,007)
USD	(28,728)	05/15/2033	1M	MSI	Vertiv Holdings Co.	1 day USD OBFR	0	(4,251)	(4,251)
EUR	(75,848)	05/05/2028	1M	JPM	Vinci SA	12 Month EUR STR	0	(249)	(249)
USD	(7,571)	05/20/2033	1M	GST	Vistra Corp.	1 day USD OBFR	0	(149)	(149)
GBP	(39,818)	05/20/2033	1M	GST	Vistry Group PLC	12 Month GBP WMBA SONIA Compound	0	(962)	(962)
SEK	(1,247)	05/05/2028	1M	JPM	Wallenstam AB	12 Month SEK STIBOR	0	(29)	(29)
USD	(1,120)	05/20/2033	1M	GST	Walt Disney Co.	1 day USD OBFR	0	(7)	(7)
USD	(3,508)	05/05/2028	1M	JPM	Western Digital Corp.	1 day USD OBFR	0	(698)	(698)
GBP	(39,059)	05/20/2033	1M	GST	Wise PLC	12 Month GBP WMBA SONIA Compound	0	(327)	(327)
AUD	(13,565)	05/20/2033	1M	GST	Woodside Energy Group Ltd.	1 day AUD AONIA	0	(1,591)	(1,591)
AUD	(27,422)	05/05/2028	1M	JPM	Woodside Energy Group Ltd.	1 day AUD AONIA	0	(2,000)	(2,000)
AUD	(132,070)	05/15/2033	1M	MSI	Woodside Energy Group Ltd.	1 day AUD AONIA	0	(14,511)	(14,511)
USD	(3,287)	05/15/2033	1M	MSI	Workday, Inc.	1 day USD OBFR	0	(72)	(72)
USD	(6,148)	05/15/2033	1M	MSI	Xcel Energy, Inc.	1 day USD OBFR	0	(102)	(102)
USD	(12,354)	05/05/2028	1M	JPM	Xcel Energy, Inc.	1 day USD OBFR	0	(228)	(228)
JPY	(1,669)	05/05/2028	1M	JPM	Yaskawa Electric Corp.	12 Month JPY TONA	0	(178)	(178)
JPY	(1,405)	05/05/2028	1M	JPM	Yokogawa Electric Corp.	12 Month JPY TONA	0	(35)	(35)
USD	(3,059)	05/20/2033	1M	GST	Zscaler, Inc.	1 day USD OBFR	0	(252)	(252)
Other Total Return Swap Contracts							0	(46,395)	(46,395)
Total Total Return Swaps							$0	$(1,621,335)	$(1,621,335)
Total Swap Contracts							$(672,222)	$(2,690,586)	$(2,018,364)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Forward Currency Contracts

Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Depreciation
USD	84,561	AUD	130,000	BCY	BUY	1.54	11/04/2025	$(543)
USD	84,643	AUD	130,000	BCY	BUY	1.54	11/04/2025	(462)
USD	84,711	AUD	130,000	BCY	BUY	1.53	11/04/2025	(394)
USD	87,892	AUD	135,000	UBS	BUY	1.54	11/04/2025	(486)
USD	104,282	AUD	160,000	BCY	BUY	1.53	11/04/2025	(462)
USD	107,475	AUD	165,000	BCY	BUY	1.54	11/04/2025	(542)
USD	120,701	AUD	185,000	JPM	BUY	1.53	11/04/2025	(410)
USD	133,065	AUD	205,000	BCY	BUY	1.54	11/04/2025	(1,138)
USD	133,324	AUD	205,000	JPM	BUY	1.54	11/04/2025	(879)
USD	133,380	AUD	205,000	BCY	BUY	1.54	11/04/2025	(823)
USD	133,398	AUD	205,000	JPM	BUY	1.54	11/04/2025	(805)
USD	136,933	AUD	210,000	JPM	BUY	1.53	11/04/2025	(543)
USD	160,010	AUD	245,000	BCY	BUY	1.53	11/04/2025	(379)
USD	162,303	AUD	250,000	BCY	BUY	1.54	11/04/2025	(1,359)
USD	179,350	AUD	275,000	JPM	BUY	1.53	11/04/2025	(679)
USD	3,252	AUD	5,000	GST	BUY	1.54	11/28/2025	(22)
USD	7,801	AUD	12,000	BOA	BUY	1.54	11/28/2025	(57)
USD	11,056	AUD	17,000	GST	BUY	1.54	11/28/2025	(76)
USD	54,280	AUD	83,500	BOA	BUY	1.54	11/28/2025	(400)
USD	60,485	AUD	93,000	GST	BUY	1.54	11/28/2025	(416)
USD	9,773	AUD	15,000	CBK	BUY	1.53	12/17/2025	(51)
USD	13,035	AUD	20,000	CBK	BUY	1.53	12/17/2025	(65)
AUD	3,105,000	USD	2,050,356	BCY	SELL	1.51	11/04/2025	(17,667)
AUD	3,105,000	USD	2,047,996	TDS	SELL	1.52	11/04/2025	(15,308)
AUD	763,000	USD	503,351	TDS	SELL	1.52	11/04/2025	(3,853)
AUD	550,000	USD	362,144	UBS	SELL	1.52	11/04/2025	(2,086)
AUD	405,000	USD	265,363	DBF	SELL	1.53	11/04/2025	(230)
AUD	205,000	USD	135,772	UBS	SELL	1.51	11/04/2025	(1,569)
AUD	205,000	USD	135,628	PAR	SELL	1.51	11/04/2025	(1,425)
AUD	185,000	USD	121,800	PAR	SELL	1.52	11/04/2025	(690)
AUD	180,000	USD	118,732	JPM	SELL	1.52	11/04/2025	(895)
AUD	130,000	USD	86,061	JPM	SELL	1.51	11/04/2025	(956)
AUD	55,000	USD	36,033	BCY	SELL	1.53	11/04/2025	(27)
AUD	55,000	USD	36,033	BCY	SELL	1.53	11/04/2025	(27)
AUD	50,000	USD	32,932	BCY	SELL	1.52	11/04/2025	(199)
AUD	45,000	USD	29,786	DBF	SELL	1.51	11/04/2025	(326)
AUD	43,000	USD	28,367	TDS	SELL	1.52	11/04/2025	(217)
AUD	24,000	USD	15,830	TDS	SELL	1.52	11/04/2025	(118)
AUD	23,000	USD	15,188	BCY	SELL	1.51	11/04/2025	(131)
AUD	5,000	USD	3,310	BOA	SELL	1.51	11/04/2025	(37)
AUD	7,015,000	USD	4,629,111	TDS	SELL	1.52	12/01/2025	(35,228)
AUD	55,000	USD	36,037	UBS	SELL	1.53	12/01/2025	(19)
AUD	150,000	USD	99,314	RBC	SELL	1.51	12/17/2025	(1,069)
AUD	5,000	USD	3,334	SSB	SELL	1.50	12/17/2025	(59)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Forward Currency Contracts (continued)

Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Depreciation
USD	54,962	BRL	296,000	BOA	BUY	5.39	11/04/2025	$(4)
USD	111,472	BRL	617,000	CBK	BUY	5.53	11/04/2025	(3,102)
USD	111,683	BRL	618,000	CBK	BUY	5.53	11/04/2025	(3,077)
USD	203,782	BRL	1,110,000	CBK	BUY	5.45	11/04/2025	(2,340)
USD	275,081	BRL	1,482,000	BOA	BUY	5.39	11/04/2025	(120)
USD	519,678	BRL	2,839,000	BOA	BUY	5.46	11/04/2025	(7,513)
USD	565,849	BRL	3,115,000	GST	BUY	5.50	11/04/2025	(12,593)
USD	574,870	BRL	3,150,000	BOA	BUY	5.48	11/04/2025	(10,072)
USD	770,799	BRL	4,160,000	GST	BUY	5.40	11/04/2025	(1,696)
USD	4,576	BRL	25,000	CBK	BUY	5.46	12/17/2025	(19)
USD	10,105	BRL	55,000	BCY	BUY	5.44	12/17/2025	(4)
USD	21,091	BRL	115,000	JPM	BUY	5.45	12/17/2025	(46)
USD	21,675	BRL	120,000	JPM	BUY	5.54	12/17/2025	(381)
BRL	2,535,000	USD	471,452	HUS	SELL	5.38	11/04/2025	(714)
BRL	1,654,000	USD	308,180	BOA	SELL	5.37	11/04/2025	(1,039)
BRL	5,355,000	USD	990,305	UBS	SELL	5.41	12/02/2025	(2,954)
BRL	660,000	USD	122,054	UBS	SELL	5.41	12/02/2025	(364)
BRL	80,000	USD	14,794	UBS	SELL	5.41	12/02/2025	(44)
BRL	10,000	USD	1,847	PAR	SELL	5.41	12/17/2025	(9)
BRL	10,000	USD	1,840	CBK	SELL	5.44	12/17/2025	(2)
USD	85,383	CAD	120,000	BCY	BUY	1.41	11/04/2025	(265)
USD	85,518	CAD	120,000	BCY	BUY	1.40	11/04/2025	(131)
USD	85,522	CAD	120,000	JPM	BUY	1.40	11/04/2025	(127)
USD	106,795	CAD	150,000	BCY	BUY	1.40	11/04/2025	(265)
USD	121,167	CAD	170,000	BCY	BUY	1.40	11/04/2025	(168)
USD	131,983	CAD	185,000	BCY	BUY	1.40	11/04/2025	(58)
USD	163,567	CAD	230,000	JPM	BUY	1.41	11/04/2025	(592)
USD	163,684	CAD	230,000	PAR	BUY	1.41	11/04/2025	(476)
USD	331,465	CAD	465,000	JPM	BUY	1.40	11/04/2025	(422)
USD	484,619	CAD	680,000	CBK	BUY	1.40	11/04/2025	(721)
USD	7,136	CAD	10,000	BMO	BUY	1.40	11/28/2025	(10)
USD	13,630	CAD	19,100	BMO	BUY	1.40	11/28/2025	(19)
USD	51,379	CAD	72,000	BMO	BUY	1.40	11/28/2025	(73)
USD	72,073	CAD	101,000	BMO	BUY	1.40	11/28/2025	(103)
USD	84,917	CAD	119,000	BMO	BUY	1.40	11/28/2025	(121)
CAD	4,851,000	USD	3,493,346	PAR	SELL	1.39	11/04/2025	(31,013)
CAD	1,541,000	USD	1,105,270	RBC	SELL	1.39	11/04/2025	(5,403)
CAD	432,000	USD	309,915	RBC	SELL	1.39	11/04/2025	(1,581)
CAD	330,000	USD	236,643	PAR	SELL	1.39	11/04/2025	(1,110)
CAD	325,000	USD	233,646	GST	SELL	1.39	11/04/2025	(1,682)
CAD	230,000	USD	165,384	JPM	SELL	1.39	11/04/2025	(1,225)
CAD	190,000	USD	136,603	BCY	SELL	1.39	11/04/2025	(993)
CAD	180,000	USD	129,546	BCY	SELL	1.39	11/04/2025	(1,073)
CAD	168,000	USD	120,982	PAR	SELL	1.39	11/04/2025	(1,074)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Forward Currency Contracts (continued)

Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Depreciation
CAD	162,000	USD	116,487	BCY	SELL	1.39	11/04/2025	$(862)
CAD	150,000	USD	107,975	BCY	SELL	1.39	11/04/2025	(915)
CAD	140,000	USD	100,778	BCY	SELL	1.39	11/04/2025	(854)
CAD	140,000	USD	100,764	BCY	SELL	1.39	11/04/2025	(841)
CAD	135,000	USD	96,606	JPM	SELL	1.40	11/04/2025	(252)
CAD	130,000	USD	93,806	JPM	SELL	1.39	11/04/2025	(1,021)
CAD	130,000	USD	93,581	JPM	SELL	1.39	11/04/2025	(795)
CAD	120,000	USD	86,827	JPM	SELL	1.38	11/04/2025	(1,179)
CAD	120,000	USD	86,340	UBS	SELL	1.39	11/04/2025	(691)
CAD	120,000	USD	86,170	BCY	SELL	1.39	11/04/2025	(522)
CAD	110,000	USD	79,160	PAR	SELL	1.39	11/04/2025	(649)
CAD	110,000	USD	79,156	BCY	SELL	1.39	11/04/2025	(646)
CAD	110,000	USD	79,141	JPM	SELL	1.39	11/04/2025	(630)
CAD	110,000	USD	79,003	BCY	SELL	1.39	11/04/2025	(492)
CAD	110,000	USD	78,523	BCY	SELL	1.40	11/04/2025	(12)
CAD	82,000	USD	58,807	MSI	SELL	1.39	11/04/2025	(281)
CAD	8,000	USD	5,765	BCY	SELL	1.39	11/04/2025	(55)
CAD	889,000	USD	635,894	JPM	SELL	1.40	11/28/2025	(604)
CAD	515,000	USD	368,530	HUS	SELL	1.40	11/28/2025	(505)
CAD	375,000	USD	270,050	PAR	SELL	1.39	12/01/2025	(2,030)
CAD	35,000	USD	25,385	MSI	SELL	1.38	12/17/2025	(349)
USD	2,122	CLP	2,000,000	UBS	BUY	942.70	11/04/2025	(1)
USD	17,777	CLP	17,150,000	MSI	BUY	964.75	11/04/2025	(426)
USD	26,630	CLP	25,725,000	HUS	BUY	966.00	11/04/2025	(674)
USD	38,511	CLP	37,080,000	HUS	BUY	962.85	11/04/2025	(845)
USD	38,525	CLP	37,080,000	HUS	BUY	962.50	11/04/2025	(831)
USD	38,535	CLP	37,080,000	MSI	BUY	962.25	11/04/2025	(821)
USD	38,535	CLP	37,080,000	HUS	BUY	962.25	11/04/2025	(821)
USD	38,541	CLP	37,080,000	HUS	BUY	962.10	11/04/2025	(815)
USD	39,445	CLP	37,970,000	CBK	BUY	962.60	11/04/2025	(856)
USD	44,373	CLP	42,875,000	GST	BUY	966.25	11/04/2025	(1,134)
USD	54,896	CLP	52,741,000	BOA	BUY	960.75	11/04/2025	(1,083)
USD	61,419	CLP	59,269,000	SCB	BUY	965.00	11/04/2025	(1,489)
USD	61,498	CLP	59,269,000	CBK	BUY	963.75	11/04/2025	(1,409)
USD	61,533	CLP	59,269,000	SCB	BUY	963.20	11/04/2025	(1,374)
USD	84,433	CLP	81,140,000	CBK	BUY	961.00	11/04/2025	(1,688)
USD	87,823	CLP	84,670,000	GST	BUY	964.10	11/04/2025	(2,045)
USD	88,846	CLP	85,750,000	HUS	BUY	965.15	11/04/2025	(2,167)
USD	96,352	CLP	92,700,000	GST	BUY	962.10	11/04/2025	(2,039)
USD	96,402	CLP	92,700,000	UBS	BUY	961.60	11/04/2025	(1,989)
USD	114,814	CLP	110,600,000	GST	BUY	963.30	11/04/2025	(2,576)
USD	117,380	CLP	110,654,000	UBS	BUY	942.70	11/04/2025	(67)
USD	139,242	CLP	133,881,000	HUS	BUY	961.50	11/04/2025	(2,858)
USD	143,521	CLP	137,938,000	GST	BUY	961.10	11/04/2025	(2,884)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Forward Currency Contracts (continued)

Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Depreciation
USD	157,874	CLP	151,880,000	GST	BUY	962.03	11/04/2025	$(3,329)
USD	166,708	CLP	160,873,000	HUS	BUY	965.00	11/04/2025	(4,040)
USD	197,195	CLP	189,850,000	HUS	BUY	962.75	11/04/2025	(4,308)
USD	438,705	CLP	423,350,000	HUS	BUY	965.00	11/04/2025	(10,633)
USD	83,952	CLP	79,100,000	UBS	BUY	942.20	12/01/2025	(19)
USD	78,699	CNH	562,000	BCY	BUY	7.14	11/04/2025	(209)
USD	78,796	CNH	562,000	BCY	BUY	7.13	11/04/2025	(112)
USD	78,798	CNH	562,000	BCY	BUY	7.13	11/04/2025	(110)
USD	86,267	CNH	615,000	PAR	BUY	7.13	11/04/2025	(82)
USD	86,474	CNH	616,000	JPM	BUY	7.12	11/04/2025	(16)
USD	86,485	CNH	616,000	BCY	BUY	7.12	11/04/2025	(5)
USD	93,195	CNH	666,000	BCY	BUY	7.15	11/04/2025	(315)
USD	93,366	CNH	666,000	BCY	BUY	7.13	11/04/2025	(144)
USD	107,460	CNH	767,000	BCY	BUY	7.14	11/04/2025	(230)
USD	107,774	CNH	768,000	JPM	BUY	7.13	11/04/2025	(57)
USD	122,058	CNH	870,000	JPM	BUY	7.13	11/04/2025	(94)
USD	122,513	CNH	873,000	JPM	BUY	7.13	11/04/2025	(61)
USD	214,592	CNH	1,531,000	JPM	BUY	7.13	11/04/2025	(368)
USD	300,685	CNH	2,143,000	SGF	BUY	7.13	11/04/2025	(203)
USD	351,243	CNH	2,507,000	SCB	BUY	7.14	11/04/2025	(752)
USD	352,680	CNH	2,512,000	SCB	BUY	7.12	11/04/2025	(17)
USD	498,703	CNH	3,556,000	JPM	BUY	7.13	11/04/2025	(578)
USD	592,589	CNH	4,224,000	DBF	BUY	7.13	11/04/2025	(482)
USD	609,452	CNH	4,346,000	SGF	BUY	7.13	11/04/2025	(749)
CNH	21,188,000	USD	2,987,255	UBS	SELL	7.09	11/04/2025	(12,352)
CNH	7,379,000	USD	1,040,351	UBS	SELL	7.09	11/04/2025	(4,302)
CNH	4,932,000	USD	693,987	HUS	SELL	7.11	11/04/2025	(1,509)
CNH	2,567,000	USD	360,658	JPM	SELL	7.12	11/04/2025	(238)
CNH	1,786,000	USD	251,032	JPM	SELL	7.11	11/04/2025	(269)
CNH	1,744,000	USD	245,025	JPM	SELL	7.12	11/04/2025	(158)
CNH	1,158,000	USD	162,620	HUS	SELL	7.12	11/04/2025	(31)
CNH	1,123,000	USD	157,911	JPM	SELL	7.11	11/04/2025	(236)
CNH	801,000	USD	112,544	SSB	SELL	7.12	11/04/2025	(80)
CNH	771,000	USD	108,450	JPM	SELL	7.11	11/04/2025	(198)
CNH	762,000	USD	107,056	BCY	SELL	7.12	11/04/2025	(67)
CNH	760,000	USD	106,742	JPM	SELL	7.12	11/04/2025	(34)
CNH	748,000	USD	105,425	GST	SELL	7.10	11/04/2025	(402)
CNH	664,000	USD	93,288	JPM	SELL	7.12	11/04/2025	(59)
CNH	651,000	USD	91,410	JPM	SELL	7.12	11/04/2025	(6)
CNH	11,158,000	USD	1,575,555	GST	SELL	7.08	12/01/2025	(5,909)
CNH	5,265,000	USD	743,907	PAR	SELL	7.08	12/01/2025	(3,256)
CNH	3,889,000	USD	549,302	JPM	SELL	7.08	12/01/2025	(2,219)
CNH	1,439,000	USD	203,246	SSB	SELL	7.08	12/01/2025	(815)
CNH	1,257,000	USD	177,122	HUS	SELL	7.10	12/01/2025	(295)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Forward Currency Contracts (continued)

Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Depreciation
CNH	930,000	USD	131,477	DBF	SELL	7.07	12/01/2025	$(649)
CNH	856,000	USD	120,926	CBK	SELL	7.08	12/01/2025	(509)
CNH	816,000	USD	115,308	UBS	SELL	7.08	12/01/2025	(518)
CNH	778,000	USD	109,885	HUS	SELL	7.08	12/01/2025	(440)
CNH	774,000	USD	109,370	SCB	SELL	7.08	12/01/2025	(488)
CNH	387,000	USD	54,678	MSI	SELL	7.08	12/01/2025	(237)
CNH	387,000	USD	54,674	GST	SELL	7.08	12/01/2025	(233)
USD	4,209	COP	16,395,000	MSI	BUY	3,895.60	11/04/2025	(38)
USD	11,229	COP	44,025,000	UBS	BUY	3,920.49	11/04/2025	(174)
USD	11,257	COP	44,025,000	PAR	BUY	3,910.99	11/04/2025	(147)
USD	13,707	COP	53,133,000	PAR	BUY	3,876.42	11/04/2025	(56)
USD	15,013	COP	58,700,000	SCB	BUY	3,910.07	11/04/2025	(192)
USD	37,474	COP	146,750,000	CBK	BUY	3,916.04	11/04/2025	(538)
USD	40,163	COP	157,200,000	BOA	BUY	3,914.05	11/04/2025	(556)
USD	42,266	COP	163,950,000	BOA	BUY	3,878.98	11/04/2025	(201)
USD	46,311	COP	180,345,000	MSI	BUY	3,894.23	11/04/2025	(403)
USD	84,895	COP	336,100,000	UBS	BUY	3,958.98	11/04/2025	(2,164)
USD	85,154	COP	336,100,000	BCY	BUY	3,946.95	11/04/2025	(1,905)
USD	105,692	COP	409,875,000	CBK	BUY	3,878.07	11/04/2025	(476)
USD	114,294	COP	442,775,000	CBK	BUY	3,874.02	11/04/2025	(397)
USD	157,244	COP	607,400,000	HUS	BUY	3,862.79	11/04/2025	(89)
USD	17,060	COP	66,371,000	CBK	BUY	3,890.29	12/01/2025	(65)
COP	1,005,620,000	USD	261,268	CBK	SELL	3,848.97	11/04/2025	(785)
COP	300,380,000	USD	78,102	CBK	SELL	3,846.01	11/04/2025	(295)
CZK	9,798,000	USD	476,867	BCY	SELL	20.55	11/04/2025	(12,199)
CZK	5,699,000	USD	277,369	BCY	SELL	20.55	11/04/2025	(7,095)
CZK	4,330,000	USD	206,283	PAR	SELL	20.99	11/04/2025	(933)
CZK	1,890,000	USD	90,641	JPM	SELL	20.85	11/04/2025	(1,008)
CZK	470,000	USD	22,450	BCY	SELL	20.93	11/28/2025	(150)
CZK	9,798,000	USD	470,046	BCY	SELL	20.84	12/01/2025	(5,130)
CZK	4,279,000	USD	205,280	BCY	SELL	20.84	12/01/2025	(2,240)
DKK	496,000	USD	77,348	GST	SELL	6.41	11/28/2025	(557)
DKK	380,000	USD	59,258	GST	SELL	6.41	11/28/2025	(427)
DKK	360,000	USD	55,850	GST	SELL	6.45	11/28/2025	(115)
EUR	176,000	USD	203,672	CBK	SELL	0.86	11/03/2025	(533)
EUR	1,232,000	USD	1,457,071	DBF	SELL	0.85	11/04/2025	(35,096)
EUR	1,003,000	USD	1,179,579	JPM	SELL	0.85	11/04/2025	(21,917)
EUR	878,000	USD	1,022,492	DBF	SELL	0.86	11/04/2025	(9,105)
EUR	492,600	USD	574,352	DBF	SELL	0.86	11/04/2025	(5,793)
EUR	393,000	USD	462,600	CBK	SELL	0.85	11/04/2025	(9,000)
EUR	303,000	USD	351,556	BCY	SELL	0.86	11/04/2025	(1,833)
EUR	234,000	USD	273,510	GST	SELL	0.86	11/04/2025	(3,427)
EUR	231,000	USD	269,007	DBF	SELL	0.86	11/04/2025	(2,386)
EUR	202,000	USD	237,362	BCY	SELL	0.85	11/04/2025	(4,214)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Forward Currency Contracts (continued)

Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Depreciation
EUR	198,000	USD	230,860	DBF	SELL	0.86	11/04/2025	$(2,328)
EUR	180,000	USD	211,682	HUS	SELL	0.85	11/04/2025	(3,926)
EUR	171,000	USD	198,754	BOA	SELL	0.86	11/04/2025	(1,386)
EUR	153,000	USD	180,054	PAR	SELL	0.85	11/04/2025	(3,461)
EUR	154,000	USD	178,217	JPM	SELL	0.86	11/04/2025	(470)
EUR	151,000	USD	175,430	JPM	SELL	0.86	11/04/2025	(1,146)
EUR	146,000	USD	172,209	BCY	SELL	0.85	11/04/2025	(3,696)
EUR	142,000	USD	164,220	JPM	SELL	0.86	11/04/2025	(324)
EUR	136,000	USD	159,064	BCY	SELL	0.85	11/04/2025	(2,093)
EUR	136,000	USD	158,564	UBS	SELL	0.86	11/04/2025	(1,593)
EUR	133,000	USD	154,490	BCY	SELL	0.86	11/04/2025	(981)
EUR	131,000	USD	154,178	CBK	SELL	0.85	11/04/2025	(2,978)
EUR	122,000	USD	142,392	JPM	SELL	0.86	11/04/2025	(1,580)
EUR	121,000	USD	141,135	JPM	SELL	0.86	11/04/2025	(1,477)
EUR	121,000	USD	141,015	BCY	SELL	0.86	11/04/2025	(1,356)
EUR	121,000	USD	140,321	JPM	SELL	0.86	11/04/2025	(663)
EUR	117,000	USD	137,603	BCY	SELL	0.85	11/04/2025	(2,562)
EUR	117,000	USD	136,019	JPM	SELL	0.86	11/04/2025	(978)
EUR	115,000	USD	133,726	JPM	SELL	0.86	11/04/2025	(993)
EUR	115,000	USD	133,575	BCY	SELL	0.86	11/04/2025	(842)
EUR	115,000	USD	133,536	BCY	SELL	0.86	11/04/2025	(803)
EUR	104,000	USD	121,430	BCY	SELL	0.86	11/04/2025	(1,393)
EUR	96,000	USD	113,538	DBF	SELL	0.85	11/04/2025	(2,735)
EUR	96,000	USD	112,941	BOA	SELL	0.85	11/04/2025	(2,137)
EUR	96,000	USD	111,269	CAG	SELL	0.86	11/04/2025	(466)
EUR	92,000	USD	106,949	BCY	SELL	0.86	11/04/2025	(763)
EUR	91,000	USD	106,152	UBS	SELL	0.86	11/04/2025	(1,120)
EUR	91,000	USD	105,515	JPM	SELL	0.86	11/04/2025	(483)
EUR	88,000	USD	103,468	JPM	SELL	0.85	11/04/2025	(1,899)
EUR	86,000	USD	101,264	UBS	SELL	0.85	11/04/2025	(2,002)
EUR	85,000	USD	99,714	BCY	SELL	0.85	11/04/2025	(1,607)
EUR	85,000	USD	98,825	BCY	SELL	0.86	11/04/2025	(718)
EUR	81,000	USD	94,443	DBF	SELL	0.86	11/04/2025	(953)
EUR	80,000	USD	94,207	UBS	SELL	0.85	11/04/2025	(1,871)
EUR	80,000	USD	94,023	UBS	SELL	0.85	11/04/2025	(1,687)
EUR	74,000	USD	85,622	PAR	SELL	0.86	11/04/2025	(211)
EUR	73,000	USD	85,236	JPM	SELL	0.86	11/04/2025	(980)
EUR	73,000	USD	85,133	UBS	SELL	0.86	11/04/2025	(877)
EUR	73,000	USD	84,664	BCY	SELL	0.86	11/04/2025	(407)
EUR	73,000	USD	84,644	JPM	SELL	0.86	11/04/2025	(387)
EUR	68,000	USD	78,913	UBS	SELL	0.86	11/04/2025	(427)
EUR	67,000	USD	77,938	BCY	SELL	0.86	11/04/2025	(606)
EUR	63,000	USD	73,205	BCY	SELL	0.86	11/04/2025	(490)
EUR	62,000	USD	72,267	DBF	SELL	0.86	11/04/2025	(706)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Forward Currency Contracts (continued)

Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Depreciation
EUR	60,000	USD	69,716	MSI	SELL	0.86	11/04/2025	$(464)
EUR	59,000	USD	68,355	UBS	SELL	0.86	11/04/2025	(257)
EUR	56,000	USD	66,230	DBF	SELL	0.85	11/04/2025	(1,595)
EUR	48,000	USD	55,683	HUS	SELL	0.86	11/04/2025	(281)
EUR	45,000	USD	53,221	DBF	SELL	0.85	11/04/2025	(1,282)
EUR	42,000	USD	49,327	BOA	SELL	0.85	11/04/2025	(850)
EUR	38,000	USD	44,229	JPM	SELL	0.86	11/04/2025	(370)
EUR	37,000	USD	43,242	JPM	SELL	0.86	11/04/2025	(536)
EUR	36,000	USD	41,805	MSI	SELL	0.86	11/04/2025	(254)
EUR	35,000	USD	41,372	HUS	SELL	0.85	11/04/2025	(975)
EUR	35,000	USD	40,715	JPM	SELL	0.86	11/04/2025	(318)
EUR	34,000	USD	39,606	SCB	SELL	0.86	11/04/2025	(364)
EUR	33,000	USD	38,333	BOA	SELL	0.86	11/04/2025	(245)
EUR	33,000	USD	38,233	UBS	SELL	0.86	11/04/2025	(144)
EUR	31,000	USD	36,224	BCY	SELL	0.86	11/04/2025	(444)
EUR	24,000	USD	28,205	MSI	SELL	0.85	11/04/2025	(504)
EUR	24,000	USD	27,966	JPM	SELL	0.86	11/04/2025	(265)
EUR	24,000	USD	27,911	CBK	SELL	0.86	11/04/2025	(210)
EUR	22,000	USD	25,635	JPM	SELL	0.86	11/04/2025	(243)
EUR	21,000	USD	24,571	BOA	SELL	0.85	11/04/2025	(333)
EUR	21,000	USD	24,361	HUS	SELL	0.86	11/04/2025	(123)
EUR	19,000	USD	22,471	DBF	SELL	0.85	11/04/2025	(541)
EUR	18,000	USD	21,072	HUS	SELL	0.85	11/04/2025	(297)
EUR	15,000	USD	17,425	BOA	SELL	0.86	11/04/2025	(112)
EUR	14,000	USD	16,492	CAG	SELL	0.85	11/04/2025	(333)
EUR	13,200	USD	15,452	CBK	SELL	0.85	11/04/2025	(217)
EUR	10,000	USD	11,573	BCY	SELL	0.86	11/04/2025	(31)
EUR	9,000	USD	10,524	BOA	SELL	0.86	11/04/2025	(136)
EUR	8,000	USD	9,293	BOA	SELL	0.86	11/04/2025	(59)
EUR	7,000	USD	8,279	DBF	SELL	0.85	11/04/2025	(199)
EUR	5,000	USD	5,804	HUS	SELL	0.86	11/04/2025	(33)
EUR	4,000	USD	4,682	CBK	SELL	0.85	11/04/2025	(66)
EUR	1,482,700	USD	1,724,568	DBF	SELL	0.86	11/28/2025	(10,920)
EUR	228,000	USD	266,326	JPM	SELL	0.86	11/28/2025	(2,812)
EUR	201,000	USD	234,786	JPM	SELL	0.86	11/28/2025	(2,478)
EUR	159,000	USD	184,034	MSI	SELL	0.86	11/28/2025	(268)
EUR	87,000	USD	101,624	JPM	SELL	0.86	11/28/2025	(1,073)
EUR	73,700	USD	85,722	DBF	SELL	0.86	11/28/2025	(543)
EUR	51,000	USD	59,588	TDS	SELL	0.86	11/28/2025	(644)
EUR	51,000	USD	59,319	DBF	SELL	0.86	11/28/2025	(376)
EUR	19,000	USD	22,165	BOA	SELL	0.86	11/28/2025	(206)
EUR	8,000	USD	9,320	JPM	SELL	0.86	11/28/2025	(74)
EUR	4,000	USD	4,662	TDS	SELL	0.86	11/28/2025	(39)
EUR	604,000	USD	705,311	DBF	SELL	0.86	12/01/2025	(7,113)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Forward Currency Contracts (continued)

Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Depreciation
EUR	196,000	USD	227,351	MSI	SELL	0.86	12/01/2025	$(784)
EUR	170,000	USD	198,515	DBF	SELL	0.86	12/01/2025	(2,002)
EUR	126,000	USD	146,360	UBS	SELL	0.86	12/01/2025	(709)
EUR	115,000	USD	134,029	JPM	SELL	0.86	12/01/2025	(1,094)
EUR	114,000	USD	132,811	BCY	SELL	0.86	12/01/2025	(1,032)
EUR	102,000	USD	118,438	JPM	SELL	0.86	12/01/2025	(531)
EUR	96,000	USD	112,102	DBF	SELL	0.86	12/01/2025	(1,130)
EUR	85,000	USD	99,257	DBF	SELL	0.86	12/01/2025	(1,001)
EUR	72,000	USD	83,436	UBS	SELL	0.86	12/01/2025	(207)
EUR	48,000	USD	56,051	DBF	SELL	0.86	12/01/2025	(565)
EUR	23,000	USD	26,858	DBF	SELL	0.86	12/01/2025	(271)
EUR	14,000	USD	16,218	UBS	SELL	0.86	12/01/2025	(35)
EUR	322,000	USD	379,276	DBF	SELL	0.85	12/17/2025	(6,717)
EUR	95,000	USD	112,376	CBK	SELL	0.85	12/17/2025	(2,460)
EUR	72,000	USD	84,007	CBK	SELL	0.86	12/17/2025	(702)
EUR	47,000	USD	54,528	CBK	SELL	0.86	12/17/2025	(149)
EUR	24,000	USD	28,390	SCB	SELL	0.85	12/17/2025	(621)
EUR	5,000	USD	5,889	DBF	SELL	0.85	12/17/2025	(104)
GBP	31,000	USD	40,796	GST	SELL	0.76	11/03/2025	(66)
GBP	952,000	USD	1,280,862	GST	SELL	0.74	11/04/2025	(30,077)
GBP	899,000	USD	1,196,299	GST	SELL	0.75	11/04/2025	(15,148)
GBP	675,000	USD	901,403	GST	SELL	0.75	11/04/2025	(14,554)
GBP	413,000	USD	549,579	GST	SELL	0.75	11/04/2025	(6,959)
GBP	331,000	USD	447,093	GST	SELL	0.74	11/04/2025	(12,208)
GBP	327,000	USD	440,012	UBS	SELL	0.74	11/04/2025	(10,383)
GBP	264,000	USD	351,585	JPM	SELL	0.75	11/04/2025	(4,728)
GBP	176,000	USD	236,296	BCY	SELL	0.74	11/04/2025	(5,058)
GBP	132,000	USD	175,839	JPM	SELL	0.75	11/04/2025	(2,411)
GBP	118,000	USD	158,568	BCY	SELL	0.74	11/04/2025	(3,534)
GBP	117,000	USD	157,401	BCY	SELL	0.74	11/04/2025	(3,681)
GBP	114,000	USD	153,984	GST	SELL	0.74	11/04/2025	(4,205)
GBP	111,000	USD	147,970	PAR	SELL	0.75	11/04/2025	(2,133)
GBP	107,000	USD	142,111	BCY	SELL	0.75	11/04/2025	(1,529)
GBP	105,000	USD	140,256	JPM	SELL	0.75	11/04/2025	(2,302)
GBP	102,000	USD	135,508	BCY	SELL	0.75	11/04/2025	(1,496)
GBP	102,000	USD	135,360	BCY	SELL	0.75	11/04/2025	(1,347)
GBP	100,000	USD	133,162	JPM	SELL	0.75	11/04/2025	(1,777)
GBP	81,000	USD	107,708	UBS	SELL	0.75	11/04/2025	(1,286)
GBP	81,000	USD	107,675	UBS	SELL	0.75	11/04/2025	(1,253)
GBP	80,000	USD	107,571	BCY	SELL	0.74	11/04/2025	(2,463)
GBP	80,000	USD	107,544	BCY	SELL	0.74	11/04/2025	(2,436)
GBP	80,000	USD	107,023	JPM	SELL	0.75	11/04/2025	(1,915)
GBP	80,000	USD	106,625	JPM	SELL	0.75	11/04/2025	(1,517)
GBP	80,000	USD	106,505	JPM	SELL	0.75	11/04/2025	(1,397)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Forward Currency Contracts (continued)

Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Depreciation
GBP	79,000	USD	105,031	JPM	SELL	0.75	11/04/2025	$(1,237)
GBP	77,000	USD	102,914	SSB	SELL	0.75	11/04/2025	(1,748)
GBP	70,000	USD	93,598	JPM	SELL	0.75	11/04/2025	(1,629)
GBP	69,000	USD	92,987	BCY	SELL	0.74	11/04/2025	(2,331)
GBP	69,000	USD	91,599	GST	SELL	0.75	11/04/2025	(943)
GBP	68,000	USD	90,618	BCY	SELL	0.75	11/04/2025	(1,276)
GBP	66,000	USD	87,826	GST	SELL	0.75	11/04/2025	(1,112)
GBP	65,000	USD	87,340	CBK	SELL	0.74	11/04/2025	(1,940)
GBP	64,000	USD	86,318	BCY	SELL	0.74	11/04/2025	(2,232)
GBP	63,000	USD	84,037	JPM	SELL	0.75	11/04/2025	(1,265)
GBP	63,000	USD	84,003	JPM	SELL	0.75	11/04/2025	(1,230)
GBP	63,000	USD	83,859	BCY	SELL	0.75	11/04/2025	(1,086)
GBP	59,000	USD	79,360	BCY	SELL	0.74	11/04/2025	(1,843)
GBP	59,000	USD	78,781	BOA	SELL	0.75	11/04/2025	(1,264)
GBP	59,000	USD	78,376	JPM	SELL	0.75	11/04/2025	(859)
GBP	58,000	USD	77,405	JPM	SELL	0.75	11/04/2025	(1,202)
GBP	53,000	USD	71,452	MSI	SELL	0.74	11/04/2025	(1,818)
GBP	38,000	USD	50,723	JPM	SELL	0.75	11/04/2025	(797)
GBP	28,000	USD	37,821	GST	SELL	0.74	11/04/2025	(1,033)
GBP	28,000	USD	37,798	UBS	SELL	0.74	11/04/2025	(1,010)
GBP	27,000	USD	36,501	BCY	SELL	0.74	11/04/2025	(1,027)
GBP	27,000	USD	36,029	BCY	SELL	0.75	11/04/2025	(555)
GBP	21,000	USD	28,197	GST	SELL	0.74	11/04/2025	(607)
GBP	11,000	USD	14,777	GST	SELL	0.74	11/04/2025	(325)
GBP	10,000	USD	13,403	BOA	SELL	0.75	11/04/2025	(264)
GBP	3,000	USD	3,992	GST	SELL	0.75	11/04/2025	(51)
GBP	2,000	USD	2,661	GST	SELL	0.75	11/04/2025	(34)
GBP	1,000	USD	1,351	GST	SELL	0.74	11/04/2025	(37)
GBP	1,000	USD	1,331	GST	SELL	0.75	11/04/2025	(17)
GBP	864,000	USD	1,150,828	BCY	SELL	0.75	11/28/2025	(15,593)
GBP	310,400	USD	413,446	BCY	SELL	0.75	11/28/2025	(5,602)
GBP	84,000	USD	111,886	BCY	SELL	0.75	11/28/2025	(1,516)
GBP	67,000	USD	88,108	TDS	SELL	0.76	11/28/2025	(75)
GBP	30,000	USD	39,959	BCY	SELL	0.75	11/28/2025	(541)
GBP	8,000	USD	10,519	BCY	SELL	0.76	11/28/2025	(7)
GBP	433,000	USD	572,355	GST	SELL	0.76	12/01/2025	(3,419)
GBP	100,000	USD	133,039	BCY	SELL	0.75	12/01/2025	(1,645)
GBP	100,000	USD	132,576	JPM	SELL	0.75	12/01/2025	(1,182)
GBP	79,000	USD	105,130	JPM	SELL	0.75	12/01/2025	(1,328)
GBP	79,000	USD	104,818	BCY	SELL	0.75	12/01/2025	(1,017)
GBP	79,000	USD	104,497	BCY	SELL	0.76	12/01/2025	(696)
GBP	68,000	USD	90,553	UBS	SELL	0.75	12/01/2025	(1,205)
GBP	68,000	USD	90,490	PAR	SELL	0.75	12/01/2025	(1,143)
GBP	68,000	USD	90,322	UBS	SELL	0.75	12/01/2025	(974)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Forward Currency Contracts (continued)

Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Depreciation
GBP	63,000	USD	83,298	BCY	SELL	0.76	12/01/2025	$(520)
GBP	1,000	USD	1,331	GST	SELL	0.75	12/01/2025	(17)
GBP	101,000	USD	136,600	GST	SELL	0.74	12/17/2025	(3,893)
GBP	54,000	USD	72,449	CBK	SELL	0.75	12/17/2025	(1,497)
GBP	5,000	USD	6,796	SSB	SELL	0.74	12/17/2025	(226)
GBP	1,000	USD	1,348	MSI	SELL	0.74	12/17/2025	(34)
USD	181,885	HKD	1,415,000	HUS	BUY	7.78	11/04/2025	(175)
USD	3,217	HKD	25,000	JPM	BUY	7.77	12/17/2025	(2)
HKD	2,710,000	USD	348,766	PAR	SELL	7.77	11/04/2025	(88)
HKD	320,000	USD	41,222	HUS	SELL	7.76	12/17/2025	(23)
USD	85,167	HUF	28,800,000	BCY	BUY	338.16	11/04/2025	(544)
USD	135,624	HUF	46,000,000	BCY	BUY	339.17	11/04/2025	(1,276)
USD	135,685	HUF	46,100,000	BCY	BUY	339.76	11/04/2025	(1,512)
HUF	150,304,000	USD	451,092	BCY	SELL	333.20	11/04/2025	(3,775)
HUF	102,340,000	USD	307,143	BCY	SELL	333.20	11/04/2025	(2,570)
HUF	100,400,000	USD	300,239	UBS	SELL	334.40	11/04/2025	(1,440)
HUF	35,700,000	USD	107,634	BCY	SELL	331.68	11/04/2025	(1,387)
HUF	29,724,000	USD	90,013	GST	SELL	330.22	11/04/2025	(1,552)
HUF	26,200,000	USD	78,044	PAR	SELL	335.71	11/04/2025	(70)
HUF	26,000,000	USD	77,733	BCY	SELL	334.48	11/04/2025	(354)
HUF	18,600,000	USD	55,619	BCY	SELL	334.42	11/04/2025	(264)
HUF	14,910,000	USD	44,566	BCY	SELL	334.56	11/04/2025	(193)
HUF	13,490,000	USD	40,323	BCY	SELL	334.55	11/04/2025	(176)
USD	70,995	INR	6,310,000	MSI	BUY	88.88	11/04/2025	(86)
USD	143,053	INR	12,720,000	JPM	BUY	88.92	11/04/2025	(236)
USD	176,634	INR	15,890,000	JPM	BUY	89.96	11/04/2025	(2,365)
USD	250,202	INR	22,260,000	JPM	BUY	88.97	11/04/2025	(555)
INR	25,830,000	USD	293,081	CBK	SELL	88.13	11/04/2025	(2,109)
INR	17,090,000	USD	193,931	JPM	SELL	88.12	11/04/2025	(1,414)
INR	9,290,000	USD	105,786	JPM	SELL	87.82	11/04/2025	(1,135)
INR	6,940,000	USD	78,872	DBF	SELL	87.99	11/04/2025	(694)
INR	1,395,000	USD	15,807	PAR	SELL	88.25	11/04/2025	(93)
INR	1,395,000	USD	15,798	CBK	SELL	88.30	11/04/2025	(84)
INR	176,747,000	USD	1,999,796	PAR	SELL	88.38	12/01/2025	(11,545)
INR	176,747,000	USD	1,998,632	CBK	SELL	88.43	12/01/2025	(10,380)
INR	9,280,000	USD	104,455	PAR	SELL	88.84	12/01/2025	(62)
USD	203,732	IDR	3,401,000,000	DBF	BUY	16,694.49	11/04/2025	(778)
IDR	2,124,000,000	USD	128,029	DBF	SELL	16,589.25	11/04/2025	(308)
IDR	1,277,000,000	USD	76,827	MSI	SELL	16,622.34	11/04/2025	(38)
USD	102,694	ILS	345,000	CBK	BUY	3.36	11/04/2025	(3,323)
USD	250,380	ILS	815,000	BOA	BUY	3.26	11/04/2025	(65)
USD	706,113	ILS	2,365,000	GST	BUY	3.35	11/04/2025	(20,640)
USD	4,559	ILS	15,000	GST	BUY	3.29	11/28/2025	(50)
USD	119,724	ILS	390,000	BCY	BUY	3.26	12/01/2025	(111)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Forward Currency Contracts (continued)

Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Depreciation
USD	628,588	ILS	2,050,000	GST	BUY	3.26	12/01/2025	$(1,316)
USD	35,761	JPY	5,500,000	UBS	BUY	153.80	12/01/2025	(35)
JPY	168,900,000	USD	1,146,503	MSI	SELL	147.32	11/04/2025	(50,142)
JPY	122,100,000	USD	808,072	GST	SELL	151.10	11/04/2025	(15,498)
JPY	122,100,000	USD	807,757	MSI	SELL	151.16	11/04/2025	(15,183)
JPY	110,200,000	USD	748,964	MSI	SELL	147.14	11/04/2025	(33,635)
JPY	45,200,000	USD	297,009	CBK	SELL	152.18	11/04/2025	(3,607)
JPY	44,300,000	USD	291,738	PAR	SELL	151.85	11/04/2025	(4,178)
JPY	28,600,000	USD	190,700	GST	SELL	149.97	11/04/2025	(5,052)
JPY	27,500,000	USD	182,643	MSI	SELL	150.57	11/04/2025	(4,135)
JPY	23,604,000	USD	160,422	MSI	SELL	147.14	11/04/2025	(7,204)
JPY	22,300,000	USD	146,223	BCY	SELL	152.51	11/04/2025	(1,470)
JPY	22,100,000	USD	145,665	BOA	SELL	151.72	11/04/2025	(2,209)
JPY	20,200,000	USD	134,564	BCY	SELL	150.11	11/04/2025	(3,442)
JPY	20,000,000	USD	133,576	BCY	SELL	149.73	11/04/2025	(3,752)
JPY	18,100,000	USD	121,348	JPM	SELL	149.16	11/04/2025	(3,857)
JPY	18,000,000	USD	120,512	BCY	SELL	149.36	11/04/2025	(3,671)
JPY	18,200,000	USD	119,855	BCY	SELL	151.85	11/04/2025	(1,716)
JPY	18,100,000	USD	119,221	JPM	SELL	151.82	11/04/2025	(1,731)
JPY	16,000,000	USD	109,086	JPM	SELL	146.67	11/04/2025	(5,227)
JPY	16,200,000	USD	107,455	BCY	SELL	150.76	11/04/2025	(2,298)
JPY	16,200,000	USD	107,035	BCY	SELL	151.35	11/04/2025	(1,878)
JPY	16,200,000	USD	106,831	BCY	SELL	151.64	11/04/2025	(1,673)
JPY	14,900,000	USD	101,631	JPM	SELL	146.61	11/04/2025	(4,913)
JPY	14,900,000	USD	99,752	BCY	SELL	149.37	11/04/2025	(3,033)
JPY	14,900,000	USD	99,745	BCY	SELL	149.38	11/04/2025	(3,026)
JPY	14,000,000	USD	92,660	BCY	SELL	151.09	11/04/2025	(1,783)
JPY	14,100,000	USD	92,518	JPM	SELL	152.40	11/04/2025	(992)
JPY	14,000,000	USD	92,059	BCY	SELL	152.08	11/04/2025	(1,182)
JPY	13,300,000	USD	90,539	BCY	SELL	146.90	11/04/2025	(4,206)
JPY	13,000,000	USD	88,141	BCY	SELL	147.49	11/04/2025	(3,756)
JPY	13,000,000	USD	87,914	JPM	SELL	147.87	11/04/2025	(3,529)
JPY	12,800,000	USD	86,000	BCY	SELL	148.84	11/04/2025	(2,913)
JPY	12,700,000	USD	85,689	JPM	SELL	148.21	11/04/2025	(3,251)
JPY	12,800,000	USD	85,592	UBS	SELL	149.55	11/04/2025	(2,505)
JPY	13,000,000	USD	85,340	BCY	SELL	152.33	11/04/2025	(954)
JPY	12,700,000	USD	84,667	BCY	SELL	150.00	11/04/2025	(2,229)
JPY	12,800,000	USD	83,957	BCY	SELL	152.46	11/04/2025	(870)
JPY	12,500,000	USD	82,768	BCY	SELL	151.02	11/04/2025	(1,628)
JPY	11,900,000	USD	79,832	JPM	SELL	149.06	11/04/2025	(2,586)
JPY	11,700,000	USD	78,749	JPM	SELL	148.57	11/04/2025	(2,802)
JPY	11,700,000	USD	78,384	BCY	SELL	149.27	11/04/2025	(2,437)
JPY	11,700,000	USD	78,263	JPM	SELL	149.50	11/04/2025	(2,316)
JPY	11,600,000	USD	77,839	BCY	SELL	149.03	11/04/2025	(2,541)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Forward Currency Contracts (continued)

Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Depreciation
JPY	11,600,000	USD	77,778	BCY	SELL	149.14	11/04/2025	$(2,480)
JPY	11,600,000	USD	77,422	BCY	SELL	149.83	11/04/2025	(2,124)
JPY	11,700,000	USD	77,231	BCY	SELL	151.49	11/04/2025	(1,284)
JPY	11,800,000	USD	77,089	BCY	SELL	153.07	11/04/2025	(493)
JPY	11,700,000	USD	76,985	BCY	SELL	151.98	11/04/2025	(1,038)
JPY	11,500,000	USD	76,707	BCY	SELL	149.92	11/04/2025	(2,059)
JPY	2,400,000	USD	15,805	PAR	SELL	151.85	11/04/2025	(226)
JPY	2,000,000	USD	13,265	BOA	SELL	150.77	11/04/2025	(282)
JPY	1,600,000	USD	10,537	PAR	SELL	151.85	11/04/2025	(151)
JPY	6,700,000	USD	43,943	MSI	SELL	152.47	11/28/2025	(351)
JPY	2,200,000	USD	14,439	JPM	SELL	152.37	11/28/2025	(125)
JPY	30,823,000	USD	203,532	PAR	SELL	151.44	12/01/2025	(2,925)
JPY	20,300,000	USD	132,700	JPM	SELL	152.98	12/01/2025	(580)
JPY	16,000,000	USD	104,914	BCY	SELL	152.51	12/01/2025	(781)
JPY	13,800,000	USD	90,693	JPM	SELL	152.16	12/01/2025	(878)
JPY	11,700,000	USD	76,713	JPM	SELL	152.52	12/01/2025	(565)
JPY	11,700,000	USD	76,683	BCY	SELL	152.58	12/01/2025	(535)
JPY	11,700,000	USD	76,467	JPM	SELL	153.01	12/01/2025	(320)
JPY	11,700,000	USD	76,457	JPM	SELL	153.03	12/01/2025	(309)
JPY	4,200,000	USD	27,649	HUS	SELL	151.90	12/01/2025	(314)
JPY	17,200,000	USD	117,765	SSB	SELL	146.05	12/17/2025	(5,635)
JPY	15,700,000	USD	105,421	MSI	SELL	148.93	12/17/2025	(3,070)
JPY	13,700,000	USD	91,476	CBK	SELL	149.77	12/17/2025	(2,163)
JPY	2,500,000	USD	16,949	CBK	SELL	147.50	12/17/2025	(651)
USD	22,617	MXN	420,000	BCY	BUY	18.57	11/04/2025	(22)
USD	43,662	MXN	812,000	JPM	BUY	18.60	11/04/2025	(109)
USD	43,690	MXN	811,000	JPM	BUY	18.56	11/04/2025	(26)
USD	58,248	MXN	1,082,000	JPM	BUY	18.58	11/04/2025	(76)
USD	84,557	MXN	1,570,000	JPM	BUY	18.57	11/04/2025	(72)
USD	141,519	MXN	2,630,000	BCY	BUY	18.58	11/04/2025	(248)
USD	145,453	MXN	2,705,000	SSB	BUY	18.60	11/04/2025	(358)
USD	39,315	MXN	732,000	GST	BUY	18.62	12/01/2025	(31)
USD	56,130	MXN	1,046,000	HUS	BUY	18.64	12/01/2025	(95)
USD	56,131	MXN	1,046,000	JPM	BUY	18.63	12/01/2025	(93)
USD	56,201	MXN	1,046,000	JPM	BUY	18.61	12/01/2025	(24)
USD	73,043	MXN	1,360,000	JPM	BUY	18.62	12/01/2025	(59)
USD	280,727	MXN	5,230,000	CBK	BUY	18.63	12/01/2025	(394)
MXN	22,014,000	USD	1,195,744	HUS	SELL	18.41	11/04/2025	(9,101)
MXN	14,676,000	USD	797,375	DBF	SELL	18.41	11/04/2025	(6,280)
MXN	7,986,000	USD	433,779	HUS	SELL	18.41	11/04/2025	(3,302)
MXN	5,324,000	USD	289,263	DBF	SELL	18.41	11/04/2025	(2,278)
MXN	2,830,000	USD	153,802	PAR	SELL	18.40	11/04/2025	(1,254)
MXN	2,760,000	USD	150,308	JPM	SELL	18.36	11/04/2025	(1,533)
MXN	2,660,000	USD	144,694	CBK	SELL	18.38	11/04/2025	(1,310)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Forward Currency Contracts (continued)

Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Depreciation
MXN	2,510,000	USD	136,693	BCY	SELL	18.36	11/04/2025	$(1,394)
MXN	2,510,000	USD	136,295	BOA	SELL	18.42	11/04/2025	(996)
MXN	2,510,000	USD	135,642	JPM	SELL	18.50	11/04/2025	(343)
MXN	2,490,000	USD	135,078	BCY	SELL	18.43	11/04/2025	(857)
MXN	2,460,000	USD	133,514	BCY	SELL	18.43	11/04/2025	(910)
MXN	1,980,000	USD	107,313	JPM	SELL	18.45	11/04/2025	(583)
MXN	1,990,000	USD	107,281	JPM	SELL	18.55	11/04/2025	(12)
MXN	1,850,000	USD	100,482	BCY	SELL	18.41	11/04/2025	(760)
MXN	1,710,000	USD	92,501	PAR	SELL	18.49	11/04/2025	(326)
MXN	1,590,000	USD	85,810	BCY	SELL	18.53	11/04/2025	(103)
MXN	1,560,000	USD	84,750	JPM	SELL	18.41	11/04/2025	(660)
MXN	1,500,000	USD	81,413	GST	SELL	18.42	11/04/2025	(557)
MXN	1,420,000	USD	77,323	BOA	SELL	18.36	11/04/2025	(779)
MXN	950,000	USD	51,457	RBC	SELL	18.46	11/04/2025	(248)
MXN	650,000	USD	35,119	HUS	SELL	18.51	11/04/2025	(81)
MXN	18,630,000	USD	1,006,130	RBC	SELL	18.52	12/01/2025	(4,738)
MXN	14,200,000	USD	766,884	RBC	SELL	18.52	12/01/2025	(3,612)
TWD	9,373,000	USD	306,909	JPM	SELL	30.54	11/04/2025	(2,007)
TWD	3,335,000	USD	108,798	MSI	SELL	30.65	11/04/2025	(311)
TWD	2,110,000	USD	69,431	MSI	SELL	30.39	11/04/2025	(793)
TWD	1,970,000	USD	64,580	MSI	SELL	30.50	11/04/2025	(496)
TWD	1,690,000	USD	55,616	MSI	SELL	30.39	11/04/2025	(640)
TWD	193,000	USD	6,310	DBF	SELL	30.59	12/01/2025	(35)
TWD	9,202,000	USD	307,040	HUS	SELL	29.97	07/07/2026	(3,137)
TWD	171,000	USD	5,706	HUS	SELL	29.97	07/07/2026	(58)
USD	82,902	NZD	145,000	BCY	BUY	1.75	11/04/2025	(133)
USD	257,389	NZD	450,000	BOA	BUY	1.75	11/04/2025	(304)
NZD	5,777,000	USD	3,388,118	UBS	SELL	1.71	11/04/2025	(79,919)
NZD	605,000	USD	353,555	MSI	SELL	1.71	11/04/2025	(7,102)
NZD	347,000	USD	200,948	BCY	SELL	1.73	11/04/2025	(2,238)
NZD	275,000	USD	159,968	JPM	SELL	1.72	11/04/2025	(2,489)
NZD	270,000	USD	155,284	BCY	SELL	1.74	11/04/2025	(668)
NZD	220,000	USD	126,191	BOA	SELL	1.74	11/04/2025	(208)
NZD	200,000	USD	115,455	BCY	SELL	1.73	11/04/2025	(925)
NZD	170,000	USD	99,751	BCY	SELL	1.70	11/04/2025	(2,400)
NZD	160,000	USD	92,253	BCY	SELL	1.73	11/04/2025	(629)
NZD	140,000	USD	80,556	UBS	SELL	1.74	11/04/2025	(385)
NZD	135,000	USD	78,623	JPM	SELL	1.72	11/04/2025	(1,315)
NZD	135,000	USD	77,409	BCY	SELL	1.74	11/04/2025	(101)
NZD	118,000	USD	68,334	BCY	SELL	1.73	11/04/2025	(761)
NZD	58,000	USD	34,016	UBS	SELL	1.71	11/04/2025	(802)
NZD	6,097,000	USD	3,534,772	BCY	SELL	1.72	12/01/2025	(39,396)
NZD	300,000	USD	173,961	BCY	SELL	1.72	12/01/2025	(1,972)
USD	169,113	NOK	1,724,000	GST	BUY	10.19	11/04/2025	(1,294)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Forward Currency Contracts (continued)

Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Depreciation
USD	300,438	NOK	3,066,000	GST	BUY	10.21	11/04/2025	$(2,618)
NOK	22,679,000	USD	2,263,825	GST	SELL	10.02	11/04/2025	(22,142)
NOK	9,300,000	USD	942,010	UBS	SELL	9.87	11/04/2025	(22,760)
NOK	3,223,000	USD	321,721	GST	SELL	10.02	11/04/2025	(3,147)
NOK	1,330,000	USD	133,228	BCY	SELL	9.98	11/04/2025	(1,766)
NOK	1,240,000	USD	123,256	GST	SELL	10.06	11/04/2025	(690)
NOK	1,210,000	USD	121,190	DBF	SELL	9.98	11/04/2025	(1,589)
NOK	940,000	USD	94,069	BCY	SELL	9.99	11/04/2025	(1,155)
NOK	930,000	USD	92,169	BCY	SELL	10.09	11/04/2025	(244)
NOK	537,000	USD	53,612	JPM	SELL	10.02	11/04/2025	(532)
NOK	10,000	USD	998	GST	SELL	10.02	11/04/2025	(10)
NOK	1,140,000	USD	114,064	JPM	SELL	9.99	11/28/2025	(1,382)
NOK	430,000	USD	43,024	JPM	SELL	9.99	11/28/2025	(521)
NOK	356,000	USD	35,620	JPM	SELL	9.99	11/28/2025	(432)
NOK	8,321,000	USD	834,929	GST	SELL	9.97	12/01/2025	(12,453)
NOK	5,084,000	USD	510,436	GST	SELL	9.96	12/01/2025	(7,916)
NOK	3,236,000	USD	323,977	JPM	SELL	9.99	12/01/2025	(4,119)
NOK	1,849,000	USD	185,181	PAR	SELL	9.98	12/01/2025	(2,420)
NOK	890,000	USD	88,873	BCY	SELL	10.01	12/01/2025	(903)
NOK	840,000	USD	83,453	GST	SELL	10.07	12/01/2025	(425)
NOK	1,000,000	USD	101,581	SSB	SELL	9.84	12/17/2025	(2,742)
NOK	550,000	USD	55,078	DBF	SELL	9.99	12/17/2025	(717)
USD	233,387	PEN	792,000	CBK	BUY	3.39	11/04/2025	(1,516)
USD	588,345	PHP	34,830,000	JPM	BUY	59.20	11/04/2025	(3,682)
PHP	34,830,000	USD	608,592	GST	SELL	57.23	11/04/2025	(16,565)
PLN	2,250,000	USD	618,778	BCY	SELL	3.64	11/04/2025	(9,022)
PLN	1,237,000	USD	339,438	CBK	SELL	3.64	11/04/2025	(4,207)
PLN	1,159,000	USD	318,888	BCY	SELL	3.63	11/04/2025	(4,796)
PLN	1,010,000	USD	280,015	GST	SELL	3.61	11/04/2025	(6,302)
PLN	585,000	USD	160,658	DBF	SELL	3.64	11/04/2025	(2,122)
PLN	585,000	USD	160,505	BCY	SELL	3.64	11/04/2025	(1,968)
PLN	522,000	USD	143,624	BCY	SELL	3.63	11/04/2025	(2,160)
PLN	480,000	USD	132,002	BCY	SELL	3.64	11/04/2025	(1,920)
PLN	439,000	USD	120,616	PAR	SELL	3.64	11/04/2025	(1,646)
PLN	435,000	USD	119,126	BCY	SELL	3.65	11/04/2025	(1,240)
PLN	413,000	USD	113,547	PAR	SELL	3.64	11/04/2025	(1,622)
PLN	413,000	USD	113,538	PAR	SELL	3.64	11/04/2025	(1,614)
PLN	310,000	USD	85,349	BCY	SELL	3.63	11/04/2025	(1,339)
PLN	255,000	USD	69,906	BCY	SELL	3.65	11/04/2025	(801)
PLN	199,000	USD	54,604	BCY	SELL	3.64	11/28/2025	(684)
PLN	224,000	USD	61,519	BCY	SELL	3.64	12/01/2025	(827)
PLN	181,000	USD	49,334	BCY	SELL	3.67	12/01/2025	(293)
SGD	2,760,000	USD	2,133,086	UBS	SELL	1.29	11/04/2025	(12,375)
SGD	1,501,000	USD	1,160,059	UBS	SELL	1.29	11/04/2025	(6,730)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Forward Currency Contracts (continued)

Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Depreciation
SGD	440,000	USD	341,132	HUS	SELL	1.29	11/04/2025	$(3,048)
SGD	340,000	USD	262,578	HUS	SELL	1.29	11/04/2025	(1,331)
SGD	325,000	USD	252,299	JPM	SELL	1.29	11/04/2025	(2,577)
SGD	325,000	USD	251,956	BCY	SELL	1.29	11/04/2025	(2,234)
SGD	305,000	USD	235,269	BCY	SELL	1.30	11/04/2025	(915)
SGD	235,000	USD	181,314	BCY	SELL	1.30	11/04/2025	(746)
SGD	235,000	USD	181,240	JPM	SELL	1.30	11/04/2025	(672)
SGD	225,000	USD	174,062	BCY	SELL	1.29	11/04/2025	(1,178)
SGD	205,000	USD	159,592	BCY	SELL	1.28	11/04/2025	(2,076)
SGD	205,000	USD	158,515	JPM	SELL	1.29	11/04/2025	(998)
SGD	200,000	USD	156,327	JPM	SELL	1.28	11/04/2025	(2,653)
SGD	195,000	USD	151,802	BCY	SELL	1.28	11/04/2025	(1,969)
SGD	195,000	USD	150,817	UBS	SELL	1.29	11/04/2025	(984)
SGD	185,000	USD	143,444	JPM	SELL	1.29	11/04/2025	(1,295)
SGD	185,000	USD	142,569	BCY	SELL	1.30	11/04/2025	(420)
SGD	175,000	USD	136,122	JPM	SELL	1.29	11/04/2025	(1,656)
SGD	175,000	USD	136,040	JPM	SELL	1.29	11/04/2025	(1,574)
SGD	175,000	USD	135,297	BCY	SELL	1.29	11/04/2025	(832)
SGD	175,000	USD	135,244	JPM	SELL	1.29	11/04/2025	(778)
SGD	175,000	USD	134,788	JPM	SELL	1.30	11/04/2025	(323)
SGD	140,000	USD	108,639	JPM	SELL	1.29	11/04/2025	(1,067)
SGD	140,000	USD	108,607	JPM	SELL	1.29	11/04/2025	(1,035)
SGD	140,000	USD	107,992	JPM	SELL	1.30	11/04/2025	(420)
SGD	100,000	USD	77,757	PAR	SELL	1.29	11/04/2025	(920)
SGD	100,000	USD	77,715	UBS	SELL	1.29	11/04/2025	(877)
SGD	100,000	USD	77,694	BCY	SELL	1.29	11/04/2025	(856)
SGD	70,000	USD	53,857	UBS	SELL	1.30	11/04/2025	(70)
SGD	270,000	USD	208,137	UBS	SELL	1.30	12/01/2025	(241)
SGD	235,000	USD	181,113	JPM	SELL	1.30	12/01/2025	(167)
SGD	225,000	USD	173,450	BCY	SELL	1.30	12/01/2025	(204)
SGD	180,000	USD	138,849	BCY	SELL	1.30	12/01/2025	(252)
SGD	175,000	USD	135,025	UBS	SELL	1.30	12/01/2025	(278)
SGD	135,000	USD	103,996	BCY	SELL	1.30	12/01/2025	(48)
SGD	105,000	USD	80,943	JPM	SELL	1.30	12/01/2025	(94)
USD	68,508	ZAR	1,190,000	MSI	BUY	17.37	11/04/2025	(149)
USD	233,047	ZAR	4,065,000	BOA	BUY	17.44	11/04/2025	(1,483)
USD	2,353,175	ZAR	40,875,000	MSI	BUY	17.37	11/04/2025	(5,112)
USD	1,439	ZAR	25,000	SSB	BUY	17.38	11/28/2025	(1)
USD	17,840	ZAR	310,000	SSB	BUY	17.38	11/28/2025	(16)
USD	39,159	ZAR	680,000	GST	BUY	17.36	11/28/2025	(9)
ZAR	52,610,000	USD	3,047,647	MSI	SELL	17.26	11/04/2025	(12,308)
ZAR	2,340,000	USD	135,423	BCY	SELL	17.28	11/04/2025	(416)
ZAR	1,962,000	USD	113,725	PAR	SELL	17.25	11/04/2025	(527)
ZAR	1,850,000	USD	107,154	BCY	SELL	17.26	11/04/2025	(418)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Forward Currency Contracts (continued)

Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Depreciation
ZAR	368,000	USD	21,382	PAR	SELL	17.21	11/04/2025	$(150)
ZAR	2,110,000	USD	122,349	MSI	SELL	17.25	12/01/2025	(838)
ZAR	1,980,000	USD	114,485	MSI	SELL	17.29	12/01/2025	(461)
USD	1,277,367	KRW	1,837,045,000	PAR	BUY	1,438.15	11/04/2025	(12,014)
USD	842	KRW	1,210,000	PAR	BUY	1,436.49	12/01/2025	(6)
KRW	1,624,105,000	USD	1,167,103	JPM	SELL	1,391.58	11/04/2025	(27,180)
KRW	1,210,000	USD	849	BOA	SELL	1,425.37	12/01/2025	(1)
USD	61,286	SEK	585,000	DBF	BUY	9.55	11/04/2025	(341)
USD	78,952	SEK	750,000	BCY	BUY	9.50	11/04/2025	(58)
USD	86,141	SEK	820,000	BCY	BUY	9.52	11/04/2025	(243)
USD	101,081	SEK	960,000	BCY	BUY	9.50	11/04/2025	(51)
USD	135,575	SEK	1,290,000	JPM	BUY	9.52	11/04/2025	(322)
USD	136,621	SEK	1,300,000	BCY	BUY	9.52	11/04/2025	(330)
USD	244,808	SEK	2,340,000	JPM	BUY	9.56	11/04/2025	(1,702)
USD	9,492	SEK	90,000	CBK	BUY	9.48	12/17/2025	(14)
SEK	26,785,000	USD	2,855,544	GST	SELL	9.38	11/04/2025	(33,842)
SEK	9,595,000	USD	1,022,921	GST	SELL	9.38	11/04/2025	(12,123)
SEK	4,870,000	USD	516,314	GST	SELL	9.43	11/04/2025	(3,277)
SEK	3,163,000	USD	337,372	GST	SELL	9.38	11/04/2025	(4,161)
SEK	2,700,000	USD	288,719	TDS	SELL	9.35	11/04/2025	(4,284)
SEK	1,810,000	USD	193,537	GST	SELL	9.35	11/04/2025	(2,860)
SEK	1,680,000	USD	178,508	JPM	SELL	9.41	11/04/2025	(1,526)
SEK	1,550,000	USD	165,070	BCY	SELL	9.39	11/04/2025	(1,784)
SEK	1,393,000	USD	148,522	DBF	SELL	9.38	11/04/2025	(1,775)
SEK	1,250,000	USD	132,986	JPM	SELL	9.40	11/04/2025	(1,303)
SEK	1,160,000	USD	123,474	CBK	SELL	9.39	11/04/2025	(1,273)
SEK	1,140,000	USD	121,556	JPM	SELL	9.38	11/04/2025	(1,461)
SEK	1,010,000	USD	107,309	JPM	SELL	9.41	11/04/2025	(909)
SEK	880,000	USD	92,869	BCY	SELL	9.48	11/04/2025	(164)
SEK	870,000	USD	92,207	BCY	SELL	9.44	11/04/2025	(556)
SEK	820,000	USD	87,498	UBS	SELL	9.37	11/04/2025	(1,114)
SEK	810,000	USD	86,348	UBS	SELL	9.38	11/04/2025	(1,018)
SEK	810,000	USD	85,412	JPM	SELL	9.48	11/04/2025	(81)
SEK	810,000	USD	85,379	UBS	SELL	9.49	11/04/2025	(48)
SEK	790,000	USD	84,122	BCY	SELL	9.39	11/04/2025	(898)
SEK	740,000	USD	78,557	BCY	SELL	9.42	11/04/2025	(601)
SEK	464,000	USD	49,467	GST	SELL	9.38	11/04/2025	(586)
SEK	430,000	USD	45,842	GST	SELL	9.38	11/04/2025	(543)
SEK	260,000	USD	27,687	JPM	SELL	9.39	11/04/2025	(297)
SEK	116,000	USD	12,303	BCY	SELL	9.43	11/04/2025	(83)
SEK	100,000	USD	10,763	DBF	SELL	9.29	11/04/2025	(229)
SEK	100,000	USD	10,661	GST	SELL	9.38	11/04/2025	(126)
SEK	2,300,000	USD	245,911	DBF	SELL	9.35	11/28/2025	(3,266)
SEK	640,000	USD	68,427	DBF	SELL	9.35	11/28/2025	(909)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Forward Currency Contracts (continued)

Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Depreciation
SEK	167,000	USD	17,855	DBF	SELL	9.35	11/28/2025	$(237)
SEK	1,270,000	USD	134,846	HUS	SELL	9.42	12/01/2025	(840)
SEK	1,250,000	USD	132,612	BCY	SELL	9.43	12/01/2025	(716)
SEK	990,000	USD	105,655	BCY	SELL	9.37	12/01/2025	(1,194)
SEK	920,000	USD	98,389	BCY	SELL	9.35	12/01/2025	(1,314)
SEK	870,000	USD	92,945	JPM	SELL	9.36	12/01/2025	(1,146)
SEK	856,000	USD	91,326	BCY	SELL	9.37	12/01/2025	(1,003)
SEK	384,000	USD	41,057	BCY	SELL	9.35	12/01/2025	(539)
SEK	970,000	USD	104,157	PAR	SELL	9.31	12/17/2025	(1,706)
USD	217,933	CHF	175,000	UBS	BUY	1.25	11/04/2025	(68)
USD	360,740	CHF	290,000	UBS	BUY	1.24	11/04/2025	(519)
CHF	676,000	USD	857,081	GST	SELL	1.27	11/04/2025	(14,975)
CHF	140,000	USD	176,131	BCY	SELL	1.26	11/04/2025	(1,731)
CHF	125,000	USD	157,899	UBS	SELL	1.26	11/04/2025	(2,184)
CHF	105,000	USD	131,747	BCY	SELL	1.25	11/04/2025	(947)
CHF	85,000	USD	107,332	JPM	SELL	1.26	11/04/2025	(1,446)
CHF	75,000	USD	94,343	BCY	SELL	1.26	11/04/2025	(914)
CHF	70,000	USD	88,389	BCY	SELL	1.26	11/04/2025	(1,189)
CHF	65,000	USD	81,841	BCY	SELL	1.26	11/04/2025	(870)
CHF	65,000	USD	81,772	JPM	SELL	1.26	11/04/2025	(801)
CHF	65,000	USD	81,706	BCY	SELL	1.26	11/04/2025	(734)
CHF	65,000	USD	81,635	JPM	SELL	1.26	11/04/2025	(663)
CHF	64,000	USD	80,742	PAR	SELL	1.26	11/04/2025	(1,016)
CHF	35,000	USD	44,375	GST	SELL	1.27	11/04/2025	(775)
CHF	30,000	USD	37,823	BCY	SELL	1.26	11/04/2025	(452)
CHF	15,000	USD	18,924	PAR	SELL	1.26	11/04/2025	(238)
CHF	244,000	USD	307,605	UBS	SELL	1.26	11/28/2025	(2,794)
CHF	85,000	USD	107,157	UBS	SELL	1.26	11/28/2025	(973)
CHF	150,000	USD	188,824	UBS	SELL	1.26	12/01/2025	(1,374)
CHF	70,000	USD	88,138	UBS	SELL	1.26	12/01/2025	(661)
CHF	55,000	USD	69,995	CBK	SELL	1.27	12/17/2025	(1,132)
CHF	5,000	USD	6,318	JPM	SELL	1.26	12/17/2025	(57)
USD	75,419	THB	2,450,000	BCY	BUY	32.48	11/04/2025	(350)
USD	86,144	THB	2,810,000	BCY	BUY	32.62	11/04/2025	(759)
USD	91,583	THB	2,990,000	BCY	BUY	32.65	11/04/2025	(886)
USD	179,073	THB	5,860,000	JPM	BUY	32.72	11/04/2025	(2,154)
USD	242,635	THB	7,865,000	SCB	BUY	32.41	11/04/2025	(600)
USD	728,466	THB	23,595,000	BCY	BUY	32.39	11/04/2025	(1,239)
THB	19,148,000	USD	602,034	BCY	SELL	31.81	11/04/2025	(9,859)
THB	11,372,000	USD	352,347	HUS	SELL	32.27	11/04/2025	(654)
THB	8,890,000	USD	275,445	HUS	SELL	32.28	11/04/2025	(511)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Forward Currency Contracts (continued)

Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Unrealized Depreciation
THB	18,600,000	USD	577,460	HUS	SELL	32.21	12/01/2025	$(1,009)
Total Unrealized Depreciation on Forward Currency Contracts								$(1,693,822)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Futures Contracts

Contract		Currency	Number of Contracts	Aggregate Notional Value	Expiration Date	Market Value	Unrealized Depreciation
10YR Euro-Bund Bonds	SELL	EUR	19	$2,837,497	12/2025	$(3,186)	$(3,186)
10YR Japanese Government Bonds	SELL	JPY	4	3,532,245	12/2025	(2,164)	(2,164)
10YR U.S. Treasury Notes	BUY	USD	47	5,295,578	12/2025	(1,922)	(1,922)
30YR Euro-Buxl Bonds	SELL	EUR	30	4,020,771	12/2025	(11,865)	(11,865)
3YR Australia Treasury Bonds	BUY	AUD	3	209,599	12/2025	(841)	(841)
5YR U.S. Treasury Notes	BUY	USD	55	6,006,602	12/2025	(1,266)	(1,266)
Cocoa	BUY	USD	3	187,500	03/2026	(1,929)	(1,929)
Corn	SELL	USD	14	302,050	12/2025	(9,825)	(9,825)
Cotton	BUY	USD	1	34,510	07/2026	(395)	(395)
E-Mini Nasdaq 100 Index	SELL	USD	1	52,008	12/2025	(3,446)	(3,446)
E-Mini S&P 500 Index	SELL	USD	2	68,740	12/2025	(2,266)	(2,266)
Euro Stoxx 50 Index	SELL	EUR	27	1,766,653	12/2025	(17,954)	(17,954)
Euro-BTP Italian Government Bonds	SELL	EUR	72	10,091,124	12/2025	(10,064)	(10,064)
Euro-Oat	BUY	EUR	24	277	11/2025	(8,276)	(8,276)
Euro-Oat	SELL	EUR	46	6,507,634	12/2025	(34,495)	(34,495)
Euro-Schatz	BUY	EUR	100	577	11/2025	(2,326)	(2,326)
Euro-Schatz	BUY	EUR	250	30,897,934	12/2025	(12,639)	(12,639)
Euro-Schatz	SELL	EUR	17	2,101,060	12/2025	(294)	(294)
Gas Oil	BUY	USD	1	64,050	07/2026	(150)	(150)
Gas Oil	SELL	USD	1	68,250	01/2026	(4,028)	(4,028)
Gasoline RBOB	BUY	USD	1	85,348	06/2026	(762)	(762)
Gasoline RBOB	SELL	USD	1	78,170	12/2025	(3,533)	(3,533)
Lean Hogs	BUY	USD	1	39,480	07/2026	(826)	(826)
Live Cattle	BUY	USD	1	91,870	12/2025	(5,590)	(5,590)
Live Cattle	BUY	USD	2	331,900	01/2026	(41,832)	(41,832)
LME Aluminum	SELL	USD	3	215,890	11/2025	(16,924)	(16,924)
LME Aluminum	SELL	USD	2	144,110	12/2025	(3,228)	(3,228)
LME Lead	SELL	USD	1	50,020	11/2025	(381)	(381)
LME Nickel	BUY	USD	2	180,746	11/2025	(1,564)	(1,564)
LME Nickel	BUY	USD	1	90,772	12/2025	(117)	(117)
LME Tin	SELL	USD	2	361,360	11/2025	(12,836)	(12,836)
LME Zinc	SELL	USD	2	156,249	11/2025	(7,203)	(7,203)
Micro WTI Crude Oil	BUY	USD	4	24,392	11/2025	(134)	(134)
Natural Gas	BUY	EUR	2	53,450	11/2025	(1,220)	(1,220)
Natural Gas	BUY	EUR	1	26,915	12/2025	(1,395)	(1,395)
Natural Gas	SELL	USD	2	82,480	11/2025	(7,563)	(7,563)
Natural Gas	SELL	USD	9	393,210	12/2025	(22,360)	(22,360)
NY Harbor ULSD	SELL	USD	1	99,565	12/2025	(6,630)	(6,630)
Palladium	BUY	USD	1	145,510	12/2025	(7,628)	(7,628)
Soybean	SELL	USD	3	96,480	12/2025	(13,892)	(13,892)
Soybean	SELL	USD	4	129,400	01/2026	(17,760)	(17,760)
Soybean	SELL	USD	6	334,575	01/2026	(27,300)	(27,300)

The accompanying notes are an integral part of the consolidated financial statements.

Derivative Liabilities

Futures Contracts (continued)

Contract		Currency	Number of Contracts	Aggregate Notional Value	Expiration Date	Market Value	Unrealized Depreciation
Soybean Oil	BUY	USD	4	$120,384	07/2026	$(2,418)	$(2,418)
Sugar	BUY	USD	1	20,540	02/2026	(2,890)	(2,890)
Sugar	BUY	USD	4	62,630	06/2026	(8,333)	(8,333)
TOPIX Index	SELL	JPY	3	649,249	12/2025	(18,830)	(18,830)
U.S. Treasury Long Bonds	SELL	USD	2	234,625	12/2025	(3,432)	(3,432)
Ultra Long U.S. Treasury Bonds	SELL	USD	14	1,697,938	12/2025	(4,595)	(4,595)
Volatility Index	SELL	USD	6	129,300	02/2026	(2,040)	(2,040)
Wheat	SELL	EUR	10	111,380	12/2025	(1,355)	(1,355)
Wheat	SELL	USD	4	106,800	12/2025	(2,875)	(2,875)
WTI Crude Oil	BUY	USD	3	180,180	06/2026	(5,744)	(5,744)
WTI Crude Oil	SELL	USD	3	181,800	12/2025	(5,158)	(5,158)
Total Futures Contracts						$(387,679)	$(387,679)

(a)	The following table represents the individual positions within the total return swap as of October 31, 2025:

Reference Instrument	% of Index	Notional Amount	Market Value
Port Cash Component US - Index Ticker	100.6%	(1,012,691)	$(20,474)
US Momentum Long	0.2%	(2,205)	(44)
US Momentum Short	(0.8)%	8,521	$172
Total		(1,006,375)	$(20,346)

(b)	The following table represents the individual positions within the total return swap as of October 31, 2025:

Reference Instrument	% of Index	Notional Amount	Market Value
SPX 11/21/25 6840 Index	(85.9)%	(433,875)	$1,010
SPX 12/19/25 6840 Index	(60.1)%	(303,642)	707
SPX 01/16/26 6840 Index	(42.9)%	(216,650)	504
SPX 02/20/26 6840 Index	(26.3)%	(132,721)	309
SPX 03/20/26 6840 Index	(17.4)%	(88,131)	205
SPX 04/17/26 6840 Index	(10.5)%	(52,933)	123
SPX 05/15/26 6850 Index	(6.0)%	(30,190)	70
SPX 01/16/26 C6850 Index	5.4%	27,431	(64)
SPX 04/17/26 C7000 Index	5.3%	26,953	(63)
AAPL 12/19/25 270 Index	5.1%	25,987	(61)
NVDA 12/19/25 200 Index	4.9%	24,919	(58)
NVDA 11/21/25 202.5 Index	4.8%	24,304	(57)
SPX 11/21/25 C6750 Index	4.7%	23,879	(56)
SPX 04/17/26 P6300 Index	4.7%	23,788	(55)
SPX 11/21/25 C6630 Index	4.6%	23,240	(54)
SPX 04/17/26 C7050 Index	4.5%	22,578	(53)
SPX 12/19/25 C6300 Index	4.4%	22,409	(52)
SPX 12/19/25 C6325 Index	4.4%	22,382	(52)
SPX 11/21/25 C6450 Index	4.4%	22,357	(52)

The accompanying notes are an integral part of the consolidated financial statements.

Reference Instrument	% of Index	Notional Amount	Market Value
SPX 11/21/25 P6425 Index	4.3%	21,890	$(51)
NVDA 01/16/26 200 Index	4.3%	21,481	(50)
SPX 11/21/25 C6500 Index	4.2%	21,362	(50)
SPX 01/16/26 C6925 Index	4.1%	20,911	(49)
SPX 11/21/25 C6700 Index	4.1%	20,787	(48)
SPX 11/21/25 C6790 Index	4.1%	20,775	(48)
AAPL 01/16/26 270 Index	4.1%	20,569	(48)
SPX 01/16/26 C7050 Index	4.0%	20,175	(47)
SPX 07/17/26 C7500 Index	4.0%	20,032	(47)
AAPL 11/21/25 270 Index	3.7%	18,721	(44)
SPX 12/19/25 C6550 Index	3.7%	18,457	(43)
SPX 11/21/25 C6275 Index	3.6%	18,350	(43)
SPX 01/16/26 P6250 Index	3.6%	18,303	(43)
SPX 02/20/26 C6975 Index	3.6%	17,944	(42)
SPX 12/19/25 C6850 Index	3.5%	17,898	(42)
SPX 11/21/25 C6740 Index	3.5%	17,864	(42)
SPX 12/19/25 C6875 Index	3.4%	17,246	(40)
SPX 12/19/25 C6500 Index	3.4%	17,132	(40)
SPX 12/19/25 C7010 Index	3.4%	17,100	(40)
SPX 01/16/26 P6310 Index	3.4%	17,070	(40)
SPX 04/17/26 C6975 Index	3.4%	16,925	(39)
SPX 06/18/26 6850 Index	(3.3)%	(16,578)	39
SPX 01/16/26 C7100 Index	3.3%	16,494	(38)
SPX 04/17/26 P6275 Index	3.2%	16,374	(38)
SPX 01/16/26 C6825 Index	3.2%	16,369	(38)
SPX 01/16/26 C6800 Index	3.2%	16,277	(38)
SPX 01/16/26 P6380 Index	3.2%	16,038	(37)
MSFT 12/19/25 520 Index	3.2%	16,027	(37)
SPX 12/19/25 P5550 Index	3.1%	15,811	(37)
SPX 11/21/25 C6650 Index	3.1%	15,734	(37)
SPX 12/19/25 P6190 Index	3.1%	15,551	(36)
Total		(438,826)	1,018
Other	186.9%	943,905	(2,194)
Total		505,079	$(1,176)

1M	Monthly
1Y	Annually
3M	Quarterly
6M	Semi-Annually
AMX	Armenia Stock Exchange
ARM	Adjustable Rate Mortgage
AS	Danish Public Limited Liability Company
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Interest Rate
BCY	Barclays Bank PLC
BKBM	Bank Bill Benchmark Rate
BMO	Bank of Montreal
BNM	Bank Negara Malaysia
BOA	Bank of America NA

The accompanying notes are an integral part of the consolidated financial statements.

BTP	Italian Government Bond
BUBOR	Budapest Interbank Offered Rate
CAG	Credit Agricole
CBK	Citibank NA
CBOE	Chicago Board Options Exchange
CDI	Overnight Brazilian Interbank Deposit Rate Annualized
CHX	Chicago Stock Exchange
CME	Chicago Mercantile Exchange
CMS	Constant Maturity Swap
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
DBF	Deutsche Bank AG
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FBIL	Financial Benchmarks India Private Limited
FRA	Forward Rate Agreement
GST	Goldman Sachs International
HUS	HSBC Bank USA NA
HY	High Yield
IBR	Banking Reference Indicator
ICE	Intercontinental Exchange
IG	Investment Grade
ING	Ing Bank N.V.
ISE	Indonesia Stock Exchange
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank NA
KLIBOR	Kuala Lumpur Interbank Offered Rate
KSDA	Korea Securities Dealers Association
LCH	London Clearing House
LLC	Limited Liability Company
LME	London Mercantile Exchange
LP	Limited Partnership
MIBOR	Mumbai Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
NYSE	New York Stock Exchange
OIS	Overnight Index Swap
PAR	BNP Paribas
PLC	Public Limited Company
PRIBOR	Prague Interbank Offered Rate
PSE	Philippine Stock Exchange
RBC	Royal Bank of Canada
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
SA	French Public Limited Company
SAFEX	South African Futures Exchange
SCB	Standard Chartered Bank
SGF	Societe Generale
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SOR	Swap Offer Rate
SpA	Italian Public Limited Company
SSB	State Street Capital Markets
STIBOR	Stockholm Interbank Offered Rate
TDS	Toronto Dominion Securities

The accompanying notes are an integral part of the consolidated financial statements.

TIIE	Interbank Equilibrium Interest Rate
TNA ABIF	Nominal Annual Rate of the Chilean Association of Banks and Financial Institutions
TONA	Tokyo Overnight Average Rate
UBS	UBS AG
ULSD	Ultra-Low Sulfur Diesel
WIBOR	Warsaw Interbank Offered Rate
WMBA	Wholesale Markets Brokers’ Association
WTI	West Texas Intermediate

AUD	Australian Dollar	INR	Indian Rupee
BRL	Brazilian Real	JPY	Japanese Yen
CAD	Canadian Dollar	KRW	South Korean Won
CHF	Swiss Franc	MXN	Mexican Peso
CLP	Chilean Peso	MYR	Malaysian Ringgit
CNH	Chinese Yuan Offshore Renminbi	NOK	Norwegian Krone
CNY	Chinese Yuan Onshore Renminbi	NZD	New Zealand Dollar
COP	Colombian Peso	PEN	Peruvian Nuevo Sol
CZK	Czech Koruna	PHP	Philippine Peso
DKK	Danish Krone	PLN	Polish Zloty
EUR	Euro	SEK	Swedish Krona
GBP	Great Britain Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	THB	Thai Baht
HUF	Hungarian Forint	TWD	New Taiwan Dollar
IDR	Indonesian Rupiah	USD	United States Dollar
ILS	Israeli Shekel	ZAR	South African Rand

The accompanying notes are an integral part of the consolidated financial statements.

Assets:
Investments, at value (Identified cost $254,510,605)	$252,502,999
Cash	5,679,459
Foreign currency, at value (Cost $648,068)	647,429
Receivable for investments sold	21,907,314
Receivable for investments sold on a delayed delivery basis	202,763,688
Due from broker	53,445
Due from broker - forward commitments collateral	81,000
Due from broker - futures collateral	1,379,747
Due from broker - OTC derivatives collateral	3,765,000
Due from broker - swap collateral	2,180,000
Deposit with broker for securities sold short	4,965,960
Dividend and interest receivable	847,209
Deferred offering costs	119,007
Receivable for daily variation margin on centrally cleared swap contracts	93,591
Unrealized appreciation on forward currency contracts	1,603,527
Unrealized appreciation on futures contracts	37,876
Swap contracts, at value (Premiums paid $37,534)	2,781,991
Total Assets	501,409,242

Liabilities:
Securities sold short, at value (Identified proceeds $216,362,960)	215,902,138
Payable for investments purchased	22,953,598
Payable for investments purchased on a delayed delivery basis	206,017,071
Broker loan payable	395,573
Due to broker	152,965
Due to broker - OTC derivatives and swap collateral	117,000
Dividend and interest payable for securities sold short	569,821
Due to Adviser	66,529
Accrued investment management fee	42,706
Accrued administration fee	21,100
Accrued pass-through expense	708,288
Accrued trustee fee	38,524
Accrued operating expenses	266
Payable for daily variation margin on futures contracts	58,466
Unrealized depreciation on forward currency contracts	1,693,822
Unrealized depreciation on futures contracts	42,253
Written options contracts, at value (Identified proceeds $1,970,379)	1,457,793
Written swaptions contracts, at value (Identified proceeds $116,283)	66,570
Swap contracts, at value (Premiums received $71,380)	1,695,305

Total Liabilities	451,999,788

Net Assets	$49,409,454

The accompanying notes are an integral part of the consolidated financial statements.

Net assets consists of:
Paid-in capital	$50,034,045
Total distributable earnings (loss)	(624,591)
Net Assets	$49,409,454

Class of Shares	Shares Outstanding	Net Asset Value per Share	Net Asset Value
Class I Shares	5,000,000.00	$9.80	$48,993,801
Class M Shares	42,500.00	9.78	415,653

The accompanying notes are an integral part of the consolidated financial statements.

Investment Income:
Dividends (net of withholding tax of $3,187)	$32,992
Interest	2,090,550
Total Investment Income	2,123,542

Operating Expenses:
Investment management fee	417,451
Dividend and interest expense on securities sold short	578,987
Stock borrowing fees	61,477
Administration fee	206,794
Offering costs	585,355
Organization expense	1,519,999
Trustee fee expense	244,890
Distribution fees - Class M	266
Total expenses	3,615,219
Performance fee	—
Reimbursable pass-through expense	708,288
Less: Expenses reimbursed	(2,308,890)
Total net expenses	2,014,617
Net investment income (loss)	108,925

Net realized gain (loss) and change in unrealized appreciation/depreciation
Net realized gain (loss) on:
Investments	(697,171,250)
Purchased options contracts	(874,539)
Purchased swaptions contracts	(360,310)
Securities sold short	702,157,753
Foreign currency transactions	(3,197,952)
Forward currency contracts	(1,008,941)
Futures contracts	(1,023,401)
Swap contracts	257,532
Written options contracts	(383,960)
Written swaptions contracts	245,691
Net increase from payments by affiliates	79,249
Net realized gain (loss) (net of broker commissions $118,812)	(1,280,128)

Net change in unrealized appreciation/depreciation on:
Investments	(910,528)
Purchased options contracts	(669,921)
Purchased swaptions contracts	(427,157)
Securities sold short	460,822
Foreign currency translations	(11,621)
Forward currency contracts	(90,295)
Futures contracts	(130,355)
Swap contracts	1,372,413
Written options contracts	512,586
Written swaptions contracts	49,713
Net unrealized appreciation/depreciation	155,657
Total net realized gain (loss) and change in unrealized appreciation/depreciation	(1,124,471)

Net increase (decrease) in net assets resulting from operations	$(1,015,546)

The accompanying notes are an integral part of the consolidated financial statements.

Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$108,925
Net realized gain (loss)	(1,280,128)
Net change in unrealized appreciation/depreciation	155,657
Net increase (decrease) in net assets resulting from operations	(1,015,546)

Net increase (decrease) in net assets resulting from capital transactions:
Issuance of Shares	50,425,000
Proceeds from distributions reinvested	—
Redemption of Shares	—
Net increase (decrease) in net assets resulting from capital transactions	50,425,000
Total increase (decrease) in net assets	49,409,454
Net Assets:
Beginning of period	—
End of period	$49,409,454

Schedule of Capital Share Activity

Shares	Issued	Reinvested	Redemptions	Total
Class I Shares	5,000,000	—	—	5,000,000
Class M Shares	42,500	—	—	42,500
Total	5,042,500	—	—	5,042,500

Dollars	Issued	Reinvested	Redemptions	Total
Class I Shares	$50,000,000	$—	$—	$50,000,000
Class M Shares	425,000	—	—	425,000
Total	$50,425,000	$—	$—	$50,425,000

The accompanying notes are an integral part of the consolidated financial statements.

Class I	Period Ended 10/31/2025(a)
Selected per share data
Net asset value, beginning of period	$10.00
Net income (loss) from investment operations
Net investment income (loss)	0.02	(b)
Net realized gain (loss) and change in unrealized appreciation /depreciation	(0.22)
	(0.20)
Net asset value, end of period	$9.80

Total Return
Total return before performance fee	(2.01	)%(c)
Performance fee	0.00%
Total return after performance fee	(2.01)%

Ratios to average net assets
Dividend and interest expense on securities sold short and stock borrowing fees	1.54%
Operating Expenses	6.32%
Total Expenses	7.86%

Performance fees	0.00%
Reimbursable pass-through expense	1.43%
Expenses reimbursed	(4.81)%
Net Expenses	4.48%

Net Investment Income (loss)	0.63%

Portfolio turnover ratio	4,329	%(d)

Net Assets	$48,993,801

(a)	For the period January 02, 2025 (commencement of operations) through October 31, 2025. Expenses and net investment income (loss) ratios have been annualized, except for organizational expenses and offering costs. Total return, performance fee, and reimbursable pass-through expense ratios have not been annualized.
(b)	Net investment income (loss) per share has been calculated based upon an average of daily shares outstanding.
(c)	Total return would have been (2.17)% without the effect of the error reimbursement as described in Note 8.
(d)	Represents Fund level portfolio turnover ratio. The period covers January 2, 2025 through October 31, 2025.

The accompanying notes are an integral part of the consolidated financial statements.

Class M	Period Ended 10/31/2025(a)
Selected per share data
Net asset value, beginning of period	$10.00
Net income (loss) from investment operations
Net investment income (loss)	0.02	(b)
Net realized gain (loss) and change in unrealized appreciation /depreciation	(0.24)
	(0.22)
Net asset value, end of period	$9.78

Total Return
Total return before performance fee	(2.20)%
Performance fee	0.00%
Total return after performance fee	(2.20)%

Ratios to average net assets
Dividend and interest expense on securities sold short and stock borrowing fees	1.91%
Operating Expenses	2.98%
Total Expenses	4.89%

Performance fees	0.00%
Reimbursable pass-through expense	0.00%
Expenses reimbursed	(0.93)%
Net Expenses	3.96%

Net Investment Income (loss)	2.30%

Portfolio turnover ratio	4,329	%(c)

Net Assets	$415,653

(a)	For the period October 01, 2025 (commencement of operations) through October 31, 2025. Expenses and net investment income (loss) ratios have been annualized, except for offering costs. Total return, performance fee, and reimbursable pass-through expense ratios have not been annualized.
(b)	Net investment income (loss) per share has been calculated based upon an average of daily shares outstanding.
(c)	Represents Fund level portfolio turnover ratio. The period covers January 2, 2025 through October 31, 2025.

The accompanying notes are an integral part of the consolidated financial statements.

1.  Fund Organization and Investment Objective

The Wellington Global Multi-Strategy Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified, closed-end management investment company operating as an interval fund under the 1940 Act. The Fund was organized as a Delaware statutory trust on May 29, 2024 and commenced operations on January 2, 2025.

The Fund’s investment objective is to seek to generate consistent and positive returns across market cycles. The Fund seeks to achieve its investment objective by taking varying positions in three principal strategies: equity long/short, macro and fixed income, and credit (each a “Principal Strategy”). Each Principal Strategy is comprised of one or more investment sub-strategies (each, an “Underlying Strategy”) in which one or more investment professionals (“Trading Teams”) contribute to the overall performance of the Fund’s portfolio through the management of the Underlying Strategy. An Underlying Strategy may be comprised of a single or multiple accounts (each an “Allocable Account”) managed by one or more members of the Trading Team. The Fund may seek to gain exposure to commodities primarily through investments in Wellington Cayman Commodity Fund I, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). In order to comply with certain issuer diversification limits imposed by the Internal Revenue Code of 1986, as amended (the “Code”), the Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund currently offers three separate classes of shares of beneficial interest (“Shares”) designated as Class A (“Class A Shares”), Class I (“Class I Shares”) and Class M (“Class M Shares”). Each class of Shares has differing characteristics, particularly in terms of the sales load that each class may be charged. The Fund may offer additional classes of Shares in the future. Shares are being offered daily at the net asset value (“NAV”) per Share on that day, plus any applicable sales load.

Wellington Management Company LLP (the “Adviser”), an affiliate of the Fund, serves as investment adviser to the Fund. The Adviser is registered as an investment adviser with the U.S. Securities and Exchange Commission (the “SEC”) under the U.S. Investment Advisers Act of 1940, as amended. The Adviser is responsible for the Fund’s investment strategy and the day-to-day management of the Fund’s assets.

Pursuant to the Declaration of Trust (“Declaration of Trust”) and bylaws, the Fund’s business and affairs are managed under the direction of the Board of Trustees (the “Board”), which has overall responsibility for monitoring and overseeing the Fund’s management and operations, subject to the laws of the State of Delaware.

2.  Summary of Significant Accounting Policies

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with US GAAP requires the Fund’s Board to make estimates and assumptions that affect the reported amounts of assets and liabilities and the accompanying notes at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Consolidation of Subsidiary

The Fund consolidates its investment in the Subsidiary. Accordingly, the consolidated financial statements include the assets and liabilities, as well as operations and cash flows activities of the Subsidiary. All material intercompany balances and transactions have been eliminated in the consolidation.

Security Valuation

The Board is responsible for the oversight of the valuation of the Fund’s portfolio investments pursuant to the Fund’s valuation procedures (“Valuation Procedures”). The Fund’s portfolio investments for which market quotations are readily available are valued at market value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As permitted by Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee (“Valuation Designee”) to perform fair value determinations relating to all portfolio investments pursuant to the Valuation Procedures. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily

135

Security Valuation (continued)

available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources. The Fund determines NAV per Share in accordance with the methodology described in the Fund’s Valuation Procedures.

The Fund calculates the NAV of each class of its Shares on a daily basis.

Investment Transactions and Related Investment Income

Investment transactions that are submitted prior to deadlines required to meet end-of-day Fund valuation procedures are generally accounted for on trade date. Investment trades submitted after those deadlines are accounted for on the next business day. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or as soon thereafter as the information becomes available. Interest income, net of foreign taxes withheld, if any, is recorded on the accrual basis and any premium or discount is amortized or accreted using the effective yield method. Principal of inflation index protected securities is increased or decreased by the rate of change in inflation or deflation, and such increases or decreases, if any, are generally recorded as a component of interest income. In determining the net gain or loss on securities sold, cost is determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Fund are maintained in US dollars. Assets and liabilities denominated in foreign currencies are translated at the rates of exchange in effect on the date of these consolidated financial statements. Investment transactions and investment income are translated at the rates of exchange in effect at the time of the transaction. As a result, the net asset value of the Fund may be affected by changes in the value of currencies in relation to the US dollar. The effects of changes in foreign currency exchange rates, if any, on investments in securities are not segregated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gains or losses on investments on the Consolidated Statement of Operations. The Fund utilizes spot foreign currency contracts to repatriate balances denominated in a foreign currency. The realized and unrealized gains or losses on these contracts, if any, are included in “Net realized gain (loss) on foreign currency transactions” and “Net change in unrealized appreciation/depreciation on foreign currency translations,” respectively, on the Consolidated Statement of Operations.

Cash and Cash Equivalents

Cash, including cash denominated in foreign currencies, represents demand deposits held at financial institutions. The Fund may also invest its cash balances in money market investments, U.S. government securities, commercial paper, certificates of deposit, repurchase agreements and other high-quality debt instruments maturing in one year or less, among other instruments. In addition, and in response to adverse market, economic or political conditions, the Fund may invest in high-quality fixed income securities, money market instruments and money market funds or may hold significant positions in cash or cash equivalents for defensive purposes.

Organizational and Offering Costs

Organizational costs include, among other things, the cost of organizing as a Delaware statutory trust, including the cost of legal services and other fees pertaining to the Fund’s organization. These costs are expensed as incurred by the Fund and will be paid by the Adviser on behalf of the Fund.

The Fund’s initial offering costs include, among other things, legal, printing and other expenses pertaining to the offering. The offering costs paid by the Adviser on behalf of the Fund have been recorded as a Payable for offering costs in the Consolidated Statement of Assets and Liabilities and have been accounted for as a deferred charge through the commencement of operations. These initial offering costs will be amortized over 12 months on a straight-line basis. Ongoing offering costs will be expensed as incurred.

All organizational and offering costs of the Fund paid by the Adviser shall be subject to reimbursement under the terms of the Fund’s Expense Limitation Agreement discussed in Note 8. The organizational and offering costs paid by the Adviser on behalf of the Fund are recorded as “Due to Adviser” on the Consolidated Statement of Assets and Liabilities.

3.  Fair Value Measurement

Investments held by the Fund are stated at fair value. US GAAP defines fair value as the price the Fund would receive to sell an asset or transfer a liability in an orderly transaction between market participants. It also establishes a fair value hierarchy (levels 1, 2, and 3) for presenting valuations, based on the transparency of inputs into valuation techniques used to measure fair valuation.

136

3.  Fair Value Measurement  (continued)

Inputs may be observable or unobservable, and refer broadly to the assumptions that a market participant would consider significant to value an asset or liability. The determination of “observable” requires judgment. In general, the Board, in consultation with the Adviser, considers observable inputs to be data readily available, regularly updated, reliable, arm’s-length, and verifiable. Unobservable inputs may be used when observable inputs are not available. In this situation, the Fund may use one or more valuation techniques (e.g. market or income approach), using the best available information as of the reporting date, along with the Board’s own assumptions of market participant behavior.

The use of the market approach generally involves using inputs that are based on available market transactions or market observable comparables. The income approach is generally based on expected cash flows or earnings. Under both approaches, adjustments may be applied to reflect various risks (e.g. liquidity, financial health of the investment issuer, or quality of the information available for fair value measurement).

Assets and liabilities are classified into one of the following levels, based on the lowest level of input that is significant to the fair value measurement:

●	Level 1 – Unadjusted quoted prices in active markets or exchanges for identical investments.

●	Level 2 – Prices based on significant observable inputs other than an unadjusted quoted price; quoted prices in active markets or exchanges for similar investments; quoted prices for identical investments in markets or exchanges that are inactive; and prices based on market-corroborated inputs (such as interest rates, yield curves, volatilities, prepayment rates, credit risks, and default rates).

●	Level 3 – Prices based on significant unobservable inputs such as quotes from broker-dealers which cannot be reasonably verified through an alternative source; investments with significant trading restrictions or where trading has been halted; and securities fair valued by the Board in consultation with the Adviser using a model or inputs for which the Board must exercise judgment. In these situations, it is possible that a different valuation model or alternative inputs could produce materially different fair value measurements.

Investments held by the Fund for which market quotes are readily available are generally valued based on valuations furnished by third-party pricing services authorized by the Board.

Equity securities are typically valued based on their last trade or official close price on the market on which the securities primarily trade or, in the absence of a sale, at their last or most recently reported bid price or, if sold short, at the last reported ask price, and are generally categorized as level 1 in the fair value hierarchy. The Fund may use a systematic fair valuation model, provided by an independent third-party pricing service, to adjust the value of securities where such values may be materially impacted by events occurring before the Fund’s pricing, but after the close of the primary market or exchange on which the securities are traded. The value of an equity security under this model is likely to be different from the last quoted market price for the same security. These equity securities are generally categorized as level 2 in the fair value hierarchy.

Fixed income securities, which may include convertible bonds, corporate obligations, foreign government obligations, municipal obligations, and United States government and agency obligations, are primarily valued based on values provided by independent pricing services that determine fair valuations for normal, institutional-sized trading units of such securities using yield data relating to identical investments, or investments with similar characteristics, and other market inputs. Certain fixed income securities are valued on the basis of quotations from broker-dealers. Fixed income securities are generally categorized as level 2 in the fair value hierarchy.

Bank loans are valued using factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institutional-sized trading in similar groups of securities, and other market data. Futures contracts are generally valued at closing settlement prices on the primary exchange on which the contracts are traded. Forward currency contracts are valued using a straight-line interpolation based on a series of forward rates. Exchange traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid price is utilized to value the option. Options traded over-the-counter are valued by independent pricing services based on pricing models that incorporate various inputs including interest rates, credit spreads and currency exchange rates. Credit default swap contracts are valued based on inputs provided by the counterparty, independent pricing sources, or proprietary models that incorporate credit spreads, cash flows, discount rates, and other inputs. Cross currency swap contracts and interest rate swap contracts are valued based upon contractual terms and current interest rates. Total return swap contracts are valued by calculating the value of the assets and liabilities underlying the swap agreement, net of related financing. Swaptions contracts are valued as the net amount due to or from the Fund in accordance with the terms of the contract based on the closing level of the relevant market rate of interest. Regulated investment companies are valued at the daily net asset value per share. Closed-end funds are valued at the daily net asset value per share, as adjusted for any premiums or discounts, as applicable. Exchange-traded funds (“ETFs”) are valued based on their closing sales price on the market on which they primarily trade. Bank loans, closed-end funds (other than those that are exchange traded), forward currency contracts, options traded over-the-counter, swap contracts, swaptions contracts, securities fair valued by the Board in consultation with the Adviser using observable inputs, and securities priced by dealers where quotations can be reasonably verified through an alternative source are generally categorized as level 2 in the fair value hierarchy. Futures contracts, exchange traded options, regulated investment companies, exchange traded closed-end funds, and ETFs are generally categorized as level 1 in the fair value hierarchy. The prices of foreign investments not denominated in US dollars, if any, are translated into US dollars based on exchange rates provided by an independent pricing service.

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3.  Fair Value Measurement  (continued)

In the absence of readily ascertainable market quotes, the value of investments is determined in good faith (“fair valued”) by the Board in consultation with the Adviser and in accordance with the provisions of the Declaration of Trust. The values assigned to these investments are based upon available information including, but not limited to, original and subsequent transaction prices and third-party transactions, and may also be adjusted to reflect liquidity and/or transferability restrictions. These inputs may be observable or unobservable and the resulting values may not necessarily represent the amounts which may ultimately be realized upon sale. Due to the inherent uncertainty of the valuations, the estimated fair values may differ from the values of the investments had an active market existed, and the differences could be material. Such valuations are categorized as level 2 or level 3 in the fair value hierarchy depending on the significance of the unobservable inputs used.

The following table summarizes the valuations of the Fund’s investments as of October 31, 2025, based on their placement within the fair value hierarchy:

Assets	Quoted Prices (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock	$345,829	$378,243	$—	$724,072
Fixed Income	—	20,379,027	—	20,379,027
Fixed Income Sell-Buyback Agreements	—	197,203,709	—	197,203,709
Convertible Bonds	—	760,324	—	760,324
Bank Loans	—	2,154,847	—	2,154,847
Short-Term Investments	—	26,775,624	—	26,775,624
Purchased Options Contracts	2,082,256	180,320	—	2,262,576
Purchased Swaptions Contracts	—	2,242,820	—	2,242,820
Bi-Lateral Credit Default Swaps	—	35,857	—	35,857
Centrally Cleared Credit Default Swaps*	—	52,750	—	52,750
Centrally Cleared Interest Rate Swaps*	—	869,057	—	869,057
Total Return Swaps	—	2,746,134	—	2,746,134
Forward Currency Contracts	—	1,603,527	—	1,603,527
Futures Contracts*	257,324	—	—	257,324
Total	$2,685,409	$255,382,239	$—	$258,067,648
Liabilities
Securities Sold Short	$—	$215,902,138	$—	$215,902,138
Bi-Lateral Credit Default Swaps	—	66,685	—	66,685
Centrally Cleared Credit Default Swaps*	—	381,361	—	381,361

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3. Fair Value Measurement  (continued)

Liabilities	Quoted Prices (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Bi-Lateral Cross Currency Swaps	$—	$6,976	$—	$6,976
Bi-Lateral Interest Rate Swaps	—	309	—	309
Centrally Cleared Interest Rate Swaps*	—	613,920	—	613,920
Total Return Swaps	—	1,621,335	—	1,621,335
Forward Currency Contracts	—	1,693,822	—	1,693,822
Futures Contracts*	387,679	—	—	387,679
Written Options Contracts	1,330,338	127,455	—	1,457,793
Written Swaptions Contracts	—	66,570	—	66,570
Total	$1,718,017	$220,480,571	$—	$222,198,588

*	Amounts, or a portion thereof, reflect cumulative appreciation/depreciation of futures and centrally cleared swaps, as applicable, as disclosed on the Consolidated Schedule of Investments. The period end variation margin is separately disclosed on the Consolidated Statement of Assets and Liabilities.

Additional information regarding categorization of investments can be found on the Consolidated Schedule of Investments.

There were no material transfers into or out of level 3 during the period ended October 31, 2025.

4.  Securities and Other Investments

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies described in the Fund’s registration statement.

Bank Loans

A bank loan is an interest in a loan to a borrower, not provided through public markets, acquired by the Fund from a bank or other lending institution. The Fund may be contractually obligated to receive approval from an agent bank and/or borrower prior to the sale of these investments. Bank loans in which the Fund invests generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate.

Bank loans may be subject to mandatory prepayment. Due to these mandatory prepayment conditions or because there may be significant economic incentives for a borrower to prepay, prepayments of bank loans may occur. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown. Details of bank loans held at period end, if any, are included on the Consolidated Schedule of Investments under the caption “Bank Loans” and included in “Investments, at value” on the Consolidated Statement of Assets and Liabilities.

Closed-End Funds

Closed-end funds are investment companies that raise a fixed amount of money and invest that capital in financial assets such as stocks and bonds. Closed-end funds are closed to new capital and no new shares will be issued by the company; however, existing shares may be bought or sold on an exchange or secondary market. The prices of closed-end funds fluctuate with market conditions and may be traded at a discount or premium from their NAV. Details of closed-end funds held at period end, if any, are included on the Consolidated Schedule of Investments under the caption “Closed-End Funds” and included in “Investments, at value” on the Consolidated Statement of Assets and Liabilities.

Delayed Delivery Transactions

Delayed delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When a fund purchases a security on a delayed delivery basis, the fund assumes ownership rights and includes any fluctuations in the value of the security, if any, in “Net change in unrealized appreciation/depreciation on investments” on the Consolidated Statement of Operations. Open delayed delivery transactions, if any, are included as “Receivable for investments sold on a delayed-delivery basis” or “Payable for investments purchased on a delayed-delivery basis” on the Consolidated Statement of Assets and Liabilities.

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Delayed Delivery Transactions (continued)

The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a capital gain or loss. When the Fund sells a security on a delayed delivery basis, it does not participate in future gains and losses with respect to the security. Realized gains or losses on delayed delivery transactions, if any, are included in “Net realized gain (loss) on investments” on the Consolidated Statement of Operations.

Exchange Traded Funds

The Fund may invest in exchange traded funds (“ETFs”). An ETF is a type of fund bought and sold on a securities exchange, which trades like common stock, and may be passively or actively managed. The Fund may purchase or sell short an ETF to gain exposure to a portion of the U.S. market, a foreign market, particular industries, or commodities. The value of an ETF fluctuates in relation to changes in the value of the underlying portfolio of investments or commodities, as well as market supply and demand, which may result in a premium or discount between the NAV and the market price of an ETF. A premium is the amount that an ETF is trading above the reported NAV while a discount is the amount that an ETF is trading below the NAV. When held, ETFs are reflected on the Consolidated Schedule of Investments under the caption “Exchange Traded Funds” and included in “Investments, at value” on the Consolidated Statement of Assets and Liabilities.

Fixed Income Buy-Sellback and Sell-Buyback Agreements

A buy-sellback agreement is a type of forward commitment in which the Fund acquires ownership of a security and subsequently enters into a sale of the security at a future date and a set price. The purchase price may include purchased interest. Upon entering into a buy-sellback agreement, a receivable is recorded in “Receivable for investments sold on a delayed-delivery basis” on the Consolidated Statement of Assets and Liabilities in the amount due and a liability is established for the security due, as “Securities sold short, at value” on the Consolidated Statement of Assets and Liabilities for any outstanding agreements. The liability is marked to market while the buy-sellback agreement remains outstanding to reflect the current settlement obligation in “Net change in unrealized appreciation/depreciation on investments” and “Net change in unrealized appreciation/depreciation on securities sold short” on the Consolidated Statement of Operations. Subsequent to entering the agreement, the Fund may sell the security it is obligated to return under the buy-sellback agreement, thereby creating short exposure for the Fund. Upon selling the security, a gain or loss is realized based on the difference between the cost paid and the proceeds received in the sale. Realized gains or losses on fixed income buy-sellback agreements, if any, are recorded in “Net realized gain (loss) on investments” and “Net realized gain (loss) on securities sold short” on the Consolidated Statement of Operations. The proceeds received from the sale of the security are available for use by the Fund. The Fund must then purchase the security and return it to the broker-dealer at the agreed upon date or enter into an offsetting closing transaction.

A sell-buyback agreement is a type of forward commitment in which a broker-dealer acquires ownership of a security from the Fund and the Fund agrees to repurchase the obligation at a future date and a set price. The purchase price may include purchased interest. Upon entering into a sell-buyback agreement, the Fund records a realized gain or loss on the difference between the proceeds received from the sale and cost of the security sold in “Net realized gain (loss) on investments” on the Consolidated Statement of Operations. The Fund recognizes the amount to be paid in the agreement as the cost of the security and records this security in “Investments, at value” on the Consolidated Statement of Assets and Liabilities and an offsetting payable is recorded in “Payable for investments purchased on a delayed-delivery basis” on the Consolidated Statement of Assets and Liabilities in the amount due by the Fund. The security is marked to market while the sell-buyback agreement remains outstanding to reflect the current fair value and settlement obligation. At the end of the agreement, the Fund must repurchase the security or enter into an offsetting closing transaction.

Inflation-Protected Securities

An inflation-protected security is a fixed income investment whose principal amount is periodically adjusted by the rate of inflation or deflation. Due to the inflation or deflation linked adjustment feature, the interest rate on these securities is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-protected security, however, interest will be paid based on a principal amount which is adjusted for inflation and/or deflation. Increases or decreases in the principal amount of an inflation-protected security, if any, are included in “Investment Income” on the Consolidated Statement of Operations, even though investors do not receive principal until maturity.

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Inflation-Protected Securities (continued)

Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-protected securities. Inflation-protected securities may be issued by or related to sovereign governments, companies, or other entities not affiliated with governments. When held, inflation-protected securities are included in “Investments, at value” on the Consolidated Statement of Assets and Liabilities.

Securities Sold Short

A short sale is a transaction in which the Fund sells a security it does not own. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short-sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. Short sales, if any, are recorded as liabilities and included on the Consolidated Statement of Assets and Liabilities as “Securities sold short, at value.” The Fund records an unrealized gain or loss to the extent of the difference between the proceeds initially received and the current value of the outstanding short position, if any, as “Net change in unrealized appreciation/depreciation on securities sold short” on the Consolidated Statement of Operations. The Fund records a realized gain or loss when the short position is closed out, if any, as “Net realized gain (loss) on securities sold short” on the Consolidated Statement of Operations. The Fund is a party to agreements with certain counterparties that may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash, which is held in an interest bearing account, or securities as agreed to by the Fund and the counterparty. Collateral requirements are determined based on the Fund’s daily net market position with each counterparty, and may be paid or received by the Fund. At October 31, 2025, the Fund had $4,965,960 of cash pledged as collateral with its prime broker for short sale transactions, which is recorded as “Deposit with broker for securities sold short” on the Consolidated Statement of Assets and Liabilities. The Fund received non-cash collateral for securities sold short consisting of US Treasury Notes with a fair value of $1,567,725, as of October 31, 2025. Details of securities sold short at period end, if any, are included on the Consolidated Schedule of Investments under the caption “Securities Sold Short.” Non-cash collateral pledged by the Fund is identified on the Consolidated Schedule of Investments.

5.  Derivative Instruments

The Fund may transact in a variety of derivative instruments, such as options, futures, forward currency contracts, swaps, and swaptions. These derivative instruments may be utilized for a variety of reasons, including to enhance returns, to hedge certain investment risks, to provide a substitute for purchasing or selling particular securities or other assets or to protect its exposure to certain risks such as commodity, credit, equity, foreign currency, and interest rate risks, as applicable. The value of a derivative instrument depends, at least in part, on the performance of an underlying asset, index, interest rate, or instrument. The Fund transacts with a counterparty when it enters into over-the-counter derivative contracts. The Fund is also exposed to losses if a counterparty fails to perform under the contract (i.e. counterparty risk). The location in these consolidated financial statements, as well as fair value amounts of specific derivative instruments are described in more detail below.

ISDA Master Agreements

The Fund is a party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”). The Fund enters into ISDA Master Agreements to partially mitigate counterparty risk between the Fund and certain counterparties that govern transactions in over-the-counter derivatives, which includes forward currency contracts and certain options, swap contracts, and swaptions contracts, as applicable.

Certain ISDA Master Agreements may contain credit-risk contingent features that allow the counterparty to terminate executed trades and/or request additional collateral if the NAV of the Fund declines beyond certain thresholds (“NAV triggers”).  As of October 31, 2025, the Fund had not exceeded the provisions of any NAV triggers, nor during the period had any counterparties elected to require additional collateral amounts or require settlement or termination of derivative contracts.

Collateral

From time to time, the Fund receives collateral from and delivers collateral to other parties  (e.g., counterparties to over-the-counter transactions) under the terms of its agreements with such parties (e.g., ISDA Master Agreements and other trading agreements), by posting initial margin and on a daily mark-to-market basis. The Fund may also deposit or receive securities as collateral with a broker. There generally are no restrictions on the use of such collateral by such other parties and brokers except in certain circumstances where there are regulatory or contractual restrictions on the right of reuse of collateral.

141

Collateral (continued)

The Fund records cash paid to brokers for collateral on certain positions as “Due from broker” on the Consolidated Statement of Assets and Liabilities. The Fund records cash collateral received from brokers for certain positions as an asset and equivalent liability in “Due to broker” on the Consolidated Statement of Assets and Liabilities. The Fund received non-cash collateral for certain derivative positions consisting of US Treasury Notes with a fair value of $36,443, as of October 31, 2025. Non-cash collateral pledged by the Fund is identified on the Consolidated Schedule of Investments.

Forward Currency Contracts

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. The Fund may use forward currency contracts to facilitate transactions in foreign securities, to hedge the US dollar value of portfolio securities denominated in a particular currency, or as part of an investment strategy. Unrealized gains or losses on forward currency contracts, if any, are reflected as “Unrealized appreciation on forward currency contracts” and/or “Unrealized depreciation on forward currency contracts” on the Consolidated Statement of Assets and Liabilities and included in “Net change in unrealized appreciation/depreciation on forward currency contracts” on the Consolidated Statement of Operations. The Fund records realized gains or losses at the time the forward currency contract is closed by entering into a closing transaction or by delivery of the currency and those amounts, if any, are reflected in “Net realized gain (loss) on forward currency contracts” on the Consolidated Statement of Operations. During the period, forward currency contracts were used to manage foreign currency risk. Details of forward currency contracts held at period end, if any, are included on the Consolidated Schedule of Investments under the caption “Forward Currency Contracts.”

Futures Contracts

A futures contract is an agreement to buy or sell a commodity or financial instrument at a set price on a future date. Futures contracts may be used to manage the risks of fluctuations in interest rates, currency exchange rates, and other market conditions, or as part of an investment strategy.

Upon entering into a futures contract, the Fund is required to pledge to the broker collateral in the form of cash and/or securities equal to the minimum initial margin requirements of the clearinghouse. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such a receipt or payment, known as “variation margin,” is recorded by the Fund as part of unrealized gains or losses, and is reflected as “Receivable for daily variation margin on futures contracts” or “Payable for daily variation margin on futures contracts” on the Consolidated Statement of Assets and Liabilities.

Certain futures contracts do not involve the daily settlement of variation margin. Instead, the Fund agrees to settle the contracts at fair value upon expiration with no receipt or payment of variation margin during the contract term. The fair value of such contracts held at period end, if any, is reflected as “Unrealized appreciation on futures contracts” or “Unrealized depreciation on futures contracts” on the Consolidated Statement of Assets and Liabilities.

When the contract is closed, the Fund records realized gains or losses, if any, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and these amounts are reflected as “Net realized gain (loss) on futures contracts” on the Consolidated Statement of Operations.  During the period, futures contracts were used to manage commodity, equity, foreign currency, and interest rate risks. Details of futures contracts held at period end, if any, are included on the Consolidated Schedule of Investments under the caption “Futures Contracts.”

Options Contracts

The Fund may purchase and sell (write) call and put options, which may be traded on an exchange or over-the-counter. The purchase or sale of an option involves the payment or receipt of a premium by the Fund and the corresponding right or obligation, as the case may be, to either purchase or sell an underlying security, basket of securities, commodity or other instrument (“underlying investment”) for a specific price at a certain date or during a certain period. A call option gives the purchaser the option to buy (and the seller the obligation to sell) an underlying investment at the contracted exercise price. A put option gives the purchaser the option to sell (and the writer the obligation to buy) an underlying investment at the contracted exercise price. The Fund may use options for the purpose of managing the impacts of changes in the market value of an underlying investment or as part of its overall investment strategy. During the period, options contracts were used to manage commodity, equity, foreign currency, and interest rate risks.

When the Fund purchases an option, the premium paid, if any, is reflected as ‘cost’ on the Consolidated Schedule of Investments and the option is subsequently marked to market to reflect its current value. When a purchased call or put option is exercised, the cost of the underlying investment purchased, or proceeds from the underlying investment sold, is adjusted by the amount of premium paid. When a purchased call or put option expires, the Fund realizes a loss to the extent of the premium originally paid. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether the proceeds from the closing sale transaction are greater than or less than the premium of the option. Realized gains and losses, if any, on purchased options are recorded as “Net realized gain (loss) on purchased options contracts” and unrealized gains and losses, if any, are recorded as “Net change in unrealized appreciation/depreciation on purchased options contracts” on the Consolidated Statement of Operations. Details of purchased options contracts held at period end, if any, are included on the Consolidated Schedule of Investments under the caption “Purchased Options Contracts.”

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Options Contracts (continued)

When the Fund writes an option, an amount equal to the premium received is reflected as a liability on the Consolidated Statement of Assets and Liabilities. The liability is subsequently marked to market to reflect the current value of the option and this amount, if any, is reflected as “Written options contracts, at value” on the Consolidated Statement of Assets and Liabilities. When a written call or put option is exercised, the proceeds of sale or amount paid on purchase of an underlying investment is adjusted by the amount of premium received. When a written option expires, the Fund realizes a gain to the extent of the premium originally received. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending on whether the cost of the closing purchase is less than or greater than the premium received when the option was written. Realized gains and losses, if any, on written options are recorded as “Net realized gain (loss) on written options contracts” and unrealized gains and losses, if any, are recorded as “Net change in unrealized appreciation/depreciation on written options contracts” on the Consolidated Statement of Operations. Details of written options contracts held at period end, if any, are included on the Consolidated Schedule of Investments under the caption “Written Options Contracts.”

Swap Contracts

The Fund may use swap contracts as part of its investment strategy or to manage its exposure to interest, commodity, and currency rates as well as adverse movements in the debt and equity markets. Swap agreements are privately negotiated in the over-the-counter market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”).

Credit default swaps are agreements between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer, basket of issuers, or index. A credit default swap involves the payment of a fixed rate premium by the buyer of protection, which is typically applied to a specified notional amount, in exchange for a contingent payment by the seller of protection equal to the loss in value of an underlying reference obligation triggered by the occurrence of a defined credit event (such as bankruptcy, restructuring, failure to make payments when due, or repudiation/moratorium for sovereign underlying instruments).

The Fund enters into a credit default swap as the buyer or seller of protection. If the Fund is a buyer of protection and no credit event occurs, the Fund will recover nothing and continue to pay the periodic payment until the swap matures. The seller of protection will not make a contingent payment. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller of credit protection, the Fund, in return for receiving the periodic payment, acts as a “guarantor” by agreeing to make a contingent payment (typically, equal to the transaction notional amount minus the distressed value, if any, of the underlying reference obligation) if a credit event occurs during the term of the swap. The actual contingent payment may be offset and partially reduced by the netting and collateral terms of the ISDA Master Agreement, if any. Periodic payments received or made by the Fund, if any, are recorded in “Net realized gain (loss) on swap contracts” on the Consolidated Statement of Operations as realized gains or losses, respectively. During the period, credit default swaps were used to manage credit risk.

If credit events occur, contingent payments made by the seller of protection may exceed the unrealized appreciation or depreciation of the credit default swaps, depending on changes in their fair value, and are reported on the Consolidated Statement of Assets and Liabilities.

The credit rating, as of October 31, 2025, for each reference obligation where the Fund is the seller of protection, is a representation of the current payment/performance obligation under the swap agreement. Reference obligations with a credit rating of BBB- or higher are considered investment grade. Those that are unrated by a recognized credit rating agency or those with a credit rating of BB+ or lower are considered non-investment grade, and are subject to greater risk of loss of principal and interest than higher-rated securities. An index swap represents a basket of credit securities included within a particular index. As applicable, the swaps described above are shown separately within the table below.

143

Swap Contracts (continued)

Maximum Potential Amount of Future Payments
Non-Investment Grade Swaps	$1,530,000
Investment Grade Swaps	1,910,000
Index Swaps	12,674,488
Total	$16,114,488

Cross currency swaps are agreements between two entities to exchange specified types and amounts of currencies. Along with the initial exchange of a specific amount of one currency for a specific amount of a different currency, a currency swap normally also includes a series of recurring payments based on the cash flow performance of the two currencies. At the time that the two currencies are swapped, the parties agree to make the recurring interest rate payments for a specific period of time. Once the duration outlined in the agreement is complete, the two currencies are returned to the original owners. However, each party retains all returns that were shared in the form of interest payments. Periodic payments received or made by the Fund, if any, are recorded in “Net realized gain (loss) on swap contracts” on the Consolidated Statement of Operations as realized gains or losses, respectively. During the period, cross currency swaps were used to manage foreign currency risk.

Interest rate swaps are agreements to exchange cash flows periodically based upon or calculated by changes in interest rates on a specified notional amount; for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund, if any, are recorded in “Net realized gain (loss) on swap contracts” on the Consolidated Statement of Operations as realized gains or losses, respectively. During the period, interest rate swaps were used to manage interest rate risk.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument; for example, the agreement to pay interest in exchange for a market or commodity-linked return based on a specified notional amount. To the extent the total return of the market or commodity-linked index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund, if any, are recorded in “Net realized gain (loss) on swap contracts” on the Consolidated Statement of Operations as realized gains or losses, respectively. During the period, total return swaps were used to manage commodity and equity risk.

Upon entering into a centrally cleared swap contract, the Fund is required to pledge to the broker collateral in the form of cash and/or securities equal to the minimum initial margin requirements of the clearinghouse. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such a receipt or payment, known as “variation margin,” is recorded by the Fund as part of unrealized gains or losses, and is reflected as “Receivable for daily variation margin on centrally cleared swap contracts” or “Payable for daily variation margin on centrally cleared swap contracts” on the Consolidated Statement of Assets and Liabilities.

Bi-lateral swaps are recorded at their market value and these amounts, if any, are reflected as “Swap contracts, at value” on the Consolidated Statement of Assets and Liabilities. Gains or losses, if any, realized upon early termination of swap agreements are reflected in “Net realized gain (loss) on swap contracts” on the Consolidated Statement of Operations. The change in value of swaps outstanding at period end, if any, is reflected on the Consolidated Statement of Operations as “Net change in unrealized appreciation/depreciation on swap contracts.” Details of swap contracts held at period end, if any, are included on the Consolidated Schedule of Investments under the caption “Swap Contracts.”

Swaptions Contracts

Swaptions contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into swap contracts on a future date. The Fund enters into swaptions contracts to manage exposure to fluctuations in interest rates, hedge the fair value of other investments, or as part of its investment strategy. If a call swaption contract is exercised, the purchaser will enter into a swap contract to receive the fixed rate and pay a floating rate in exchange.  Exercising a put swaption contract would entitle the purchaser to pay a fixed rate and receive a floating rate. During the period, swaptions contracts were used to manage credit and interest rate risk.

144

Swaptions Contracts (continued)

Changes in the value of purchased swaptions contracts, if any, are reported as “Net change in unrealized appreciation/depreciation on purchased swaptions contracts” on the Consolidated Statement of Operations. Gain or loss, if any, is recognized when a swaptions contract expires or is closed and is shown as “Net realized gain (loss) on purchased swaptions contracts” on the Consolidated Statement of Operations. Details of purchased swaptions contracts held at period end, if any, are included on the Consolidated Schedule of Investments under the caption “Purchased Swaptions Contracts.” Unpaid premiums of $2,632,458 are included on the Consolidated Statement of Assets and Liabilities as delayed-delivery transactions.

When the Fund writes a swaption contract, an amount equal to the premium received is reflected as a liability on the Consolidated Statement of Assets and Liabilities. The liability is subsequently marked to market to reflect the current value of the swaption contract and this amount, if any, is reflected as “Written swaptions contracts, at value” on the Consolidated Statement of Assets and Liabilities. When a written call or put swaption is exercised, the proceeds of sale or amount paid on entering into a swaption contract are adjusted by the amount of premium received. When a written swaption contract expires, the Fund realizes a gain to the extent of the premium originally received. Realized gains and losses on written swaptions contracts, if any, are recorded as “Net realized gain (loss) on written swaptions contracts” and unrealized gains and losses, if any, are recorded as “Net change in unrealized appreciation/depreciation on written swaptions contracts” on the Consolidated Statement of Operations. Details of written swaptions contracts held at period end, if any, are included on the Consolidated Schedule of Investments under the caption “Written Swaptions Contracts.” Premiums receivable of $116,283 are included on the Consolidated Statement of Assets and Liabilities as delayed-delivery transactions.

Fair Value of Additional Derivative Instrument Information

US GAAP requires disclosure about the Fund’s derivatives and greater transparency of how and why an entity uses derivative instruments, how derivative instruments are accounted for and how they affect an entity’s financial position and results of operations. US GAAP also requires qualitative disclosures about an entity’s associated risk exposure, quantitative disclosures about fair value amounts and the gains and losses related to derivative instruments, and disclosure of any credit–risk contingent features in derivative agreements. The primary risk exposure categories and related gains or losses, if any, have been summarized below.

The following table presents the gross value of the Fund’s derivative contracts by primary risk exposure category as of October 31, 2025. The values in the table exclude the effects of cash and/or securities received or posted as collateral, also referenced above, and therefore are not representative of the Fund’s net exposure. The fair value of these derivative instruments is reflected in “Investments, at value”, “Unrealized appreciation or depreciation”, or “Receivable or payable for daily variation margin” on the Consolidated Statement of Assets and Liabilities. The following table also presents the Fund’s gain (loss) related to derivative activities for the period ended October 31, 2025, by their primary underlying risk exposure. The realized and unrealized gain (loss), if any, should be considered in the context that derivative contracts may have been executed to hedge investments and accordingly, gain (loss) on derivative contracts may offset gain (loss) attributable to investments which is not reflected in the values in the table. These gains or losses are reflected in “Net realized gain (loss)” and “Net change in unrealized appreciation/depreciation”, if any, on the Consolidated Statement of Operations.

Primary Risk Exposure	Gross Assets	Gross Liabilities	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Average Notional Value (millions)[1]
Commodity Contracts[2]
Futures Contracts	$197,366	$245,778	$(272,203)	$(48,412)	11.5
Options Contracts	25,350	—	(70,214)	(1,484)	0.0	[3]
Credit Contracts[2]
Swaptions Contracts	37,346	—	(64,310)	(173)	2.9
Swap Contracts	88,607	448,046	13,661	(25,643)	19.3
Currency Contracts[2]
Forward Currency Contracts	1,603,527	1,693,822	(1,008,941)	(90,295)	326.6
Futures Contracts	—	—	(4,170)	—	—	[4]

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Fair Value of Additional Derivative Instrument Information (continued)

Primary Risk Exposure	Gross Assets	Gross Liabilities	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Average Notional Value (millions)[1]
Currency Contracts[2]
Options Contracts	$126,693	$120,474	$(474,886)	$(27,726)	1.9
Swap Contracts	—	6,976	11,469	(6,976)	7.6
Equity Contracts[2]
Futures Contracts	33,467	44,536	(1,167,606)	(11,069)	6.0
Options Contracts	1,914,360	1,313,759	(581,281)	(153,691)	14.8
Swap Contracts	2,746,134	1,621,335	417,151	1,124,799	127.0
Interest Rate Contracts[2]
Futures Contracts	26,491	97,365	420,578	(70,874)	156.0
Options Contracts	196,173	23,560	(132,118)	25,566	96.7
Swaptions Contracts	2,205,474	66,570	(50,309)	(377,271)	20.1
Swap Contracts	869,057	614,229	(184,749)	280,233	855.8
Total	$10,070,045	$6,296,450	$(3,147,928)	$616,984

1	Notional amounts were converted to U.S. dollars based on the applicable month end exchange rate for the local currency of the derivative.
2	Amounts, or a portion thereof, reflect cumulative appreciation/depreciation of futures and centrally cleared swaps, as applicable, as disclosed on the Consolidated Schedule of Investments. The period end variation margin is separately disclosed on the Consolidated Statement of Assets and Liabilities.
3	Amount rounds to zero when presented in millions.
4	The Fund invested in an immaterial volume of future contracts during the period and no positions were held as of October 31, 2025.

Offsetting of Financial and Derivative Assets and Liabilities

The Fund is a party to ISDA Master Agreements and Credit Support Annexes, Master Securities Forward Transaction Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”). These Master Agreements generally govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization to improve legal certainty.

The Master Agreements may include collateral posting terms and netting provisions that apply in the event of a default and/or termination event. The Master Agreements define whether the Fund is contractually able to settle daily payments on a net basis. Certain Master Agreements may allow for net settlements on an individual agreement basis, with the same legal entity, or with affiliated legal entities. Additionally, there may be circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, that may prohibit or restrict the right of offset as defined in the Master Agreements. There is no guarantee that the terms of the Master Agreements will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset.

The Fund attempts to limit counterparty risk by only entering into Master Agreements with counterparties which are believed to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For transactions executed with a Derivatives Clearing Organization (“DCO”), Futures Clearing Merchant (“FCM”), or Options Clearing Corporation (“OCC”) in a multilateral or other trading facility platform, counterparty risk is reduced by shifting exposure from the counterparty to the DCO, FCM, or OCC. These organizations have authority to provide an orderly liquidation in the event of a default.

The following tables present the Fund’s net exposure to derivative instruments by type of financial instrument as of October 31, 2025. Transactions executed with DCOs, FCMs, or OCCs, if any, are excluded from the tables.

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Offsetting of Financial and Derivative Assets and Liabilities (continued)

Offsetting of Derivative Assets
Financial Instrument	Gross Amount of Recognized Assets	Gross Amount Offset in the Consolidated Statement of Assets and Liabilities	Net Amount of Assets Presented in the Consolidated Statement of Assets and Liabilities
Swap Contracts	$2,781,991	$—	$2,781,991
Purchased Options Contracts	188,737	—	188,737
Purchased Swaptions Contracts	2,242,820	—	2,242,820
Forward Currency Contracts	1,603,527	—	1,603,527
Total	$6,817,075	$—	$6,817,075

Offsetting of Derivative Liabilities
Financial Instrument	Gross Amount of Recognized Liabilities	Gross Amount Offset in the Consolidated Statement of Assets and Liabilities	Net Amount of Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Forward Currency Contracts	$1,693,822	$—	$1,693,822
Swap Contracts	1,695,305	—	1,695,305
Written Options Contracts	127,455	—	127,455
Written Swaptions Contracts	66,570	—	66,570
Total	$3,583,152	$—	$3,583,152

The following table presents the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement, or similar agreement, and net of the related collateral received or pledged as of October 31, 2025. Transactions executed with DCOs, FCMs, or OCCs, if any, are excluded from this table.

Counterparty	Gross Amount of Assets in the Consolidated Statement of Assets and Liabilities	Gross Amount of Liabilities in the Consolidated Statement of Assets and Liabilities	Net Position - Asset (Liability)	Collateral Received (Pledged)[1]	Net Amount Due from (to) Counterparty[2]
Bank of America NA	$1,416,091	$132,951	$1,283,140	$—	$1,283,140
Bank of Montreal	—	326	(326)	—	(326)
Barclays Bank PLC	673,939	348,671	325,268	—	325,268
BNP Paribas	148,459	95,459	53,000	53,000	—
Citibank NA	264,624	75,673	188,951	31,000	157,951
CreditAgricole	—	799	(799)	—	(799)
Deutsche Bank AG	235,638	157,990	77,648	20,000	57,648
Goldman Sachs International	1,700,194	975,797	724,397	—	724,397
HSBC Bank USA NA	75,966	63,302	12,664	8,000	4,664
JP Morgan Chase Bank NA	735,446	520,100	215,346	—	215,346
Morgan Stanley & Co. International PLC	1,323,051	919,836	403,215	—	403,215
Royal Bank of Canada	44,228	16,651	27,577	27,577	—
Societe Generale	—	952	(952)	—	(952)
Standard Chartered Bank	9,155	6,206	2,949	—	2,949

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Offsetting of Financial and Derivative Assets and Liabilities (continued)

Counterparty	Gross Amount of Assets in the Consolidated Statement of Assets and Liabilities	Gross Amount of Liabilities in the Consolidated Statement of Assets and Liabilities	Net Position - Asset (Liability)	Collateral Received (Pledged)[1]	Net Amount Due from (to) Counterparty[2]
State Street Capital Markets	$8,407	$11,680	$(3,273)	$—	$(3,273)
Toronto Dominion Securities	44,793	59,766	(14,973)	(14,973)	—
UBS Securities LLC	137,084	196,993	(59,909)	(53,365)	(6,544)
Total	$6,817,075	$3,583,152	$3,233,923	$71,239	$3,162,684

1	The actual collateral (including non-cash collateral) received/pledged may be more than the amount reported due to overcollateralization.
2	Investments which are subject to certain Master Agreements but are not considered derivatives may be excluded from these amounts.

6. Purchases and Sales of Investments

Purchases and sales of securities (excluding short-term investments) during the period ended October 31, 2025, were $2,559,876,321 and $2,554,466,728, respectively.

7.  Federal income Taxes

The Fund intends to meet the requirements of the Code, applicable to regulated investment companies (“RICs”), and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders annually and to meet certain diversification and income requirements with respect to investment companies.

The Fund is subject to examination by U.S. federal, state, local, and certain non-U.S. jurisdictions for prior periods as provided by the applicable jurisdiction’s statute of limitations. The years subject to potential examination by the U.S. federal government are taxable years ending from October 31, 2025 forward.

As of October 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to review by the Internal Revenue Service for a period of three years.

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts, including adjustments relating to foreign currency gains/losses, swaps, organizational/offering costs and the Cayman subsidiary, are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

There were no distributions paid during the fiscal period ended October 31, 2025.

As of October 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

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7. Federal income Taxes  (continued)

Fund	Undistributed Ordinary Income (including short-term capital gain)	Undistributed Capital Gain	Capital Loss Carryover	Unrealized Appreciation/ (Depreciation)	Organization and Offering Costs Other Timing Differences	Total Undistributed
Wellington Global Multi-Strategy Fund	$5,260,523	—	$(4,591,744)	$(1,203,667)	$(89,703)	$(624,591)

Net capital losses recognized by the Fund may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Wellington Global Multi-Strategy Fund	$4,148,123	$443,621	$4,591,744

As of October 31, 2025 the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities (forwards, futures, options and swaps), straddles, wash sales and the Cayman subsidiary.

Fund	Tax Cost of Investments	Net Unrealized Appreciation/ (Depreciation)
Wellington Global Multi-Strategy Fund	$39,506,969	$(1,203,667)

8.  Transactions with Affiliates and Service Providers

Investment Management Fee

Pursuant to the investment advisory agreement (the “Investment Management Agreement”) between the Fund and the Adviser, and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to an investment management fee (“Investment Management Fee”) payable monthly in arrears and accrued daily based upon the Fund’s average daily net assets at an annual rate of 1.00% prior to any accrual of the Performance Fee (as defined below) and charge in respect of any Reimbursable Pass-Through Expense (as defined below). The Investment Management Fee is paid before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund.

Expense Limitation Agreement

The Adviser and the Fund have entered into an Expense Limitation Agreement (“ELA”) under which the Adviser has agreed to contractually, on a monthly basis, reimburse the Fund’s “Specified Expenses” in respect of each class of the Fund (each, a “Class”) where “Specified Expenses” means all other expenses incurred in the business of the Fund and allocated to a Class, including the Fund’s annual operating expenses, with the exception of: (i) the Investment Management Fee and Performance Fee; (ii) the Reimbursable Pass-Through Expense; (iii) the shareholder servicing fee of up to 0.25% per year; (iv) the distribution fee that will accrue at an annual rate equal to 0.75% of the average daily net assets attributable to Class M Shares; (v) certain costs associated with the acquisition, ongoing investment and disposition of the Fund’s investments and unconsummated investments, including legal costs, professional fees, travel costs and brokerage costs; (vi) acquired fund fees and expenses; (vii) dividend and interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund); (viii) taxes and costs to reclaim foreign taxes; and (ix) extraordinary expenses (as determined in the sole discretion of the Adviser) to the extent that such expenses exceed 0.60% of the average daily net assets of such Class (the “Expense Cap”).

149

Expense Limitation Agreement (continued)

If, while the Adviser is the investment adviser to the Fund, the Fund’s estimated annualized Specified Expenses in respect of a Class for a given month are less than the Expense Limitation, the Adviser shall be entitled to reimbursement by the Fund of the other expenses borne by the Adviser on behalf of the Fund (the “Reimbursement Amount”) during any of the previous thirty-six (36) months, but only to the extent that the Fund’s estimated annualized Specified Expenses in respect of a Class are less than, for such month, the lesser of the Expense Limitation or any other relevant expense limit then in effect with respect to the Class, and provided that such amount paid to the Adviser will in no event exceed the total Reimbursement Amount and will not include any amounts previously reimbursed. The Adviser may recapture a Specified Expense in any year within the thirty-six (36) month period after the Adviser bears the expense. The Expense Limitation Agreement will remain in effect through January 1, 2027, unless and until the Board approves its modification or termination. Thereafter, the Expense Limitation Agreement may be annually renewed with the written agreement of the Adviser and the Fund. The Fund’s obligation to make reimbursement payments shall survive the termination of the Expense Limitation Agreement.

Performance Fee

Pursuant to the Investment Management Agreement, the Adviser is entitled to a performance fee (“Performance Fee”) after the end of each fiscal year of the Fund. The Performance Fee paid to the Adviser will be paid out of the Fund’s assets. The Performance Fee is determined as of the end of the fiscal year in an amount equal to 20% of the amount by which the Fund’s net profits (including unrealized net gains and losses on investments and any net profits attributable to investments in initial public offerings) for all Measurement Periods (as defined below) during such fiscal year exceed the balance of the loss carryforward account (as described below). The Fund also pays the Adviser the Performance Fee in the event a Measurement Period is triggered in connection with a share repurchase offer by the Fund. “Measurement Period” means each twelve-month period ending on the Fund’s fiscal year-end (or such other period ending on the Fund’s fiscal year-end in the event the Fund’s fiscal year is changed), provided that whenever the Fund conducts a share repurchase offer, the period of time from the last Measurement Period end through the effective date of the repurchase offer also constitutes a Measurement Period for purposes of calculating the Performance Fee (if any) on shares being tendered for repurchase. For purposes of determining the Fund’s net asset value, the Performance Fee is calculated and accrued daily. The Performance Fee will be payable for a Measurement Period only if there is no balance in the Fund’s loss carryforward account. The loss carryforward account is an account that will have an initial balance of zero upon commencement of the Fund’s operations and, thereafter, will be credited as of the end of each Measurement Period with the amount of any net loss of the Fund for that Measurement Period and will be debited with the amount of any net profits of the Fund for that Measurement Period, as applicable (provided, however, that the debiting of net profits may only reduce a balance in the loss carryforward account and may not reduce the balance of the loss carryforward account below zero).

No Performance Fee was incurred for the period ended October 31, 2025.

During the period ended October 31, 2025, the Adviser reimbursed the Fund $79,249 for trading errors recorded as “Net increase from payments by affiliates” on the Consolidated Statement of Operations.

Reimbursable Pass-Through Expense

Pursuant to the Investment Management Agreement, the Fund will reimburse the Adviser out of the Fund’s net assets for certain additional compensation-related expenses of the Adviser. The Reimbursable Pass-Through Expense reflects the sum of the cost payable to Trading Team personnel responsible for managing the Allocable Accounts (collectively, “Pass-Through Persons”) (such costs, the “Reimbursable Pass-Through Expense”). The Reimbursable Pass-Through Expense shall be invoiced by the Adviser to the Fund and payable by the Fund to the Adviser as an expense reimbursement.

The Reimbursable Pass-Through Expense shall be calculated by aggregating the proportionate share of expenses of the Adviser attributable to the total amounts paid to Pass-Through Persons with respect to each Allocable Account (each such amount, a “Strategy-Specific Pass-Through Expense”). The Strategy-Specific Pass-Through Expense is determined as of the end of the Fund’s fiscal year and range from 10% to 20%. The Strategy-Specific Pass-Through Expense is calculated based on the amount by which the net profits of the Allocable Account (including unrealized net gains and losses on investments and any net profits attributable to investments in initial public offerings) for the twelve-month period ending on the Fund’s fiscal year-end exceed the balance of the Allocable Account’s loss carryforwards. In connection with a share repurchase offer by the Fund, the accrued Reimbursable Pass-Through Expense, which is calculated and accrued daily, is included in the calculation of the Fund’s NAV but will not be paid to the Adviser until the end of the fiscal year.

For purposes of calculating a Strategy-Specific Pass-Through Expense for an Allocable Account, “net profits” means the net of realized and unrealized gains and losses on the Allocable Account’s investments (including profits and losses attributable to investments in initial public offerings), interest, dividends, taxes, fees and other expenses allocated to such Allocable Account, excluding Fund-level operating expenses. For purposes of calculating a Strategy-Specific Pass-Through Expense for an Allocable Account, “Measurement Period” means each twelve-month period ending on the Fund’s fiscal year-end (or such other period ending on the Fund’s fiscal year-end in the event the Fund’s fiscal year is changed). For purposes of determining the Fund’s net asset value, an estimate of the Reimbursable Pass-Through Expense is calculated and accrued daily as an expense of the Fund (as if each day is the end of the Fund’s fiscal year).

150

Reimbursable Pass-Through Expense (continued)

The Strategy-Specific Pass-Through Expense for an Allocable Account will be payable for a Measurement Period only if there is no balance in the Allocable Account’s loss carryforwards. Similar to the Fund’s loss carryforward account, each Allocable Account’s loss carryforward account is an account that will have an initial balance of zero upon commencement of the Allocable Account’s operations and, thereafter, will be credited as of the end of each Measurement Period with the amount of any net loss of the Allocable Account for that Measurement Period and will be debited with the amount of any net profits of the Allocable Account for that Measurement Period, as applicable (provided, however, that the debiting of net profits may only reduce a balance in the loss carryforward account and may not reduce the balance of the loss carryforward account below zero).

The Investment Management Agreement provides that the Reimbursable Pass-Through Expense determined as of the end of any fiscal year shall not exceed 3.50% of Fund average assets (the “Pass-Through Expense Cap”).

Distribution and/or Shareholder Service Fees

The Fund has adopted a “Distribution and Shareholder Services Plan” with respect to its Class A and Class M Shares under which the Fund may compensate financial industry professionals for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Adviser may reasonably request. Under the Distribution and Shareholder Services Plan, the Fund, with respect to Class A and Class M, may incur expenses on an annual basis equal to 0.25% and 0.75%, respectively, of its average daily net assets. With respect to Class A Shares, the entire fee is characterized as a “shareholder service fee”. With respect to Class M Shares, the entire fee is characterized as a “distribution fee”.

Class I Shares are not subject to a distribution or shareholder service fee.

Administrator, Custodian and Transfer Agent

Wellington Fund Services, LLC (“WFS”) serves as the administrator of the Fund pursuant to a Supervision and Administration Agreement (the “Administration Agreement”). The Fund has retained State Street Bank and Trust Company to provide it with custodian and transfer agent services. Pursuant to the Administration Agreement, WFS provides or causes to be performed all supervisory and administrative and other services reasonably necessary for the operation of the Fund. During the period, ended October 31, 2025 the Fund paid WFS 0.50% of the Fund’s average daily net assets for these services.

Affiliated Shareholders

At October 31, 2025, 100% of the Class I Shares outstanding were held by one participant affiliated with the Adviser which represents 99.16% of the Fund.

9.  Capital Shares

The Fund’s Declaration of Trust authorizes the issuance of an unlimited number of Shares of beneficial interest, par value $0.001 per share. The Fund accepts initial and additional purchases of Shares on each business day. There is currently no market for the Shares and the Fund does not expect that a market for Shares will develop in the foreseeable future. Shareholders of the Fund are not able to have their Shares redeemed or otherwise sell their Shares on a daily basis because the Fund is an unlisted closed-end fund. To provide some liquidity to Shareholders, pursuant to Rule 23c-3 under the 1940 Act, the Fund is structured as an “interval fund” and intends to conduct quarterly repurchase offers for between 5% and 25% of the Fund’s outstanding shares at NAV, unless such offer is suspended or postponed in accordance with the Fund’s regulatory requirements. The offer to purchase Shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). The Board will establish the deadline by which the Fund must receive repurchase requests in response to each repurchase offer. Quarterly repurchases will occur in the months of March, June, September, and December. The Fund made its initial repurchase offer in the second quarter of 2025. Written notification of each quarterly repurchase offer will be sent to Shareholders at least 21 calendar days before the repurchase request deadline.

151

10.  Commitments and Contingencies

In the normal course of business, the Fund may enter into contractual arrangements that contain a variety of representations and warranties and which at times provide for indemnification of counterparties. The Fund’s maximum exposure under these types of arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund believes the possibility that it will have to make material payments under these arrangements is unlikely.

From time to time, the Adviser for the Fund and the Board may be subject to proceedings, including civil litigation and regulatory matters arising out of the ordinary course of their business.

11.  Significant Risks and Uncertainties

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists. See below for a summary of certain risks associated with investment in the Fund. Please see “Types of Investments and Related Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Risks Associated with Market Conditions and Investment Opportunities

Market Risks

The profitability of a significant portion of the Fund’s investment program depends to a great extent upon correctly assessing the future course of price movements of specific securities and other investments. There can be no assurance that the Adviser or its portfolio managers on the Underlying Strategies will be able to predict accurately these price movements. As a result, there is always some, and occasionally a significant, degree of market risk.

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries or issuers represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously even if the performance of those asset classes is not otherwise historically correlated. Investments may also be negatively impacted by market disruptions and by attempts by other market participants to manipulate the prices of particular investments. Equity securities generally have greater price volatility than fixed income securities. Credit ratings downgrades may also negatively affect securities held by the Fund. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market.

In addition, market risk includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value. These events could reduce consumer demand or economic output, result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines, and significantly adversely impact the economy.

Government Regulation

The Fund may invest in securities and financial instruments listed on both U.S. and non-U.S. exchanges. The global financial markets have recently undergone, and are still undergoing, pervasive and fundamental disruptions and instability. Such instability has led to extensive and unprecedented governmental intervention. Regulators in many jurisdictions have implemented or proposed a number of wide-ranging emergency regulatory measures, including restrictions on the short selling of certain securities in many jurisdictions. Such intervention has in certain cases been implemented on an emergency basis without much or any notice, with the consequence that some market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions has been suddenly and/or substantially eliminated. Given the complexities of the global financial markets and the limited time frame within which governments have been able to take action, these interventions have sometimes been unclear in scope and application, resulting in confusion and uncertainty which in itself has been materially detrimental to the efficient functioning of such markets as well as previously successful investment strategies.

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Government Regulation (continued)

It is impossible to predict with certainty what additional interim or permanent governmental restrictions may be imposed on the markets and/or the effect of such restrictions on the Adviser’s ability to implement the Fund’s investment objective. However, there will be increased regulation of the global financial markets, and such increased regulation could be materially detrimental to the performance of the Fund’s portfolio. In addition, the global financial markets may undergo further fundamental disruptions in the future, which could result in renewed governmental interventions which may be materially detrimental to the performance of the Adviser and/or the Fund.

Availability of Suitable Investments

While the Adviser believes that many attractive investments of the types in which the Fund expects to invest are currently available, there can be no assurance that such investments will continue to be available or that available investments will continue to meet the Fund’s investment criteria. Furthermore, the Fund may be unable to find a sufficient number of attractive investment opportunities to meet its investment objectives. Past performance is not necessarily indicative of future performance.

Competition

The markets for certain securities in the Fund’s investment program are or may become highly competitive. In such cases, the Fund may be competing for investment opportunities with a significant number of financial institutions as well as various institutional investors. Some of these competitors may be larger and have greater financial, human and other resources than the Fund and may in certain circumstances have a competitive advantage over the Fund. As a result of this competition, there may be fewer attractively priced investment opportunities than in the past, which could have an adverse impact on the ability of the Fund to meet its investment goals. There can be no assurance that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund.

No Assurance of Investment Return

The Fund’s task of identifying and evaluating investment opportunities, managing such investments and realizing a significant return for investors is difficult. Many organizations operated by persons of competence and integrity have been unable to make, manage and realize a profit on such investments successfully. The Adviser believes that its investment strategy and investment approach moderate this risk through a careful selection of securities and other financial instruments. However, there is no assurance that the Fund will be able to invest its capital on attractive terms or generate returns for its investors. Investors in the Fund could experience losses on their investment.

Risks Associated with the Fund’s Investments and Investment Activities

Non-Diversification

The assets of certain of the Underlying Strategies may at times be concentrated in a single sector and within that sector may be concentrated in a relatively few number of securities and/or sectors at times. The Fund may take substantial positions in the same security or group of securities at the same time. Focusing investments in a small number of issuers increases risk, such as greater susceptibility to risks associated with a single economic, political or regulatory occurrence, as compared with a more diversified portfolio. Some of those issuers also may present substantial credit or other risks. Accordingly, the investment portfolio of the Fund may be subject to more rapid change in value than would be the case if the Underlying Strategies’ portfolios were required to maintain a wide diversification among companies, sectors, securities, countries and industry groups.

Multiple Underlying Strategies

The Fund’s assets will be allocated among various Underlying Strategies, each of which operates independently from the others. Accordingly, it is possible that one or more of the Underlying Strategies may, at any time, take positions that may be opposite of positions taken by other Underlying Strategies. It is also possible that the Underlying Strategies may, on occasion, have substantial positions in the same security or group of securities at the same time. The possible lack of diversification caused by these factors may subject the Fund’s investments to more rapid change in value than would be the case if the Fund’s investments were required to be more widely diversified.

Liquidity and Valuation

The Fund may invest in securities which are subject to legal or other restrictions on transfer or for which no liquid market exists. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Because the markets for such securities are still evolving, liquidity in these securities is limited and liquidity with respect to lower-rated and unrated subordinated classes may be even more limited. The Fund may be unable to liquidate all or a portion of its position in such securities. In addition, the market prices, if any, for such securities tend to be more volatile and the Fund may not be able to realize what it perceives to be their fair value in the event of a sale. The high yield securities markets have suffered periods of extreme illiquidity for certain types of instruments in the past.

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Liquidity and Valuation (continued)

For these reasons, among others, calculating the fair market value of the Fund’s holdings may be difficult and involve uncertainties and judgment. For example, because the Fund may trade in global markets with varying closing times and holiday schedules, the valuation of individual investments held by the Fund may be based on closing prices of markets that have been closed for different periods of time. Investments held by the Fund may trade with bid-ask spreads that may be significant and certain investments may, from time to time, be valued at the mean between such spreads. Certain of the Fund’s assets and liabilities may not have readily observable market prices and the valuation of such assets may rely on quoted prices in inactive markets or models that have observable inputs. Certain other categories of assets may lack any readily available market information and, accordingly, the valuation of such assets may rely substantially on models and significant unobservable inputs including assumptions from market participants. When recent market quotations or other independent pricing information is not readily available, or does not (in the judgment of the Adviser) fairly represent the value of such investment, the Adviser will determine the value of an investment using other fair value methods determined in good faith.

Fair value pricing involves judgments that are inherently subjective and uncertain, and in some cases involves reliance on information provided by private issuers or other sources whose reporting standards vary. Information used to determine fair valuations may be available on an irregular or less frequent basis. As a result, the presence of fair-valued investments may increase the volatility of the Fund’s net asset value at times, while dampening it at other times, and this effect may be more pronounced to the extent fair values assigned to those investments represent a meaningful portion of the Fund’s overall portfolio value. While the Adviser will use its best efforts to value investments fairly, certain investments may be difficult to value and may be subject to varying interpretations of value. There can be no assurance that any fair values assigned to investments will reflect actual market value or will be realized upon the sale of such investments. If these valuations should prove to be incorrect, investors could be adversely affected, including (without limitation) when the Management Fee, Performance Fee and Reimbursable Pass-Through Expense are calculated.

Portfolio Turnover

The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. The investment strategy of the Fund is expected to involve the taking of frequent trading positions, as well as investment positions. As a result, portfolio turnover and transaction-related expenses of the Fund may significantly exceed those of other investment entities of comparable size. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to Shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional and custodial expenses that are borne by the Fund.

Leverage

The Fund generally expects to utilize leverage in pursuit of its investment objective. This results in the Fund controlling substantially more assets than it has equity.

Leverage can increase returns to investors if the Fund earns a greater return on leveraged investments than the Fund’s cost of such leverage. On the other hand, leverage will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. As a general matter, the presence of leverage can accelerate losses. The use of leverage exposes the Fund and shareholders to a high degree of additional risk, including, but not limited to: (i) greater losses from investments than would otherwise have been the case had the Fund not used leverage to make the investments; (ii) margin calls, interim margin requirements, interest payments or other loan costs may force premature liquidations of investment positions at a loss or otherwise on unattractive terms; (iii) to the extent that Fund revenues are required to meet principal payments, shareholders may be allocated income (and therefore tax liability) in excess of cash distributed; and (iv) losses on investments where the investment fails to earn a return that equals or exceeds the Fund’s cost of leverage related to such investment. In addition, the Fund may need to refinance its outstanding debt as it matures. There is a risk that the Fund may not be able to refinance existing debt or that the terms of any refinancing may not be as favorable as the terms of any then existing loan agreements. If prevailing interest rates or other factors at the time of refinancing result in higher interest rates upon refinancing, then the interest expense relating to that refinanced indebtedness would increase. These risks could adversely affect the Fund’s financial condition, cash flows and the return on its investments.

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Leverage (continued)

Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. In the event of a sudden, precipitous drop in value of the Fund’s assets, the Fund might not be able to liquidate assets quickly enough to repay its borrowings, further magnifying the losses incurred by the Fund.

To the extent that options, futures, options on futures, swaps, swaptions and other “synthetic” or derivative financial instruments are used, it should be noted that they inherently contain much greater leverage than a non-margined purchase of the underlying security, commodity or instrument. This is due to the fact that generally only a very small portion (and in some cases none) of the value of the underlying security, commodity or instrument is required to be paid in order to make such investments. In addition, many of these products are subject to variation or other interim margin requirements, which may force premature liquidation of investment positions at an inopportune time and adversely impact the performance of the Fund.

Access to competitively priced borrowing capacity is important to the Fund’s strategy. There can be no assurance that the cost of borrowing will remain such that the Fund can execute its strategy. Further, there can be no assurance that the Fund will have access to leverage necessary to execute its strategy. Significant price increases or limited access to borrowing as a result of, among other things, fewer lenders willing to provide margin capacity to counterparties, could negatively impact the Fund’s ability to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The risk that such issuer, guarantor or counterparty is less willing or able to do so is heightened in market environments where interest rates are rising. Rising or high interest rates may deteriorate the credit quality of an issuer, guarantor or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations. The downgrade of the credit of a security or of the issuer of a security held by the Fund may decrease its value. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. However, credit ratings are only the opinions of the agencies issuing them and are not absolute guarantees of the quality of the securities.

Measures such as average credit quality may not accurately reflect the true credit risk of the Fund. This is especially the case if the Fund invests in securities with widely varying credit ratings. Therefore, the Fund may in fact be subject to greater credit risk than an average credit rating would suggest. This risk is greater to the extent the Fund uses leverage or derivatives or has concentrated exposure to a counterparty.

Short Sales

The Fund’s investment program may include short selling. A short sale creates the risk of a theoretically unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost to the Fund of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase at the time the Fund desires to close out such short position. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. In addition, reporting requirements and limitations on the short selling of securities could interfere with the ability of the Fund to execute certain aspects of its investment strategies, including its ability to express negative views in relation to certain securities, companies or sectors, and any such limitations may adversely affect the performance of the Fund. The Fund’s use of short sales is subject to the provisions of the SEC rule regarding a registered investment company’s use of derivatives.

Futures Contracts

The Fund may invest in futures contracts. The low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security can produce disproportionately larger profit or loss.

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Futures Contracts (continued)

There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that the Fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of the Fund’s holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Additionally, the price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock index futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock index futures contract relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

There are several additional risks associated with transactions in commodity futures contracts, including, but not limited to, storage, reinvestment and other economic factors.

The Fund’s use of futures is subject to the provisions of the SEC rule regarding a registered investment company’s use of derivatives.

Commodities

The value of commodities and commodity-related instruments may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. An unexpected surplus of a commodity caused by one of the aforementioned factors, for example, may cause a significant decrease in the value of the commodity (and a decrease in the value of any investments directly correlated to the commodity). Conversely, an unexpected shortage of a commodity caused by one of the aforementioned factors may cause a significant increase in the value of the commodity (and a decrease in the value of any investments inversely correlated to that commodity). The commodity markets are subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions.

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Derivatives Instruments Generally

The Fund may invest in derivative instruments.

Derivatives can be volatile and involve various degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives may permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. Derivative instruments contain much greater leverage than do non-margined purchases of the underlying instrument in as much as only a very small portion of the value of the underlying instrument is required to be deposited as collateral in order to effect such investments. If the counterparty to such a swap defaults, the Fund would lose any collateral deposits made with the counterparty in addition to the net amount of payments that it is contractually entitled to receive under the swap.

The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk (which may be heightened for highly-customized derivatives), interest rate risk, market risk, leverage risk, counterparty (including credit) risk, operational risk, legal risk and management risk, as well as risks arising from changes in applicable requirements, risks arising from margin requirements and risks arising from mispricing or valuation complexity. They also involve the risk that changes in the value of a derivative instrument may not correlate perfectly with the underlying asset, rate or index. Operational and legal risks include risks related to documentation issues, system failures, inadequate controls, human error and the risk that a party’s obligations would be legally unenforceable.

By investing in a derivative instrument, the Fund could lose more than the initial amount invested, and derivatives may increase the volatility of the Fund, especially in unusual or extreme market conditions. The Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out a position, and changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful. In addition, the Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders.

Non-centrally cleared over-the-counter (“OTC”) derivatives are also subject to the increased risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally cleared OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Participation in the markets for derivative instruments involves investment risks and transaction costs to which the Fund may not be subject absent the use of these strategies. The skills needed to successfully execute derivative strategies may be different from those needed for other types of transactions. If the Fund incorrectly forecasts the value and/or creditworthiness of securities, currencies, interest rates, counterparties or other economic factors involved in a derivative transaction, the Fund might have been in a better position if the Fund had not entered into such derivative transaction. In evaluating the risks and contractual obligations associated with particular derivative instruments, it is important to consider that certain derivative transactions may be modified or terminated only by mutual consent of the Fund and its counterparty. Therefore, it may not be possible for the Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a derivative transaction prior to its scheduled termination or maturity date, which may create a possibility of increased volatility and/or decreased liquidity to the Fund. In such case, the Fund may lose money. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Fund may wish to retain its position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. When such markets are unavailable, the Fund will be subject to increased liquidity and investment risk.

When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying instrument, and there can be no assurance that hedging transactions will be effective.

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Derivatives Instruments Generally (continued)

The regulation of the derivatives markets has increased over the past several years. The SEC rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies requires the Fund to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to value-at-risk (“VaR”) leverage limits and derivatives risk management program and reporting requirements. Generally, these requirements apply unless the Fund satisfies a “limited derivatives users” exception that is included in the final rule. Under the rule, when a Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether the Fund satisfies the limited derivatives users exception, but for funds subject to the VaR testing requirement, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. The SEC also provided guidance in connection with the rule regarding the use of securities lending collateral that may limit the Fund’s securities lending activities. In addition, under the rule, the Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). The Fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, the Fund is permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of the Fund to use derivatives, reverse repurchase agreements and similar financing transactions, when-issued, delayed delivery and forward commitment transactions, and unfunded commitment agreements as part of its investment strategies. These requirements may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

The Adviser has registered as a commodity pool operator (“CPO”) under the Commodity Exchange Act (“CEA”). The Adviser expects to rely on CFTC Rule 4.12(c)(3) with respect to its operation of the Fund. CFTC Rule 4.12(c)(3) allows for “substituted compliance” with respect to certain CFTC recordkeeping, reporting and disclosure requirements on the basis of the Fund’s compliance with SEC rules and regulations applicable to the Fund and the Adviser. As a result, the Adviser will not be subject to certain aspects of the CFTC’s rules ordinarily applicable to commodity pool operators, including the specific disclosure requirements under CFTC rules in connection with its management of the Fund. The Adviser will incur higher expenses for the Fund compared with exempt advisers.

Credit Derivatives

As part of its investment strategy, the Fund may enter into credit derivative transactions.

Credit derivative transactions are an established feature of the financial markets and both the number of participants and range of products available have significantly increased over the years. Credit derivative transactions dependent upon credit events are priced incorporating many variables including the pricing and volatility of the common stock of the reference entity, potential loss upon default by the reference entity on any of its obligations, and the shape of the U.S. Treasury Market curve, among other factors. As such, there are many factors upon which market participants may have divergent views. Additionally, credit derivatives may require the posting of collateral. A bankruptcy of the collateral holder may result in losses to the extent posted collateral exceeds the obligations of the pledging party under the credit derivative transaction.

Transactions in certain derivatives are subject to trading and clearing on a U.S. national exchange and clearinghouse and to regulatory oversight, while other derivatives are subject to risks of trading in the OTC markets or on non-U.S. exchanges. Certain credit index derivatives are currently required to be traded on a Swap Execution Facility (“SEF”) and cleared through a registered clearinghouse. For swaps that are cleared through a clearinghouse, the Fund will face the clearinghouse as legal counterparty and will be subject to clearinghouse performance and credit risk. Clearinghouse collateral requirements may differ from and be greater than the collateral terms negotiated with derivatives counterparties in the OTC market, and U.S. regulators have discretion to set collateral requirements for trades that are not cleared through a clearinghouse. OTC derivative dealers will be required to post margin to the clearinghouse through which they clear their customers’ trades instead of using such margin in their operations, as they historically were allowed to do. This will further increase the dealers’ costs, which costs are expected to be passed through to other market participants in the form of higher fees and less favorable dealer marks. In addition, the Fund’s assets are also subject to the risk of the failure of any of the exchanges on which its positions trade or of its clearinghouses or counterparties.

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Credit Derivatives (continued)

There are a number of uncertainties in the tax laws relating to credit default swaps. There can be no assurance that the characterization adopted by the Fund with respect to a particular credit default swap will be respected by the IRS or a court, and any recharacterization by the IRS, if successful, could adversely affect the shareholders’ investments in the Fund.

The Fund’s use of credit derivatives is subject to the provisions of the SEC rule regarding a registered investment company’s use of derivatives.

Swap Contracts

The Fund may enter into swap agreements.

Depending on their structure, swap agreements may increase or decrease the Fund’s exposure to long-term or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices, baskets of securities, or inflation rates. Swap agreements can take many different forms and are known by a variety of names. The Fund is not limited to any particular form of swap agreement if the Adviser determines that other forms are consistent with the Fund’s investment objective and policies.

Swap agreements will tend to shift the Fund’s investment exposure from one type of investment to another. For example, if the Fund agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s portfolio. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, individual equity values or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, then the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses by the Fund.

Whether the Fund’s use of swap agreements, if any, will be successful in furthering its investment objective will depend on the Adviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. This risk may be mitigated by the delivery of variation margin to the Fund when it is “in-the-money” under a swap.

Certain standardized swaps are subject to mandatory exchange trading and central clearing. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make the Fund’s use of swap transactions risk-free, as the Fund will face the clearinghouse as legal counterparty and will be subject to clearinghouse performance and credit risk.

The Fund’s use of swaps is subject to the provisions of the SEC rule regarding a registered investment company’s use of derivatives.

Convertible Securities

The Fund may invest in convertible securities.

The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. In addition, the value of a convertible security is influenced by the interest rate environment, company credit risk, and by the value of the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the credit quality, maturity and yield of the convertible security. Holders of convertible securities have a claim on the issuer’s assets prior to the common stockholders, but may be subordinated to holders of similar but non-convertible securities of the same issuer.

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Options

The investment program of the Fund may include the use of options. The Fund may purchase and sell (“write”) options on equities on national and international securities exchanges and in the domestic and international OTC market. The seller (“writer”) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security, plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing its entire investment in the put option. If the buyer of the put holds the underlying security, the loss on the put will be offset in whole or in part by any gain on the underlying security.

The writer of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the value of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The buyer of a call option assumes the risk of losing its entire investment in the call option. If the buyer of the call sells short the underlying security, the loss on the call will be offset, in whole or in part, by any gain on the short sale of the underlying security.

Options may be cash settled, settled by physical delivery or by entering into a closing purchase or closing sale transaction. In entering into a closing purchase transaction, the Fund may be subject to the risk of loss to the extent that the premium paid for entering into such closing purchase transaction exceeds the premium received when the option was written.

The Fund may also purchase and sell call and put options on stock indices and ETFs listed on national securities exchanges or traded in the OTC market for the purpose of realizing its investment objective or for the purpose of hedging its portfolio. A stock index or ETF fluctuates with changes in the market values of the stocks included in the index or ETF. The effectiveness of purchasing or writing stock index or ETF options for hedging purposes will depend upon the extent to which price movements in the Fund’s portfolio correlate with price movements of the stock indices or ETFs selected. Because the value of an index or ETF option depends upon movements in the level of the index or ETF rather than the price of a particular stock, whether the Fund will realize gains or losses from the purchase or writing of options on indices or ETFs depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices or ETFs, in an industry or market segment, rather than movements in the price of particular stocks. Accordingly, successful use by the Fund of options on stock indices or ETFs will be subject to the ability of the Adviser to correctly predict movements in the direction of the stock market generally or of particular industries or market segments. This requires different skills and techniques than predicting changes in the price of individual stocks. The Fund’s use of options is subject to the provisions of the SEC rule regarding a registered investment company’s use of derivatives.

Swaptions Contracts

Entering into a swaptions contract involves, to varying degrees, elements of credit, market and interest rate risk in excess of the amounts reported on the Consolidated Statement of Assets and Liabilities, associated with both options contracts and swap contracts. To reduce risk from potential counterparty default, the Fund enters into swaptions with counterparties whose creditworthiness has been approved by the Adviser. The Fund bears the market risk arising from any change in index values or interest rates.

Forward Trading

The Fund may engage in forward trading. Forward contracts and options thereon are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and “cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade, and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Market illiquidity or disruption could result in substantial losses to the Fund.

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Forward Trading (continued)

The Fund’s use of forward trading is subject to the provisions of the SEC rule regarding a registered investment company’s use of derivatives.

Smaller Capitalization Stocks

At any given time, the Fund may have significant investments in smaller-sized companies of a less seasoned nature whose securities are traded in the over-the-counter market. These “secondary” securities often involve significantly greater risks than the securities of larger, better-known companies. In addition to being subject to the general market risk that common stock prices may decline over short or extended periods, the Fund may invest in securities of companies that are not well-known to the investing public, may not have significant institutional ownership and may have cyclical, static or only moderate growth prospects. The stocks of such companies may be more volatile in price and have lower trading volumes than the larger capitalization stocks included in the S&P 500 Index. Accordingly, investors should have a long-term investment horizon.

Mid Capitalization Stocks

The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Mid capitalization companies may have limited product lines, markets and financial resources. Securities of mid capitalization companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid capitalization stocks may fall out of favor relative to small or large capitalization stocks.

Large Capitalization Stocks

Large capitalization stocks may fall out of favor relative to small or mid capitalization stocks.

Communications and Technology Companies

Communications and technology stocks historically have experienced unusually wide price swings, both up and down. The potential for wide variation in performance reflects the special risks common to companies in the rapidly changing communications and technology industries. Earnings disappointments and intense competition for market share can result in sharp price declines. Profitability of communications and technology companies can be negatively impacted by aggressive pricing from competitors, research and development costs, and the availability and prices of components. Communications and technology companies may be subject to extensive government regulation and scrutiny, and the costs of complying with governmental regulations or the enactment of new regulatory requirements may negatively affect the business of such companies. The communications and technology industries are highly susceptible to short product cycles; falling prices and profits; innovation and competition from new market entrants; a heavy reliance on patent protection and other intellectual property rights; failure to obtain, or delays in obtaining, financing or regulatory approval (including licensing and franchise rights); product compatibility; actual or perceived security vulnerabilities in their products and services and related litigation and remediation efforts; and unexpected changes in consumer preferences. Communications and technology companies may also be more susceptible than companies in other sectors to hacking attempts and potential theft of proprietary or consumer information, or disruptions in service, which could have a material adverse effect on their businesses.

Banks and Financial Services Companies

Different areas of the overall financial services industry tend to be highly correlated and particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, the rate of corporate and consumer debt defaults, the availability of money or asset valuations, credit rating downgrades, price competition, regulatory developments, and credit, borrower, asset, or counterparty concentration. Banks and other financial services companies are often subject to extensive governmental regulation and intervention, and the potential for additional regulation could reduce profit margins and adversely affect the scope of their activities, increase the amount of capital they must maintain, and limit the amounts and types of loans and other financial commitments they can make. In addition, companies in the financial sector may also be adversely affected by decreases in the availability of money or asset valuations, credit rating downgrades, increased competition, and adverse conditions in other related markets. Financial services companies may also be hurt when interest rates rise sharply, although not all companies are affected equally, and may also be vulnerable to rapidly rising inflation. Many financial services companies can possess growth characteristics, but the industry is not generally perceived to be dynamic or aggressive. The financial services industry is also a target for cyberattacks, and may experience technology malfunctions and disruptions, each of which can cause significant losses to such companies.

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Health Sciences Companies

Developments that could adversely affect health care and other health sciences companies include: intense competition; changes in legislation or government regulations, including uncertainty regarding health care reform and how it will be implemented; reductions in government funding or price controls imposed by a government; lengthy approval times or government non-approvals of products and services; dependency on patent protection; product liability or other litigation; increases or decreases in the cost of or demand for medical products and services; an increased emphasis on outpatient services; pricing pressure (including price discounting); and the obsolescence of popular products. The overall level of risk is increased to the extent that the Fund has significant exposure to smaller or unseasoned health care companies, which may not have established products or sufficiently experienced management, and may be thinly capitalized, or if the Fund invests a significant portion of its assets in companies involved in the same or related business lines, such as pharmaceuticals, hospital management, and managed care. In addition, a number of health care and other health sciences companies have recently merged or otherwise experienced consolidation. The effects of this trend toward consolidation are unknown and may be far reaching.

Non-U.S. Securities

The Fund may invest a portion of its assets in non-U.S. securities. Investing in securities of non-U.S. governments and companies that are generally denominated in non-U.S. currencies and utilization of options on non-U.S. securities involves certain considerations comprising both risks and opportunities not typically associated with investing in securities of the United States Government or United States companies. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruptions, political changes, security suspensions, diplomatic developments or the imposition of sanctions or other similar measures could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in non-U.S. securities. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is difficult to ascertain. The imposition of sanctions and other similar measures could, among other things, result in a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country’s securities or those of companies located in or economically tied to the sanctioned country, currency devaluation or volatility, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could directly or indirectly limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and adversely impact the Fund’s liquidity and performance. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or in securities denominated in a particular non-U.S. currency, the Fund will generally have more exposure to regional economic risks, including weather emergencies and natural disasters, associated with non-U.S. investments. Non-U.S. securities also may be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Securities

Non-U.S. investment risk may be particularly high to the extent the Fund invests in emerging market securities. The Fund considers emerging market countries to be countries represented in the MSCI Emerging Markets Index (the “Index”). Emerging market securities may present market, credit, currency, liquidity, volatility, legal, political, technical and other risks different from, and potentially greater than, the risks of investing in securities and instruments economically tied to developed non-U.S. countries. Future economic or political crises in emerging markets could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. Dollar (“USD”), and devaluation may occur subsequent to investment in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

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Emerging Markets Securities (continued)

To the extent the Fund invests in emerging market securities that are economically tied to a particular region, country or group of countries, the Fund may be more sensitive to adverse political or social events affecting that region, country or group of countries. Economic, business, political, or social instability may affect emerging market securities differently, and often more severely, than developed market securities. To the extent the Fund focuses its investments in multiple asset classes of emerging market securities, it may have a limited ability to mitigate losses in an environment that is adverse to emerging market securities in general. Emerging market securities may also be more volatile, less liquid (particularly during market closures due to local holidays or other reasons) and more difficult to value than securities economically tied to developed non-U.S. countries. The systems and procedures for trading and settlement of securities in emerging markets are less developed and less transparent and transactions may take longer to settle. Emerging market countries typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Governments in emerging market countries are often less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. Moreover, it can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for U.S. regulators to bring enforcement actions against such issuers. The Fund will also be subject to emerging markets risk if it invests in derivatives or other securities or instruments whose value or return are related to the value or returns of emerging markets securities. Rising interest rates, combined with widening credit spreads, could negatively impact the value of emerging market debt and increase funding costs for non-U.S. issuers. In such a scenario, non-U.S. issuers might not be able to service their debt obligations, the market for emerging market debt could suffer from reduced liquidity, and the Fund could lose money. The economy of some emerging markets may be particularly exposed to or affected by a certain industry or sector, and therefore issuers and/or securities of such emerging markets may be more affected by the performance of such industries or sectors.

Sovereign and Other Governmental Debt Investments

The Fund may invest its assets in sovereign and other governmental debt instruments, which involve special risks. The governmental authority that controls the repayment of the sovereign and other governmental debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to: (i) the extent of its foreign reserves; (ii) the availability of sufficient foreign exchange on the date a payment is due; (iii) the relative size of the debt service burden to the economy as a whole; or (iv) the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. In addition, sovereign and other governmental debt instruments may be subject to credit spread risks resulting from exposures to changes in a sovereign and other governmental issuer’s probability of default, expected recovery rate and actual default. In recent years, some sovereign and other governmental issuers have encountered difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. If an issuer of sovereign and other governmental debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund’s ability to obtain recourse may be limited.

Foreign Currency and Exchange Risks

The Fund’s Shares are denominated in U.S. dollars and will be issued in U.S. dollars, and the books of the Fund will be maintained, and investments in and distributions from the Fund will generally be made, in U.S. dollars. A portion of the Fund’s investments (and the income and gains received by the Fund in respect of such investments) may be denominated in, or otherwise exposed to, currencies other than the U.S. dollar. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund. In addition, the Fund will incur costs, which may be significant, in connection with the conversion of various currencies.

In general, to the extent that the Fund invests directly in non-U.S. currencies or in securities that trade in, and receive revenues in, non-U.S. currencies, or in derivatives or other instruments that provide exposure to non-U.S. currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in non-U.S. currencies and/or foreign currency-denominated securities may reduce the returns of the Fund. Currency risk may be particularly high to the extent that the Fund invests in non-U.S. currencies or engages in foreign currency transactions that are economically tied to emerging market countries. These currency transactions may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed non-U.S. currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries.

The Adviser generally intends to hedge the foreign currency exposure of the Fund; however, the Fund will necessarily be subject to foreign exchange risks. The Fund may seek to hedge these risks by investing in non-U.S. currencies, foreign currency futures contracts and options thereon, forward foreign currency exchange contracts or similar instruments, or any combination thereof, but there can be no assurance that such strategies will be implemented, or if implemented, will be effective. In addition, prospective investors whose assets and liabilities are predominantly in other currencies should take into account the potential risk of loss arising from fluctuations in value between U.S. dollars and such other currencies.

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Counterparty and Settlement Risk

To the extent the Fund invests in certain non-centrally cleared swaps, derivative or other synthetic instruments, repurchase agreements, reverse repurchase agreements, other over-the-counter transactions or non-U.S. securities or engages in securities lending, the Fund may take a credit risk with regard to parties with which it trades and may also bear the risk of settlement default. These risks may differ materially from those entailed in exchange-traded transactions, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered directly between two counterparties generally do not benefit from such protections and expose the parties to the risk of counterparty default. Any such default by a trading counterparty could result in losses to the Fund due to the delay of settlement of a transaction, loss of market gains or, in certain circumstances, loss of a portion or the full amount of the notional value of the transaction. These risks are increased to the extent the Fund has concentrated exposure to a counterparty.

Exchange Traded Funds (ETFs)

Investments in ETFs entail certain risks; in particular, investments in index ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, investments in ETFs involve the risk that the market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to changes in the ETF’s NAV, the value of ETF holdings and supply and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to NAV, market volatility, lack of an active trading market for ETF shares, disruptions at market participants and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) NAV. Additionally, to the extent an ETF holds securities traded in markets that close at a different time from the ETF’s listing exchange, liquidity in such securities may be reduced after the applicable closing times, and during the time when the ETF’s listing exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads and the resulting premium or discount to the ETF’s shares’ NAV may widen. Significant losses may result when transacting in ETF shares in these and other circumstances. Neither the Adviser nor the Fund can predict whether ETF shares will trade above, below or at NAV. An ETF’s investment results are based on the ETF’s daily NAV. Investors transacting in ETF shares in the secondary market, where market prices may differ from NAV, may experience investment results that differ from results based on the ETF’s daily NAV.

Real Estate Risk

Investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, including reduced demand for commercial and office space as well as increased maintenance or tenant improvement costs to convert properties for other uses, default risk of tenants and borrowers, the financial condition of tenants, buyers and sellers, and the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis or at all, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. An investment in a REIT or a real estate-linked derivative instrument that is linked to the value of a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”). In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. Finally, private REITs are not traded on a national securities exchange. As such, these products are generally illiquid. This reduces the ability of a Fund to redeem its investment early. Private REITs are also generally harder to value and may bear higher fees than public REITs.

Mortgage-Related and Other Asset-Backed Securities Risk

Mortgage-related and other asset-backed securities often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money. This is known as extension risk. Mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause the Fund to lose value.

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Mortgage-Related and Other Asset-Backed Securities Risk (continued)

Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. In addition, the creditworthiness, servicing practices, and financial viability of the servicers of the underlying mortgage pools present significant risks. For instance, a servicer may be required to make advances in respect of delinquent loans underlying the mortgage-related securities; however, servicers experiencing financial difficulties may not be able to perform these obligations. Additionally, both mortgage-related securities and asset-backed securities are subject to risks associated with fraud or negligence by, or defalcation of, their servicers. These securities are also subject to the risks of the underlying loans. In some circumstances, a servicer’s or originator’s mishandling of documentation related to the underlying collateral may affect the rights of security holders in and to the underlying collateral. In addition, the underlying loans may have been extended pursuant to inappropriate underwriting guidelines, to no underwriting guidelines at all, or to fraudulent origination practices. The owner of a mortgage-backed security’s ability to recover against the sponsor, servicer or originator is uncertain and is often limited.

The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

The Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Equity Securities Generally

The Fund may invest in equity securities without regard to market capitalization or liquidity. The values of equity securities, such as common stocks and preferred securities, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than most fixed income securities. These risks are generally magnified in the case of equity investments in distressed companies.

Depositary Receipts

The Fund may hold investments in sponsored and unsponsored American depositary receipts (“ADRs”), European depositary receipts (“EDRs”), global depositary receipts (“GDRs”) and other similar global instruments. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present the additional investment considerations of non-U.S. securities.

Debt Securities Generally

The Fund may invest in fixed income securities and other debt securities. Certain of these securities may be unrated by a recognized credit-rating agency or below investment grade, which are subject to greater risk of loss of principal and interest than higher-rated debt securities. The Fund may invest in debt securities which rank junior to other outstanding securities and obligations of the issuer, all or a significant portion of which may be secured by substantially all of that issuer’s assets. The Fund may invest in debt securities which are not protected by financial covenants or limitations on additional indebtedness. The Fund will therefore be subject to credit and liquidity risks, including the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. In addition, the market for credit spreads is often inefficient and illiquid, making it difficult to accurately calculate discounting spreads for valuing financial instruments. Investment in a debt instrument will normally involve the assumption of interest rate risk.

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Interest Rate Risk

Interest rate risk is the risk that fixed income securities and other instruments in the Fund’s portfolio will fluctuate in value because of a change in interest rates. Interest rate changes can be sudden and unpredictable, and the Fund may lose money as a result of movements in interest rates. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. The values of equity and other non-fixed income securities may also decline due to fluctuations in interest rates. Inflation-indexed bonds, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Dividend-paying equity securities, particularly those whose market price is closely related to their yield, may be more sensitive to changes in interest rates. During periods of rising interest rates, the values of such securities may decline and may result in losses to the Fund.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s Shares.

A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise, including, but not limited to, central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Risks associated with changes in interest rates are heightened under certain market conditions, such as during times when the U.S. Federal Reserve (the “Federal Reserve”) raises interest rates or when such rates remain elevated following a period of historically low levels. Additionally, the U.S. and other governments have increased, and are likely to continue increasing, their debt issuances, which may also heighten these risks. There is the risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Fund and its investments. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Further, in market environments where interest rates are rising, issuers may be less willing or able to make principal and interest payments on fixed income investments when due.

Rising interest rates may result in a decline in value of the Fund’s fixed income investments and in periods of volatility. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. As a result, dealer inventories of certain types of bonds and similar instruments, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty. All of these factors, collectively and/or individually, could cause the Fund to lose value.

High Yield, Low-Rated or Unrated Securities

Investing in high yield fixed income securities may involve greater credit risk and considerations not typically associated with investing in US Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as ‘junk’ bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid to the extent that there is no established secondary market.

Bank Debt, Participations and Assignments

The Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. The Fund may also invest in collateralized loan obligations, including interests on whole commercial, consumer and other loans and lease contracts. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Fund’s investment may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).

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Bank Debt, Participations and Assignments (continued)

In certain cases, the rights and obligations acquired by the Fund through the purchase of an Assignment may differ from, and be more limited than, those held by the assigning selling institution. Assignments are sold strictly without recourse to the selling institutions, and the selling institutions will generally make no representations or warranties to the Fund about the underlying loan, the borrowers, the documentation of the loans or any collateral securing the loans.

The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participations. Thus, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participations. In addition, in connection with purchasing Participations, the Fund generally will have no role in terms of negotiating or effecting amendments, waivers and consents with respect to the loans underlying the Participations. In the event of the insolvency of the Lender, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.

Investments in participations and assignments involve additional risks, including the risk of nonpayment of principal and interest by the borrower, the risk that any loan collateral may become impaired and that the Fund may obtain less than the full value for the loan interests sold because they may be illiquid. Purchasers of loans depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected.

Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the borrower, the Fund may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of the Fund were determined to be subject to the claims of the agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Interests in loans are also subject to additional liquidity risks. Loans are generally subject to legal or contractual restrictions on resale. Loans are not currently listed on any securities exchange or automatic quotation system, but are traded by banks and other institutional investors engaged in loan syndication. As a result, no active market may exist for some loans, and to the extent a secondary market exists for other loans, such market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Consequently, the Fund may have difficulty disposing of Assignments or Participations in response to a specific economic event such as deterioration in the creditworthiness of the borrower, which can result in a loss. In such market situations, it may be more difficult for the Fund to assign a value to Assignments or Participations when valuing the Fund’s securities and calculating its assets.

Use of Collateral

Collateral for private credit investments may include a wide range of assets. To the extent the Fund invests in loans based partly upon the adequacy of the borrower’s collateral, an incorrect valuation of such collateral may result in unforeseen losses. The inherent uncertainty of the value of collateral may result in values that differ significantly from the values that can ultimately be obtained for such collateral. Even if collateral is initially valued correctly, changes in market conditions, regulations or other circumstances, or changes directly related to such collateral, may materially adversely affect the value thereof. In addition, there can be no assurance that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing an investment.

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Use of Collateral (continued)

Under certain circumstances, collateral securing an investment may be released without the consent of the lender. Moreover, the lender’s security interest (with respect to investments in secured debt) may be unperfected for a variety of reasons, including the failure to make required filings by lenders and, as a result, the Fund may not have priority over other creditors as anticipated. First priority lien investments made by the lender may, in certain cases, provide a first priority lien over some, but not all, of the assets of the relevant borrower. The Fund may also invest in second-lien debt, high-yield securities, marketable and non-marketable common and preferred equity securities and other unsecured instruments each of which involves a higher degree of risk than senior first-lien secured debt, including the re-use and subsequent loss of collateral by the borrower. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of senior lenders (with respect to some or all of the assets of an issuer in which the Fund invests). Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In such cases, the ability of the issuer to repay the principal in respect of the Fund’s investment may be dependent upon a liquidity event or the long-term success of the company, the occurrence of which is uncertain.

The terms of any derivative hedging arrangements entered into by the Fund may provide that related collateral given to, or received by, the Fund may be pledged, lent, re-hypothecated or otherwise re-used by the collateral taker for its own purposes. If collateral received by the Fund is reinvested or otherwise re-used, the Fund is exposed to the risk of loss on that investment. Should such a loss occur, the value of the collateral will be reduced and the Fund will have less protection if the counterparty defaults. Similarly, if the counterparty reinvests or otherwise re-uses collateral received from the Fund and suffers a loss as a result, it may not be in a position to return that collateral to the Fund should the relevant transaction complete, be unwound or otherwise terminate and the Fund is exposed to the risk of loss of the amount of collateral provided to the counterparty.

Loans

Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell loan interests at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Accordingly, loan interests may at times be illiquid. Loan interests may be difficult to value and may have extended settlement periods, which expose the Fund to the risk that the receipt of principal and interest payments may be delayed until the loan interest settles.

Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In most loan agreements there is no formal requirement to pledge additional collateral. In the event the borrower defaults, the access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. In addition, if a secured loan is foreclosed, the Fund would likely bear the costs and liabilities associated with owning and disposing of the collateral. The collateral may be difficult to sell and the Fund would bear the risk that the collateral may decline in value.

The Fund may acquire a loan interest by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee. As an assignee, the Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor.

In general, the secondary trading market for loans is not well developed. No active trading market may exist for certain senior secured loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell loans quickly or at a fair price. To the extent that a secondary market does exist for certain loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Other Lending Risks

The value of investments in loans may be detrimentally affected to the extent a borrower defaults on its obligations, there is insufficient collateral and/or there are extensive legal and other costs incurred in collecting on a defaulted loan. The Adviser may attempt to minimize this risk by maintaining low loan-to-liquidation values with a loan and the collateral underlying the loan. However, there can be no assurance that the value assigned by the Adviser to collateral underlying a loan can be realized upon liquidation, nor can there be any assurance that collateral will retain its value. In addition, some loans may be supported, in whole or in part, by personal guarantees made by the borrower or a relative, or guarantees made by a corporation affiliated with the borrower. The amount realizable with respect to a loan may be detrimentally affected if a guarantor fails to meet its obligations under the guarantee. Moreover, the value of collateral supporting loans may fluctuate. In addition, active lending/origination by the Fund may subject it to additional regulation, as well as possible adverse tax consequences to investors therein. There is no assurance that the Adviser will be able to sufficiently minimize such risk. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of and subsequently liquidating various types of collateral.

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Assignments

The purchaser of an assignment of an interest in a loan typically succeeds to all the rights and obligations of the assigning selling institution and becomes a lender under the loan agreement with respect to that loan. Assignments are, however, arranged through private negotiations between assignees and assignors and in certain cases the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning selling institution.

Assignments are sold strictly without recourse to the selling institutions and the selling institutions will generally make no representations or warranties about the underlying loan, the borrowers, the documentation of the loans or any collateral securing the loans. In addition, the Fund will be bound by the provisions of the underlying loan agreements, if any, that require the preservation of the confidentiality of information provided by the borrower. Because of certain factors including confidentiality provisions, the unique and customized nature of the loan agreement and the private syndication of the loan, loans are not purchased or sold as easily as are publicly traded securities.

Prepayment

Prepayments on loans may be caused by a variety of factors which are often difficult to predict. Consequently, there exists a risk that loans purchased at a price greater than par may experience a capital loss as a result of such a prepayment. When credit market conditions become more attractive to obligors, the rate of prepayment of the Fund’s assets would be expected to increase as obligors refinance to take advantage of such improved conditions, which may negatively impact the Fund.

Maturity

The Fund may invest in loans for which most or all of the principal is due at maturity. The ability of the obligor(s) under such loan to make such a large payment upon maturity typically depends upon its ability to refinance the loan prior to maturity. The ability of an obligor to consummate a refinancing will be affected by many factors, including the availability of financing at acceptable rates to such obligor, the financial condition of such obligor, the marketability of the collateral (if any) securing such loan, the operating history of the obligor and related businesses, tax laws and prevailing general economic conditions. Additionally, middle market obligors generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from more traditional sources, such as commercial banks. Consequently, such obligor may not have the ability to repay the loan at maturity and, unless it is able to refinance such loan, it could default in payment at maturity, which could result in losses to the Fund.

Significant numbers of obligors are expected to need to refinance their debt over the next few years, and significant numbers of collateralized loan obligation transactions (historically an important source of funding for loans) have reached or are close to reaching the end of their reinvestment periods or the final maturities of their own debt. As a result, there could be significant pressure on the ability of obligors to refinance their debt over the next few years unless a significant volume of new collateralized loan obligation transactions or other sources of funding develop. If such sources of funding do not develop, significant defaults could occur, and there could be downward pressure on the prices and markets for debt instruments, including assets held by the Fund.

Collateralized Loan Obligations

The Fund may invest in collateralized loan obligations (“CLOs”) and other similarly structured investments. In the case of most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the collateral and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Because it is partially protected from defaults, a senior tranche from a CLO trust typically has higher ratings and lower yields than its underlying collateral and may be rated investment grade. Despite the protection from the equity and mezzanine tranches, more senior tranches of CLOs can experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of more subordinate tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.

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Collateralized Loan Obligations (continued)

In light of the above, CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations.

In addition to the general risks associated with investing in debt securities and asset-backed securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the Fund may invest in tranches of a CLO that are subordinate to other classes; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently. CLOs also may be subject to prepayment risk. Further, the performance of a CLO may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility.

Fixed Income Buy-Sellback and Sell-Buyback Agreements

Buy-sellback agreements involve certain risks in the event of default by the other party. In the event of the bankruptcy or other default of a seller of a buy-sellback agreement, the Fund could experience both delays in liquidating the underlying securities at the agreed upon prices and losses, including (i) possible decline in the value of the underlying security during the period while it seeks to enforce its rights thereto; (ii) possible lack of access to income on the underlying security during this period; and (iii) expenses of enforcing its rights.

Sell-buyback agreements involve the risk that the market value of the underlying securities in the Fund may decline below the price of the securities the Fund is obligated to repurchase under the agreement. In addition, should the counterparty default, a risk exists that the value of the security the Fund has sold increases and the proceeds from the original sale and any additional collateral posted by the buyer does not offset the security’s increased value. In the event the other party involved in a sell-buyback agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

TBA Commitments

TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. Entering into TBAs also involves counterparty risk, which may be higher for this type of security due to the longer settlement period.

Investing through Special Purpose Entities

The Fund may acquire or hold interests in one or more entities formed in various U.S. and non-U.S. jurisdictions in order to administer certain tax filings or for other regulatory purposes (each such entity, a “Special Purpose Entity”). Investing through Special Purpose Entities, and in particular non-U.S. Special Purpose Entities, involves additional risks and special considerations beyond those typically associated with making investments directly. Such risks may include: (i) nationalization, expropriation of assets or confiscatory taxation; (ii) greater controls on foreign investment and limitations on repatriation of invested capital and on the ability to exchange local currencies for USD; and (iii) increased likelihood of governmental involvement and control. The cost of establishing and maintaining any such Special Purpose Entity, which may be substantial, will typically be borne by the Fund.

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Other Investment Companies

The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act. Under one provision of the 1940 Act, the Fund may not acquire the securities of other investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund or (iii) more than 5% of the Fund’s total assets would be invested in any one investment company. In some instances, the Fund may invest in an investment company in excess of these limits. For example, the Fund may invest in other registered investment companies, such as mutual funds, closed-end funds and ETFs, and in business development companies in excess of the statutory limits imposed by the 1940 Act in reliance on Rule 12d1-4 under the 1940 Act. These investments would be subject to the applicable conditions of Rule 12d1-4, which in part would affect or otherwise impose certain limits on the investments and operations of the underlying fund. Accordingly, if the Fund serves as an “underlying fund” to another investment company, the Fund’s ability to invest in other investment companies, private funds and other investment vehicles may be limited and, under these circumstances, the Fund’s investments in other investment companies, private funds and other investment vehicles will be consistent with applicable law and/or exemptive relief obtained from the SEC. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.

Risks Associated with the Fund and the Adviser

Non-Diversified Status

The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means that it is not subject to percentage limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s NAV may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification. In addition, while the Fund is a “non-diversified” fund for purposes of the 1940 Act, the Fund intends to maintain its qualification to be treated as a RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things, diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships.”

Systems and Operational

The Fund depends on the Adviser to develop and implement appropriate systems for the Fund’s activities. The Fund relies heavily and on a daily basis on financial, accounting and other data processing systems to execute, clear and settle transactions across numerous and diverse markets and to evaluate certain securities, to monitor its portfolio and capital, and to generate risk management and other reports that are critical to oversight of the Fund’s activities. Certain of the Fund’s and the Adviser’s activities will be dependent upon systems operated by third parties, including prime brokers, the Administrator, market counterparties and other service providers, and the Adviser may not be in a position to verify the risks or reliability of such third-party systems. Failures in the systems employed by the Adviser, prime brokers, Administrator, counterparties, exchanges and similar clearance and settlement facilities and other parties could result in mistakes made in the confirmation or settlement of transactions, or in transactions not being properly booked, evaluated or accounted for. Disruptions in the Fund’s operations may cause the Fund to suffer, among other things, financial loss, the disruption of its business, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing failures or disruptions could have a material adverse effect on the Fund and investors’ investments therein.

Additionally, exchanges and securities markets may close early, close late or issue trading halts on specific securities or generally, which may result in, among other things, the Fund being unable to buy or sell certain securities or financial instruments at an advantageous time or accurately price its portfolio investments. In addition, the Fund may rely on various third-party sources to calculate its NAV. As a result, they are subject to certain operational risks associated with reliance on service providers and service providers’ data sources. Errors or systems failures and other technological issues may adversely impact or delay the Fund’s calculation of its NAV, and such NAV calculation issues may continue over extended periods. The Fund may be unable to recover any losses associated with such failures.

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Fundamental Analysis

Investment decisions will be based on fundamental analysis. In fundamental analysis, securities are selected based upon research and analysis of a variety of factors. Data on which fundamental analysis relies may be inaccurate or may be generally available to other market participants. Fundamental market information is subject to interpretation. To the extent that the Adviser misinterprets the meaning of certain data, the Fund may incur losses.

Investment and Due Diligence Process

Before making investments, the Adviser will conduct due diligence that it deems reasonable and appropriate based on the facts and circumstances applicable to each investment. When conducting due diligence, the Adviser may be required to evaluate important and complex business, financial, tax, accounting and legal issues. When conducting due diligence and making an assessment regarding an investment, the Adviser will rely on the resources reasonably available to it, which in some circumstances whether or not known to the Adviser at the time, may not be sufficient, accurate, complete or reliable. Due diligence may not reveal or highlight matters that could have a material adverse effect on the value of an investment.

Shares Not Listed; No Market for Shares

The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment

Closed-End Interval Fund; Liquidity

The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

Competition for Investment Opportunities

The Fund competes for investments with other closed-end funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end fund.

The Adviser and/or its affiliates and portfolio manager may determine that an investment is appropriate both for the Fund and for one or more other funds or accounts. In such event, depending on the availability of such investment and other appropriate factors, the Adviser may determine that the Fund should invest on a side-by-side basis with one or more other funds. The Fund may make all such investments subject to compliance with applicable laws and regulations and interpretations thereof by the SEC and its staff. In certain circumstances, negotiated co-investments may be made only if an exemptive order has been received from the SEC permitting such investment.

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Investment Performance of the Fund and Other Investment Vehicles May Vary Significantly

The Adviser has established, and may continue to establish, additional companies, partnerships or other entities, pooled investment vehicles for multiple investors, funds, separate accounts, or other entities that may have, in whole or in part, investment objectives and strategies that may be similar to or overlap with those of the Fund (collectively, “Other Investment Vehicles”). The Fund may at times compete with the Other Investment Vehicles for certain investments. The returns and investor liquidity terms of each of the Other Investment Vehicles will likely differ materially from those of the Fund.

The results of the investment activities of the Fund may differ significantly from the results achieved by the Adviser for its own benefit and from the results achieved by Other Investment Vehicles based on the investment strategies employed by such investors.

Subject to applicable law, including the 1940 Act, Other Investment Vehicles may invest alongside the Fund. In allocating any investment opportunities, the Adviser will take into account numerous factors, including factors specific only to such Other Investment Vehicles, in accordance with applicable policies and procedures. Any such investments made alongside the Fund may or may not be in proportion to the relevant commitments of the investing parties and, subject to applicable law, may involve different terms and fee structures than those of the Fund. As a result, investment returns may vary materially among the Fund and Other Investment Vehicles that invest alongside the Fund. In certain circumstances, negotiated co-investments may be made only if the Fund has received an exemptive order from the SEC permitting such investment. The Fund and the Adviser intend to seek such an exemptive order, which may or may not be granted. This could reduce the amount of transactions in which the Fund can participate and make it more difficult for the Fund to implement its investment objectives.

12.  New accounting pronouncement

In this reporting period, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosure only and did not affect the Fund’s financial position or the results of its operations. The Board of Trustees of the Adviser acts as the Fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The Fund represents a single operating segment, as the CODM monitors and assesses the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team. Segment assets are reflected in the Consolidated Statement of Assets and Liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Consolidated Statement of Operations, which includes “Net increase (decrease) in net assets resulting from operations”, Consolidated Statement of Changes in Net Assets, which includes “Net increase (decrease) in net assets from capital transactions”, and Consolidated Financial Highlights, which includes total return and income and expense ratios.

13.  Subsequent Events

Events or transactions occurring after period end through the date of issuance of the financial statements have been evaluated by the Adviser in the preparation of the financial statements and only the following item was noted requiring additional disclosure or adjustment.

Effective November 1, 2025, the administration fee payable to WFS has been reduced to 0.15% of the Fund’s average daily net assets.

173

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Wellington Global Multi-Strategy Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Wellington Global Multi-Strategy Fund and its subsidiary (the “Fund”) as of October 31, 2025, and the related consolidated statements of operations and changes in net assets for the period January 2, 2025 (commencement of operations) through October 31, 2025, including the related notes, and the consolidated financial highlights for each of the periods indicated therein (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations and changes in its net assets for the period January 2, 2025 (commencement of operations) through October 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

Boston, Massachusetts

December 23, 2025

We have served as the Fund’s auditor since 2024.

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500, Boston, MA 02210

T: (617) 530 5000, www.pwc.com/us

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Federal Tax Information (Unaudited)

Shareholder Notification of Federal Tax Information

The following information is provided solely to satisfy the requirements set forth by the Code. Shareholders will be provided information regarding their distribution by early 2026.

The Fund designates the percentage of dividends declared from net investment income as (1) for corporation, dividends qualifying for the 70% dividends received, and (2) for individuals, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 as follows:

Fund	Dividends Received Deduction for Corporations	Qualified Dividend Income for Individuals
Wellington Global Multi-Strategy Fund	0%	0%

Pursuant to Section 852(b)(3) of the Code, the Fund hereby designates the following amounts as long-term capital gains distributed during the year ending October 31, 2025, or if subsequently determined to be different, the net capital gain of such year:

Fund	Distributions of Long-Term Capital Gains
Wellington Global Multi-Strategy Fund	—

These amounts may include earnings and profits distributed to shareholders on the redemption of shares as part of the dividend paid deduction.

175

Additional Information Document

Wellington Global Multi-Strategy Fund

Fund Management (Unaudited)

Trustees

Information regarding the members of the Board is set forth below. The Trustees have been divided into two groups—Interested Trustees and Independent Trustees. As set forth in the Fund’s Declaration of Trust, each Trustee’s term of office shall continue until his or her death, resignation, removal, bankruptcy, adjudicated incompetence or other incapacity to perform the duties of the office of a Trustee.

Name, address(1) and age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee
Interested Trustee(2)
Molly K. Shannon (1966)	Trustee and Board Chairperson	Since Inception	Senior Managing Director, Partner and Head of Focus Initiatives at Wellington Management; President and Board member, Wellington Funds Distributors, Inc.; Manager of Wellington Management Canada LLC	2	Wellington Management International Limited
Independent Trustees
Andra Bolotin (1962)	Trustee	Since Inception	Executive Vice President and Chief Financial Officer, Great-West Lifeco US (2016-2024); Executive Vice President and Chief Financial Officer, Putnam Investments (2017-2023); Executive Vice President and Chief Financial Officer, Empower (2015-2023)	2	Massachusetts Regional Red Cross; Plimoth Patuxet Museum - Museum Council; PanAgora Asset Management; IGM Financial; Envestnet
F. William McNabb III (1957)	Trustee	Since Inception	N/A	2	United Health Group; Axiom; Altruist; IBM; Vanilla; CECP: The CEO Force for Good; Philadelphia Zoo
Thomas Pappas (1961)	Trustee	Since Inception	N/A	2	MassINC; Cummings Foundation; Omidyar-Tufts Active Citizen Trust; Move the World Foundation

(1)	The address of each Trustee is care of the Secretary of the Fund at 280 Congress Street, Boston, MA 02210.

(2)	“Interested person,” as defined in the 1940 Act, of the Fund. Molly K. Shannon is an interested person of the Fund due to her affiliation with the Adviser.

(3)	The term “Fund Complex” means two or more registered investment companies that share the same investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies or hold themselves out to investors as related companies for the purpose of investment and investor services.

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Wellington Global Multi-Strategy Fund

Fund Management (Unaudited) (continued)

Officers

The following table sets forth each officer’s name, year of birth, position with the Fund and date first appointed to that position, and principal occupation(s) during the past five years. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the Board of Trustees.

Name, address(1) and age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Carmine A. Taglione (1982)	President and Principal Executive Officer	Since Inception	Managing Director, President of Wellington Alternative Investments LLC and Wellington Funds (US) LLC at Wellington Management; Chief Operating Officer of U.S. Wealth Management at Wellington Management
Matthew J. Bowser (1982)	Treasurer and Principal Financial Officer	Since Inception	Managing Director and Director, Fund Control & Operations at Wellington Management
Kyle T. Sullivan (1988)	Secretary and Chief Legal Officer	2025	Vice President & Counsel, Wellington Management (2025-Present); Associate, Investment Management Practice Group, Morgan Lewis & Bockius LLP (2018-2025)
Ruby Salter Henry (1987)	Chief Compliance Officer	2025	Managing Director and Senior Compliance Officer at Wellington Management

(1)	The address of each officer is care of the Secretary of the Fund at 280 Congress Street, Boston, MA 02210.

Further information about the Fund’s Board Members and Officers is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling 1-888-287-0403 and visiting the Fund’s website at www.wellington.com/en-us/intermediary/funds/global-multi-strategy-fund.

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Wellington Global Multi-Strategy Fund

Privacy Policy

The Wellington Global Multi-Strategy Fund (the “Fund”) considers customer privacy to be a fundamental aspect of its relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ non-public personal information. The Fund has developed policies that are designed to protect this confidentiality, while allowing shareholders to be served.

Obtaining Non-Public Personal Information

In the course of providing shareholders with products and services, the Fund and certain service providers to the Fund, such as the Fund’s investment adviser, administrator and distributor, may obtain non-public personal information about shareholders, which may come from sources such as: account applications and other forms; from other written, electronic or verbal correspondence; from shareholder transactions; from a shareholder’s brokerage or financial advisory firm; financial professional or consultant; and/or from information captured on applicable websites.

Information Collected from Websites

The Fund or its service providers and partners may collect information from shareholders via websites they maintain. The information collected via websites maintained by the Fund or its service providers includes client non-public personal information.

Sharing Information with Third Parties

As a matter of policy, the Fund does not disclose any non-public personal information provided by shareholders or gathered by the Fund to non-affiliated third parties, except as required or permitted by law, disclosed in the Fund’s offering documents or necessary for such third parties to perform their agreements with respect to the Fund. As is common in the industry, non-affiliated third parties may from time to time be used to provide certain services, such as: preparing and mailing prospectuses, reports, account statements and other information; conducting research on shareholder satisfaction; and gathering shareholder proxies. The Fund or its affiliates may also retain non-affiliated third parties to market Fund shares or products that use Fund shares and enter into joint marketing arrangements with them and other companies. These third parties may have access to a shareholder’s personal and account information but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Fund may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial professional or consultant.

The Fund reserves the right to disclose or report personal or account information to non-affiliated third parties where the Fund believes in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, or to protect its rights or property. In addition, the Fund may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

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Wellington Global Multi-Strategy Fund

Privacy Policy (continued)

Sharing Information with Affiliates

The Fund may share shareholder information with its affiliates, including in connection with servicing shareholders’ accounts, and subject to applicable law, may provide shareholders with information about products and services that the Fund or its investment adviser, administrator or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Fund may disclose may include, for example, a shareholder’s participation in the Fund or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Fund’s experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject to applicable law. The Fund’s Service Affiliates, in turn, are not permitted to disclose shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Fund takes seriously the obligation to safeguard customer information, including shareholder non-public personal information. Access to systems and databases containing customer information is restricted to personnel of the investment adviser and its affiliates who need such access to perform their duties. Physical, electronic and procedural safeguards are in place to guard customer information, including a shareholder’s non-public personal information.

Changes to the Privacy Policy

From time to time, the Fund may update or revise the Privacy Policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated. A full copy of the Fund’s Privacy Policy is available upon request from the Fund. Should you have any questions regarding the Policy, please contact your investment professional or the Fund at 1-888-287-3403.

September 2025

179

Wellington Global Multi-Strategy Fund

Proxy Voting Policy

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, is available upon request without charge by calling 1-888-287-3403, on the Fund’s website at www.wellington.com/en-us/intermediary/funds/global-multi-strategy-fund and on the SEC’s website at www.sec.gov.

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Wellington Global Multi-Strategy Fund

Quarterly Portfolio Disclosure

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT which is available on the SEC’s website at www.sec.gov and on the Fund’s website at www.wellington.com/en-us/intermediary/funds/global-multi-strategy-fund.

Corporate Information

Trustees

Molly K. Shannon, Chair

Andra Bolotin

F. William NcNabb III

Thomas Papas

Investment Adviser

Wellington Management Company LLC

280 Congress Street

Boston, MA 02110

Administrator

Wellington Fund Services

280 Congress Street

Boston, MA 02110

Transfer Agent

State Street Bank and Trust Company

1776 Heritage Way

Quincy, MA 02171

Legal Counsel

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, MA 02110

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

101 Seaport Boulevard

Boston, MA 02110

181

(b)	Not Applicable

Item 2. Code of Ethics.

(a)	The Fund has adopted a code of ethics (as such term is defined in Item 2 of Form N-CSR) that applies to its principal executive officer and principal financial officer. During the year ended October 31, 2025, there were no substantive amendments to, or waivers granted from, the code of ethics. A copy of the code of ethics is filed as an exhibit hereto pursuant to Item 19(a)(1) of Form N-CSR.

Item 3. Audit Committee Financial Experts.

(a)(1)	The Board of Trustees of the Fund (the “Board”) has determined that the Fund has one “audit committee financial expert” serving on the audit committee of the Board (the “Audit Committee”), as such term is defined for purposes of Item 3 of Form N-CSR.

(a)(2)	Andra Bolotin is the audit committee financial expert. Ms. Bolotin is independent as such term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed to the Fund for the period January 2, 2025 (commencement of operations) through October 31, 2025 for professional services rendered by PricewaterhouseCoopers LLP, the Fund’s independent registered public accounting firm (“PwC”), for the audit of the Fund’s annual financial statements and services that are normally provided by PwC in connection with statutory and regulatory filings or engagements was $160,000.

(b)	Audit-Related Fees. The aggregate fees billed to the Fund for the period January 2, 2025 (commencement of operations) through October 31, 2025 for assurance and related services by PwC that were reasonably related to the performance of the audit of the Fund’s financial statements and not reported in Item 4(a) above were $0.

For the period January 2, 2025 (commencement of operations) through October 31, 2025, aggregate Audit-Related Fees billed by PwC that were required to be approved by the Fund’s Audit Committee for audit-related services rendered to the Fund’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Fund (the “Affiliated Service Providers”) that relate directly to the operations and financial reporting of the Fund were $984,654.

(c)	Tax Fees. The aggregate fees billed to the Fund for the period January 2, 2025 (commencement of operations) through October 31,2025 for professional services rendered by PwC for tax compliance, tax advice and tax planning were $108,000. These fees were billed for tax compliance and tax advice services.

For the period January 2, 2025 (commencement of operations) through October 31, 2025, the aggregate Tax Fees billed by PwC that were required to be approved by the Fund’s Audit Committee for tax compliance, tax advice and tax planning services rendered to Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund were $0.

(d)	All Other Fees.

For the period January 2, 2025 (commencement of operations) through October 31, 2025, the aggregate fees billed by PwC to the Fund for all services other than services reported under Audit Fees, Audit-Related Fees, and Tax Fees were $0.

For the period January 2, 2025 (commencement of operations) through October 31, 2025, the aggregate fees in this category billed by PwC that were required to be approved by the Fund’s Audit Committee for services rendered to Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund were $0.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures. The Audit Committee has adopted, and the Board has approved, a Policy on Pre-Approval of Audit and Non-Audit Services (the “Policy”), which is intended to comply with Rule 2-01 of Regulation S-X and sets forth guidelines and procedures to be followed by the Fund when retaining an auditor to perform audit, audit-related, tax and other services for the Fund. The Policy permits such services to be pre-approved by the Audit Committee pursuant to either a general pre-approval or specific pre-approval. Unless a type of service provided by the auditor has received general pre-approval, it requires specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels require specific pre-approval by the Audit Committee.

(e)(2)	None.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Fund, and to Affiliated Service Providers for the period January 2, 2025 (commencement of operations) through October 31, 2025 were $984,654.

(h)	The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Affiliated Service Providers, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence. No such services were provided for the period January 2, 2025 (commencement of operations) through October 31, 2025.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable. The Fund is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	Not applicable. The Fund is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6. Investments.

(a)	The Schedule of Investments is included within the Report filed under Item 1(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Attached to this Form N-CSR as exhibit 19(a)(6) is a copy of the proxy voting policies and procedures of the Fund and its investment adviser.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	The Fund’s portfolio manager is Roberto J. Isch. Mr. Isch joined Wellington Management Company LLP (“Wellington Management” or the “Adviser”) in 2012. He has served as a portfolio manager of investment vehicles managed by Wellington Management since 2018 and has served as the Fund’s portfolio manager since its inception in January 2025.

(a)(2)	The portfolio manager is primarily responsible for the day-to-day management of the Fund and also provides investment advisory or sub-advisory services to other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following table identifies, as of October 31, 2025: (i) the number of other registered investment companies, other pooled investment vehicles and other accounts (collectively, “Other Investment Vehicles”) managed by the portfolio manager; (ii) the total assets of such Other Investment Vehicles; and (iii) the number and total assets of such Other Investment Vehicles that are subject to an advisory fee based on performance.

		Assets of	Number of	Assets Subject to
	Number of	Accounts	Accounts Subject to	a Performance Fee
	Accounts	(in millions)	a Performance Fee	(in millions)
Roberto J. Isch
Registered Investment Companies	4	$650	0	$0
Other Pooled Investment Vehicles	28	$4,697	21	$2,303
Other Accounts	6	$1,655	0	$0

Conflicts of Interest

Conflicts of interest may arise in connection with the portfolio manager’s management of the investments of the Fund and the investments of the Other Investment Vehicles.

The Other Investment Vehicles that the portfolio manager manages have or may have investment objectives similar to those of the Fund and, accordingly, invest or may invest in, whether principally or secondarily, asset classes similar to those targeted by the Fund. To the extent that the Other Investment Vehicles have investment objectives similar to those of the Fund, the scope of opportunities otherwise available to the Fund may be adversely affected and/or reduced. However, the portfolio manager intends to allocate investment opportunities among the Other Investment Vehicles and the Fund in a fair and equitable manner over time in accordance with the Adviser’s investment allocation policy, consistent with the Fund’s and each Other Investment Vehicle’s investment objective and strategies and legal and regulatory requirements.

The portfolio manager also may take an investment action on behalf of or give investment advice to one of the Other Investment Vehicles that differs from an investment action taken on behalf of the Fund. For example, the portfolio manager may buy securities on behalf of one of the Other Investment Vehicles while selling simultaneously the same securities on behalf of the Fund. Alternatively, the portfolio manager may take a short position in a security on behalf of one of the Other Investment Vehicles while maintaining a long position in that same security on behalf of the Fund, in each case consistent with the investment objectives of the Other Investment Vehicle and the Fund.  Investment professionals who are members of the Trading Teams (as that term is defined in the Fund’s registration statement on Form N-2) to whom the portfolio manager allocates portions of the Fund’s assets generally are subject to the same conflicts of interest and are also subject to the Adviser’s investment allocation policy.

(a)(3)	Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of Mr. Isch includes a base salary and incentive components. Because Mr. Isch is a partner (“Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management, his base salary is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of an investment professional’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Mr. Isch is also eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund and other accounts managed by Mr. Isch. This incentive payment relating to the Fund is based on the gross pre-tax performance over one-, three- and five-year periods, with an emphasis on five-year results.

Wellington Management applies similar incentive compensation structures to other accounts managed by Mr. Isch, including accounts with performance fees.

(a)(4)	As of October 31, 2025, Roberto J. Isch did not beneficially own any securities issued by the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable due to no such purchases during the period covered by this report.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board during the period covered by this Form N-CSR filing.

Item 16. Controls and Procedures.

(a)	The Fund’s principal executive and principal financial officers have concluded, based on their evaluation of the Fund’s disclosure controls and procedures as of a date within 90 days of the filing date of this Report, that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) are effective.

(b)	There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The Fund’s Code of Ethics is attached hereto in response to Item 2.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(a)(6)	Proxy voting policies and procedures of the Fund’s investment adviser are attached hereto in response to Item 12.

(b)	The certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wellington Global Multi-Strategy Fund
(Registrant)

By:	/s/ Carm Taglione
Carm Taglione
President and Principal Executive Officer

Date:	January 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Carm Taglione
Carm Taglione
President and Principal Executive Officer

Date:	January 8, 2026

By:	/s/ Matthew Bowser
Matthew Bowser
Treasurer and Principal Financial Officer
Date:	January 8, 2026

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

19(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers
19(a)(3)	Section 302 N-CSR Certification of Principal Executive Officer
19(a)(3)	Section 302 N-CSR Certification of Principal Financial Officer
19(a)(6)	Proxy Voting Policies and Procedures of the Fund’s investment adviser
19(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer